UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019 through April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Exchange-Traded Funds

April 30, 2020 (Unaudited)

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders International Equity ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan).

Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

JUNE 17, 2020

Dear Shareholder,

Amid this year’s unprecedented uncertainty and significant changes in our personal and professional lives, I want to assure you that we believe that J.P. Morgan Exchange-Traded Funds is resilient and well-prepared for adverse events. We remain committed to providing our shareholders with the service and solutions to help investors build stronger portfolios.

“Regardless of the economic or civil environment, we believe our broad platform of ETF solutions can provide fund shareholders with valuable tools to navigate the changes and challenges ahead.”

– Joanna M. Gallegos

Regardless of the economic or civil environment, we believe our broad platform of ETF solutions can provide fund shareholders with valuable tools to navigate the changes and challenges ahead. While the global response to the COVID-19 pandemic has deeply impacted financial markets, leading central banks have taken swift action to ensure those markets maintain liquidity and continue to function. Thus we believe investors should have confidence that the fundamental investment principles of diversification and a long-term outlook will continue to serve them well in these uncertain times.

We are proud to bring a range of investment solutions to help you navigate changing market landscapes. We are committed to building solutions that address your needs and help you build stronger portfolios. Thank you for your belief in our Firm and our process.

Sincerely,

Joanna M. Gallegos

President, J.P. Morgan Exchange-Traded Funds

J.P Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	1

J.P. Morgan Exchange-Traded Funds

MARKET OVERVIEW

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

While developed equity markets generally rallied in the final months of 2019, the global response to the COVID-19 pandemic led to a dramatic increase in financial market volatility and drove asset prices sharply lower in February and March of 2020 before equity prices posted a small rebound in April 2020.

Global equity markets, led by the U.S. and Europe, largely recorded gains for the final two months of 2019 on the back of accommodative policies from leading central banks and investor expectations of a reduction in trade tensions. Even as economic data showed slowing or flat growth in China, Europe and the U.S. in the final quarter of 2019, there were no indicators that the longest recorded economic expansion in the U.S. would necessarily end. In the second half of December 2019, the U.S. and China reached a “Phase One” agreement that reduced trade tariffs and headed off the implementation of new tariffs. Combined with less aggressive U.S. trade rhetoric toward Mexico and toward European and Japanese auto industries, the U.S.-China trade agreement fueled price gains in developed markets equity.

In the U.K., the Conservative Party won a large majority in national elections in December 2019, which appeared to remove investor concerns about the possibility of a non-negotiated “hard Brexit” departure from the EU. Equity prices in the U.K. and the British pound briefly rallied on the election results.

Early January 2020 saw continued investor support for global equity that weathered a brief flare up in military tension between the U.S. and Iran. However, investor sentiment began to turn as the outbreak of COVID-19 began to impact large parts of China’s economy. Emerging markets equity led a slump in global equity markets. Notably, prices for benchmark Brent crude oil plummeted 11.9% in January amid shrinking demand from China and other economies hit by the pandemic.

U.S. equity prices found support in early February 2020 as companies began to report better-than-expected earnings from the final quarter of 2019. By the end of the month, global equity prices had fallen significantly and global demand for petroleum had declined for the first time since the 2009 financial crisis. China’s central bank responded to the impact of COVID-19 by cutting the prime lending rate and regional authorities across China enacted a range of actions to counter the sharp drop in economic activity. By the end of February, yields on benchmark 10-year U.S. Treasury bonds had fallen to a record low 1.1% as investors sought the perceived safety of government-backed bonds.

The month of March 2020 proved to be worse for global equity and a range of other asset classes as COVID-19 was declared a pandemic and national, regional and municipal governments implemented at-home quarantines and a range of other actions designed to prevent hospitals and health care systems from being overwhelmed. The U.S. Federal Reserve slashed interest rates, restarted its quantitative easing or asset purchasing program, and unleashed an array of programs to maintain liquidity and functioning in financial markets. The European Central Bank also stepped in to shore up economic activity via negative interest rates and a commitment to continue purchasing assets until no longer necessary. Statements of broad support from both central banks, along with fiscal stimulus and/or wage protection policies from national governments across the globe, helped to reduce record high volatility in financial markets. However, leading equity indexes lost 20% or more of their value during the first quarter of 2020. Corporate bond prices generally fell and the prices of Brent crude oil ended the first quarter down by 60%. Only developed market sovereign bonds and commodity gold experienced price appreciation in March 2020.

Global equity markets rebounded slightly in April 2020 and fixed income markets rallied somewhat as investors reacted positively to the actions of central banks and national governments to mitigate the economic impact of the pandemic. Price gains were seen in large cap technology stocks and pharmaceutical sector stocks.

For the six months ended April 30, 2020, the S&P 500 Index returned -3.16%, the MSCI EAFE Index returned -14.00% and the MSCI Emerging Markets Index returned -10.39%.

2	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan BetaBuilders Canada ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan BetaBuilders Canada ETF
Net Asset Value*	(14.02)%
Market Price**	(13.81)%
Morningstar® Canada Target Market Exposure IndexSM	(14.17)%

Net Assets as of 4/30/2020	$3,201,159,920

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Canada ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-capitalization weighted index consisting of stocks traded primarily on the Toronto Stock Exchange. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2020, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s allocations to the financials and energy sectors were leading detractors from absolute performance, while their allocations to the information technology and materials sectors were leading contributors to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and energy sectors and their smallest allocations were to the real estate and health care sectors.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan BetaBuilders Canada ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Royal Bank of Canada	6.5%
2.	Toronto-Dominion Bank (The)	5.6
3.	Shopify, Inc., Class A	4.9
4.	Enbridge, Inc.	4.6
5.	Canadian National Railway Co.	4.4
6.	Bank of Nova Scotia (The)	3.6
7.	Brookfield Asset Management, Inc., Class A	3.5
8.	Barrick Gold Corp.	3.4
9.	TC Energy Corp.	3.2
10.	Bank of Montreal	2.4

PORTFOLIO COMPOSITION BY SECTOR****
Financials	31.7%
Energy	14.0
Materials	11.9
Industrials	11.0
Information Technology	8.3
Consumer Staples	4.4
Utilities	3.6
Consumer Discretionary	3.6
Communication Services	3.3
Others (each less than 1.0%)	1.0
Short-Term Investments	7.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $21.09 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $21.15.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Canada ETF
Net Asset Value	August 7, 2018	(14.02)%	(12.36)%	(6.35)%
Market Price		(13.81)%	(12.12)%	(6.20)%

*	Not annualized.

LIFE OF FUND PERFORMANCE (8/7/18 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on August 7, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Canada ETF and Morningstar® Canada Target Market Exposure IndexSM from August 7, 2018 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Canada Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® Canada Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the Toronto Stock Exchange. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some foreign markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Net Asset Value*	(17.54)%
Market Price**	(17.83)%
Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM	(16.62)%

Net Assets as of 4/30/2020	$1,116,845,966

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Developed Asia ex-Japan ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of stocks from developed Asia Pacific countries other than Japan, including: Australia, Hong Kong, New Zealand and Singapore. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2020, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the financials and real estate sectors were leading detractors from absolute performance, while their exposure to the health care sector was the sole sector contributor to absolute performance. By country, the Fund’s and the Underlying Index’s exposures to Australia and Hong Kong were leading detractors from absolute performance, while their exposure to New Zealand was the sole country contributor to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and real estate sectors and their smallest allocations were to the information technology and energy sectors. The Fund and the Underlying Index were mainly invested in four equity markets during the reporting period, with the largest allocations to Australia, followed by Hong Kong, Singapore and New Zealand.

6	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	AIA Group Ltd. (Hong Kong)	7.8%
2.	CSL Ltd. (Australia)	6.3
3.	Commonwealth Bank of Australia (Australia)	5.0
4.	BHP Group Ltd. (Australia)	4.2
5.	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2.7
6.	Westpac Banking Corp. (Australia)	2.5
7.	National Australia Bank Ltd. (Australia)	2.2
8.	Australia & New Zealand Banking Group Ltd. (Australia)	2.2
9.	Woolworths Group Ltd. (Australia)	2.1
10.	Wesfarmers Ltd. (Australia)	1.9

PORTFOLIO COMPOSITION BY COUNTRY****
Australia	53.9%
Hong Kong	27.1
Singapore	11.4
New Zealand	2.8
Macau	2.2
United Kingdom	1.4
Others (each less than 1.0%)	0.8
Short-Term Investments	0.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $20.46 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $20.36.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s portfolio composition is subject to change.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Net Asset Value	August 7, 2018	(17.54)%	(16.86)%	(8.20)%
Market Price		(17.83)%	(17.44)%	(8.47)%

*	Not annualized.

LIFE OF FUND PERFORMANCE (8/7/18 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on August 7, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Developed Asia ex-Japan ETF and Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM from August 7, 2018 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM is a free float adjusted market capitalization-weighted index that consists of equity securities from developed Asia-Pacific countries or regions other than Japan, including Australia, Hong Kong, New Zealand, and Singapore. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan BetaBuilders Europe ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan BetaBuilders Europe ETF
Net Asset Value*	(15.58)%
Market Price**	(16.10)%
Morningstar® Developed Europe Target Market Exposure IndexSM	(15.35)%

Net Assets as of 4/30/2020	$2,335,081,253

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Europe ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of stocks traded on the primary exchanges in developed countries or regions across Europe. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2020, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposure to the financials and industrials sectors were leading detractors from absolute performance, while their exposure to the health care sector was the sole sector contributor to absolute performance. By country, the Fund’s and the Underlying Index’s exposures to the U.K. and France were leading detractors from absolute performance, while their exposure to Denmark was the sole country contributor to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and health care sectors and their smallest allocations were to the real estate and communications services sectors. The Fund’s and the Underlying Index’s largest country allocations were to the U.K. and France and their smallest country allocations were to Portugal and Austria.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan BetaBuilders Europe ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Nestle SA (Registered) (Switzerland)	3.9%
2.	Roche Holding AG (Switzerland)	3.0
3.	Novartis AG (Registered) (Switzerland)	2.7
4.	AstraZeneca plc (United Kingdom)	1.7
5.	SAP SE (Germany)	1.6
6.	ASML Holding NV (Netherlands)	1.5
7.	Sanofi (France)	1.4
8.	HSBC Holdings plc (United Kingdom)	1.3
9.	Novo Nordisk A/S, Class B (Denmark)	1.3
10.	GlaxoSmithKline plc (United Kingdom)	1.3

PORTFOLIO COMPOSITION BY COUNTRY****
United Kingdom	20.6%
Switzerland	16.4
France	15.2
Germany	12.4
Netherlands	6.3
Sweden	4.6
Spain	3.7
Denmark	3.4
Italy	3.1
Finland	2.0
Belgium	1.6
Australia	1.0
Norway	1.0
Others (each less than 1.0%)	3.1
Short-Term Investments	5.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $20.27 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $20.17.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Europe ETF
Net Asset Value	June 15, 2018	(15.58)%	(13.73)%	(7.83)%
Market Price		(16.10)%	(14.29)%	(8.07)%

*	Not annualized.

LIFE OF FUND PERFORMANCE (6/15/18 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 15, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Europe ETF and Morningstar® Developed Europe Target Market Exposure IndexSM from June 15, 2018 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Europe Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® Developed Europe Target Market Exposure IndexSM is a

free float adjusted market capitalization-weighted index which consists of equity securities from developed European countries or regions. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan BetaBuilders International Equity ETF

FUND COMMENTARY

FOR THE PERIOD DECEMBER 3, 2019 (INCEPTION DATE) THROUGH APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan BetaBuilders International Equity ETF
Net Asset Value*	(14.74)%
Market Price**	(14.66)%
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM	(14.42)%

Net Assets as of 4/30/2020	$42,324,929

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of stocks from developed countries outside the U.S. and Canada. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the period from inception on December 3, 2019 to April 30, 2020, the Fund performed in line with the Underlying Index,

before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the financials and industrials sectors were leading detractors from absolute performance, while their exposure to the health care sector was the sole sector contributor to absolute performance. The Fund’s and the Underlying Index’s exposures to the U.K. and Japan were leading detractors from absolute performance, while their exposures to Denmark and Switzerland were leading contributors to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s large sector allocations were to the financials and industrials sectors, while their smallest allocations were to the real estate and utilities sectors. The Fund’s and the Underlying Index’s largest country allocations were to Japan and the U.K., while their smallest allocations were to Portugal and Austria.

12	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Nestle SA (Registered) (Switzerland)	2.4%
2.	Roche Holding AG (Switzerland)	1.9
3.	Novartis AG (Registered) (Switzerland)	1.7
4.	Toyota Motor Corp. (Japan)	1.2
5.	AstraZeneca plc (United Kingdom)	1.1
6.	SAP SE (Germany)	1.0
7.	ASML Holding NV (Netherlands)	1.0
8.	Sanofi (France)	0.9
9.	AIA Group Ltd. (Hong Kong)	0.9
10.	HSBC Holdings plc (United Kingdom)	0.8

PORTFOLIO COMPOSITION BY COUNTRY****
Japan	27.0%
United Kingdom	13.1
Switzerland	10.3
France	9.6
Germany	7.8
Australia	6.6
Netherlands	3.9
Hong Kong	3.0
Sweden	2.9
Spain	2.3
Denmark	2.1
Italy	2.0
Singapore	1.3
Finland	1.3
Belgium	1.0
Others (each less than 1.0%)	3.5
Short-Term Investments	2.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $42.33 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $42.37.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s portfolio composition is subject to change.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan BetaBuilders International Equity ETF

FUND COMMENTARY

FOR THE PERIOD DECEMBER 3, 2019 (INCEPTION DATE) THROUGH APRIL 30, 2020 (Unaudited) (continued)

TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders International Equity ETF
Net Asset Value	December 3, 2019	(14.74)%
Market Price		(14.66)%

LIFE OF FUND PERFORMANCE 12/3/19 TO 4/30/20

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 3, 2019.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders International Equity ETF and Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM from December 3, 2019 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar®

Developed Markets ex-North America Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the Developed Markets ex-North America equity market. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some foreign markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan BetaBuilders Japan ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan BetaBuilders Japan ETF
Net Asset Value*	(10.76)%
Market Price**	(10.95)%
Morningstar® Japan Target Market Exposure IndexSM	(10.35)%

Net Assets as of 4/30/2020	$2,671,273,104

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Japan ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of stocks traded primarily on the Tokyo or Nagoya stock exchanges. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2020, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the industrials and consumer discretionary sectors were leading detractors from absolute performance, while their exposures to the communication services and health care sectors were leading contributors to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the industrials and consumer discretionary sectors and their smallest allocations were to the energy and utilities sectors.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan BetaBuilders Japan ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Toyota Motor Corp.	4.6%
2.	Sony Corp.	2.3
3.	SoftBank Group Corp.	2.0
4.	Keyence Corp.	1.9
5.	Takeda Pharmaceutical Co. Ltd.	1.6
6.	Mitsubishi UFJ Financial Group, Inc.	1.5
7.	Nintendo Co. Ltd.	1.4
8.	Recruit Holdings Co. Ltd.	1.3
9.	KDDI Corp.	1.3
10.	Honda Motor Co. Ltd.	1.3

PORTFOLIO COMPOSITION BY SECTOR****
Industrials	20.9%
Consumer Discretionary	18.3
Information Technology	11.7
Health Care	10.8
Financials	9.3
Communication Services	8.7
Consumer Staples	8.5
Materials	5.1
Real Estate	4.1
Utilities	1.7
Energy	0.7
Short-Term Investments	0.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $21.41 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $21.39.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s portfolio composition is subject to change.

16	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Japan ETF
Net Asset Value	June 15, 2018	(10.76)%	(5.07)%	(6.06)%
Market Price		(10.95)%	(4.96)%	(6.11)%

*	Not annualized.

LIFE OF FUND PERFORMANCE (6/15/18 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 15, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Japan ETF and Morningstar® Japan Target Market Exposure IndexSM from June 15, 2018 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Japan Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® Japan Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the Tokyo Stock Exchange or the Nagoya Stock Exchange. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan BetaBuilders U.S. Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan BetaBuilders U.S. Equity ETF
Net Asset Value*	(3.01)%
Market Price**	(3.11)%
Morningstar® US Target Market Exposure IndexSM	(2.99)%

Net Assets as of 4/30/2020	$128,587,716

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® U.S. Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of equity securities traded primarily in the U.S. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2020, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the energy and financial services sectors were leading detractors from absolute performance, while their exposures to the information technology and health care sectors were leading contributors to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the information technology and health care sectors and their smallest allocations were to the materials and real estate sectors.

18	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Microsoft Corp.	5.3%
2.	Apple, Inc.	4.8
3.	Amazon.com, Inc.	4.0
4.	Facebook, Inc., Class A	1.9
5.	Alphabet, Inc., Class A	1.6
6.	Alphabet, Inc., Class C	1.6
7.	Johnson & Johnson	1.5
8.	Berkshire Hathaway, Inc., Class B	1.4
9.	Visa, Inc., Class A	1.2
10.	JPMorgan Chase & Co.	1.2

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	25.2%
Health Care	15.1
Consumer Discretionary	10.8
Financials	10.6
Communication Services	10.6
Industrials	7.8
Consumer Staples	7.0
Utilities	3.2
Real Estate	3.0
Energy	2.9
Materials	2.5
Short-Term Investments	1.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $52.48 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the Cboe BZX Exchange, Inc. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $52.44.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s portfolio composition is subject to change.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan BetaBuilders U.S. Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Equity ETF
Net Asset Value	March 12, 2019	(3.01)%	0.90%	5.83%
Market Price		(3.11)%	0.80%	5.76%

*	Not annualized.

LIFE OF FUND PERFORMANCE (3/12/19 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on March 12, 2019.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Equity ETF and the Morningstar® US Target Market Exposure IndexSM from March 12, 2019 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® US Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the US Stock Exchange. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

FUND COMMENTARY

FOR THE PERIOD APRIL 14, 2020 (INCEPTION DATE) THROUGH APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Net Asset Value*	5.67%
Market Price**	5.99%
Morningstar® US Mid Cap Target Market Exposure Extended IndexSM	5.68%

Net Assets as of 4/30/2020	$5,365,707

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of equity securities traded primarily in the U.S. and targets securities of mid-capitalization companies. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the period from inception on April 14, 2020 to April 30, 2020, the Fund had a positive absolute return and performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the health care and information technology sectors were leading contributors to absolute performance, while their exposures to the utilities and real estate sectors were leading detractors from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the information technology and health care sectors and their smallest allocations were to the energy and consumer staples sectors.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

FUND COMMENTARY

FOR THE PERIOD APRIL 14, 2020 (INCEPTION DATE) THROUGH APRIL 30, 2020 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	West Pharmaceutical Services, Inc.	0.8%
2.	Tyler Technologies, Inc.	0.7
3.	Insulet Corp.	0.7
4.	EPAM Systems, Inc.	0.7
5.	Teladoc Health, Inc.	0.6
6.	Trade Desk, Inc. (The), Class A	0.6
7.	Coupa Software, Inc.	0.6
8.	Catalent, Inc.	0.6
9.	Black Knight, Inc.	0.6
10.	Masimo Corp.	0.6

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	21.4%
Health Care	14.8
Financials	13.8
Industrials	13.2
Real Estate	10.9
Consumer Discretionary	10.1
Materials	4.8
Communication Services	3.2
Consumer Staples	3.2
Utilities	3.2
Energy	1.0
Short-Term Investments	0.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $53.66 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2020, the closing price was $53.82.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s portfolio composition is subject to change.

22	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Net Asset Value	April 14, 2020	5.67%
Market Price		5.99%

LIFE OF FUND PERFORMANCE (4/14/20 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 14, 2020.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF and Morningstar® US Mid Cap Target Market Exposure Extended IndexSM from April 14, 2020 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.

The performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® US Mid Cap Target Market Exposure Extended IndexSM is a free float adjusted market capitalization-weighted index that consists of mid cap U.S. equity securities. Investors cannot invest directly in an index.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value*	(18.65)%
Market Price**	(20.24)%
JP Morgan Diversified Factor Emerging Markets Equity Index (net of foreign withholding taxes)	(18.07)%
FTSE Emerging Index (net of foreign withholding taxes)	(11.20)%
MSCI Emerging Markets Index (net of foreign withholding taxes)	(10.50)%

Net Assets as of 4/30/2020	$261,320,344

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides emerging markets equity exposure, diversified across emerging market regions, super-sectors and individual securities. The Underlying Index uses a proprietary multi-factor stock selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute return for the six months ended April 30, 2020, and performed in line with the Underlying Index, before considering differences in the net asset value calculations and foreign exchange pricing between the Underlying Index and the Fund and fees and operating expenses incurred by the Fund. The Fund and the Underlying Index underperformed both the FTSE Emerging Index and the MSCI Emerging Markets Index, which are more traditional market capitalization weighted indexes.

By sector, the Fund’s and the Underlying Index’s positions in the financial services and consumer services sectors were leading detractors from absolute performance, while their positions in the technology sector were the sole contributor to absolute performance.

By country, the Fund’s and the Underlying Index’s positions in Brazil and South Africa were leading detractors from absolute performance, while their position in China was the leading contributor to absolute performance.

Relative to the FTSE Emerging Index, the Fund’s and Underlying Index’s security selection in Brazil and their underweight position and security selection in China were leading detractors from performance. The Fund’s and the Underlying Index’s underweight allocation and security selection in India were leading contributors to relative performance. The Fund’s and the Underlying Index’s underweight allocation and security selection in the technology and consumer services sectors were leading detractors from relative performance, while the Fund’s and the Underlying Index’s security selection in the financials sector and their overweight allocation and security selection in the telecommunications sector were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest sector allocations were to the financial services and consumer goods sectors, while their smallest allocations were to the health care and technology sectors. The Fund’s and the Underlying Index’s largest country allocations were to China and Brazil and their smallest allocations were to Singapore and Peru.

24	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Naspers Ltd., Class N (South Africa)	2.3%
2.	China Mobile Ltd. (China)	1.9
3.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.6
4.	LUKOIL PJSC (Russia)	1.3
5.	Vale SA (Brazil)	1.2
6.	Gazprom PJSC (Russia)	1.2
7.	Reliance Industries Ltd. (India)	1.2
8.	Infosys Ltd. (India)	1.2
9.	Hindustan Unilever Ltd. (India)	1.1
10.	Industrial & Commercial Bank of China Ltd., Class H (China)	1.1

PORTFOLIO COMPOSITION BY COUNTRY****
China	23.7%
Taiwan	14.1
Brazil	10.6
India	9.2
Russia	7.5
South Africa	5.6
Mexico	4.0
Thailand	4.0
Indonesia	3.7
Malaysia	3.2
Turkey	2.1
Saudi Arabia	2.0
Qatar	1.6
Kuwait	1.4
Chile	1.4
United Arab Emirates	1.3
Philippines	1.0
Greece	1.0
Others (each less than 1.0%)	2.3
Short-Term Investments	0.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $43.55 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the NYSE Arca. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $42.75.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s composition is subject to change.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value	January 7, 2015	(18.65)%	(17.98)%	(1.99)%	(0.10)%
Market Price		(20.24)%	(19.89)%	(2.47)%	(0.44)%

*	Not annualized.

LIFE OF FUND PERFORMANCE (1/07/15 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 7, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Emerging Markets Equity ETF, the JP Morgan Diversified Factor Emerging Markets Equity Index, the FTSE Emerging Index and the MSCI Emerging Markets Index from January 7, 2015 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Emerging Markets Equity Index, the FTSE Emerging Index and the MSCI Emerging Markets Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Emerging Markets Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Emerging Markets Equity Index. JP Morgan Diversified Factor Emerging Markets Equity Index is comprised of large- and mid-cap equity securities from emerging markets.

Holdings in this index are selected from the constituents of the FTSE Emerging Index. The FTSE Emerging Index is a market-capitalization weighted index and is part of the FTSE Global Equity Index Series. The series includes large- and mid-cap securities from advanced and secondary emerging markets, classified in accordance with FTSE’s transparent Country Classification Review Process. The FTSE Emerging Index provides investors with a comprehensive means of measuring the performance of the most liquid companies in the emerging markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

26	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan Diversified Return International Equity ETF
Net Asset Value*	(14.13)%
Market Price**	(14.49)%
JP Morgan Diversified Factor International Equity Index (net of foreign withholding taxes)	(13.55)%
FTSE Developed ex North America Index (net of foreign withholding taxes)	(13.85)%
MSCI EAFE Index (net of foreign withholding taxes)	(14.21)%

Net Assets as of 4/30/2020	$919,607,610

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities in developed markets outside North America, diversified across sectors, international regions and individual securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, quality and momentum. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute performance for the six months ended April 30, 2020, and performed in line with the Underlying Index, before considering differences due to specific trading limits, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund. The Fund underperformed the FTSE Developed ex North America Index and the Fund and the Underlying Index outperformed the MSCI EAFE Index, which are more traditional market capitalization weighted indexes.

By sector, the Fund’s and the Underlying Index’s position in the health care sector was the leading contributor to absolute performance, while their positions in the financials and consumer services sectors were leading detractors from absolute performance.

By country, the Fund’s and the Underlying Index’s positions in New Zealand was the leading contributors to absolute performance, while their positions in the U.K. and Australia were leading detractors from absolute performance.

Relative to FTSE Developed ex-North America Index, the Fund’s and the Underlying Index’s underweight allocation and security selection in the health care sector was the leading detractor from performance, while the Fund’s and the Underlying Index’s underweight allocation and security selection in the financials sector was the leading contributor to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the consumer goods and consumer services sectors, while their smallest allocations were to the oil & gas and telecommunications sectors. By country, the Fund’s and the Underlying Index’s largest allocations were to Japan and the U.K. and their smallest allocations were to Poland and Ireland.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Hikma Pharmaceuticals plc (Jordan)	0.5%
2.	Fortescue Metals Group Ltd. (Australia)	0.5
3.	Capcom Co. Ltd. (Japan)	0.5
4.	Chugai Pharmaceutical Co. Ltd. (Japan)	0.5
5.	NTT DOCOMO, Inc. (Japan)	0.5
6.	Roche Holding AG (Switzerland)	0.5
7.	Galapagos NV (Belgium)	0.5
8.	Kakao Corp. (South Korea)	0.5
9.	Swedish Match AB (Sweden)	0.5
10.	Advantest Corp. (Japan)	0.5

PORTFOLIO COMPOSITION BY COUNTRY****
Japan	26.4%
United Kingdom	17.3
Australia	10.1
South Korea	5.9
Hong Kong	5.0
France	4.5
Sweden	3.9
Singapore	2.8
Germany	2.7
Netherlands	2.6
Finland	2.2
Switzerland	2.0
Italy	2.0
Spain	1.7
Norway	1.3
Belgium	1.2
New Zealand	1.1
Others (each less than 1.0%)	4.8
Short-Term Investments	2.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $46.68 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the NYSE Arca. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $46.45..
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s composition is subject to change.

28	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Equity ETF
Net Asset Value	November 5, 2014	(14.13)%	(13.31)%	(0.31)%	1.03%
Market Price		(14.49)%	(13.78)%	(0.46)%	0.93%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/5/14 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 5, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Equity ETF, the JP Morgan Diversified Factor International Equity Index, the FTSE Developed ex North America Index, and the MSCI EAFE Index from November 5, 2014 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor International Equity Index, the FTSE Developed ex North America Index and the MSCI EAFE Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor International Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor International Equity Index. JP Morgan Diversified Factor International Equity Index is comprised of large- and mid-cap equity securities from developed global markets (excluding North America). Holdings in this index are selected from the constituents of the FTSE Developed ex North America Index. The FTSE Developed ex North America Index is a market-capitalization weighted index representing the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. The index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(12.26)%
Market Price** . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(12.33)%
JP Morgan Diversified Factor US Equity Index . . . . . . . . . . . . . . . . . . . . . . . . . . .	(12.28)%
Russell 1000 Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3.56)%

Net Assets as of 4/30/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$582,315,755

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities of U.S. companies, diversified across sectors and securities. The Underlying Index uses a rules based proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute performance for the six months ended April 30, 2020, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

During the reporting period, the Fund’s and the Underlying Index’s positions in the technology and health care sectors were leading contributors to absolute performance, while the Fund’s and the Underlying Index’s positions in the financials and consumer services sectors were leading detractors from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s underweight allocation and security selection in the technology sector and their underweight allocation in the consumer services sector were leading detractors from performance, while their underweight position in the industrials sector was the leading contributor to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the consumer goods and financials sectors, while the smallest allocations were to the telecommunications and oil & gas sectors.

30	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Newmont Corp.	0.6%
2.	T-Mobile US, Inc.	0.5
3.	Royal Gold, Inc.	0.5
4.	Eli Lilly & Co.	0.5
5.	General Mills, Inc.	0.5
6.	Citrix Systems, Inc.	0.5
7.	Scotts Miracle-Gro Co. (The)	0.5
8.	Dollar General Corp.	0.5
9.	Thermo Fisher Scientific, Inc.	0.5
10.	Clorox Co. (The)	0.5

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Goods	13.7%
Health Care	11.9
Consumer Services	11.6
Financials	11.1
Industrials	11.0
Utilities	10.8
Technology	9.4
Basic Materials	9.1
Oil & Gas	5.5
Telecommunications	2.1
Short-Term Investments	3.8

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $66.17 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the NYSE Arca. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $66.13.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s composition is subject to change.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value	September 29, 2015	(12.26)%	(9.68)%	8.00%
Market Price		(12.33)%	(9.74)%	7.99%

*	Not annualized.

LIFE OF FUND PERFORMANCE (9/29/15 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 29, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Equity ETF, the JP Morgan Diversified Factor US Equity Index, and the Russell 1000 Index from September 29, 2015 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Equity Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the

JP Morgan Diversified Factor US Equity Index and developed the proprietary factors on which the index is based. JP Morgan Diversified Factor US Equity Index is comprised of U.S. large- and mid-cap equity securities. Holdings in this index are selected from the constituents of the Russell 1000 Index. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Equity Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

32	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Net Asset Value*	(14.45)%
Market Price**	(14.37)%
JP Morgan Diversified Factor US Mid Cap Equity Index	(14.36)%
Russell Midcap Index	(11.64)%

Net Assets as of 4/30/2020	$204,561,792

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks mid cap equity securities of U.S. companies, diversified across sectors and securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute performance for the six months ended April 30, 2020, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index underperformed the Russell Midcap Index, which is a more traditional market capitalization weighted index.

During the reporting period, the Fund’s and the Underlying Index’s positions in the financials and consumer services sectors were leading detractors from absolute performance, while the Fund’s and the Underlying Index’s positions in the technology and health care sectors were leading contributors to absolute performance.

Relative to the Russell Midcap Index, the Fund and the Underlying Index’s security selection in the technology sector and the oil & gas sector was a leading detractor from performance, while the Fund’s and Underlying Index’s overweight allocation in the telecommunications sector was the leading contributor to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and consumer goods sectors and their smallest allocations were to the telecommunications and oil & gas sector.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Citrix Systems, Inc.	0.6%
2.	Cabot Oil & Gas Corp.	0.6
3.	Newmont Corp.	0.6
4.	Centene Corp.	0.5
5.	West Pharmaceutical Services, Inc.	0.5
6.	Molina Healthcare, Inc.	0.5
7.	Cadence Design Systems, Inc.	0.5
8.	Veeva Systems, Inc., Class A	0.5
9.	Dollar General Corp.	0.5
10.	Clorox Co. (The)	0.5

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Goods	13.5%
Financials	12.5
Industrials	11.9
Consumer Services	11.7
Health Care	11.6
Technology	10.2
Utilities	9.3
Basic Materials	8.8
Oil & Gas	5.2
Telecommunications	0.8
Short-Term Investments	4.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $56.82 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the NYSE Arca. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $56.91.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s composition is subject to change.

34	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Net Asset Value	May 11, 2016	(14.45)%	(13.25)%	4.83%
Market Price		(14.37)%	(13.13)%	4.87%

*	Not annualized.

LIFE OF FUND PERFORMANCE (5/11/16 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on May 11, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JP Morgan Diversified Factor US Mid Cap Equity Index, and the Russell Midcap Index from May 11, 2016 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Mid Cap Equity Index and Russell Midcap Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Mid Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Mid Cap Equity Index. The JP Morgan Diversified Factor US Mid Cap Equity Index is comprised of U.S. mid-cap equity securities. Holdings in this index are selected from the Russell Midcap Index. The Russell Midcap Index is a market-capitalization weighted index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan Diversified Return U.S. Small Cap Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Net Asset Value*	(18.97)%
Market Price**	(19.24)%
JP Morgan Diversified Factor US Small Cap Equity Index	(18.99)%
Russell 2000 Index	(15.47)%

Net Assets as of 4/30/2020	$121,450,812

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks small cap equity securities of U.S. companies, diversified across sectors and securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute performance for the six months ended April 30, 2020, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index underperformed the Russell 2000 Index, which is a more traditional market capitalization weighted index.

During the reporting period, the Fund’s and the Underlying Index’s allocations to the financials and consumer services sectors were leading detractors from absolute performance, while their allocations to the health care and technology sectors were leading contributors to absolute performance.

Relative to the Russell 2000 Index, the Fund’s and the Underlying Index’s underweight allocation and security selection in the health care sector and their security selection in the oil & gas sector were leading detractors from performance, while their security selection in the financials sector and their overweight allocation in the technology sector were leading contributors to performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and industrials sectors and their smallest allocations were to the telecommunications and oil & gas sectors.

36	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	El Paso Electric Co.	0.8%
2.	Quidel Corp.	0.5
3.	USANA Health Sciences, Inc.	0.4
4.	Ormat Technologies, Inc.	0.4
5.	Inphi Corp.	0.4
6.	Qualys, Inc.	0.4
7.	Lattice Semiconductor Corp.	0.4
8.	Shenandoah Telecommunications Co.	0.4
9.	Novagold Resources, Inc. (Canada)	0.4
10.	Repligen Corp.	0.4

PORTFOLIO COMPOSITION BY SECTOR****
Financials	12.6%
Consumer Goods	11.8
Technology	11.2
Industrials	10.9
Consumer Services	10.2
Health Care	9.7
Basic Materials	7.4
Utilities	6.1
Oil & Gas	5.0
Telecommunications	1.4
Short-Term Investments	13.7

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $24.79 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the NYSE Arca. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $24.73.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s composition is subject to change.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	37

JPMorgan Diversified Return U.S. Small Cap Equity ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Net Asset Value	November 15, 2016	(18.97)%	(19.73)%	0.82%
Market Price		(19.24)%	(19.90)%	0.75%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/15/16 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 15, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Small Cap Equity ETF, the JP Morgan Diversified Factor US Small Cap Equity Index, and the Russell 2000 Index from November 15, 2016 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Small Cap Equity Index and Russell 2000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the

JP Morgan Diversified Factor US Small Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Small Cap Equity Index. The JP Morgan Diversified Factor US Small Cap Equity Index is comprised of U.S. large- and mid-cap equity securities. Holdings in this index are selected from the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, measuring performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

38	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan U.S. Dividend ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan U.S. Dividend ETF
Net Asset Value*	(18.99)%
Market Price**	(19.01)%
JP Morgan US Dividend Index	(19.14)%
Russell 1000 Index	(3.56)%

Net Assets as of 4/30/2020	$32,203,757

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Dividend ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Dividend Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to provide exposure to the highest dividend yielding sectors on a risk adjusted basis. The Underlying Index uses a proprietary selection process that seeks to identify companies within each sector that have higher dividend yields over a rolling twelve month period. Within each sector, individual equity securities are also weighted to diversify risk. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute performance for the six months ended April 30, 2020 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the

Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the financials and consumer services sectors were leading detractors from performance, while the Fund’s and the Underlying Index’s allocations to the health care and technology sectors were leading contributors to absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection in the financials and consumer services sectors was a leading detractor from performance, while the Fund’s and the Underlying Index’s underweight position in the industrials sector and their security selection in the telecommunications sector were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and utilities sectors and their smallest allocations were to the telecommunications and technology sectors.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	39

JPMorgan U.S. Dividend ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	T-Mobile US, Inc.	1.1%
2.	Eli Lilly & Co.	0.8
3.	Digital Realty Trust, Inc.	0.8
4.	Gilead Sciences, Inc.	0.8
5.	Amgen, Inc.	0.8
6.	Johnson & Johnson	0.8
7.	General Mills, Inc.	0.8
8.	Clorox Co. (The)	0.8
9.	Intel Corp.	0.7
10.	Verizon Communications, Inc.	0.7

PORTFOLIO COMPOSITION BY SECTOR****
Utilities	17.3%
Consumer Goods	14.3
Financials	13.6
Basic Materials	9.2
Industrials	9.0
Health Care	7.6
Consumer Services	7.2
Oil & Gas	6.6
Technology	5.4
Telecommunications	3.4
Short-Term Investments	6.4

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $21.47 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the NYSE Arca. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $21.47.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s composition is subject to change.

40	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Dividend ETF
Net Asset Value	November 8, 2017	(18.99)%	(16.23)%	(2.47)%
Market Price		(19.01)%	(16.23)%	(2.47)%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Dividend ETF, the JP Morgan US Dividend Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Dividend Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Dividend Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Dividend Index. The JP Morgan US Dividend Index contains U.S. large- and mid-cap equity securities from the Russell 1000 Index using a rules-based factor selection process. The Underlying Index is designed to provide exposure to the highest dividend yielding sectors on a risk adjusted basis, meaning that the index will establish sector weights by considering both the yield of the sector and the relative volatility of sector returns. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	41

JPMorgan U.S. Minimum Volatility ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan U.S. Minimum Volatility ETF
Net Asset Value*	(9.19)%
Market Price**	(9.38)%
JP Morgan US Minimum Volatility Index	(9.24)%
Russell 1000 Index	(3.56)%

Net Assets as of 4/30/2020	$94,821,854

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Minimum Volatility ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Minimum Volatility Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities and is designed so that it targets lower volatility than the Russell 1000 Index. The Underlying Index is designed to distribute risk among sectors and stocks in order to seek to minimize the overall portfolio volatility based upon the parameters of the rule-based process. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute return for the six months ended April 30, 2020 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the

Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted equity index.

In terms of absolute performance, the Fund’s and the Underlying Index’s positions in the financials and utilities sectors were leading detractors from performance, while their positions in the health care and technology sectors were leading contributors to performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection in the technology and utilities sectors was a leading detractor from performance. The Fund’s and the Underlying Index’s security selection in the industrials sector was the sole sector contributor to contributor to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the consumer goods and utilities sectors and their smallest allocations were to the telecommunications and basic materials sectors.

42	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Microsoft Corp.	0.8%
2.	West Pharmaceutical Services, Inc.	0.8
3.	Eli Lilly & Co.	0.7
4.	Thermo Fisher Scientific, Inc.	0.7
5.	Abbott Laboratories	0.7
6.	Synopsys, Inc.	0.7
7.	Crown Castle International Corp.	0.7
8.	Hormel Foods Corp.	0.7
9.	Clorox Co. (The)	0.7
10.	Walmart, Inc.	0.7

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Goods	19.9%
Utilities	16.7
Health Care	15.5
Financials	12.0
Consumer Services	9.9
Technology	5.5
Industrials	5.3
Basic Materials	5.3
Oil & Gas	4.4
Telecommunications	2.9
Short-Term Investments	2.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $27.09 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the NYSE Arca. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $27.05.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s composition is subject to change.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	43

JPMorgan U.S. Minimum Volatility ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Minimum Volatility ETF
Net Asset Value	November 8, 2017	(9.19)%	(2.79)%	5.50%
Market Price		(9.38)%	(3.00)%	5.43%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Minimum Volatility ETF, the JP Morgan US Minimum Volatility Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Minimum Volatility Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Minimum Volatility Index and developed the proprietary factors on which the index is based.

FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Minimum Volatility Index. The JP Morgan US Minimum Volatility Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based factor selection process. The Underlying Index is designed to distribute risk among sectors and stocks in order to seek to minimize the overall portfolio volatility based upon the parameters of the rules-based process. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

44	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan U.S. Momentum Factor ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan U.S. Momentum Factor ETF
Net Asset Value*	(2.12)%
Market Price**	(1.98)%
JP Morgan US Momentum Factor Index	(2.04)%
Russell 1000 Index	(3.56)%

Net Assets as of 4/30/2020	$86,074,407

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Momentum Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of U.S. large and mid cap securities selected to represent positive momentum factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a momentum factor to identify the companies that have had better recent performance compared with other companies. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute performance for the six months ended April 30, 2020 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund outperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the financials and industrials sectors were leading detractors from performance, while the Fund’s and the Underlying Index’s allocations to the technology and health care sectors were leading contributors to performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection in the financials and technology sectors was a leading contributor to performance, while the Fund’s and Underlying Index’s security selection in the health care and consumer services sectors was a leading detractor from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and Underlying Index’s largest allocations were to the technology and financials sectors and their smallest allocations were to the basic materials and telecommunications sectors.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	45

JPMorgan U.S. Momentum Factor ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Amazon.com, Inc.	2.5%
2.	Microsoft Corp.	2.2
3.	Apple, Inc.	2.1
4.	Visa, Inc., Class A	2.0
5.	Mastercard, Inc., Class A	1.8
6.	Home Depot, Inc. (The)	1.8
7.	Procter & Gamble Co. (The)	1.7
8.	Merck & Co., Inc.	1.5
9.	AT&T, Inc.	1.5
10.	NVIDIA Corp.	1.4

PORTFOLIO COMPOSITION BY SECTOR****
Technology	24.9%
Financials	16.7
Consumer Services	14.0
Health Care	14.0
Industrials	11.3
Consumer Goods	8.0
Utilities	3.1
Oil & Gas	2.8
Telecommunications	1.7
Basic Materials	1.7
Short-Term Investments	1.8

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $28.22 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the NYSE Arca. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $28.27.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s composition is subject to change.

46	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Momentum Factor ETF
Net Asset Value	November 8, 2017	(2.12)%	0.65%	6.33%
Market Price		(1.98)%	0.72%	6.40%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Momentum Factor ETF, the JP Morgan US Momentum Factor Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Momentum Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Momentum Factor Index and developed the proprietary factors on which the index is based. FTSE

International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Momentum Factor Index. The JP Morgan US Momentum Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a momentum factor to identify companies that have had better recent performance compared to other securities without undue concentration in individual securities. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	47

JPMorgan U.S. Quality Factor ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan U.S. Quality Factor ETF
Net Asset Value*	(3.04)%
Market Price**	(2.90)%
JP Morgan US Quality Factor Index	(3.00)%
Russell 1000 Index	(3.56)%

Net Assets as of 4/30/2020	$227,240,555

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Quality Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to represent quality factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a quality factor to identify higher quality companies relative to their sector peers as measured by profitability, quality of earnings and solvency. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute performance for the six months ended April 30, 2020 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index outperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the financials and consumer services sectors were leading detractors from performance, while the Fund’s and the Underlying Index’s allocations to the technology and health care sectors were the leading contributors to performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection in the financials and industrials sectors was a leading contributor to performance. The Fund’s and the Underlying Index’s security selection in the consumer services and technology sectors was a leading detractor from performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the technology and financials sectors and their smallest allocations were to the telecommunications and basic materials sectors.

48	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Johnson & Johnson	2.2%
2.	Microsoft Corp.	2.2
3.	Apple, Inc.	2.2
4.	Facebook, Inc., Class A	2.1
5.	Alphabet, Inc., Class A	2.0
6.	Visa, Inc., Class A	2.0
7.	Mastercard, Inc., Class A	1.8
8.	Home Depot, Inc. (The)	1.8
9.	Verizon Communications, Inc.	1.8
10.	Intel Corp.	1.7

PORTFOLIO COMPOSITION BY SECTOR****
Technology	25.3%
Financials	16.1
Health Care	14.5
Consumer Services	13.0
Industrials	11.8
Consumer Goods	7.9
Oil & Gas	3.2
Utilities	3.1
Telecommunications	2.1
Basic Materials	1.9
Short-Term Investments	1.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $28.58 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the NYSE Arca. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $28.64.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s composition is subject to change.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	49

JPMorgan U.S. Quality Factor ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Quality Factor ETF
Net Asset Value	November 8, 2017	(3.04)%	0.54%	7.52%
Market Price		(2.90)%	0.72%	7.61%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Quality Factor ETF, the JP Morgan US Quality Factor Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Quality Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Quality Factor Index and developed the proprietary factors on which the index is based. FTSE

International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Quality Factor Index. The JP Morgan US Quality Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a quality factor to identifying higher quality companies as measured by profitability, solvency, and earnings quality without undue concentration in individual securities. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

50	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan U.S. Value Factor ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

Reporting Period Return:
JPMorgan U.S. Value Factor ETF
Net Asset Value*	(14.07)%
Market Price**	(13.84)%
JP Morgan US Value Factor Index	(13.89)%
Russell 1000 Index	(3.56)%

Net Assets as of 4/30/2020	$54,018,315

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Value Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to represent value factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a value factor to identify companies of attractive prices relative to their sector peers based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute return for the six months ended April 30, 2020 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to financials and consumer services were leading detractors from performance, while the Fund’s and the Underlying Index’s allocations to the technology and health care sectors were leading contributors to performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection in the consumer services and financials sectors was a leading detractor from performance. The Fund’s and the Underlying Index’s security selection in the oil & gas sector was the sole sector contributor to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the consumer services and financials sectors and their smallest allocations were to the oil & gas and telecommunications sectors.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	51

JPMorgan U.S. Value Factor ETF

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Microsoft Corp.	2.3%
2.	Apple, Inc.	2.3
3.	Intel Corp.	2.0
4.	Johnson & Johnson	2.0
5.	UnitedHealth Group, Inc.	1.9
6.	Pfizer, Inc.	1.7
7.	Cisco Systems, Inc.	1.5
8.	Comcast Corp., Class A	1.4
9.	Merck & Co., Inc.	1.4
10.	Chevron Corp.	1.2

PORTFOLIO COMPOSITION BY SECTOR****
Technology	25.2%
Health Care	15.0
Financials	14.6
Consumer Services	11.5
Industrials	11.0
Consumer Goods	7.8
Oil & Gas	3.2
Utilities	3.2
Telecommunications	1.9
Basic Materials	1.8
Short-Term Investments	4.8

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $22.99 as of April 30, 2020.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the NYSE Arca. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange. As of April 30, 2020, the closing price was $23.06.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of April 30, 2020. The Fund’s composition is subject to change.

52	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2020 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Value Factor ETF
Net Asset Value	November 8, 2017	(14.07)%	(11.81)%	(0.66)%
Market Price		(13.84)%	(11.61)%	(0.54)%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/20)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Value Factor ETF, the JP Morgan US Value Factor Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2020. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Value Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Value Factor Index and developed the proprietary factors on which the index is based. FTSE International

Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Value Factor Index. The JP Morgan US Value Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a value factor to identify companies with attractive valuations without undue concentration in individual securities. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	53

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%

Aerospace & Defense — 0.4%

Bombardier, Inc., Class B* (a)	5,371,995	1,891,072

CAE, Inc.	671,591	11,097,089

		12,988,161

Airlines — 0.3%

Air Canada*	670,702	9,752,512

Auto Components — 0.9%

Magna International, Inc.	718,562	28,000,146

Banks — 22.5%

Bank of Montreal (a)	1,614,372	82,078,456

Bank of Nova Scotia (The)	3,071,310	123,121,590

Canadian Imperial Bank of Commerce (a)	1,125,355	66,682,913

National Bank of Canada	844,106	34,044,406

Royal Bank of Canada (a)	3,613,527	222,297,006

Toronto-Dominion Bank (The)	4,596,446	192,053,809

		720,278,180

Capital Markets — 4.4%

Brookfield Asset Management, Inc., Class A	3,533,277	119,404,684

CI Financial Corp.	532,493	5,657,941

IGM Financial, Inc.	204,613	4,333,483

TMX Group Ltd.	127,762	11,068,515

		140,464,623

Chemicals — 1.7%

Methanex Corp.	192,450	3,059,678

Nutrien Ltd.	1,446,999	51,675,937

		54,735,615

Commercial Services & Supplies — 2.2%

Ritchie Bros Auctioneers, Inc.	273,311	11,763,398

Waste Connections, Inc.	666,031	57,303,691

		69,067,089

Construction & Engineering — 0.6%

SNC-Lavalin Group, Inc.	443,405	8,177,166

WSP Global, Inc.	163,198	10,951,777

		19,128,943

Containers & Packaging — 0.3%

CCL Industries, Inc., Class B	365,851	11,435,883

Diversified Financial Services — 0.3%

Onex Corp.	214,767	9,899,386

Diversified Telecommunication Services — 1.5%

BCE, Inc.	753,181	30,458,392

TELUS Corp.	1,060,180	17,327,558

		47,785,950

INVESTMENTS	SHARES	VALUE($)

Electric Utilities — 2.6%

Emera, Inc. (a)	607,473	24,181,960

Fortis, Inc.	1,166,086	45,187,455

Hydro One Ltd. (b)	768,506	13,935,193

		83,304,608

Equity Real Estate Investment Trusts (REITs) — 0.4%

Canadian Apartment Properties	209,625	7,213,648

H&R (a)	354,022	2,507,746

RioCan (a)	392,538	4,483,893

		14,205,287

Food & Staples Retailing — 4.2%

Alimentation Couche-Tard, Inc., Class B	2,266,422	63,240,655

Empire Co. Ltd., Class A	437,714	9,663,387

George Weston Ltd.	178,796	12,683,155

Loblaw Cos. Ltd.	441,286	21,716,363

Metro, Inc.	642,145	26,420,233

		133,723,793

Food Products — 0.5%

Saputo, Inc.	597,564	15,025,497

Gas Utilities — 0.3%

AltaGas Ltd. (a)	702,922	8,403,048

Hotels, Restaurants & Leisure — 1.7%

Restaurant Brands International, Inc.	753,941	36,777,610

Stars Group, Inc. (The)*	588,637	16,420,686

		53,198,296

Insurance — 6.5%

Fairfax Financial Holdings Ltd.	69,375	18,810,670

Great-West Lifeco, Inc.	679,762	11,193,035

iA Financial Corp., Inc.	269,980	8,764,967

Intact Financial Corp.	361,229	34,377,676

Manulife Financial Corp.	4,922,315	61,990,863

Power Corp. of Canada	1,460,236	23,352,027

Sun Life Financial, Inc.	1,484,167	50,870,798

		209,360,036

IT Services — 6.4%

CGI, Inc.*	605,777	38,632,727

Shopify, Inc., Class A*	261,886	166,089,100

		204,721,827

Media — 0.9%

Quebecor, Inc., Class B	448,723	9,771,036

Shaw Communications, Inc., Class B	1,152,289	18,799,873

		28,570,909

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Metals & Mining — 10.5%

Agnico Eagle Mines Ltd.	605,561	35,382,216

Barrick Gold Corp.	4,490,219	115,582,131

First Quantum Minerals Ltd.	1,741,224	10,632,856

Franco-Nevada Corp.	476,305	63,016,868

Kinross Gold Corp.*	3,165,759	20,901,128

Kirkland Lake Gold Ltd.	673,955	27,859,744

Lundin Mining Corp.	1,614,977	7,912,743

Teck Resources Ltd., Class B	1,228,155	10,826,152

Wheaton Precious Metals Corp.	1,129,533	42,918,927

		335,032,765

Multiline Retail — 1.0%

Canadian Tire Corp. Ltd., Class A (a)	146,938	10,310,309

Dollarama, Inc.	738,397	23,160,611

		33,470,920

Multi-Utilities — 1.0%

Algonquin Power & Utilities Corp. (a)	1,323,937	18,356,970

Atco Ltd., Class I	187,242	5,258,299

Canadian Utilities Ltd., Class A	302,349	7,376,538

		30,991,807

Oil, Gas & Consumable Fuels — 14.9%

Cameco Corp.	999,680	9,939,704

Canadian Natural Resources Ltd.	2,991,375	50,094,437

Cenovus Energy, Inc.	2,575,882	9,345,310

Enbridge, Inc.	5,111,884	156,630,520

Husky Energy, Inc. (a)	761,601	2,445,746

Imperial Oil Ltd.	586,854	9,481,911

Inter Pipeline Ltd.	1,055,698	8,828,137

Keyera Corp.	543,743	8,066,592

Ovintiv, Inc. (a)	656,201	4,101,404

Pembina Pipeline Corp.	1,313,589	30,123,037

PrairieSky Royalty Ltd.	524,376	3,835,014

Suncor Energy, Inc.	3,896,052	69,470,894

TC Energy Corp.	2,360,038	108,613,121

Tourmaline Oil Corp.	632,161	6,267,338

		477,243,165

Paper & Forest Products — 0.1%

West Fraser Timber Co. Ltd.	127,420	3,546,285

Pharmaceuticals — 0.8%

Aurora Cannabis, Inc.* (a)	2,950,544	2,162,114

Bausch Health Cos., Inc.*	786,222	14,205,599

Canopy Growth Corp.* (a)	563,243	8,983,077

		25,350,790

INVESTMENTS	SHARES	VALUE($)

Professional Services — 0.9%

Thomson Reuters Corp. (a)	429,262	30,243,704

Road & Rail — 7.1%

Canadian National Railway Co.	1,812,305	149,872,071

Canadian Pacific Railway Ltd.	347,293	78,932,155

		228,804,226

Software — 2.5%

BlackBerry Ltd.* (a)	1,246,966	5,321,296

Constellation Software, Inc.	49,777	47,866,667

Open Text Corp.	682,427	25,788,039

		78,976,002

Textiles, Apparel & Luxury Goods — 0.2%

Gildan Activewear, Inc.	514,478	7,177,817

Thrifts & Mortgage Finance — 0.1%

Genworth MI Canada, Inc. (a)	97,856	2,412,743

Trading Companies & Distributors — 0.2%

Finning International, Inc.	412,477	5,236,157

Wireless Telecommunication Services — 1.2%

Rogers Communications, Inc., Class B	897,923	37,608,327

Total Common Stocks (Cost $3,621,322,424)		3,170,144,497

Short-Term Investments — 7.6%

Investment of Cash Collateral from Securities Loaned — 7.6%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (c) (d)	90,706,451	90,724,593

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (c) (d)	153,473,690	153,473,690

Total Investment of Cash Collateral from Securities Loaned (Cost $244,192,440)		244,198,283

Total Investments — 106.7% (Cost $3,865,514,864)		3,414,342,780

Liabilities in Excess of Other Assets — (6.7)%		(213,182,860)

NET ASSETS — 100.0%		3,201,159,920

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	55

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $223,612,348.
(b)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

S&P/TSX 60 Index	236	06/2020	CAD	30,094,472	2,563,538

Abbreviations

CAD	Canadian Dollar
TSX	Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%

Australia — 53.8%

Afterpay Ltd.*	161,534	3,212,211

AGL Energy Ltd.	512,952	5,629,657

Alumina Ltd.	1,805,514	2,002,769

AMP Ltd.*	2,582,864	2,383,102

APA Group	919,831	6,499,403

Aristocrat Leisure Ltd.	496,694	8,145,677

ASX Ltd.	150,908	7,956,699

Aurizon Holdings Ltd.	1,552,625	4,716,646

AusNet Services	1,340,063	1,634,374

Australia & New Zealand Banking Group Ltd.	2,256,392	24,509,980

Bendigo & Adelaide Bank Ltd.	396,726	1,678,606

BHP Group Ltd.	2,294,618	46,843,045

BlueScope Steel Ltd.	407,205	2,657,773

Boral Ltd.	908,323	1,765,311

Brambles Ltd.	1,238,144	8,849,715

Caltex Australia Ltd.	203,329	3,273,575

Challenger Ltd.	397,211	1,265,054

CIMIC Group Ltd.	76,192	1,212,854

Coca-Cola Amatil Ltd.	392,677	2,186,267

Cochlear Ltd.	49,557	5,892,201

Coles Group Ltd.	935,934	9,385,382

Commonwealth Bank of Australia	1,371,965	55,422,574

Computershare Ltd.	389,438	3,063,971

Crown Resorts Ltd.	281,022	1,798,989

CSL Ltd.	352,752	70,313,131

Dexus, REIT	844,741	5,014,659

Domino’s Pizza Enterprises Ltd.	48,286	1,806,741

Evolution Mining Ltd.	1,309,513	4,264,481

Flight Centre Travel Group Ltd.‡	98,086	695,131

Fortescue Metals Group Ltd.	1,334,375	10,197,627

Goodman Group, REIT	1,249,444	10,641,808

GPT Group (The), REIT	1,501,982	4,127,853

Harvey Norman Holdings Ltd. (a)	513,681	921,656

Iluka Resources Ltd.	324,247	1,608,278

Incitec Pivot Ltd.	1,298,305	2,007,973

Insurance Australia Group Ltd.	1,801,417	6,730,642

LendLease Group	454,871	3,623,431

Macquarie Group Ltd.	247,140	16,371,293

Magellan Financial Group Ltd.	114,971	3,766,064

Medibank Pvt Ltd.	2,147,009	3,761,170

Mirvac Group, REIT	3,085,363	4,483,323

National Australia Bank Ltd.	2,247,583	24,627,847

Newcrest Mining Ltd.	595,097	10,785,191

Orica Ltd.	312,318	3,619,359

Origin Energy Ltd.	1,370,365	4,928,787

INVESTMENTS	SHARES	VALUE($)

Australia — continued

Qantas Airways Ltd.	578,476	1,436,736

QBE Insurance Group Ltd.	1,177,500	6,375,996

Ramsay Health Care Ltd.	141,140	5,731,916

REA Group Ltd.	37,759	2,160,533

Reece Ltd.	184,243	1,052,954

Rio Tinto Ltd.	289,399	16,310,871

Santos Ltd.	1,373,441	4,367,267

Scentre Group, REIT	4,150,801	6,235,530

SEEK Ltd.	275,208	3,072,499

Seven Group Holdings Ltd.	102,549	1,008,414

Sonic Healthcare Ltd.	355,851	6,284,417

South32 Ltd.	4,019,413	5,055,030

Stockland, REIT	1,897,903	3,524,229

Suncorp Group Ltd.	981,072	5,832,333

Sydney Airport	854,796	3,481,917

Tabcorp Holdings Ltd.	1,577,851	3,289,622

Telstra Corp. Ltd.	3,245,190	6,383,990

TPG Telecom Ltd.	264,283	1,261,082

Transurban Group	2,033,127	18,124,860

Treasury Wine Estates Ltd.	560,266	3,685,073

Vicinity Centres, REIT	2,489,831	2,383,601

Washington H Soul Pattinson & Co. Ltd.	91,600	1,101,642

Wesfarmers Ltd.	884,720	21,489,366

Westpac Banking Corp.	2,677,757	27,859,768

WiseTech Global Ltd.	114,806	1,367,126

Woodside Petroleum Ltd.	729,887	10,451,427

Woolworths Group Ltd.	1,023,861	23,694,121

Worley Ltd.	248,220	1,438,744

		600,743,344

Cambodia — 0.2%

NagaCorp Ltd.	2,020,000	2,384,089

China — 0.1%

Evergrande Health Industry Group Ltd.* (a)	1,670,000	1,283,795

Hong Kong — 27.0%

AIA Group Ltd.	9,424,600	86,496,805

ASM Pacific Technology Ltd.	213,300	2,155,334

Bank of East Asia Ltd. (The)	1,215,800	2,575,558

Cathay Pacific Airways Ltd. (a)	770,000	912,777

Chow Tai Fook Jewellery Group Ltd.	857,800	725,726

CK Asset Holdings Ltd.	1,995,000	12,605,898

CK Infrastructure Holdings Ltd.	578,000	3,433,329

CLP Holdings Ltd.	1,359,500	14,552,260

Dairy Farm International Holdings Ltd.	180,500	864,996

Guoco Group Ltd.	65,000	916,926

Hang Lung Group Ltd.	663,000	1,514,336

Hang Lung Properties Ltd.	1,462,000	3,127,520

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	57

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Hong Kong — continued

Hang Seng Bank Ltd.	568,300	9,939,598

Henderson Land Development Co. Ltd.	1,284,700	5,235,935

HK Electric Investments & HK Electric Investments Ltd. (b)	1,780,000	1,841,610

HKT Trust & HKT Ltd.	2,831,000	4,568,444

Hong Kong & China Gas Co. Ltd.	7,655,600	13,720,366

Hong Kong Exchanges & Clearing Ltd.	924,600	29,644,678

Hysan Development Co. Ltd.	479,000	1,598,020

Jardine Matheson Holdings Ltd.	241,200	10,564,839

Jardine Strategic Holdings Ltd.	138,200	2,970,873

Kerry Properties Ltd.	462,000	1,276,032

Link, REIT	1,634,600	14,571,231

MTR Corp. Ltd.	1,208,000	6,692,717

New World Development Co. Ltd.	4,465,000	5,275,148

NWS Holdings Ltd.	1,121,000	1,168,271

PCCW Ltd.	3,407,000	2,087,076

Power Assets Holdings Ltd.	1,065,500	7,139,140

Shangri-La Asia Ltd.	1,028,000	848,895

Sino Land Co. Ltd.	2,322,000	3,245,066

Sun Hung Kai Properties Ltd.	1,151,000	15,738,578

Swire Pacific Ltd., Class A	379,000	2,464,702

Swire Pacific Ltd., Class B	692,500	757,056

Swire Properties Ltd.	816,000	2,288,690

Techtronic Industries Co. Ltd.	1,342,000	10,175,729

WH Group Ltd. (b)	7,343,500	7,003,887

Wharf Holdings Ltd. (The)	860,000	1,629,085

Wharf Real Estate Investment Co. Ltd. (a)	893,000	3,780,491

Wheelock & Co. Ltd.	606,000	4,441,367

Yue Yuen Industrial Holdings Ltd.	611,000	974,642

		301,523,631

Macau — 2.3%

Galaxy Entertainment Group Ltd.	2,026,000	13,030,230

MGM China Holdings Ltd.	647,828	800,013

Sands China Ltd.	1,890,579	7,654,004

SJM Holdings Ltd.	1,667,000	1,645,900

Wynn Macau Ltd.	1,127,116	1,946,389

		25,076,536

New Zealand — 2.8%

a2 Milk Co. Ltd.*	573,688	6,827,998

Auckland International Airport Ltd.	898,231	3,316,978

Contact Energy Ltd.	556,165	2,121,082

Fisher & Paykel Healthcare Corp. Ltd.	447,789	7,481,096

Fletcher Building Ltd.	644,104	1,443,115

Mercury NZ Ltd.	500,186	1,390,491

Meridian Energy Ltd.	973,071	2,651,330

INVESTMENTS	SHARES	VALUE($)

New Zealand — continued

Ryman Healthcare Ltd.	323,532	2,360,121

Spark New Zealand Ltd.	1,441,842	3,902,079

		31,494,290

Singapore — 11.4%

Ascendas, REIT	2,322,128	4,856,222

CapitaLand Commercial Trust, REIT	2,211,900	2,513,486

CapitaLand Ltd.*	1,951,400	4,140,414

CapitaLand Mall Trust, REIT	2,200,900	2,928,303

City Developments Ltd.	477,600	2,669,664

ComfortDelGro Corp. Ltd.	1,677,700	1,955,902

DBS Group Holdings Ltd.	1,396,000	19,654,440

Frasers Property Ltd.	300,100	260,726

Genting Singapore Ltd.	4,470,000	2,480,263

Golden Agri-Resources Ltd.*	5,234,100	575,586

Great Eastern Holdings Ltd.	44,700	591,657

Jardine Cycle & Carriage Ltd.	76,600	1,089,092

Keppel, REIT	1,491,400	1,113,942

Keppel Corp. Ltd.	1,123,400	4,742,688

Mapletree Commercial Trust, REIT	1,665,300	2,293,089

Mapletree North Asia Commercial Trust, REIT (b)	1,658,400	1,101,416

Olam International Ltd.	554,300	586,858

Oversea-Chinese Banking Corp. Ltd.	3,055,100	19,492,500

SATS Ltd.	518,100	1,200,332

Sembcorp Industries Ltd.	705,200	807,882

Sembcorp Marine Ltd.*	640,900	338,830

SIA Engineering Co. Ltd.	195,800	258,467

Singapore Airlines Ltd.	403,600	1,745,269

Singapore Exchange Ltd.	638,300	4,352,634

Singapore Press Holdings Ltd.	1,237,200	1,328,572

Singapore Technologies Engineering Ltd.	1,207,700	2,924,739

Singapore Telecommunications Ltd.	6,364,900	12,718,584

Suntec, REIT	2,057,300	2,032,039

United Overseas Bank Ltd.	1,090,800	15,586,569

UOL Group Ltd.	417,700	2,008,999

Venture Corp. Ltd.	207,500	2,318,954

Wilmar International Ltd.	2,367,700	5,962,539

Yanlord Land Group Ltd.	512,000	382,738

		127,013,395

United Kingdom — 1.4%

CK Hutchison Holdings Ltd.	2,109,000	15,632,282

United States — 0.4%

James Hardie Industries plc, CHDI	346,187	4,969,722

Total Common Stocks (Cost $1,321,122,064)		1,110,121,084

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	NO. OF RIGHTS	VALUE($)
Rights — 0.0% (c)

Australia — 0.0% (c)

Flight Centre Travel Group Ltd., expiring 5/1/2020* (Cost $271,954)	25,730	61,625

	SHARES
Short-Term Investments — 0.4%

Investment of Cash Collateral from Securities Loaned — 0.4%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (d) (e)	988,304	988,501

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (d) (e)	3,347,940	3,347,940

Total Investment of Cash Collateral from Securities Loaned (Cost $4,336,639)		4,336,441

Total Investments — 99.8% (Cost $1,325,730,657)		1,114,519,150

Other Assets Less Liabilities — 0.2%		2,326,816

NET ASSETS — 100.0%		1,116,845,966

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	18.1%

Insurance	9.8

Metals & Mining	8.9

Real Estate Management & Development	7.0

Biotechnology	6.3

Equity Real Estate Investment Trusts (REITs)	6.1

Capital Markets	5.6

Hotels, Restaurants & Leisure	4.2

Industrial Conglomerates	3.3

Food & Staples Retailing	3.1

Electric Utilities	2.9

Diversified Telecommunication Services	2.8

Transportation Infrastructure	2.4

Oil, Gas & Consumable Fuels	2.2

Multiline Retail	2.0

Food Products	1.8

Gas Utilities	1.8

Health Care Providers & Services	1.4

INDUSTRY	PERCENTAGE

Health Care Equipment & Supplies	1.2%

Road & Rail	1.2

Others (each less than 1.0%)	7.5

Short-Term Investments	0.4

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $4,116,135.
(b)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	59

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Hang Seng Index	15	05/2020	HKD	2,356,128	38,396
MSCI Singapore Index	28	05/2020	SGD	588,235	21,525
SPI 200 Index	42	06/2020	AUD	3,709,909	438,553

					498,474

Abbreviations

AUD	Australian Dollar
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%

Australia — 1.1%

BHP Group plc	635,263	10,662,875

Rio Tinto plc	299,428	13,899,048

		24,561,923

Austria — 0.4%

ANDRITZ AG	21,663	711,793

BAWAG Group AG* (a)	20,811	707,318

Erste Group Bank AG	90,207	1,955,044

EVN AG	10,323	161,309

IMMOFINANZ AG*	27,651	510,596

Lenzing AG	4,012	229,311

Oesterreichische Post AG* (b)	9,544	359,671

OMV AG	43,759	1,428,811

Raiffeisen Bank International AG	40,677	702,088

Strabag SE	4,316	120,843

Telekom Austria AG	41,861	294,507

UNIQA Insurance Group AG	34,225	230,746

Verbund AG	20,327	920,360

Vienna Insurance Group AG Wiener Versicherung Gruppe	11,528	230,425

voestalpine AG	33,176	687,606

		9,250,428

Belgium — 1.6%

Ackermans & van Haaren NV*	6,808	902,317

Ageas	56,394	2,032,674

Anheuser-Busch InBev SA/NV	254,647	11,858,926

bpost SA	29,417	205,259

Colruyt SA	14,462	866,731

Elia Group SA/NV	9,865	1,134,307

Galapagos NV* (b)	15,177	3,353,014

Groupe Bruxelles Lambert SA* (b)	24,406	1,952,380

KBC Group NV	102,848	5,578,576

Proximus SADP	47,908	1,022,522

Sofina SA	4,720	1,111,627

Solvay SA (b)	21,895	1,710,169

Telenet Group Holding NV	13,260	553,830

UCB SA*	38,028	3,484,849

Umicore SA	60,034	2,601,906

		38,369,087

Chile — 0.0% (c)

Antofagasta plc	103,451	1,059,330

China — 0.4%

Prosus NV*	127,046	9,631,472

Colombia — 0.0% (c)

Millicom International Cellular SA, SDR	29,725	772,437

Denmark — 3.5%

Ambu A/S, Class B	51,697	1,619,267

INVESTMENTS	SHARES	VALUE($)

Denmark — continued

AP Moller — Maersk A/S, Class A	974	902,505

AP Moller — Maersk A/S, Class B (b)	1,974	1,964,630

Carlsberg A/S, Class B	32,003	4,037,275

Chr Hansen Holding A/S	30,929	2,666,814

Coloplast A/S, Class B	35,149	5,543,839

Danske Bank A/S*	204,863	2,432,354

Demant A/S*	30,102	719,673

DSV Panalpina A/S	61,491	6,388,928

Genmab A/S*	19,539	4,696,876

GN Store Nord A/S	42,638	1,945,844

H Lundbeck A/S	18,410	671,702

ISS A/S*	47,629	708,116

Jyske Bank A/S (Registered)*	19,359	522,556

Novo Nordisk A/S, Class B	498,589	31,805,005

Novozymes A/S, Class B	64,233	3,151,055

Orsted A/S (a)	50,261	5,076,886

Pandora A/S	30,082	1,069,672

Rockwool International A/S, Class A	1,784	346,568

Rockwool International A/S, Class B	2,113	444,067

Tryg A/S	36,108	962,994

Vestas Wind Systems A/S	59,824	5,137,276

		82,813,902

Finland — 2.1%

Elisa OYJ	45,174	2,745,148

Fortum OYJ	130,445	2,161,495

Huhtamaki OYJ*	28,507	1,063,997

Kesko OYJ, Class A	29,696	483,427

Kesko OYJ, Class B	81,304	1,324,776

Kone OYJ, Class B	121,598	7,363,262

Konecranes OYJ	19,604	425,490

Metso OYJ	40,142	1,113,705

Neste OYJ	129,562	4,575,553

Nokia OYJ	1,693,829	6,106,148

Nokian Renkaat OYJ (b)	39,247	833,816

Nordea Bank Abp	971,488	6,231,063

Orion OYJ, Class A	9,567	472,753

Orion OYJ, Class B	31,166	1,583,805

Sampo OYJ, Class A	148,351	4,917,461

Stora Enso OYJ, Class R	183,264	2,156,021

UPM-Kymmene OYJ	160,057	4,389,592

Wartsila OYJ Abp	145,321	1,066,690

		49,014,202

France — 16.0%

Accor SA	54,144	1,506,200

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	61

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

France — continued

Adevinta ASA*	68,249	566,856

Aeroports de Paris	9,772	953,910

Air Liquide SA (b)	141,678	18,000,807

Airbus SE*	181,272	11,477,881

Alstom SA	57,134	2,343,579

Amundi SA (a)	18,198	1,207,876

Arkema SA	21,524	1,791,508

Atos SE*	28,905	2,067,119

AXA SA	583,855	10,378,898

BioMerieux	12,755	1,575,931

BNP Paribas SA	344,361	10,818,564

Bollore SA	280,661	743,815

Bouygues SA*	74,867	2,303,522

Bureau Veritas SA	86,670	1,799,265

Capgemini SE	47,301	4,446,805

Carrefour SA	172,398	2,560,324

Casino Guichard Perrachon SA (b)	15,576	584,675

Cie de Saint-Gobain	164,327	4,372,403

Cie Generale des Etablissements Michelin SCA	54,161	5,233,098

CNP Assurances*	47,678	491,880

Covivio, REIT (b)	13,316	836,264

Credit Agricole SA	381,764	3,070,704

Danone SA	193,691	13,499,699

Dassault Aviation SA	707	575,786

Dassault Systemes SE	41,130	6,024,330

Edenred (b)	73,384	2,956,138

Eiffage SA	24,518	2,003,655

Electricite de France SA	136,946	1,090,218

Engie SA	551,338	5,981,782

EssilorLuxottica SA	87,330	10,848,526

Eutelsat Communications SA	50,859	569,432

Faurecia SE	22,273	798,074

Gecina SA, REIT	16,525	2,168,262

Getlink SE	130,019	1,658,397

Hermes International	10,482	7,663,082

ICADE, REIT	8,510	653,695

Iliad SA	7,774	1,157,711

Ipsen SA	11,016	820,283

JCDecaux SA	23,003	476,153

Kering SA (b)	22,379	11,384,304

Klepierre SA, REIT	62,493	1,268,665

Legrand SA	79,934	5,358,988

L’Oreal SA	73,931	21,494,789

LVMH Moet Hennessy Louis Vuitton SE	81,013	31,319,055

Natixis SA	273,296	645,190

INVESTMENTS	SHARES	VALUE($)

France — continued

Orange SA	573,595	6,968,630

Pernod Ricard SA	65,430	9,990,882

Peugeot SA	172,272	2,442,067

Publicis Groupe SA	66,900	1,974,820

Renault SA*	61,997	1,221,632

Safran SA	100,907	9,381,438

Sanofi (b)	344,824	33,680,259

Sartorius Stedim Biotech	7,232	1,734,040

Schneider Electric SE* (b)	166,291	15,367,351

SEB SA	8,229	986,885

Societe Generale SA	239,683	3,760,397

Sodexo SA (b)	26,037	2,081,542

Suez	126,856	1,434,900

Teleperformance	17,614	3,945,698

Thales SA	31,092	2,354,634

TOTAL SA	759,639	26,961,421

Ubisoft Entertainment SA*	21,598	1,606,500

Unibail-Rodamco-Westfield, REIT	41,397	2,451,178

Valeo SA	71,892	1,647,974

Veolia Environnement SA	169,123	3,605,444

Vinci SA	152,990	12,533,250

Vivendi SA (b)	242,118	5,232,935

Worldline SA* (a) (b)	25,119	1,701,294

		372,613,269

Germany — 13.0%

1&1 Drillisch AG	14,375	334,481

adidas AG	55,463	12,697,287

Allianz SE (Registered)	125,369	23,071,835

Aroundtown SA	332,646	1,789,261

BASF SE	275,948	14,122,056

Bayer AG (Registered)	295,492	19,434,330

Bayerische Motoren Werke AG	95,960	5,644,871

Bayerische Motoren Werke AG (Preference)	16,637	780,381

Beiersdorf AG	29,566	3,093,444

Brenntag AG	46,358	2,098,997

Continental AG*	32,491	2,714,997

Covestro AG (a)	50,472	1,695,413

Daimler AG (Registered)	267,389	9,145,511

Delivery Hero SE* (a)	39,746	3,371,066

Deutsche Bank AG (Registered) (b)	621,644	4,604,040

Deutsche Boerse AG	57,152	8,860,760

Deutsche Lufthansa AG (Registered)* (b)	70,957	635,256

Deutsche Post AG (Registered)	292,084	8,676,997

Deutsche Telekom AG (Registered)	973,853	14,237,375

Deutsche Wohnen SE	108,189	4,384,703

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Germany — continued

E.ON SE	659,391	6,605,305

Evonik Industries AG	50,105	1,232,605

Fraport AG Frankfurt Airport Services Worldwide (b)	11,167	489,153

Fresenius Medical Care AG & Co. KGaA	63,739	4,995,263

Fresenius SE & Co. KGaA	123,177	5,335,157

GEA Group AG*	49,943	1,146,087

Hannover Rueck SE	18,054	2,876,628

HeidelbergCement AG	44,554	2,112,356

Henkel AG & Co. KGaA	30,311	2,362,845

Henkel AG & Co. KGaA (Preference)	53,589	4,757,983

HOCHTIEF AG	6,761	529,057

Infineon Technologies AG	376,027	6,990,693

KION Group AG	19,429	963,722

LANXESS AG	24,981	1,229,201

Merck KGaA	38,756	4,497,964

MTU Aero Engines AG*	15,643	2,130,193

Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	43,437	9,513,768

Porsche Automobil Holding SE (Preference)	46,303	2,338,013

Puma SE*	25,406	1,595,891

RWE AG	173,805	4,999,972

SAP SE	325,174	38,730,596

Sartorius AG (Preference)	10,220	2,871,222

Siemens AG (Registered)	242,874	22,413,181

Symrise AG	39,090	3,960,195

Talanx AG	15,896	564,513

Telefonica Deutschland Holding AG	276,370	786,208

thyssenkrupp AG* (b)	121,099	805,576

TUI AG (b)	131,762	524,900

Uniper SE	54,759	1,473,151

United Internet AG (Registered)	37,421	1,287,603

Volkswagen AG	9,701	1,434,234

Volkswagen AG (Preference)	55,197	7,679,629

Vonovia SE	163,107	8,065,456

Wacker Chemie AG	4,589	267,575

Wirecard AG (b)	34,543	3,418,292

Zalando SE* (a)	39,936	1,957,412

		304,334,660

Ghana — 0.0% (c)

Tullow Oil plc	420,449	136,477

Ireland — 0.9%

AIB Group plc*	238,006	329,357

Bank of Ireland Group plc	277,830	570,135

CRH plc	237,962	7,219,441

INVESTMENTS	SHARES	VALUE($)

Ireland — continued

Flutter Entertainment plc	23,899	2,941,322

Glanbia plc	60,258	641,285

Kerry Group plc, Class A	45,475	5,217,597

Kingspan Group plc	45,970	2,342,495

Smurfit Kappa Group plc	70,829	2,218,808

		21,480,440

Italy — 3.3%

A2A SpA	473,059	644,878

Amplifon SpA	24,887	569,696

Assicurazioni Generali SpA	365,252	5,210,923

Atlantia SpA	140,960	2,310,793

Banca Mediolanum SpA	76,179	465,498

Banco BPM SpA (b)	453,431	554,201

Buzzi Unicem SpA	12,250	128,016

Buzzi Unicem SpA	21,342	418,709

Davide Campari-Milano SpA	125,032	971,794

DiaSorin SpA	4,507	768,542

Enel SpA	2,321,720	15,858,396

Eni SpA (b)	765,428	7,291,723

Ferrari NV	38,494	6,016,435

FinecoBank Banca Fineco SpA*	148,788	1,657,740

Freni Brembo SpA (b)	46,077	390,885

Hera SpA	247,042	914,486

Infrastrutture Wireless Italiane SpA (a)	84,436	893,666

Intesa Sanpaolo SpA	4,749,342	7,416,117

Leonardo SpA	121,117	836,445

Mediaset SpA* (b)	106,247	216,003

Mediobanca Banca di Credito Finanziario SpA	208,325	1,211,100

Moncler SpA	56,437	2,122,422

Nexi SpA* (a)	75,159	1,140,118

Pirelli & C SpA (a) (b)	128,691	498,343

Poste Italiane SpA (a)	136,528	1,161,430

Prysmian SpA	80,252	1,514,196

Recordati SpA	29,950	1,304,254

Saipem SpA*	172,457	442,639

Salvatore Ferragamo SpA	20,275	251,696

Snam SpA	653,496	2,931,512

Telecom Italia SpA*	3,235,084	1,284,683

Telecom Italia SpA	1,803,339	719,224

Terna Rete Elettrica Nazionale SpA	430,701	2,697,022

UniCredit SpA*	635,492	4,907,760

Unione di Banche Italiane SpA	304,757	873,640

UnipolSai Assicurazioni SpA	177,822	435,869

		77,030,854

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	63

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Jordan — 0.1%

Hikma Pharmaceuticals plc	40,800	1,215,189

Luxembourg — 0.3%

ArcelorMittal SA	192,894	2,107,018

Eurofins Scientific SE (b)	3,422	1,892,951

RTL Group SA	11,716	390,156

SES SA, FDR	114,758	764,517

Tenaris SA (b)	141,322	977,827

		6,132,469

Mexico — 0.0% (c)

Fresnillo plc	55,575	493,685

Netherlands — 6.6%

ABN AMRO Bank NV, CVA (a)	123,512	947,454

Adyen NV* (a)	7,271	7,180,694

Aegon NV	420,076	1,086,589

Akzo Nobel NV	60,922	4,623,363

Altice Europe NV*	213,306	851,027

Argenx SE*	207	31,609

Argenx SE*	12,586	1,882,217

ASML Holding NV (b)	128,033	37,396,583

EXOR NV	28,850	1,573,321

GrandVision NV (a)	17,524	466,190

HAL Trust	25,094	3,222,913

Heineken Holding NV (b)	30,178	2,351,317

Heineken NV (b)	71,037	6,042,399

ING Groep NV	1,171,963	6,566,260

Koninklijke Ahold Delhaize NV (b)	331,071	8,038,524

Koninklijke DSM NV	54,565	6,687,591

Koninklijke KPN NV (b)	1,058,084	2,437,129

Koninklijke Philips NV	273,205	11,909,690

Koninklijke Vopak NV (b)	19,838	1,143,931

NN Group NV	93,497	2,704,641

OCI NV*	19,006	229,505

Randstad NV*	37,534	1,510,578

Royal Dutch Shell plc, Class A	1,257,932	20,710,926

Royal Dutch Shell plc, Class B	1,126,558	18,034,676

Wolters Kluwer NV (b)	82,111	6,039,548

		153,668,675

Norway — 1.0%

Aker ASA, Class A* (b)	7,433	196,085

Aker BP ASA	32,836	539,085

DNB ASA	271,301	3,284,888

Equinor ASA	331,390	4,588,699

Gjensidige Forsikring ASA	56,850	1,003,108

Kongsberg Gruppen ASA	27,167	349,103

INVESTMENTS	SHARES	VALUE($)

Norway — continued

Leroy Seafood Group ASA	83,863	445,372

Mowi ASA	135,043	2,312,884

Norsk Hydro ASA	408,656	1,036,702

Orkla ASA	243,973	2,203,779

Salmar ASA	16,282	634,558

Schibsted ASA, Class A	24,036	509,925

Schibsted ASA, Class B	30,503	592,441

Storebrand ASA	142,372	714,688

Telenor ASA	195,320	2,996,023

TGS NOPEC Geophysical Co. ASA	36,057	552,189

Yara International ASA	52,698	1,789,859

		23,749,388

Portugal — 0.3%

Banco Comercial Portugues SA, Class R (b)	2,433,287	272,246

EDP — Energias de Portugal SA	647,804	2,729,763

Galp Energia SGPS SA	136,169	1,571,542

Jeronimo Martins SGPS SA	73,438	1,245,034

Navigator Co. SA (The)*	75,716	196,732

NOS SGPS SA	75,235	281,801

Sonae SGPS SA	281,287	222,288

		6,519,406

Russia — 0.1%

Evraz plc	162,294	537,811

Polymetal International plc	63,511	1,300,636

		1,838,447

South Africa — 0.3%

Anglo American plc	416,314	7,404,172

Spain — 3.9%

Acciona SA	6,406	634,930

ACS Actividades de Construccion y Servicios SA	82,162	2,054,579

Aena SME SA* (a)	22,162	2,805,386

Amadeus IT Group SA	129,719	6,191,814

Banco Bilbao Vizcaya Argentaria SA	2,013,205	6,580,729

Banco de Sabadell SA	1,680,653	696,794

Banco Santander SA	4,998,358	11,168,281

Bankia SA	350,813	357,001

CaixaBank SA	1,079,452	1,942,071

Cellnex Telecom SA (a)	81,127	4,243,331

EDP Renovaveis SA	44,378	544,086

Enagas SA	74,577	1,740,757

Endesa SA	95,051	2,108,249

Ferrovial SA	144,561	3,619,784

Grifols SA	88,836	3,031,697

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Spain — continued

Grifols SA (Preference), Class B	78,092	1,607,623

Iberdrola SA	1,798,755	17,893,633

Industria de Diseno Textil SA	318,728	8,163,391

Mapfre SA	294,321	540,079

Naturgy Energy Group SA	100,126	1,768,977

Red Electrica Corp. SA	130,197	2,291,712

Repsol SA	442,412	4,015,699

Siemens Gamesa Renewable Energy SA	67,259	1,000,526

Telefonica SA	1,374,276	6,283,860

		91,284,989

Sweden — 4.9%

Alfa Laval AB*	89,662	1,675,509

Assa Abloy AB, Class B	298,294	5,340,042

Atlas Copco AB, Class A	194,411	6,700,273

Atlas Copco AB, Class B	116,949	3,617,452

Axfood AB	33,694	716,767

Boliden AB (b)	82,393	1,660,829

Castellum AB	77,802	1,364,633

Electrolux AB, Series B	76,285	1,043,111

Elekta AB, Class B	109,800	997,577

Epiroc AB, Class A	187,243	1,873,859

Epiroc AB, Class B	116,767	1,152,036

Essity AB, Class A*	8,410	272,608

Essity AB, Class B*	182,564	5,913,865

Fabege AB	82,150	973,142

Fastighets AB Balder, Class B*	28,904	1,142,206

Getinge AB, Class B	65,744	1,260,135

Hennes & Mauritz AB, Class B (b)	232,853	3,183,007

Hexagon AB, Class B*	84,247	4,134,164

Hexpol AB*	78,679	565,249

Holmen AB, Class B	29,740	853,245

Husqvarna AB, Class A	7,769	47,976

Husqvarna AB, Class B	129,383	778,535

ICA Gruppen AB	27,807	1,216,707

Industrivarden AB, Class A*	51,024	1,047,122

Industrivarden AB, Class C* (b)	50,729	1,038,068

Intrum AB (b)	22,237	338,966

Investment AB Latour, Class B (b)	37,071	554,243

Investor AB, Class A	39,176	1,932,692

Investor AB, Class B	136,972	6,807,263

Kinnevik AB, Class B	72,384	1,487,706

L E Lundbergforetagen AB, Class B* (b)	19,109	802,330

Lundin Energy AB (b)	56,474	1,453,023

NCC AB, Class B	26,070	397,432

Nibe Industrier AB, Class B	109,218	2,037,656

INVESTMENTS	SHARES	VALUE($)

Sweden — continued

Saab AB, Class B* (b)	24,762	564,824

Sandvik AB*	332,287	5,111,711

Securitas AB, Class B	95,794	1,133,454

Skandinaviska Enskilda Banken AB, Class A	484,213	3,986,264

Skanska AB, Class B*	107,738	2,049,794

SKF AB, Class A	4,801	75,764

SKF AB, Class B	111,743	1,763,709

SSAB AB, Class A* (b)	71,078	170,737

SSAB AB, Class B*	191,382	442,324

Svenska Cellulosa AB SCA, Class A* (b)	8,798	94,346

Svenska Cellulosa AB SCA, Class B*	181,546	1,925,607

Svenska Handelsbanken AB, Class A*	456,120	4,163,164

Svenska Handelsbanken AB, Class B* (b)	10,558	105,371

Swedbank AB, Class A	279,192	3,303,999

Swedish Match AB	51,114	3,158,665

Swedish Orphan Biovitrum AB* (b)	56,979	1,091,669

Tele2 AB, Class B	149,664	1,929,861

Telefonaktiebolaget LM Ericsson, Class A	17,972	169,746

Telefonaktiebolaget LM Ericsson, Class B	787,202	6,725,195

Telia Co. AB (b)	785,003	2,729,428

Trelleborg AB, Class B*	72,591	924,368

Volvo AB, Class A	71,425	913,048

Volvo AB, Class B	493,452	6,323,375

		113,235,851

Switzerland — 17.2%

ABB Ltd. (Registered)	580,392	11,017,167

Adecco Group AG (Registered)	48,878	2,138,937

Alcon, Inc.*	146,994	7,757,907

Baloise Holding AG (Registered)	14,614	2,186,509

Barry Callebaut AG (Registered)	682	1,335,376

Chocoladefabriken Lindt & Spruengli AG	317	2,469,428

Chocoladefabriken Lindt & Spruengli AG (Registered)	33	2,770,559

Cie Financiere Richemont SA (Registered)	157,000	8,907,154

Coca-Cola HBC AG	57,942	1,468,177

Credit Suisse Group AG (Registered)*	730,352	6,668,579

EMS-Chemie Holding AG (Registered)	2,090	1,351,545

Geberit AG (Registered)	11,147	4,984,973

Givaudan SA (Registered)	2,391	8,017,705

Glencore plc*	3,290,413	6,164,394

Julius Baer Group Ltd.*	67,061	2,633,832

Kuehne + Nagel International AG (Registered)	15,176	2,170,809

LafargeHolcim Ltd. (Registered)*	146,355	6,078,561

Lonza Group AG (Registered)*	22,397	9,779,999

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	65

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Switzerland — continued

Mediclinic International plc	146,272	475,585

Nestle SA (Registered)	895,116	94,801,763

Novartis AG (Registered)	767,171	65,469,200

Pargesa Holding SA	10,157	722,534

Partners Group Holding AG	5,610	4,420,907

Roche Holding AG	8,185	2,842,699

Roche Holding AG	211,314	73,177,485

Schindler Holding AG	12,251	2,726,528

Schindler Holding AG (Registered)	5,824	1,252,424

SGS SA (Registered)	1,566	3,532,428

Sika AG (Registered)	37,953	6,277,776

Sonova Holding AG (Registered)	16,275	2,939,489

STMicroelectronics NV	197,143	5,076,723

Straumann Holding AG (Registered)	3,390	2,579,206

Swatch Group AG (The)	8,670	1,739,737

Swatch Group AG (The) (Registered)	17,491	680,005

Swiss Life Holding AG (Registered)	10,113	3,586,307

Swiss Re AG	87,647	6,368,987

Swisscom AG (Registered)	7,646	3,972,803

Temenos AG (Registered)* (b)	19,387	2,512,196

UBS Group AG (Registered)*	1,152,224	12,337,432

Vifor Pharma AG	13,116	1,967,715

Zurich Insurance Group AG	45,271	14,353,368

		401,714,908

United Arab Emirates — 0.0% (c)

NMC Health plc‡	23,176	29

United Kingdom — 21.6%

3i Group plc	291,073	2,859,462

Admiral Group plc	75,683	2,208,475

Aggreko plc	77,465	446,714

Ashtead Group plc	139,483	3,810,014

ASOS plc*	17,212	519,317

Associated British Foods plc	107,154	2,543,765

AstraZeneca plc	394,554	41,267,233

Auto Trader Group plc (a)	278,944	1,605,743

AVEVA Group plc	19,391	870,312

Aviva plc	1,212,682	3,667,307

Babcock International Group plc	150,039	794,707

BAE Systems plc	959,839	6,122,270

Barclays plc	4,847,422	6,472,771

Barratt Developments plc	305,091	1,988,998

Berkeley Group Holdings plc	39,190	2,057,204

BP plc	6,085,185	23,978,170

British American Tobacco plc	688,628	26,542,650

British Land Co. plc (The), REIT	281,660	1,436,818

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

BT Group plc	2,638,404	3,845,533

Bunzl plc	100,948	2,191,052

Burberry Group plc	123,289	2,140,732

Centrica plc	1,753,416	876,984

CNH Industrial NV*	298,854	1,869,391

Coca-Cola European Partners plc	63,677	2,524,156

Compass Group plc	479,154	8,062,921

ConvaTec Group plc (a)	467,478	1,248,599

Croda International plc	39,546	2,424,950

DCC plc	30,478	2,167,257

Derwent London plc, REIT	32,191	1,257,840

Diageo plc	704,193	24,245,262

Direct Line Insurance Group plc	411,485	1,401,946

DS Smith plc	409,326	1,604,949

easyJet plc	79,811	604,545

Experian plc	273,930	8,226,219

Fiat Chrysler Automobiles NV	330,939	2,870,548

G4S plc	464,325	637,418

GlaxoSmithKline plc	1,501,455	31,324,251

GVC Holdings plc	173,039	1,642,456

Halma plc	113,663	2,988,245

Hammerson plc, REIT	232,593	206,090

Hargreaves Lansdown plc	82,324	1,489,610

Hiscox Ltd.	87,721	771,699

HSBC Holdings plc	6,207,403	31,905,821

Imperial Brands plc	285,554	6,007,620

Informa plc	376,448	2,079,447

InterContinental Hotels Group plc	56,462	2,571,997

Intertek Group plc	48,360	2,886,089

ITV plc	1,084,166	1,040,994

J Sainsbury plc	516,166	1,284,632

JD Sports Fashion plc	123,612	819,341

John Wood Group plc	207,718	525,960

Johnson Matthey plc	59,544	1,491,907

Kingfisher plc	637,689	1,265,044

Land Securities Group plc, REIT	224,832	1,874,889

Legal & General Group plc	1,776,902	4,568,417

Lloyds Banking Group plc	21,106,486	8,539,855

London Stock Exchange Group plc	94,823	8,875,135

M&G plc	777,770	1,289,409

Marks & Spencer Group plc	583,443	679,751

Meggitt plc	232,137	812,864

Melrose Industries plc	1,456,057	1,819,931

Micro Focus International plc	108,566	643,665

Mondi plc	146,041	2,578,984

National Grid plc	1,128,791	13,228,025

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United Kingdom — continued

Next plc	40,066	2,385,476

Ocado Group plc*	176,486	3,564,612

Pearson plc	233,960	1,349,165

Persimmon plc	95,519	2,646,474

Phoenix Group Holdings plc	157,590	1,195,844

Prudential plc	777,770	10,972,326

Reckitt Benckiser Group plc	221,528	18,453,230

RELX plc	605,066	13,651,382

Rentokil Initial plc	553,921	3,295,617

Rightmove plc	270,069	1,688,590

Rolls-Royce Holdings plc*	580,806	2,403,930

Royal Bank of Scotland Group plc	1,374,975	1,918,244

Royal Mail plc	299,304	624,604

RSA Insurance Group plc	307,066	1,391,642

Sage Group plc (The)	339,788	2,732,744

Schroders plc	38,755	1,294,401

Schroders plc (Non-Voting)	13,825	369,182

Segro plc, REIT	328,686	3,445,132

Severn Trent plc	71,984	2,160,063

Smith & Nephew plc	267,995	5,244,422

Smiths Group plc	117,526	1,829,930

Spirax-Sarco Engineering plc	22,027	2,410,624

SSE plc	311,105	4,879,799

St James’s Place plc	158,321	1,685,832

Standard Chartered plc	807,534	4,126,246

Standard Life Aberdeen plc	705,928	1,955,181

Subsea 7 SA*	71,197	390,810

Tate & Lyle plc	139,486	1,249,846

Taylor Wimpey plc	978,908	1,807,888

TechnipFMC plc	126,237	1,105,250

Tesco plc	2,921,512	8,641,306

Travis Perkins plc	74,654	974,793

Unilever NV	439,505	21,887,049

Unilever plc	351,165	18,082,252

United Utilities Group plc	204,373	2,313,475

Vodafone Group plc	8,059,354	11,369,131

Weir Group plc (The)	77,551	926,786

Whitbread plc	40,178	1,507,188

Wm Morrison Supermarkets plc	716,127	1,645,785

WPP plc	376,961	2,924,889

		505,105,500

United States — 0.4%

Carnival plc	55,800	768,937

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

Ferguson plc	69,780	5,031,297

QIAGEN NV*	68,275	2,843,128

		8,643,362

Total Common Stocks (Cost $2,779,010,728)		2,312,074,551

Short-Term Investments — 5.8%

Investment of Cash Collateral from Securities Loaned — 5.8%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (d) (e)	84,006,395	84,023,197

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (d) (e)	52,026,406	52,026,406

Total Investment of Cash Collateral from Securities Loaned (Cost $136,026,700)		136,049,603

Total Investments — 104.8% (Cost $2,915,037,428)		2,448,124,154

Liabilities in Excess of Other Assets — (4.8)%		(113,042,901)

NET ASSETS — 100.0%		2,335,081,253

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	12.9%

Banks	6.1

Food Products	5.3

Insurance	4.9

Oil, Gas & Consumable Fuels	4.8

Textiles, Apparel & Luxury Goods	3.8

Chemicals	3.5

Personal Products	2.6

Beverages	2.6

Capital Markets	2.4

Electric Utilities	2.4

Diversified Telecommunication Services	2.4

Machinery	2.2

Software	2.1

Semiconductors & Semiconductor Equipment	2.0

Health Care Equipment & Supplies	2.0

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	67

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INDUSTRY	PERCENTAGE

Metals & Mining	2.0%

Professional Services	1.8

Electrical Equipment	1.7

Automobiles	1.6

Multi-Utilities	1.6

Aerospace & Defense	1.5

Tobacco	1.5

Household Products	1.3

IT Services	1.2

Food & Staples Retailing	1.2

Industrial Conglomerates	1.1

Construction & Engineering	1.0

Diversified Financial Services	1.0

Others (each less than 1.0%)	13.9

Short-Term Investments	5.6

Abbreviations

CVA	Dutch Certification
FDR	Fiduciary Depository Receipt
OYJ	Public Limited Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

(a)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $125,871,397.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
EURO STOXX 50 Index	428	06/2020	EUR	13,517,233	1,801,229
FTSE 100 Index	107	06/2020	GBP	7,902,845	819,357

					2,620,586

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%

Australia — 6.6%

Afterpay Ltd.*	682	13,562

AGL Energy Ltd.	2,165	23,761

Alumina Ltd.	7,703	8,545

AMP Ltd.*	11,005	10,154

APA Group	3,900	27,557

Aristocrat Leisure Ltd.	2,100	34,440

ASX Ltd.	630	33,217

Aurizon Holdings Ltd.	6,570	19,959

AusNet Services	5,718	6,974

Australia & New Zealand Banking Group Ltd.	9,560	103,845

Bendigo & Adelaide Bank Ltd.	1,682	7,117

BHP Group Ltd.	9,816	200,387

BHP Group plc	6,975	117,075

BlueScope Steel Ltd.	1,720	11,226

Boral Ltd.	3,870	7,521

Brambles Ltd.	5,240	37,453

Caltex Australia Ltd.	855	13,765

Challenger Ltd.	1,685	5,366

CIMIC Group Ltd.	320	5,094

Coca-Cola Amatil Ltd.	1,665	9,270

Cochlear Ltd.	211	25,087

Coles Group Ltd.	3,970	39,810

Commonwealth Bank of Australia	5,810	234,704

Computershare Ltd.	1,655	13,021

Crown Resorts Ltd.	1,176	7,528

CSL Ltd.	1,495	297,994

Dexus, REIT	3,575	21,222

Domino’s Pizza Enterprises Ltd.	200	7,484

Evolution Mining Ltd.	5,614	18,282

Flight Centre Travel Group Ltd.‡	190	1,347

Fortescue Metals Group Ltd.	5,655	43,217

Goodman Group, REIT	5,300	45,141

GPT Group (The), REIT	6,365	17,493

Harvey Norman Holdings Ltd.	2,215	3,974

Iluka Resources Ltd.	1,380	6,845

Incitec Pivot Ltd.	5,535	8,561

Insurance Australia Group Ltd.	7,625	28,489

LendLease Group	1,935	15,414

Macquarie Group Ltd.	1,040	68,893

Magellan Financial Group Ltd.	490	16,051

Medibank Pvt Ltd.	9,095	15,933

Mirvac Group, REIT	13,085	19,014

National Australia Bank Ltd.	9,525	104,370

Newcrest Mining Ltd.	2,530	45,852

Orica Ltd.	1,318	15,274

INVESTMENTS	SHARES	VALUE($)

Australia — continued

Origin Energy Ltd.	5,800	20,861

Qantas Airways Ltd.	2,430	6,035

QBE Insurance Group Ltd.	4,986	26,999

Ramsay Health Care Ltd.	591	24,001

REA Group Ltd.	160	9,155

Reece Ltd.	750	4,286

Rio Tinto Ltd.	1,225	69,042

Rio Tinto plc	3,280	152,253

Santos Ltd.	5,825	18,522

Scentre Group, REIT	17,590	26,425

SEEK Ltd.	1,150	12,839

Seven Group Holdings Ltd.	440	4,327

Sonic Healthcare Ltd.	1,490	26,314

South32 Ltd.	16,975	21,349

Stockland, REIT	8,035	14,920

Suncorp Group Ltd.	4,150	24,671

Sydney Airport	3,640	14,827

Tabcorp Holdings Ltd.	6,640	13,844

Telstra Corp. Ltd.	13,750	27,049

TPG Telecom Ltd.	1,130	5,392

Transurban Group	8,610	76,756

Treasury Wine Estates Ltd.	2,365	15,556

Vicinity Centres, REIT	10,610	10,157

Washington H Soul Pattinson & Co. Ltd.	386	4,642

Wesfarmers Ltd.	3,731	90,624

Westpac Banking Corp.	11,345	118,035

WiseTech Global Ltd.	490	5,835

Woodside Petroleum Ltd.	3,095	44,318

Woolworths Group Ltd.	4,335	100,320

Worley Ltd.	1,055	6,115

		2,812,757

Austria — 0.2%

ANDRITZ AG	240	7,886

BAWAG Group AG* (a)	236	8,021

Erste Group Bank AG	1,000	21,673

EVN AG	120	1,875

IMMOFINANZ AG*	310	5,724

Lenzing AG	50	2,858

Oesterreichische Post AG* (b)	105	3,957

OMV AG	456	14,889

Raiffeisen Bank International AG	450	7,767

Strabag SE	50	1,400

Telekom Austria AG	470	3,307

UNIQA Insurance Group AG	375	2,528

Verbund AG	230	10,414

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	69

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Austria — continued

Vienna Insurance Group AG Wiener Versicherung Gruppe	130	2,599

voestalpine AG (b)	375	7,772

		102,670

Belgium — 1.0%

Ackermans & van Haaren NV*	74	9,808

Ageas	615	22,167

Anheuser-Busch InBev SA/NV (b)	2,805	130,629

bpost SA	315	2,198

Colruyt SA	155	9,289

Elia Group SA/NV	105	12,073

Galapagos NV*	165	36,453

Groupe Bruxelles Lambert SA* (b)	270	21,599

KBC Group NV	1,135	61,564

Proximus SADP	505	10,779

Sofina SA	53	12,482

Solvay SA	250	19,527

Telenet Group Holding NV	140	5,847

UCB SA*	415	38,030

Umicore SA	665	28,822

		421,267

Cambodia — 0.0% (c)

NagaCorp Ltd.	8,000	9,442

Chile — 0.0% (c)

Antofagasta plc	1,135	11,622

China — 0.3%

Evergrande Health Industry Group Ltd.* (b)	10,000	7,687

Prosus NV*	1,380	104,619

		112,306

Colombia — 0.0% (c)

Millicom International Cellular SA, SDR	320	8,316

Denmark — 2.2%

Ambu A/S, Class B	560	17,540

AP Moller — Maersk A/S, Class A	10	9,266

AP Moller — Maersk A/S, Class B (b)	21	20,900

Carlsberg A/S, Class B	355	44,784

Chr Hansen Holding A/S	340	29,316

Coloplast A/S, Class B	385	60,724

Danske Bank A/S*	2,255	26,774

Demant A/S* (b)	330	7,890

DSV Panalpina A/S	675	70,133

Genmab A/S*	210	50,481

GN Store Nord A/S	470	21,449

H Lundbeck A/S	205	7,480

ISS A/S* (b)	525	7,805

INVESTMENTS	SHARES	VALUE($)

Denmark — continued

Jyske Bank A/S (Registered)*	220	5,938

Novo Nordisk A/S, Class B	5,480	349,569

Novozymes A/S, Class B	715	35,075

Orsted A/S (a)	555	56,061

Pandora A/S	325	11,557

Rockwool International A/S, Class A	20	3,885

Rockwool International A/S, Class B	25	5,254

Tryg A/S	400	10,668

Vestas Wind Systems A/S	665	57,106

		909,655

Finland — 1.3%

Elisa OYJ	494	30,020

Fortum OYJ (b)	1,435	23,778

Huhtamaki OYJ*	315	11,757

Kesko OYJ, Class A	300	4,884

Kesko OYJ, Class B	880	14,339

Kone OYJ, Class B	1,340	81,143

Konecranes OYJ	215	4,666

Metso OYJ	430	11,930

Neste OYJ	1,415	49,971

Nokia OYJ	18,615	67,106

Nokian Renkaat OYJ	425	9,029

Nordea Bank Abp	10,670	68,437

Orion OYJ, Class A	110	5,436

Orion OYJ, Class B	335	17,024

Sampo OYJ, Class A	1,625	53,865

Stora Enso OYJ, Class R	2,020	23,764

UPM-Kymmene OYJ	1,755	48,131

Wartsila OYJ Abp	1,600	11,744

		537,024

France — 9.7%

Accor SA	595	16,552

Adevinta ASA*	745	6,188

Aeroports de Paris	100	9,762

Air Liquide SA (b)	1,565	198,840

Airbus SE*	1,995	126,321

Alstom SA	620	25,432

Amundi SA (a)	201	13,341

Arkema SA	240	19,976

Atos SE*	315	22,527

AXA SA	6,410	113,947

BioMerieux	140	17,298

BNP Paribas SA	3,780	118,754

Bollore SA	2,615	6,930

Bouygues SA*	820	25,230

Bureau Veritas SA	925	19,203

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2019

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

France — continued

Capgemini SE	515	48,416

Carrefour SA	1,890	28,069

Casino Guichard Perrachon SA (b)	170	6,381

Cie de Saint-Gobain	1,815	48,293

Cie Generale des Etablissements Michelin SCA	590	57,006

CNP Assurances*	430	4,436

Covivio, REIT (b)	146	9,169

Credit Agricole SA	4,185	33,662

Danone SA	2,125	148,106

Dassault Aviation SA	10	8,144

Dassault Systemes SE	450	65,912

Edenred	795	32,025

Eiffage SA	265	21,656

Electricite de France SA	1,510	12,021

Engie SA	6,050	65,640

EssilorLuxottica SA	955	118,634

Eutelsat Communications SA	555	6,214

Faurecia SE	245	8,779

Gecina SA, REIT	190	24,930

Getlink SE	1,430	18,240

Hermes International	115	84,073

ICADE, REIT	95	7,297

Iliad SA	85	12,658

Ipsen SA	120	8,936

JCDecaux SA	220	4,554

Kering SA	250	127,176

Klepierre SA, REIT	685	13,906

Legrand SA	875	58,662

L’Oreal SA	813	236,373

LVMH Moet Hennessy Louis Vuitton SE	895	346,001

Natixis SA	3,015	7,118

Orange SA	6,300	76,539

Pernod Ricard SA	715	109,177

Peugeot SA	1,880	26,650

Publicis Groupe SA	735	21,696

Renault SA*	680	13,399

Safran SA	1,115	103,663

Sanofi (b)	3,795	370,672

Sartorius Stedim Biotech	80	19,182

Schneider Electric SE*	1,835	169,577

SEB SA	90	10,793

Societe Generale SA	2,630	41,262

Sodexo SA (b)	280	22,385

Suez	1,401	15,847

Teleperformance	190	42,562

Thales SA	345	26,127

TOTAL SA	8,340	296,007

INVESTMENTS	SHARES	VALUE($)

France — continued

Ubisoft Entertainment SA*	235	17,480

Unibail-Rodamco-Westfield, REIT	450	26,645

Valeo SA	790	18,109

Veolia Environnement SA (b)	1,850	39,439

Vinci SA	1,660	135,991

Vivendi SA (b)	2,740	59,220

Worldline SA* (a)	275	18,626

		4,093,836

Germany — 7.9%

1&1 Drillisch AG	160	3,723

adidas AG	611	139,878

Allianz SE (Registered)	1,375	253,043

Aroundtown SA	3,650	19,633

BASF SE	3,040	155,577

Bayer AG (Registered)	3,255	214,079

Bayerische Motoren Werke AG	1,050	61,767

Bayerische Motoren Werke AG (Preference)	180	8,443

Beiersdorf AG	330	34,527

Brenntag AG	510	23,092

Continental AG*	355	29,664

Covestro AG (a)	560	18,811

Daimler AG (Registered)	2,935	100,386

Delivery Hero SE* (a)	445	37,743

Deutsche Bank AG (Registered)	6,835	50,622

Deutsche Boerse AG	625	96,899

Deutsche Lufthansa AG (Registered)* (b)	785	7,028

Deutsche Post AG (Registered)	3,205	95,212

Deutsche Telekom AG (Registered)	10,695	156,357

Deutsche Wohnen SE	1,185	48,026

E.ON SE	7,240	72,525

Evonik Industries AG	555	13,653

Fraport AG Frankfurt Airport Services Worldwide (b)	115	5,037

Fresenius Medical Care AG & Co. KGaA	700	54,859

Fresenius SE & Co. KGaA	1,350	58,472

GEA Group AG*	550	12,621

Hannover Rueck SE	195	31,070

HeidelbergCement AG	485	22,994

Henkel AG & Co. KGaA	340	26,504

Henkel AG & Co. KGaA (Preference)	595	52,828

HOCHTIEF AG	70	5,478

Infineon Technologies AG	4,140	76,967

KION Group AG	215	10,665

LANXESS AG	275	13,532

Merck KGaA	435	50,485

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	71

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Germany — continued

MTU Aero Engines AG*	175	23,831

Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	475	104,037

Porsche Automobil Holding SE (Preference)	505	25,499

Puma SE*	280	17,588

RWE AG	1,905	54,803

SAP SE	3,575	425,809

Sartorius AG (Preference)	110	30,904

Siemens AG (Registered)	2,656	245,104

Symrise AG	425	43,057

Talanx AG	165	5,860

Telefonica Deutschland Holding AG	3,040	8,648

thyssenkrupp AG* (b)	1,345	8,947

TUI AG	1,450	5,776

Uniper SE	600	16,141

United Internet AG (Registered)	415	14,280

Volkswagen AG	115	17,002

Volkswagen AG (Preference)	605	84,174

Vonovia SE	1,790	88,513

Wacker Chemie AG	50	2,915

Wirecard AG	380	37,604

Zalando SE* (a)	445	21,811

		3,344,503

Ghana — 0.0% (c)

Tullow Oil plc	4,645	1,508

Hong Kong — 3.0%

AIA Group Ltd.	39,800	365,275

ASM Pacific Technology Ltd.	1,100	11,115

Bank of East Asia Ltd. (The)	6,000	12,710

Cathay Pacific Airways Ltd.	4,000	4,742

Chow Tai Fook Jewellery Group Ltd.	4,000	3,384

CK Asset Holdings Ltd.	8,500	53,709

CK Infrastructure Holdings Ltd.	2,500	14,850

CLP Holdings Ltd.	6,000	64,225

Dairy Farm International Holdings Ltd.	1,000	4,792

Hang Lung Group Ltd.	3,000	6,852

Hang Lung Properties Ltd.	6,000	12,835

Hang Seng Bank Ltd.	2,500	43,725

Henderson Land Development Co. Ltd.	5,000	20,378

HK Electric Investments & HK Electric Investments Ltd. (a)	7,500	7,760

HKT Trust & HKT Ltd.	12,000	19,365

Hong Kong & China Gas Co. Ltd.	33,000	59,143

Hong Kong Exchanges & Clearing Ltd.	3,900	125,043

Hysan Development Co. Ltd.	2,000	6,672

INVESTMENTS	SHARES	VALUE($)

Hong Kong — continued

Jardine Matheson Holdings Ltd.	1,000	43,801

Jardine Strategic Holdings Ltd.	600	12,898

Kerry Properties Ltd.	2,500	6,905

Link, REIT	6,900	61,508

MTR Corp. Ltd.	5,000	27,702

New World Development Co. Ltd.	20,000	23,629

NWS Holdings Ltd.	5,000	5,211

PCCW Ltd.	15,000	9,189

Power Assets Holdings Ltd.	4,500	30,151

Shangri-La Asia Ltd.	4,000	3,303

Sino Land Co. Ltd.	10,000	13,975

Sun Hung Kai Properties Ltd.	5,000	68,369

Swire Pacific Ltd., Class A	2,000	13,006

Swire Pacific Ltd., Class B	2,500	2,733

Swire Properties Ltd.	4,000	11,219

Techtronic Industries Co. Ltd.	5,500	41,704

WH Group Ltd. (a)	32,500	30,997

Wharf Holdings Ltd. (The)	2,000	3,789

Wharf Real Estate Investment Co. Ltd.	4,000	16,934

Wheelock & Co. Ltd.	2,000	14,658

Yue Yuen Industrial Holdings Ltd.	2,500	3,988

		1,282,244

Ireland — 0.6%

AIB Group plc*	2,600	3,598

Bank of Ireland Group plc	3,065	6,290

CRH plc	2,655	80,549

Flutter Entertainment plc	259	31,876

Glanbia plc	650	6,917

Kerry Group plc, Class A	495	56,794

Kingspan Group plc	505	25,733

Smurfit Kappa Group plc	775	24,278

		236,035

Israel — 0.4%

Azrieli Group Ltd.	125	7,402

Bank Hapoalim BM	3,700	23,715

Bank Leumi Le-Israel BM	4,945	26,644

Bezeq The Israeli Telecommunication Corp. Ltd.*	6,750	4,816

Elbit Systems Ltd.	76	10,303

Israel Chemicals Ltd.	2,280	7,955

Israel Discount Bank Ltd., Class A	3,855	12,507

Mizrahi Tefahot Bank Ltd.	440	9,012

Nice Ltd.*	205	33,667

Teva Pharmaceutical Industries Ltd.*	3,605	38,995

		175,016

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Italy — 2.0%

A2A SpA	5,170	7,048

Amplifon SpA (b)	275	6,295

Assicurazioni Generali SpA	4,015	57,281

Atlantia SpA	1,555	25,491

Banca Mediolanum SpA	835	5,102

Banco BPM SpA (b)	5,005	6,117

Buzzi Unicem SpA	25	261

Buzzi Unicem SpA	230	4,512

Davide Campari-Milano SpA (b)	1,380	10,726

DiaSorin SpA	49	8,356

Enel SpA	25,505	174,211

Eni SpA	8,410	80,116

Ferrari NV (b)	430	67,207

FinecoBank Banca Fineco SpA*	1,650	18,384

Freni Brembo SpA	515	4,369

Hera SpA	2,610	9,662

Infrastrutture Wireless Italiane SpA (a)	790	8,361

Intesa Sanpaolo SpA	52,055	81,284

Leonardo SpA	1,340	9,254

Mediaset SpA* (b)	1,170	2,379

Mediobanca Banca di Credito Finanziario SpA	2,191	12,737

Moncler SpA	625	23,504

Nexi SpA* (a)	825	12,515

Pirelli & C SpA (a) (b)	1,430	5,538

Poste Italiane SpA (a)	1,515	12,888

Prysmian SpA	890	16,793

Recordati SpA	340	14,806

Saipem SpA*	1,905	4,889

Salvatore Ferragamo SpA (b)	215	2,669

Snam SpA	7,180	32,209

Telecom Italia SpA*	35,670	14,165

Telecom Italia SpA	19,915	7,943

Terna Rete Elettrica Nazionale SpA	4,635	29,024

UniCredit SpA*	6,990	53,982

Unione di Banche Italiane SpA	3,355	9,618

UnipolSai Assicurazioni SpA	1,960	4,804

		844,500

Japan — 27.4%

ABC-Mart, Inc.	100	5,082

Acom Co. Ltd.	1,500	6,060

Advance Residence Investment Corp., REIT	5	15,341

Advantest Corp.	700	33,965

Aeon Co. Ltd.	3,000	60,395

AEON Financial Service Co. Ltd.	300	3,120

Aeon Mall Co. Ltd.	300	3,771

INVESTMENTS	SHARES	VALUE($)

Japan — continued

AGC, Inc.	800	19,728

Air Water, Inc.	500	6,741

Aisin Seiki Co. Ltd.	600	17,280

Ajinomoto Co., Inc.	2,000	35,622

Alfresa Holdings Corp.	700	13,959

Alps Alpine Co. Ltd.	800	8,251

Amada Co. Ltd.	1,500	13,559

ANA Holdings, Inc.*	300	6,375

Aozora Bank Ltd.	300	5,339

Asahi Group Holdings Ltd.	1,600	55,017

Asahi Intecc Co. Ltd.	800	21,193

Asahi Kasei Corp.	4,500	31,925

Asics Corp.	600	5,689

Astellas Pharma, Inc.	5,800	95,927

Bandai Namco Holdings, Inc.	700	34,977

Bank of Kyoto Ltd. (The)	200	6,846

Benesse Holdings, Inc.	300	8,543

Bridgestone Corp.	2,100	65,367

Brother Industries Ltd.	1,000	16,948

Calbee, Inc.	500	15,129

Canon Marketing Japan, Inc.	100	1,925

Canon, Inc.	3,600	75,726

Casio Computer Co. Ltd.	700	11,047

Central Japan Railway Co.	700	110,148

Chiba Bank Ltd. (The)	2,500	11,600

Chubu Electric Power Co., Inc.	2,500	33,810

Chugai Pharmaceutical Co. Ltd.	700	83,441

Chugoku Bank Ltd. (The)	700	6,446

Chugoku Electric Power Co., Inc. (The)	1,000	13,455

Citizen Watch Co. Ltd.	1,500	5,294

Coca-Cola Bottlers Japan Holdings, Inc.	500	8,953

Concordia Financial Group Ltd.	4,000	12,256

Credit Saison Co. Ltd.	500	5,679

CyberAgent, Inc.	300	12,596

Dai Nippon Printing Co. Ltd.	1,000	21,084

Daicel Corp.	1,000	8,117

Daido Steel Co. Ltd.	200	6,605

Daifuku Co. Ltd.	400	27,992

Dai-ichi Life Holdings, Inc.	4,000	50,129

Daiichi Sankyo Co. Ltd.	2,000	137,483

Daikin Industries Ltd.	1,000	128,331

Daito Trust Construction Co. Ltd.	200	19,017

Daiwa House Industry Co. Ltd.	2,300	58,283

Daiwa House REIT Investment Corp., REIT	6	14,518

Daiwa Securities Group, Inc.	5,000	20,792

DeNA Co. Ltd.	500	6,155

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	73

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Denso Corp.	1,800	63,273

Dentsu Group, Inc.	800	16,707

DIC Corp.	300	6,967

Disco Corp.	100	22,331

East Japan Railway Co.	1,200	87,624

Eisai Co. Ltd.	1,000	69,811

Electric Power Development Co. Ltd.	600	12,008

Ezaki Glico Co. Ltd.	200	8,784

FamilyMart Co. Ltd.	900	15,262

FANUC Corp.	600	97,928

Fast Retailing Co. Ltd.	200	94,849

Fuji Electric Co. Ltd.	500	11,926

Fuji Media Holdings, Inc.	200	1,987

FUJIFILM Holdings Corp.	1,400	66,686

Fujitsu Ltd.	600	58,289

Fukuoka Financial Group, Inc.	600	8,572

Furukawa Electric Co. Ltd.	300	5,647

GLP J-REIT, REIT	12	15,471

GMO Payment Gateway, Inc.	100	8,915

GungHo Online Entertainment, Inc.	100	1,551

Hachijuni Bank Ltd. (The)	1,500	5,356

Hakuhodo DY Holdings, Inc.	1,000	11,078

Hamamatsu Photonics KK	500	21,855

Hankyu Hanshin Holdings, Inc.	900	30,792

Harmonic Drive Systems, Inc.	100	4,620

Haseko Corp.	800	8,685

Hikari Tsushin, Inc.	100	19,353

Hino Motors Ltd.	1,000	5,949

Hirose Electric Co. Ltd.	100	10,980

Hisamitsu Pharmaceutical Co., Inc.	300	14,135

Hitachi Capital Corp.	200	3,868

Hitachi Construction Machinery Co. Ltd.	400	9,385

Hitachi Ltd.	3,200	94,974

Hitachi Metals Ltd.	600	5,781

Honda Motor Co. Ltd.	6,000	145,705

Hoshizaki Corp.	200	15,241

Hoya Corp.	1,300	118,551

Hulic Co. Ltd.	1,600	15,824

Ibiden Co. Ltd.	500	12,780

Idemitsu Kosan Co. Ltd.	800	18,178

IHI Corp.	500	6,197

Iida Group Holdings Co. Ltd.	600	7,969

Inpex Corp.	3,600	23,238

Isetan Mitsukoshi Holdings Ltd.	1,300	7,908

Isuzu Motors Ltd.	2,000	15,199

INVESTMENTS	SHARES	VALUE($)

Japan — continued

ITOCHU Corp.	5,100	99,986

Itochu Techno-Solutions Corp.	400	12,222

Iyo Bank Ltd. (The)	1,000	5,357

Izumi Co. Ltd.	100	2,927

J Front Retailing Co. Ltd.	1,000	8,158

Japan Airlines Co. Ltd.	500	8,919

Japan Airport Terminal Co. Ltd.	200	8,110

Japan Exchange Group, Inc.	1,700	31,621

Japan Post Holdings Co. Ltd.	5,000	39,994

Japan Prime Realty Investment Corp., REIT	3	8,310

Japan Real Estate Investment Corp., REIT	5	27,006

Japan Retail Fund Investment Corp., REIT	10	10,902

Japan Tobacco, Inc.	3,800	70,768

JFE Holdings, Inc.	1,900	12,608

JGC Holdings Corp.	1,000	9,657

JSR Corp.	700	13,168

JTEKT Corp.	1,000	7,326

JXTG Holdings, Inc.	10,500	37,226

Kajima Corp.	1,500	15,586

Kakaku.com, Inc.	300	6,122

Kamigumi Co. Ltd.	500	8,803

Kaneka Corp.	200	5,173

Kansai Electric Power Co., Inc. (The)	2,800	28,692

Kansai Mirai Financial Group, Inc.	500	1,681

Kansai Paint Co. Ltd.	800	15,196

Kao Corp.	1,600	123,386

Kawasaki Heavy Industries Ltd.	500	7,555

KDDI Corp.	5,300	153,511

Keihan Holdings Co. Ltd.	300	13,484

Keikyu Corp.	900	14,792

Keio Corp.	400	22,627

Keisei Electric Railway Co. Ltd.	600	18,099

Kewpie Corp.	500	9,929

Keyence Corp.	600	214,207

Kikkoman Corp.	600	27,570

Kinden Corp.	500	8,046

Kintetsu Group Holdings Co. Ltd.	600	28,662

Kirin Holdings Co. Ltd.	3,000	57,895

Kobayashi Pharmaceutical Co. Ltd.	200	18,540

Kobe Steel Ltd.*	1,000	3,345

Koito Manufacturing Co. Ltd.	500	18,834

Komatsu Ltd.	3,100	58,655

Konami Holdings Corp.	400	12,560

Konica Minolta, Inc.	2,000	7,739

Kose Corp.	100	12,501

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

K’s Holdings Corp.	700	7,626

Kubota Corp.	4,000	49,675

Kuraray Co. Ltd.	1,000	10,004

Kurita Water Industries Ltd.	300	8,370

Kyocera Corp.	1,200	64,116

Kyowa Kirin Co. Ltd.	800	18,568

Kyushu Electric Power Co., Inc.	1,500	11,886

Kyushu Financial Group, Inc.	1,500	6,328

Kyushu Railway Co.	500	13,452

Lawson, Inc.	200	10,396

LINE Corp.*	200	9,783

Lion Corp.	900	18,920

LIXIL Group Corp.	1,000	11,996

M3, Inc.	1,400	50,532

Mabuchi Motor Co. Ltd.	100	3,097

Makita Corp.	900	29,306

Marubeni Corp.	5,500	26,487

Marui Group Co. Ltd.	700	11,458

Maruichi Steel Tube Ltd.	300	6,745

Matsumotokiyoshi Holdings Co. Ltd.	400	13,767

Mazda Motor Corp.	2,000	11,307

McDonald’s Holdings Co. Japan Ltd.	200	9,779

Mebuki Financial Group, Inc.	3,500	7,352

Medipal Holdings Corp.	700	13,504

MEIJI Holdings Co. Ltd.	500	34,727

Mercari, Inc.*	400	10,101

MINEBEA MITSUMI, Inc.	1,500	24,389

MISUMI Group, Inc.	1,000	23,753

Mitsubishi Chemical Holdings Corp.	4,500	25,576

Mitsubishi Corp.	5,300	112,402

Mitsubishi Electric Corp.	7,100	87,363

Mitsubishi Estate Co. Ltd.	4,600	74,419

Mitsubishi Gas Chemical Co., Inc.	700	8,576

Mitsubishi Heavy Industries Ltd.	1,200	30,772

Mitsubishi Logistics Corp.	300	6,624

Mitsubishi Materials Corp.	400	8,193

Mitsubishi Motors Corp.	2,000	5,668

Mitsubishi UFJ Financial Group, Inc.	43,000	173,720

Mitsubishi UFJ Lease & Finance Co. Ltd.	2,000	9,550

Mitsui & Co. Ltd.	6,000	83,750

Mitsui Chemicals, Inc.	700	13,743

Mitsui Fudosan Co. Ltd.	3,300	60,677

Mitsui OSK Lines Ltd.	500	8,672

Mizuho Financial Group, Inc.	83,500	97,229

MonotaRO Co. Ltd.	500	16,066

MS&AD Insurance Group Holdings, Inc.	1,600	46,096

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Murata Manufacturing Co. Ltd.	2,200	123,963

Nabtesco Corp.	400	11,446

Nagoya Railroad Co. Ltd.	700	20,031

Nankai Electric Railway Co. Ltd.	400	8,930

NEC Corp.	900	34,537

Nexon Co. Ltd.	1,500	24,219

NGK Insulators Ltd.	1,000	13,083

NGK Spark Plug Co. Ltd.	400	5,989

NH Foods Ltd.	400	14,198

NHK Spring Co. Ltd.	500	3,308

Nidec Corp.	1,900	110,607

Nihon M&A Center, Inc.	500	16,311

Nikon Corp.	1,400	13,023

Nintendo Co. Ltd.	400	165,170

Nippon Building Fund, Inc., REIT	5	29,816

Nippon Electric Glass Co. Ltd.	200	2,914

Nippon Express Co. Ltd.	300	14,653

Nippon Paint Holdings Co. Ltd.	600	34,677

Nippon Prologis REIT, Inc., REIT	7	19,378

Nippon Shinyaku Co. Ltd.	200	14,045

Nippon Shokubai Co. Ltd.	100	4,723

Nippon Steel Corp.	3,300	27,765

Nippon Telegraph & Telephone Corp.	4,300	97,927

Nippon Television Holdings, Inc.	200	2,234

Nippon Yusen KK	500	6,582

Nissan Chemical Corp.	500	19,184

Nissan Motor Co. Ltd.	7,500	25,528

Nisshin Seifun Group, Inc.	1,000	15,538

Nissin Foods Holdings Co. Ltd.	300	24,661

Nitori Holdings Co. Ltd.	300	45,983

Nitto Denko Corp.	500	24,977

NOK Corp.	500	5,823

Nomura Holdings, Inc.	11,000	45,646

Nomura Real Estate Holdings, Inc.	500	8,130

Nomura Real Estate Master Fund, Inc., REIT	16	18,195

Nomura Research Institute Ltd.	1,300	31,825

NSK Ltd.	2,000	13,843

NTT Data Corp.	2,000	20,408

NTT DOCOMO, Inc.	3,900	114,938

Obayashi Corp.	2,500	21,851

Obic Co. Ltd.	200	30,012

Odakyu Electric Railway Co. Ltd.	1,200	26,463

Oji Holdings Corp.	3,500	17,771

Olympus Corp.	4,300	68,228

Omron Corp.	700	41,115

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	75

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Ono Pharmaceutical Co. Ltd.	1,600	38,548

Oracle Corp.	200	20,590

Orient Corp.	2,000	2,288

Oriental Land Co. Ltd.	800	101,156

ORIX Corp.	4,300	50,600

Orix JREIT, Inc., REIT	10	11,955

Osaka Gas Co. Ltd.	1,500	27,933

Otsuka Corp.	400	18,111

Otsuka Holdings Co. Ltd.	1,800	70,747

Pan Pacific International Holdings Corp.	1,900	36,810

Panasonic Corp.	7,800	59,459

Park24 Co. Ltd.	300	4,710

PeptiDream, Inc.*	400	14,919

Persol Holdings Co. Ltd.	500	5,750

Pigeon Corp.	400	14,244

Pola Orbis Holdings, Inc.	200	3,569

Rakuten, Inc.	2,500	21,198

Recruit Holdings Co. Ltd.	5,300	154,607

Renesas Electronics Corp.*	3,500	18,482

Resona Holdings, Inc.	7,200	22,486

Ricoh Co. Ltd.	2,500	17,041

Rinnai Corp.	100	7,575

Rohm Co. Ltd.	400	25,290

Ryohin Keikaku Co. Ltd.	900	10,711

Sankyo Co. Ltd.	200	5,491

Santen Pharmaceutical Co. Ltd.	1,400	24,782

SBI Holdings, Inc.	800	14,942

SCSK Corp.	100	4,527

Secom Co. Ltd.	700	58,254

Sega Sammy Holdings, Inc.	500	6,056

Seibu Holdings, Inc.	1,000	11,997

Seiko Epson Corp.	1,000	11,356

Sekisui Chemical Co. Ltd.	1,500	19,011

Sekisui House Ltd.	2,200	37,740

Seria Co. Ltd.	100	3,250

Seven & i Holdings Co. Ltd.	2,600	86,104

Seven Bank Ltd.	2,000	5,422

SG Holdings Co. Ltd.	800	22,258

Sharp Corp.*	700	7,706

Shikoku Electric Power Co., Inc.	500	3,865

Shimadzu Corp.	900	22,413

Shimamura Co. Ltd.	100	6,305

Shimano, Inc.	300	44,207

Shimizu Corp.	2,500	19,200

Shin-Etsu Chemical Co. Ltd.	1,300	143,393

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Shinsei Bank Ltd.	600	7,238

Shionogi & Co. Ltd.	900	49,705

Shiseido Co. Ltd.	1,300	76,431

Shizuoka Bank Ltd. (The)	1,900	11,535

Showa Denko KK	500	10,944

SMC Corp.	200	90,405

Softbank Corp.	5,400	73,537

SoftBank Group Corp.	5,500	235,745

Sohgo Security Services Co. Ltd.	200	9,540

Sojitz Corp.	3,000	6,943

Sompo Holdings, Inc.	1,200	38,923

Sony Corp.	4,200	270,287

Sony Financial Holdings, Inc.	500	9,478

Square Enix Holdings Co. Ltd.	300	12,296

Stanley Electric Co. Ltd.	500	11,392

Subaru Corp.	2,200	44,032

SUMCO Corp.	800	11,390

Sumitomo Chemical Co. Ltd.	5,500	16,870

Sumitomo Corp.	4,000	45,249

Sumitomo Dainippon Pharma Co. Ltd.	500	6,918

Sumitomo Electric Industries Ltd.	2,500	25,721

Sumitomo Heavy Industries Ltd.	500	10,537

Sumitomo Metal Mining Co. Ltd.	1,000	24,923

Sumitomo Mitsui Financial Group, Inc.	4,500	118,338

Sumitomo Mitsui Trust Holdings, Inc.	1,200	34,940

Sumitomo Realty & Development Co. Ltd.	1,500	40,174

Sumitomo Rubber Industries Ltd.	500	4,853

Sundrug Co. Ltd.	200	6,848

Suntory Beverage & Food Ltd.	500	18,829

Suzuken Co. Ltd.	300	11,562

Suzuki Motor Corp.	1,500	47,873

Sysmex Corp.	500	34,544

T&D Holdings, Inc.	2,000	17,288

Taiheiyo Cement Corp.	400	7,852

Taisei Corp.	800	24,938

Taisho Pharmaceutical Holdings Co. Ltd.	200	12,495

Taiyo Nippon Sanso Corp.	600	9,306

Takashimaya Co. Ltd.	500	4,519

Takeda Pharmaceutical Co. Ltd.	5,200	187,520

TDK Corp.	400	34,483

Teijin Ltd.	500	7,974

Terumo Corp.	2,300	76,320

THK Co. Ltd.	500	11,952

TIS, Inc.	700	13,349

Tobu Railway Co. Ltd.	800	27,136

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Toho Co. Ltd.	500	16,374

Toho Gas Co. Ltd.	300	14,740

Tohoku Electric Power Co., Inc.	1,500	14,118

Tokio Marine Holdings, Inc.	2,300	107,906

Tokyo Broadcasting System Holdings, Inc.	100	1,546

Tokyo Century Corp.	100	3,418

Tokyo Electric Power Co. Holdings, Inc.*	2,500	8,416

Tokyo Electron Ltd.	500	106,491

Tokyo Gas Co. Ltd.	1,300	28,530

Tokyo Tatemono Co. Ltd.	800	8,997

Tokyu Corp.	2,000	30,104

Tokyu Fudosan Holdings Corp.	2,000	9,784

Toppan Printing Co. Ltd.	1,200	17,826

Toray Industries, Inc.	5,500	25,216

Toshiba Corp.	1,400	34,717

Tosoh Corp.	1,000	12,222

TOTO Ltd.	500	17,404

Toyo Seikan Group Holdings Ltd.	500	5,072

Toyo Suisan Kaisha Ltd.	400	19,235

Toyoda Gosei Co. Ltd.	300	5,588

Toyota Boshoku Corp.	200	2,497

Toyota Industries Corp.	600	30,200

Toyota Motor Corp.	8,600	531,711

Toyota Tsusho Corp.	800	19,043

Trend Micro, Inc.	400	20,293

Tsumura & Co.	200	5,532

Tsuruha Holdings, Inc.	100	13,408

Ube Industries Ltd.	500	8,385

Unicharm Corp.	1,400	51,595

United Urban Investment Corp., REIT	10	10,033

USS Co. Ltd.	700	11,084

Welcia Holdings Co. Ltd.	200	14,520

West Japan Railway Co.	700	43,258

Workman Co. Ltd.	100	6,328

Yakult Honsha Co. Ltd.	500	29,045

Yamada Denki Co. Ltd.	2,500	11,855

Yamaguchi Financial Group, Inc.	800	4,311

Yamaha Corp.	500	20,183

Yamaha Motor Co. Ltd.	1,000	12,866

Yamato Holdings Co. Ltd.	1,300	22,690

Yamato Kogyo Co. Ltd.	100	1,962

Yamazaki Baking Co. Ltd.	600	10,610

Yaskawa Electric Corp.	800	26,084

Yokogawa Electric Corp.	700	9,541

Yokohama Rubber Co. Ltd. (The)	500	6,359

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Z Holdings Corp.	8,800	33,962

ZOZO, Inc.	600	9,681

		11,589,773

Jordan — 0.0% (c)

Hikma Pharmaceuticals plc	450	13,403

Luxembourg — 0.2%

ArcelorMittal SA	2,120	23,157

Eurofins Scientific SE	38	21,021

RTL Group SA	120	3,996

SES SA, FDR	1,260	8,394

Tenaris SA (b)	1,555	10,759

		67,327

Macau — 0.2%

Galaxy Entertainment Group Ltd.	8,000	51,452

MGM China Holdings Ltd. (b)	2,000	2,470

Sands China Ltd.	8,000	32,388

SJM Holdings Ltd.	5,000	4,937

Wynn Macau Ltd. (b)	4,000	6,907

		98,154

Mexico — 0.0% (c)

Fresnillo plc	590	5,241

Netherlands — 4.0%

ABN AMRO Bank NV, CVA (a)	1,365	10,471

Adyen NV* (a)	80	79,006

Aegon NV	4,635	11,989

Akzo Nobel NV	671	50,922

Altice Europe NV*	2,365	9,436

Argenx SE*	140	20,937

ASML Holding NV	1,409	411,548

EXOR NV	325	17,724

GrandVision NV (a)	200	5,321

HAL Trust	280	35,961

Heineken Holding NV (b)	320	24,933

Heineken NV (b)	790	67,197

ING Groep NV	12,865	72,080

Koninklijke Ahold Delhaize NV	3,636	88,283

Koninklijke DSM NV	605	74,150

Koninklijke KPN NV (b)	11,660	26,857

Koninklijke Philips NV	2,990	130,342

Koninklijke Vopak NV	218	12,571

NN Group NV	1,005	29,072

OCI NV*	210	2,536

Randstad NV*	411	16,541

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	77

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Netherlands — continued

Royal Dutch Shell plc, Class A	13,824	227,602

Royal Dutch Shell plc, Class B	12,370	198,027

Wolters Kluwer NV (b)	902	66,345

		1,689,851

New Zealand — 0.3%

a2 Milk Co. Ltd.*	2,430	28,922

Auckland International Airport Ltd.	3,825	14,125

Contact Energy Ltd.	2,370	9,039

Fisher & Paykel Healthcare Corp. Ltd.	1,890	31,576

Fletcher Building Ltd.	2,735	6,128

Mercury NZ Ltd.	2,075	5,768

Meridian Energy Ltd.	4,150	11,307

Ryman Healthcare Ltd.	1,365	9,957

Spark New Zealand Ltd.	6,065	16,414

		133,236

Norway — 0.6%

Aker ASA, Class A*	85	2,242

Aker BP ASA	360	5,910

DNB ASA	2,965	35,900

Equinor ASA	3,642	50,430

Gjensidige Forsikring ASA	630	11,116

Kongsberg Gruppen ASA	300	3,855

Leroy Seafood Group ASA	930	4,939

Mowi ASA	1,485	25,434

Norsk Hydro ASA	4,520	11,467

Orkla ASA	2,685	24,253

Salmar ASA	180	7,015

Schibsted ASA, Class A	270	5,728

Schibsted ASA, Class B	345	6,701

Storebrand ASA	1,555	7,806

Telenor ASA	2,150	32,979

TGS NOPEC Geophysical Co. ASA	385	5,896

Yara International ASA	585	19,869

		261,540

Portugal — 0.2%

Banco Comercial Portugues SA, Class R (b)	26,470	2,962

EDP — Energias de Portugal SA	7,150	30,129

Galp Energia SGPS SA	1,505	17,369

Jeronimo Martins SGPS SA	820	13,902

Navigator Co. SA (The)*	740	1,923

NOS SGPS SA	825	3,090

Sonae SGPS SA	3,110	2,458

		71,833

INVESTMENTS	SHARES	VALUE($)

Russia — 0.1%

Evraz plc	1,785	5,915

Polymetal International plc	697	14,274

		20,189

Singapore — 1.3%

Ascendas, REIT	9,500	19,867

CapitaLand Commercial Trust, REIT	9,500	10,795

CapitaLand Ltd.*	9,000	19,096

CapitaLand Mall Trust, REIT	9,500	12,640

City Developments Ltd.	2,500	13,974

ComfortDelGro Corp. Ltd.	6,500	7,578

DBS Group Holdings Ltd.	6,000	84,475

Frasers Property Ltd.	1,000	869

Genting Singapore Ltd.	18,000	9,988

Golden Agri-Resources Ltd.*	22,000	2,419

Great Eastern Holdings Ltd.	100	1,324

Jardine Cycle & Carriage Ltd.	300	4,265

Keppel, REIT	5,500	4,108

Keppel Corp. Ltd.	4,500	18,998

Mapletree Commercial Trust, REIT	7,000	9,639

Mapletree North Asia Commercial Trust, REIT (a)	7,000	4,649

Olam International Ltd.	2,500	2,647

Oversea-Chinese Banking Corp. Ltd.	12,900	82,306

SATS Ltd.	2,200	5,097

Sembcorp Industries Ltd.	2,500	2,864

Sembcorp Marine Ltd.*	3,000	1,586

Singapore Airlines Ltd.	1,500	6,486

Singapore Exchange Ltd.	2,500	17,048

Singapore Press Holdings Ltd.	4,500	4,832

Singapore Technologies Engineering Ltd.	5,500	13,320

Singapore Telecommunications Ltd.	27,500	54,951

Suntec, REIT	7,000	6,914

United Overseas Bank Ltd.	4,600	65,730

UOL Group Ltd.	2,000	9,619

Venture Corp. Ltd.	1,000	11,176

Wilmar International Ltd.	10,500	26,442

Yanlord Land Group Ltd.	2,000	1,495

		537,197

South Africa — 0.2%

Anglo American plc	4,570	81,278

Spain — 2.4%

Acciona SA	70	6,938

ACS Actividades de Construccion y Servicios SA	910	22,756

Aena SME SA* (a)	240	30,380

Amadeus IT Group SA	1,415	67,541

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Spain — continued

Banco Bilbao Vizcaya Argentaria SA	22,030	72,011

Banco de Sabadell SA	18,830	7,807

Banco Santander SA	54,915	122,702

Bankia SA	3,865	3,933

CaixaBank SA	11,860	21,338

Cellnex Telecom SA (a)	890	46,551

EDP Renovaveis SA	490	6,008

Enagas SA	811	18,930

Endesa SA	1,045	23,178

Ferrovial SA	1,590	39,813

Grifols SA	965	32,932

Grifols SA (Preference), Class B	850	17,498

Iberdrola SA	19,755	196,519

Industria de Diseno Textil SA	3,525	90,284

Mapfre SA	3,250	5,964

Naturgy Energy Group SA	1,105	19,523

Red Electrica Corp. SA	1,430	25,171

Repsol SA	4,855	44,068

Siemens Gamesa Renewable Energy SA	745	11,082

Telefonica SA	15,095	69,022

		1,001,949

Sweden — 2.9%

Alfa Laval AB*	995	18,593

Assa Abloy AB, Class B	3,285	58,808

Atlas Copco AB, Class A	2,145	73,926

Atlas Copco AB, Class B	1,290	39,902

Axfood AB	346	7,360

Boliden AB (b)	895	18,041

Castellum AB	845	14,821

Electrolux AB, Series B	840	11,486

Elekta AB, Class B	1,205	10,948

Epiroc AB, Class A	2,070	20,716

Epiroc AB, Class B	1,295	12,777

Essity AB, Class A*	105	3,404

Essity AB, Class B*	2,010	65,111

Fabege AB	910	10,780

Fastighets AB Balder, Class B*	320	12,645

Getinge AB, Class B	715	13,705

Hennes & Mauritz AB, Class B (b)	2,565	35,062

Hexagon AB, Class B*	930	45,637

Hexpol AB*	860	6,178

Holmen AB, Class B	320	9,181

Husqvarna AB, Class A	10	62

Husqvarna AB, Class B	1,355	8,153

ICA Gruppen AB	290	12,689

Industrivarden AB, Class A*	525	10,774

INVESTMENTS	SHARES	VALUE($)

Sweden — continued

Industrivarden AB, Class C*	545	11,152

Intrum AB (b)	195	2,972

Investment AB Latour, Class B	415	6,205

Investor AB, Class A	435	21,460

Investor AB, Class B	1,556	77,330

Kinnevik AB, Class B	790	16,237

L E Lundbergforetagen AB, Class B*	220	9,237

Lundin Energy AB	625	16,081

NCC AB, Class B	280	4,269

Nibe Industrier AB, Class B	1,210	22,575

Saab AB, Class B* (b)	275	6,273

Sandvik AB*	3,660	56,303

Securitas AB, Class B (b)	1,055	12,483

Skandinaviska Enskilda Banken AB, Class A	5,300	43,632

Skanska AB, Class B*	1,190	22,641

SKF AB, Class A	60	947

SKF AB, Class B	1,245	19,651

SSAB AB, Class A* (b)	780	1,874

SSAB AB, Class B*	1,975	4,565

Svenska Cellulosa AB SCA, Class A*	105	1,126

Svenska Cellulosa AB SCA, Class B*	2,000	21,213

Svenska Handelsbanken AB, Class A*	5,012	45,746

Svenska Handelsbanken AB, Class B* (b)	116	1,158

Swedbank AB, Class A	3,065	36,272

Swedish Match AB	560	34,606

Swedish Orphan Biovitrum AB*	600	11,495

Tele2 AB, Class B	1,640	21,147

Telefonaktiebolaget LM Ericsson, Class A	205	1,936

Telefonaktiebolaget LM Ericsson, Class B	8,655	73,941

Telia Co. AB (b)	8,615	29,954

Trelleborg AB, Class B*	810	10,314

Volvo AB, Class A	795	10,163

Volvo AB, Class B	5,400	69,199

		1,244,916

Switzerland — 10.4%

ABB Ltd. (Registered)	6,380	121,107

Adecco Group AG (Registered)	530	23,193

Alcon, Inc.*	1,610	84,971

Baloise Holding AG (Registered)	161	24,088

Barry Callebaut AG (Registered)	10	19,580

Chocoladefabriken Lindt & Spruengli AG	4	31,160

Cie Financiere Richemont SA (Registered)	1,720	97,582

Coca-Cola HBC AG	630	15,963

Credit Suisse Group AG (Registered)*	8,015	73,182

EMS-Chemie Holding AG (Registered)	25	16,167

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	79

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Switzerland — continued

Geberit AG (Registered)	130	58,136

Givaudan SA (Registered)	27	90,539

Glencore plc*	36,140	67,706

Julius Baer Group Ltd.*	735	28,867

Kuehne + Nagel International AG (Registered)	165	23,602

LafargeHolcim Ltd. (Registered)*	1,605	66,660

Lonza Group AG (Registered)*	250	109,166

Mediclinic International plc	1,575	5,121

Nestle SA (Registered)	9,835	1,041,626

Novartis AG (Registered)	8,431	719,489

Pargesa Holding SA	115	8,181

Partners Group Holding AG	65	51,223

Roche Holding AG	95	32,994

Roche Holding AG	2,322	804,103

Schindler Holding AG	135	30,045

Schindler Holding AG (Registered)	65	13,978

SGS SA (Registered)	19	42,858

Sika AG (Registered)	420	69,472

Sonova Holding AG (Registered)	179	32,330

STMicroelectronics NV	2,175	56,010

Straumann Holding AG (Registered)	37	28,151

Swatch Group AG (The)	100	20,066

Swatch Group AG (The) (Registered)	205	7,970

Swiss Life Holding AG (Registered)	110	39,009

Swiss Re AG	955	69,396

Swisscom AG (Registered)	83	43,126

Temenos AG (Registered)*	210	27,212

UBS Group AG (Registered)*	12,655	135,503

Vifor Pharma AG	145	21,754

Zurich Insurance Group AG	514	162,966

		4,414,252

United Arab Emirates — 0.0% (c)

NMC Health plc‡	300	—

United Kingdom — 13.3%

3i Group plc	3,210	31,535

Admiral Group plc	820	23,928

Aggreko plc	670	3,864

Ashtead Group plc	1,506	41,137

ASOS plc*	190	5,733

Associated British Foods plc	1,185	28,131

AstraZeneca plc	4,340	453,930

Auto Trader Group plc (a)	3,110	17,903

AVEVA Group plc	205	9,201

Aviva plc	13,000	39,314

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

Babcock International Group plc	1,475	7,813

BAE Systems plc	10,545	67,261

Barclays plc	53,220	71,065

Barratt Developments plc	3,355	21,872

Berkeley Group Holdings plc	420	22,047

BP plc	66,840	263,377

British American Tobacco plc	7,560	291,394

British Land Co. plc (The), REIT	3,115	15,890

BT Group plc	28,975	42,232

Bunzl plc	1,105	23,984

Burberry Group plc	1,350	23,441

Centrica plc	19,260	9,633

CK Hutchison Holdings Ltd.	9,000	66,710

CNH Industrial NV*	3,290	20,580

Coca-Cola European Partners plc	705	27,946

Compass Group plc	5,265	88,596

ConvaTec Group plc (a)	5,160	13,782

Croda International plc	435	26,674

DCC plc	340	24,177

Derwent London plc, REIT	355	13,871

Diageo plc	7,740	266,487

Direct Line Insurance Group plc	4,535	15,451

DS Smith plc	4,510	17,683

easyJet plc	885	6,704

Experian plc	3,050	91,593

Fiat Chrysler Automobiles NV	3,635	31,530

G4S plc	5,120	7,029

GlaxoSmithKline plc	16,500	344,233

GVC Holdings plc	1,905	18,082

Halma plc	1,255	32,994

Hammerson plc, REIT	2,550	2,259

Hargreaves Lansdown plc	910	16,466

Hiscox Ltd.	960	8,445

HSBC Holdings plc	68,170	350,391

Imperial Brands plc	3,180	66,902

Informa plc	4,303	23,769

InterContinental Hotels Group plc	615	28,015

Intertek Group plc	525	31,332

ITV plc	11,975	11,498

J Sainsbury plc	5,702	14,191

JD Sports Fashion plc	1,360	9,014

John Wood Group plc	2,230	5,647

Johnson Matthey plc	660	16,537

Kingfisher plc	7,045	13,976

Land Securities Group plc, REIT	2,485	20,723

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United Kingdom — continued

Legal & General Group plc	19,520	50,186

Lloyds Banking Group plc	231,855	93,810

London Stock Exchange Group plc	1,045	97,809

M&G plc	8,510	14,108

Marks & Spencer Group plc	6,445	7,509

Meggitt plc	2,551	8,933

Melrose Industries plc	16,060	20,073

Micro Focus International plc	1,190	7,055

Mondi plc	1,595	28,167

National Grid plc	12,390	145,195

Next plc	445	26,495

Ocado Group plc*	1,940	39,183

Pearson plc	2,575	14,849

Persimmon plc	1,045	28,953

Phoenix Group Holdings plc	1,740	13,204

Prudential plc	8,550	120,618

Reckitt Benckiser Group plc	2,440	203,251

RELX plc	6,650	150,036

Rentokil Initial plc	6,065	36,084

Rightmove plc	2,975	18,601

Rolls-Royce Holdings plc*	6,295	26,055

Royal Bank of Scotland Group plc	15,185	21,185

Royal Mail plc	3,295	6,876

RSA Insurance Group plc	3,390	15,364

Sage Group plc (The)	3,705	29,797

Schroders plc	435	14,529

Schroders plc (Non-Voting)	160	4,273

Segro plc, REIT	3,626	38,006

Severn Trent plc	790	23,706

Smith & Nephew plc	2,940	57,533

Smiths Group plc	1,300	20,241

Spirax-Sarco Engineering plc	250	27,360

SSE plc	3,410	53,487

St James’s Place plc	1,750	18,634

Standard Chartered plc	8,915	45,553

Standard Life Aberdeen plc	7,935	21,977

Subsea 7 SA*	785	4,309

Tate & Lyle plc	1,540	13,799

Taylor Wimpey plc	10,800	19,946

TechnipFMC plc	1,395	12,214

Tesco plc	32,100	94,946

Travis Perkins plc	835	10,903

Unilever NV	4,831	240,580

Unilever plc	3,860	198,760

United Utilities Group plc	2,245	25,413

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

Vodafone Group plc	88,540	124,901

Weir Group plc (The)	865	10,337

Whitbread plc	440	16,506

Wm Morrison Supermarkets plc	7,900	18,156

WPP plc	4,115	31,929

		5,619,366

United States — 0.3%

Carnival plc	610	8,406

Ferguson plc	775	55,879

James Hardie Industries plc, CHDI	1,600	22,969

QIAGEN NV*	750	31,232

		118,486

Total Common Stocks (Cost $43,242,829)		41,870,692

Rights — 0.0% (c)

Australia — 0.0% (c)

Flight Centre Travel Group Ltd., expiring 5/1/2020* (Cost $596)	109	261

Short-Term Investments — 2.3%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (d) (e) (Cost $49,618)	49,618	49,618

Investment of Cash Collateral from Securities Loaned — 2.2%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (d) (e) (Cost $941,191)	941,191	941,191

Total Short-Term Investments (Cost $990,809)		990,809

Total Investments — 101.3% (Cost $44,234,234)		42,861,762
Liabilities in Excess of Other Assets — (1.3)%		(536,833)

NET ASSETS — 100.0%		42,324,929

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	81

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

Summary of Investments by Industry, April 30, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	10.1%

Banks	7.3

Insurance	4.9

Food Products	4.1

Oil, Gas & Consumable Fuels	3.4

Chemicals	3.4

Automobiles	3.0

Machinery	2.9

Metals & Mining	2.5

Capital Markets	2.4

Textiles, Apparel & Luxury Goods	2.4

Personal Products	2.2

Health Care Equipment & Supplies	2.1

Electric Utilities	2.1

Diversified Telecommunication Services	2.0

Beverages	2.0

Real Estate Management & Development	2.0

Semiconductors & Semiconductor Equipment	1.8

Electronic Equipment, Instruments & Components	1.8

Wireless Telecommunication Services	1.7

Food & Staples Retailing	1.6

Professional Services	1.6

Electrical Equipment	1.6

Software	1.5

Equity Real Estate Investment Trusts (REITs)	1.5

IT Services	1.4

Trading Companies & Distributors	1.3

Household Durables	1.3

Road & Rail	1.3

Hotels, Restaurants & Leisure	1.2

INDUSTRY	PERCENTAGE

Industrial Conglomerates	1.2%

Biotechnology	1.1

Tobacco	1.1

Multi-Utilities	1.0

Household Products	1.0

Aerospace & Defense	1.0

Auto Components	1.0

Others (each less than 1.0%)	11.9

Short-Term Investments	2.3

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depository Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

(a)

   Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $884,884.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

MSCI EAFE E-Mini Index	5	06/2020	USD	409,400	39,386

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.5%

Air Freight & Logistics — 0.4%

SG Holdings Co. Ltd.	182,400	5,074,928

Yamato Holdings Co. Ltd.	308,400	5,382,710

		10,457,638

Airlines — 0.1%

ANA Holdings, Inc.* (a)	86,200	1,831,749

Japan Airlines Co. Ltd.	84,800	1,512,645

		3,344,394

Auto Components — 2.3%

Aisin Seiki Co. Ltd.	137,100	3,948,402

Bridgestone Corp.	466,400	14,517,779

Denso Corp.	390,100	13,712,696

JTEKT Corp.	184,100	1,348,632

Koito Manufacturing Co. Ltd.	96,600	3,638,708

NGK Spark Plug Co. Ltd.	131,600	1,970,342

NHK Spring Co. Ltd.	171,900	1,137,426

NOK Corp.	89,500	1,042,305

Stanley Electric Co. Ltd.	114,800	2,615,642

Sumitomo Electric Industries Ltd.	595,300	6,124,715

Sumitomo Rubber Industries Ltd.	143,100	1,389,006

Toyoda Gosei Co. Ltd.	55,500	1,033,701

Toyota Boshoku Corp.	66,800	833,985

Toyota Industries Corp.	153,900	7,746,346

Yokohama Rubber Co. Ltd. (The)	100,500	1,278,251

		62,337,936

Automobiles — 7.2%

Honda Motor Co. Ltd.	1,359,800	33,021,623

Isuzu Motors Ltd.	461,800	3,509,475

Mazda Motor Corp.	455,000	2,572,276

Mitsubishi Motors Corp.	517,400	1,466,253

Nissan Motor Co. Ltd.	1,807,100	6,150,989

Subaru Corp.	478,800	9,582,946

Suzuki Motor Corp.	346,700	11,065,024

Toyota Motor Corp.	1,960,800	121,230,112

Yamaha Motor Co. Ltd.	236,600	3,044,044

		191,642,742

Banks — 4.8%

Aozora Bank Ltd.	88,600	1,576,738

Bank of Kyoto Ltd. (The)	56,800	1,944,171

Chiba Bank Ltd. (The)	579,700	2,689,820

Chugoku Bank Ltd. (The)	146,300	1,347,133

Concordia Financial Group Ltd.	931,200	2,853,173

Fukuoka Financial Group, Inc.	143,800	2,054,407

Hachijuni Bank Ltd. (The)	386,500	1,380,135

INVESTMENTS	SHARES	VALUE($)

Banks — continued

Iyo Bank Ltd. (The)	239,200	1,281,451

Kansai Mirai Financial Group, Inc.	101,200	340,249

Kyushu Financial Group, Inc.	348,700	1,471,047

Mebuki Financial Group, Inc.	798,000	1,676,327

Mitsubishi UFJ Financial Group, Inc.	9,752,900	39,401,721

Mizuho Financial Group, Inc.	19,072,300	22,208,154

Resona Holdings, Inc.	1,654,400	5,166,751

Seven Bank Ltd.	548,500	1,486,882

Shinsei Bank Ltd.	149,500	1,803,408

Shizuoka Bank Ltd. (The)	431,900	2,622,160

Sumitomo Mitsui Financial Group, Inc.	1,031,400	27,122,961

Sumitomo Mitsui Trust Holdings, Inc.	281,100	8,184,717

Yamaguchi Financial Group, Inc.	198,300	1,068,698

		127,680,103

Beverages — 1.1%

Asahi Group Holdings Ltd.	344,400	11,842,307

Coca-Cola Bottlers Japan Holdings, Inc.	115,900	2,075,277

Kirin Holdings Co. Ltd.	685,300	13,225,089

Suntory Beverage & Food Ltd.	95,400	3,592,602

		30,735,275

Biotechnology — 0.1%

PeptiDream, Inc.*	73,400	2,737,721

Building Products — 1.5%

AGC, Inc.	170,700	4,209,491

Daikin Industries Ltd.	220,000	28,232,816

LIXIL Group Corp.	218,100	2,616,267

TOTO Ltd.	119,400	4,155,977

		39,214,551

Capital Markets — 1.0%

Daiwa Securities Group, Inc.	1,172,500	4,875,760

Japan Exchange Group, Inc.	402,100	7,479,236

Matsui Securities Co. Ltd.	81,000	591,237

Nomura Holdings, Inc.	2,492,900	10,344,583

SBI Holdings, Inc.	168,600	3,148,999

		26,439,815

Chemicals — 4.0%

Air Water, Inc.	162,600	2,192,127

Asahi Kasei Corp.	1,047,600	7,432,173

Daicel Corp.	236,600	1,920,584

DIC Corp.	61,800	1,435,151

JSR Corp.	149,100	2,804,728

Kaneka Corp.	50,900	1,316,543

Kansai Paint Co. Ltd.	194,300	3,690,646

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	83

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Chemicals — continued

Kuraray Co. Ltd.	267,800	2,678,953

Mitsubishi Chemical Holdings Corp.	1,059,900	6,024,045

Mitsubishi Gas Chemical Co., Inc.	158,600	1,942,983

Mitsui Chemicals, Inc.	145,600	2,858,571

Nippon Paint Holdings Co. Ltd.	148,800	8,599,965

Nippon Shokubai Co. Ltd.	26,300	1,242,052

Nissan Chemical Corp.	111,900	4,293,456

Nitto Denko Corp.	119,000	5,944,459

Shin-Etsu Chemical Co. Ltd.	287,800	31,744,938

Showa Denko KK	112,100	2,453,639

Sumitomo Chemical Co. Ltd.	1,237,100	3,794,435

Taiyo Nippon Sanso Corp.	160,200	2,484,820

Teijin Ltd.	148,300	2,365,050

Toray Industries, Inc.	1,223,800	5,610,768

Tosoh Corp.	243,700	2,978,439

Ube Industries Ltd.	75,800	1,271,121

		107,079,646

Commercial Services & Supplies — 1.0%

Dai Nippon Printing Co. Ltd.	226,200	4,769,229

Park24 Co. Ltd.	84,700	1,329,873

Secom Co. Ltd.	161,000	13,398,310

Sohgo Security Services Co. Ltd.	65,100	3,105,404

Toppan Printing Co. Ltd.	262,300	3,896,498

		26,499,314

Construction & Engineering — 0.8%

JGC Holdings Corp.	197,100	1,903,354

Kajima Corp.	376,800	3,915,243

Kinden Corp.	108,100	1,739,447

Obayashi Corp.	544,700	4,761,003

Shimizu Corp.	548,600	4,213,284

Taisei Corp.	168,500	5,252,499

		21,784,830

Construction Materials — 0.1%

Taiheiyo Cement Corp.	95,900	1,882,600

Consumer Finance — 0.2%

Acom Co. Ltd.	348,200	1,406,806

AEON Financial Service Co. Ltd.	80,500	837,140

Credit Saison Co. Ltd.	121,000	1,374,215

Hitachi Capital Corp.	38,400	742,678

Orient Corp.	452,600	517,682

		4,878,521

Containers & Packaging — 0.0% (b)

Toyo Seikan Group Holdings Ltd.	122,200	1,239,704

INVESTMENTS	SHARES	VALUE($)

Diversified Consumer Services — 0.1%

Benesse Holdings, Inc.	61,000	1,737,122

Diversified Financial Services — 0.6%

Mitsubishi UFJ Lease & Finance Co. Ltd.	401,100	1,915,268

ORIX Corp.	993,100	11,686,303

Tokyo Century Corp.	40,900	1,398,124

		14,999,695

Diversified Telecommunication Services — 0.8%

Nippon Telegraph & Telephone Corp.	966,900	22,019,829

Electric Utilities — 1.0%

Chubu Electric Power Co., Inc.	540,000	7,302,949

Chugoku Electric Power Co., Inc. (The) (a)	233,800	3,145,795

Kansai Electric Power Co., Inc. (The)	619,300	6,346,068

Kyushu Electric Power Co., Inc.	355,600	2,817,760

Shikoku Electric Power Co., Inc.	155,100	1,198,860

Tohoku Electric Power Co., Inc.	377,500	3,553,030

Tokyo Electric Power Co. Holdings, Inc.*	605,700	2,038,975

		26,403,437

Electrical Equipment — 1.8%

Fuji Electric Co. Ltd.	112,400	2,681,007

Furukawa Electric Co. Ltd.	52,900	995,717

Mabuchi Motor Co. Ltd.	44,900	1,390,333

Mitsubishi Electric Corp.	1,613,000	19,847,398

Nidec Corp.	411,900	23,978,383

		48,892,838

Electronic Equipment, Instruments & Components — 5.7%

Alps Alpine Co. Ltd.	164,500	1,696,707

Canon Marketing Japan, Inc.	40,900	787,191

Citizen Watch Co. Ltd.	236,500	834,690

Hamamatsu Photonics KK	111,700	4,882,321

Hirose Electric Co. Ltd.	25,000	2,744,923

Hitachi Ltd.	726,400	21,559,134

Ibiden Co. Ltd.	100,400	2,566,227

Keyence Corp.	140,400	50,124,505

Kyocera Corp.	263,400	14,073,569

Murata Manufacturing Co. Ltd.	482,000	27,159,259

Nippon Electric Glass Co. Ltd.	62,700	913,397

Omron Corp.	154,600	9,080,453

Shimadzu Corp.	206,300	5,137,671

TDK Corp.	97,200	8,379,381

Yokogawa Electric Corp.	179,200	2,442,562

		152,381,990

Entertainment — 2.0%

DeNA Co. Ltd.	80,700	993,425

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Entertainment — continued

GungHo Online Entertainment, Inc.	37,050	574,556

Konami Holdings Corp.	76,500	2,402,042

Nexon Co. Ltd.	351,200	5,670,472

Nintendo Co. Ltd.	89,100	36,791,557

Square Enix Holdings Co. Ltd.	66,200	2,713,277

Toho Co. Ltd.	106,400	3,484,351

		52,629,680

Equity Real Estate Investment Trusts (REITs) — 1.5%

Advance Residence Investment Corp.	1,039	3,187,920

Daiwa House REIT Investment Corp.	1,481	3,583,430

GLP J-REIT	2,861	3,688,528

Japan Prime Realty Investment Corp.	693	1,919,612

Japan Real Estate Investment Corp.	1,039	5,611,907

Japan Retail Fund Investment Corp.	1,964	2,141,204

Nippon Building Fund, Inc.	1,060	6,321,034

Nippon Prologis REIT, Inc.	1,760	4,872,200

Nomura Real Estate Master Fund, Inc.	3,416	3,884,727

Orix JREIT, Inc.	2,068	2,472,276

United Urban Investment Corp.	2,368	2,375,699

		40,058,537

Food & Staples Retailing — 1.9%

Aeon Co. Ltd.	653,700	13,160,017

Cosmos Pharmaceutical Corp.	8,200	2,195,055

FamilyMart Co. Ltd.	190,900	3,237,211

Lawson, Inc.	37,700	1,959,628

Matsumotokiyoshi Holdings Co. Ltd.	68,900	2,371,444

Seven & i Holdings Co. Ltd.	599,100	19,840,426

Sundrug Co. Ltd.	50,900	1,742,738

Tsuruha Holdings, Inc.	26,900	3,606,836

Welcia Holdings Co. Ltd.	38,600	2,802,297

		50,915,652

Food Products — 1.9%

Ajinomoto Co., Inc.	411,600	7,330,918

Calbee, Inc.	84,300	2,550,714

Ezaki Glico Co. Ltd.	43,200	1,897,345

Kewpie Corp.	89,900	1,785,246

Kikkoman Corp.	145,300	6,676,538

MEIJI Holdings Co. Ltd.	108,900	7,563,516

NH Foods Ltd.	77,300	2,743,843

Nisshin Seifun Group, Inc.	196,300	3,050,125

Nissin Foods Holdings Co. Ltd.	63,200	5,195,262

Toyo Suisan Kaisha Ltd.	76,600	3,683,453

Yakult Honsha Co. Ltd.	120,500	6,999,933

INVESTMENTS	SHARES	VALUE($)

Food Products — continued

Yamazaki Baking Co. Ltd.	135,500	2,396,189

		51,873,082

Gas Utilities — 0.6%

Osaka Gas Co. Ltd.	312,000	5,810,006

Toho Gas Co. Ltd.	74,500	3,660,533

Tokyo Gas Co. Ltd.	292,000	6,408,209

		15,878,748

Health Care Equipment & Supplies — 2.7%

Asahi Intecc Co. Ltd.	195,300	5,173,742

Hoya Corp.	284,100	25,908,030

Olympus Corp.	976,600	15,495,584

Sysmex Corp.	123,900	8,559,909

Terumo Corp.	525,000	17,420,874

		72,558,139

Health Care Providers & Services — 0.3%

Alfresa Holdings Corp.	159,500	3,180,648

Medipal Holdings Corp.	166,900	3,219,695

Suzuken Co. Ltd.	61,300	2,362,406

		8,762,749

Health Care Technology — 0.4%

M3, Inc.	320,600	11,571,734

Hotels, Restaurants & Leisure — 0.9%

McDonald’s Holdings Co. Japan Ltd.	49,700	2,430,124

Oriental Land Co. Ltd.	169,200	21,394,545

		23,824,669

Household Durables — 3.8%

Casio Computer Co. Ltd.	174,700	2,757,088

Haseko Corp.	200,800	2,180,006

Iida Group Holdings Co. Ltd.	134,800	1,790,478

Nikon Corp.	301,300	2,802,639

Panasonic Corp.	1,750,500	13,344,046

Rinnai Corp.	29,000	2,196,620

Sekisui Chemical Co. Ltd.	342,100	4,335,809

Sekisui House Ltd.	487,900	8,369,784

Sharp Corp.*	155,200	1,708,454

Sony Corp.	955,900	61,516,097

		101,001,021

Household Products — 0.8%

Lion Corp.	224,300	4,715,305

Pigeon Corp.	91,200	3,247,620

Unicharm Corp.	331,300	12,209,576

		20,172,501

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	85

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Independent Power and Renewable Electricity Producers — 0.1%

Electric Power Development Co. Ltd.	130,400	2,609,843

Industrial Conglomerates — 0.4%

Keihan Holdings Co. Ltd.	80,500	3,618,129

Toshiba Corp.	320,800	7,955,126

		11,573,255

Insurance — 2.7%

Dai-ichi Life Holdings, Inc.	898,500	11,260,208

Japan Post Holdings Co. Ltd.	1,113,300	8,905,167

MS&AD Insurance Group Holdings, Inc.	369,200	10,636,685

Sompo Holdings, Inc.	279,900	9,078,701

Sony Financial Holdings, Inc.	114,100	2,162,955

T&D Holdings, Inc.	449,500	3,885,373

Tokio Marine Holdings, Inc.	533,200	25,015,475

		70,944,564

Interactive Media & Services — 0.4%

Kakaku.com, Inc.	99,000	2,020,130

LINE Corp.*	41,700	2,039,781

Z Holdings Corp.	1,992,300	7,688,937

		11,748,848

Internet & Direct Marketing Retail — 0.3%

Mercari, Inc.*	70,200	1,772,642

Rakuten, Inc.	614,400	5,209,641

ZOZO, Inc.	147,100	2,373,539

		9,355,822

IT Services — 2.1%

Fujitsu Ltd.	143,300	13,921,375

GMO Payment Gateway, Inc.	31,100	2,772,544

Itochu Techno-Solutions Corp.	72,100	2,202,985

NEC Corp.	195,400	7,498,437

Nomura Research Institute Ltd.	292,800	7,168,044

NTT Data Corp.	486,100	4,960,251

Obic Co. Ltd.	50,400	7,563,101

Otsuka Corp.	82,500	3,735,410

SCSK Corp.	38,300	1,733,818

TIS, Inc.	177,600	3,386,723

		54,942,688

Leisure Products — 1.0%

Bandai Namco Holdings, Inc.	166,600	8,324,409

Sankyo Co. Ltd.	36,100	991,180

Sega Sammy Holdings, Inc.	133,800	1,620,697

Shimano, Inc.	64,000	9,430,765

Yamaha Corp.	126,900	5,122,357

		25,489,408

INVESTMENTS	SHARES	VALUE($)

Machinery — 5.1%

Amada Co. Ltd.	276,600	2,500,200

Daifuku Co. Ltd.	95,300	6,669,167

FANUC Corp.	145,800	23,796,508

Harmonic Drive Systems, Inc. (a)	30,900	1,427,547

Hino Motors Ltd.	213,600	1,270,648

Hitachi Construction Machinery Co. Ltd.	78,100	1,832,400

Hoshizaki Corp.	41,400	3,154,963

IHI Corp.	115,900	1,436,540

Kawasaki Heavy Industries Ltd.	125,200	1,891,780

Komatsu Ltd.	729,300	13,799,036

Kubota Corp.	869,400	10,796,815

Kurita Water Industries Ltd.	80,600	2,248,650

Makita Corp.	209,900	6,834,855

MINEBEA MITSUMI, Inc.	320,300	5,207,819

MISUMI Group, Inc.	212,700	5,052,341

Mitsubishi Heavy Industries Ltd.	254,000	6,513,483

Nabtesco Corp.	93,700	2,681,258

NGK Insulators Ltd.	208,700	2,730,385

NSK Ltd.	364,600	2,523,632

SMC Corp.	50,800	22,962,750

Sumitomo Heavy Industries Ltd.	91,300	1,924,073

THK Co. Ltd.	91,600	2,189,682

Yaskawa Electric Corp.	200,100	6,524,202

		135,968,734

Marine — 0.1%

Mitsui OSK Lines Ltd.	90,400	1,567,958

Nippon Yusen KK	128,500	1,691,513

		3,259,471

Media — 0.4%

CyberAgent, Inc.	76,000	3,190,935

Dentsu Group, Inc.	185,100	3,865,602

Fuji Media Holdings, Inc.	37,300	370,521

Hakuhodo DY Holdings, Inc.	227,700	2,522,456

Nippon Television Holdings, Inc.	39,600	442,343

Tokyo Broadcasting System Holdings, Inc.	26,300	406,622

		10,798,479

Metals & Mining — 0.8%

Daido Steel Co. Ltd.	28,900	954,440

Hitachi Metals Ltd.	151,100	1,455,959

JFE Holdings, Inc.	434,200	2,881,368

Kobe Steel Ltd.*	269,200	900,366

Maruichi Steel Tube Ltd.	59,900	1,346,845

Mitsubishi Materials Corp.	98,600	2,019,561

Nippon Steel Corp.	712,500	5,994,711

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Metals & Mining — continued

Sumitomo Metal Mining Co. Ltd.	205,400	5,119,194

Yamato Kogyo Co. Ltd.	36,100	708,452

		21,380,896

Multiline Retail — 0.8%

Isetan Mitsukoshi Holdings Ltd.	299,000	1,818,948

Izumi Co. Ltd.	33,900	992,337

J Front Retailing Co. Ltd.	205,300	1,674,847

Marui Group Co. Ltd.	167,800	2,746,705

Pan Pacific International Holdings Corp.	451,500	8,747,224

Ryohin Keikaku Co. Ltd.	198,000	2,356,498

Seria Co. Ltd.	34,100	1,108,262

Takashimaya Co. Ltd.	136,900	1,237,189

		20,682,010

Oil, Gas & Consumable Fuels — 0.7%

Idemitsu Kosan Co. Ltd.	187,852	4,268,563

Inpex Corp.	809,900	5,227,982

JXTG Holdings, Inc.	2,426,400	8,602,463

		18,099,008

Paper & Forest Products — 0.1%

Oji Holdings Corp.	764,400	3,881,237

Personal Products — 2.0%

Kao Corp.	362,300	27,939,252

Kobayashi Pharmaceutical Co. Ltd.	41,900	3,884,032

Kose Corp.	25,600	3,200,318

Pola Orbis Holdings, Inc.	64,000	1,142,107

Shiseido Co. Ltd.	300,700	17,679,128

		53,844,837

Pharmaceuticals — 7.1%

Astellas Pharma, Inc.	1,347,700	22,289,814

Chugai Pharmaceutical Co. Ltd.	159,700	19,036,515

Daiichi Sankyo Co. Ltd.	458,200	31,497,246

Eisai Co. Ltd.	222,400	15,525,956

Hisamitsu Pharmaceutical Co., Inc.	64,400	3,034,240

Kyowa Kirin Co. Ltd.	191,300	4,440,008

Nippon Shinyaku Co. Ltd.	46,000	3,230,292

Ono Pharmaceutical Co. Ltd.	376,500	9,070,754

Otsuka Holdings Co. Ltd.	418,400	16,444,822

Santen Pharmaceutical Co. Ltd.	300,600	5,321,109

Shionogi & Co. Ltd.	218,900	12,089,305

Sumitomo Dainippon Pharma Co. Ltd.	129,600	1,793,098

Taisho Pharmaceutical Holdings Co. Ltd.	40,900	2,555,280

Takeda Pharmaceutical Co. Ltd.	1,184,000	42,696,761

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — continued

Tsumura & Co.	51,700	1,430,143

		190,455,343

Professional Services — 1.5%

Nihon M&A Center, Inc.	105,900	3,454,713

Persol Holdings Co. Ltd.	140,500	1,615,858

Recruit Holdings Co. Ltd.	1,197,200	34,923,757

		39,994,328

Real Estate Management & Development — 2.6%

Aeon Mall Co. Ltd.	80,500	1,011,941

Daito Trust Construction Co. Ltd.	56,900	5,410,362

Daiwa House Industry Co. Ltd.	500,400	12,680,301

Hulic Co. Ltd.	373,000	3,688,955

Mitsubishi Estate Co. Ltd.	1,043,200	16,877,029

Mitsui Fudosan Co. Ltd.	735,700	13,527,282

Nomura Real Estate Holdings, Inc.	89,600	1,456,919

Sumitomo Realty & Development Co. Ltd.	357,100	9,564,049

Tokyo Tatemono Co. Ltd.	165,400	1,860,189

Tokyu Fudosan Holdings Corp.	454,800	2,224,982

		68,302,009

Road & Rail — 4.2%

Central Japan Railway Co.	154,800	24,358,470

East Japan Railway Co.	283,800	20,723,071

Hankyu Hanshin Holdings, Inc.	190,700	6,524,388

Keikyu Corp.	206,600	3,395,608

Keio Corp.	91,500	5,175,929

Keisei Electric Railway Co. Ltd.	129,300	3,900,246

Kintetsu Group Holdings Co. Ltd.	143,500	6,855,074

Kyushu Railway Co.	119,900	3,225,686

Nagoya Railroad Co. Ltd.	147,400	4,218,025

Nankai Electric Railway Co. Ltd.	84,900	1,895,320

Nippon Express Co. Ltd.	66,900	3,267,539

Odakyu Electric Railway Co. Ltd.	255,800	5,640,987

Seibu Holdings, Inc.	211,800	2,540,998

Tobu Railway Co. Ltd.	159,200	5,400,073

Tokyu Corp.	426,200	6,415,151

West Japan Railway Co.	143,900	8,892,679

		112,429,244

Semiconductors & Semiconductor Equipment — 1.9%

Advantest Corp.	149,600	7,258,809

Disco Corp.	21,800	4,868,251

Renesas Electronics Corp.*	779,800	4,117,678

Rohm Co. Ltd.	71,000	4,488,890

SUMCO Corp.	192,800	2,744,912

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	87

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Semiconductors & Semiconductor Equipment — continued

Tokyo Electron Ltd.	124,100	26,430,944

		49,909,484

Software — 0.3%

Oracle Corp.	24,900	2,563,405

Trend Micro, Inc.	91,600	4,647,038

		7,210,443

Specialty Retail — 1.7%

ABC-Mart, Inc.	23,700	1,204,403

Fast Retailing Co. Ltd.	48,900	23,190,680

Hikari Tsushin, Inc.	15,500	2,999,719

K’s Holdings Corp.	157,300	1,713,717

Nitori Holdings Co. Ltd.	63,500	9,733,009

Shimamura Co. Ltd.	18,800	1,185,272

USS Co. Ltd.	164,500	2,604,833

Workman Co. Ltd.	17,500	1,107,317

Yamada Denki Co. Ltd.	537,900	2,550,804

		46,289,754

Technology Hardware, Storage & Peripherals — 1.6%

Brother Industries Ltd.	196,700	3,333,770

Canon, Inc.	811,500	17,070,012

FUJIFILM Holdings Corp.	309,300	14,732,751

Konica Minolta, Inc.	377,300	1,460,008

Ricoh Co. Ltd.	556,100	3,790,650

Seiko Epson Corp.	239,600	2,720,796

		43,107,987

Textiles, Apparel & Luxury Goods — 0.0% (b)

Asics Corp. (a)	140,600	1,333,221

Tobacco — 0.6%

Japan Tobacco, Inc.	841,300	15,667,576

Trading Companies & Distributors — 3.5%

ITOCHU Corp.	1,190,300	23,335,969

Marubeni Corp.	1,305,500	6,287,080

Mitsubishi Corp.	1,194,200	25,326,583

Mitsui & Co. Ltd.	1,309,000	18,271,472

MonotaRO Co. Ltd.	103,400	3,322,387

Sojitz Corp.	843,800	1,952,839

Sumitomo Corp.	939,600	10,628,937

Toyota Tsusho Corp.	177,800	4,232,390

		93,357,657

Transportation Infrastructure — 0.2%

Japan Airport Terminal Co. Ltd. (a)	54,400	2,206,046

Kamigumi Co. Ltd.	89,600	1,577,450

INVESTMENTS	SHARES	VALUE($)

Transportation Infrastructure — continued

Mitsubishi Logistics Corp.	61,700	1,362,286

		5,145,782

Wireless Telecommunication Services — 4.9%

KDDI Corp.	1,203,300	34,852,735

NTT DOCOMO, Inc.	901,900	26,580,096

Softbank Corp.	1,222,400	16,646,616

SoftBank Group Corp.	1,240,200	53,158,245

		131,237,692

Total Common Stocks (Cost $2,983,385,013)		2,632,655,833

Short-Term Investments — 0.2%

Investment of Cash Collateral from Securities Loaned — 0.2%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (c) (d)	3,006,803	3,007,404

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (c) (d)	2,109,360	2,109,360

Total Investment of Cash Collateral from Securities Loaned (Cost $5,114,464)		5,116,764

Total Investments — 98.7% (Cost $2,988,499,477)		2,637,772,597

Other Assets Less Liabilities — 1.3%		33,500,507

NET ASSETS — 100.0%		2,671,273,104

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $4,773,254.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
TOPIX Index	286	06/2020	JPY	38,736,523	721,788

Abbreviations

JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	89

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%

Aerospace & Defense — 1.8%

Boeing Co. (The)	2,708	381,882

General Dynamics Corp.	1,186	154,915

HEICO Corp.	204	17,870

HEICO Corp., Class A	364	26,328

Howmet Aerospace, Inc.	1,963	25,657

Huntington Ingalls Industries, Inc.	206	39,431

L3Harris Technologies, Inc.	1,121	217,138

Lockheed Martin Corp.	1,259	489,827

Northrop Grumman Corp.	793	262,221

Raytheon Technologies Corp.	7,438	482,057

Spirit AeroSystems Holdings, Inc., Class A	532	11,789

Teledyne Technologies, Inc.*	187	60,900

Textron, Inc.	1,158	30,525

TransDigm Group, Inc.	252	91,496

		2,292,036

Air Freight & Logistics — 0.5%

CH Robinson Worldwide, Inc.	685	48,567

Expeditors International of Washington, Inc.	865	61,938

FedEx Corp.	1,217	154,279

United Parcel Service, Inc., Class B	3,549	335,948

XPO Logistics, Inc.* (a)	470	31,368

		632,100

Airlines — 0.2%

Alaska Air Group, Inc.	631	20,520

American Airlines Group, Inc. (a)	1,974	23,708

Delta Air Lines, Inc.	2,915	75,528

Southwest Airlines Co.	2,400	75,000

United Airlines Holdings, Inc.*	1,264	37,389

		232,145

Auto Components — 0.1%

Aptiv plc	1,292	89,858

Autoliv, Inc. (Sweden)	397	23,828

BorgWarner, Inc.	1,045	29,856

Lear Corp.	281	27,440

		170,982

Automobiles — 0.6%

Ford Motor Co.	19,733	100,441

General Motors Co.	6,371	142,010

Harley-Davidson, Inc.	782	17,071

Tesla, Inc.*	723	565,299

		824,821

Banks — 3.8%

Bank of America Corp.	41,020	986,531

INVESTMENTS	SHARES	VALUE($)

Banks — continued

CIT Group, Inc.	485	9,205

Citigroup, Inc.	11,063	537,219

Citizens Financial Group, Inc.	2,203	49,325

Comerica, Inc.	732	25,517

East West Bancorp, Inc.	738	25,882

Fifth Third Bancorp	3,594	67,172

First Republic Bank	852	88,855

Huntington Bancshares, Inc.	5,234	48,362

JPMorgan Chase & Co. (b)	15,891	1,521,722

KeyCorp	4,991	58,145

M&T Bank Corp.	671	75,206

PNC Financial Services Group, Inc. (The)	2,219	236,701

Regions Financial Corp.	4,889	52,557

SVB Financial Group*	260	50,224

Truist Financial Corp.	6,797	253,664

US Bancorp	7,202	262,873

Wells Fargo & Co.	19,502	566,533

Zions Bancorp NA	873	27,596

		4,943,289

Beverages — 1.7%

Brown-Forman Corp., Class A	289	16,392

Brown-Forman Corp., Class B	927	57,659

Coca-Cola Co. (The)	19,540	896,691

Constellation Brands, Inc., Class A	847	139,492

Keurig Dr Pepper, Inc.	1,363	36,065

Molson Coors Beverage Co., Class B	950	38,960

Monster Beverage Corp.*	1,932	119,417

PepsiCo, Inc.	7,065	934,629

		2,239,305

Biotechnology — 2.5%

AbbVie, Inc.	7,494	616,007

Alexion Pharmaceuticals, Inc.*	1,123	120,689

Alnylam Pharmaceuticals, Inc.*	563	74,147

Amgen, Inc.	3,009	719,813

Biogen, Inc.*	916	271,896

BioMarin Pharmaceutical, Inc.*	912	83,922

Exact Sciences Corp.*	707	55,839

Gilead Sciences, Inc.	6,411	538,524

Incyte Corp.*	904	88,285

Neurocrine Biosciences, Inc.*	465	45,635

Regeneron Pharmaceuticals, Inc.*	404	212,455

Seattle Genetics, Inc.*	585	80,280

Vertex Pharmaceuticals, Inc.*	1,305	327,816

		3,235,308

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Building Products — 0.3%

Allegion plc	474	47,656

Fortune Brands Home & Security, Inc.	704	33,933

Johnson Controls International plc	3,911	113,849

Lennox International, Inc. (a)	181	33,789

Masco Corp.	1,438	59,016

Owens Corning	550	23,848

Trane Technologies plc	1,215	106,215

		418,306

Capital Markets — 2.8%

Affiliated Managers Group, Inc.	249	17,420

Ameriprise Financial, Inc.	642	73,792

Apollo Global Management, Inc.	1,021	41,340

Bank of New York Mellon Corp. (The)	4,254	159,695

BlackRock, Inc.	597	299,718

Blackstone Group, Inc. (The), Class A	3,340	174,482

Charles Schwab Corp. (The)	5,792	218,474

CME Group, Inc.	1,816	323,629

E*TRADE Financial Corp.	1,143	46,417

Franklin Resources, Inc.	1,416	26,677

Goldman Sachs Group, Inc. (The)	1,615	296,223

Intercontinental Exchange, Inc.	2,823	252,517

Invesco Ltd.	1,884	16,240

KKR & Co., Inc., Class A	2,790	70,336

MarketAxess Holdings, Inc.	194	88,272

Moody’s Corp.	824	200,974

Morgan Stanley	5,899	232,598

MSCI, Inc.	431	140,937

Nasdaq, Inc.	584	64,047

Northern Trust Corp.	1,075	85,097

Raymond James Financial, Inc.	631	41,596

S&P Global, Inc.	1,237	362,293

SEI Investments Co.	639	32,563

State Street Corp.	1,844	116,246

T. Rowe Price Group, Inc.	1,183	136,790

TD Ameritrade Holding Corp.	1,341	52,661

		3,571,034

Chemicals — 1.7%

Air Products & Chemicals, Inc.	1,118	252,198

Albemarle Corp.	538	33,049

Ashland Global Holdings, Inc.	304	18,754

Axalta Coating Systems Ltd.*	1,060	20,924

Celanese Corp.	610	50,673

CF Industries Holdings, Inc.	1,100	30,250

Corteva, Inc.	3,791	99,286

Dow, Inc.	3,759	137,918

INVESTMENTS	SHARES	VALUE($)

Chemicals — continued

DuPont de Nemours, Inc.	3,755	176,560

Eastman Chemical Co.	689	41,691

Ecolab, Inc.	1,271	245,939

FMC Corp.	655	60,195

International Flavors & Fragrances, Inc.	541	70,887

Linde plc (United Kingdom)	2,724	501,189

LyondellBasell Industries NV, Class A	1,303	75,509

Mosaic Co. (The)	1,771	20,384

PPG Industries, Inc.	1,196	108,633

Sherwin-Williams Co. (The)	414	222,057

Westlake Chemical Corp.	187	8,125

WR Grace & Co.	289	13,650

		2,187,871

Commercial Services & Supplies — 0.4%

Cintas Corp.	427	94,721

Copart, Inc.*	1,036	82,994

Republic Services, Inc.	1,072	83,980

Rollins, Inc.	715	28,600

Stericycle, Inc.*	460	22,448

Waste Management, Inc.	1,976	197,640

		510,383

Communications Equipment — 0.9%

Arista Networks, Inc.*	278	60,965

Cisco Systems, Inc.	21,497	911,043

F5 Networks, Inc.*	307	42,753

Juniper Networks, Inc.	1,698	36,677

Motorola Solutions, Inc.	869	124,971

Ubiquiti, Inc.	61	9,884

		1,186,293

Construction & Engineering — 0.1%

Jacobs Engineering Group, Inc.	687	56,849

Quanta Services, Inc.	728	26,470

		83,319

Construction Materials — 0.1%

Martin Marietta Materials, Inc.	315	59,922

Vulcan Materials Co.	673	76,029

		135,951

Consumer Finance — 0.5%

Ally Financial, Inc.	1,925	31,551

American Express Co.	3,398	310,067

Capital One Financial Corp.	2,359	152,769

Discover Financial Services	1,587	68,193

Santander Consumer USA Holdings, Inc.	501	7,811

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	91

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Consumer Finance — continued

Synchrony Financial	2,858	56,560

		626,951

Containers & Packaging — 0.3%

Amcor plc	8,207	73,617

Avery Dennison Corp.	426	47,026

Ball Corp.	1,660	108,879

Crown Holdings, Inc.*	687	44,250

International Paper Co.	1,989	68,123

Packaging Corp. of America	485	46,875

Sealed Air Corp.	783	22,386

WestRock Co.	1,314	42,298

		453,454

Distributors — 0.1%

Genuine Parts Co.	736	58,350

LKQ Corp.*	1,560	40,794

		99,144

Diversified Consumer Services — 0.0% (c)

H&R Block, Inc.	989	16,467

Diversified Financial Services — 1.5%

Berkshire Hathaway, Inc., Class B*	9,910	1,856,738

Equitable Holdings, Inc.	2,116	38,765

Jefferies Financial Group, Inc.	1,213	16,642

Voya Financial, Inc.	684	30,896

		1,943,041

Diversified Telecommunication Services — 1.8%

AT&T, Inc.	37,013	1,127,786

CenturyLink, Inc.	4,970	52,782

Verizon Communications, Inc.	20,958	1,204,037

		2,384,605

Electric Utilities — 2.0%

Alliant Energy Corp.	1,220	59,231

American Electric Power Co., Inc.	2,503	208,024

Avangrid, Inc. (a)	288	12,384

Duke Energy Corp.	3,693	312,650

Edison International	1,817	106,676

Entergy Corp.	1,011	96,561

Evergy, Inc.	1,157	67,604

Eversource Energy	1,639	132,267

Exelon Corp.	4,924	182,582

FirstEnergy Corp.	2,738	112,997

NextEra Energy, Inc.	2,474	571,791

NRG Energy, Inc.	1,275	42,751

OGE Energy Corp.	1,021	32,182

INVESTMENTS	SHARES	VALUE($)

Electric Utilities — continued

Pinnacle West Capital Corp.	572	44,038

PPL Corp.	3,889	98,858

Southern Co. (The)	5,312	301,350

Xcel Energy, Inc.	2,656	168,815

		2,550,761

Electrical Equipment — 0.5%

Acuity Brands, Inc.	200	17,318

AMETEK, Inc.	1,160	97,289

Eaton Corp. plc	2,096	175,016

Emerson Electric Co.	3,087	176,052

Hubbell, Inc.	279	34,716

Rockwell Automation, Inc.	586	111,035

Sensata Technologies Holding plc*	803	29,213

		640,639

Electronic Equipment, Instruments & Components — 0.6%

Amphenol Corp., Class A	1,504	132,743

CDW Corp.	731	80,995

Cognex Corp.	874	48,280

Corning, Inc.	3,895	85,729

Flex Ltd.*	2,577	25,151

IPG Photonics Corp.*	183	23,667

Keysight Technologies, Inc.*	949	91,835

TE Connectivity Ltd.	1,696	124,588

Trimble, Inc.*	1,267	43,876

Zebra Technologies Corp., Class A*	277	63,616

		720,480

Energy Equipment & Services — 0.2%

Baker Hughes Co.	3,292	45,923

Halliburton Co.	4,449	46,715

Helmerich & Payne, Inc.	549	10,854

National Oilwell Varco, Inc.	1,956	24,724

Schlumberger Ltd.	7,014	117,975

		246,191

Entertainment — 1.9%

Activision Blizzard, Inc.	3,891	247,973

Electronic Arts, Inc.*	1,479	168,991

Live Nation Entertainment, Inc.* (a)	716	32,127

Netflix, Inc.*	2,219	931,647

Roku, Inc.*	462	56,008

Take-Two Interactive Software, Inc.*	575	69,604

Walt Disney Co. (The)	9,131	987,518

		2,493,868

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — 3.0%

Alexandria Real Estate Equities, Inc.	623	97,867

American Tower Corp.	2,245	534,310

AvalonBay Communities, Inc. (a)	706	115,043

Boston Properties, Inc.	731	71,039

Camden Property Trust	491	43,242

Crown Castle International Corp.	2,107	335,919

Digital Realty Trust, Inc.	1,331	198,971

Duke Realty Corp.	1,862	64,611

Equinix, Inc.	433	292,362

Equity LifeStyle Properties, Inc.	926	55,847

Equity Residential (a)	1,768	115,026

Essex Property Trust, Inc.	336	82,018

Extra Space Storage, Inc.	655	57,797

Federal Realty Investment Trust	355	29,561

Healthpeak Properties, Inc.	2,507	65,533

Host Hotels & Resorts, Inc.	3,633	44,722

Invitation Homes, Inc.	2,729	64,541

Iron Mountain, Inc.	1,462	35,351

Kimco Realty Corp.	2,141	23,358

Macerich Co. (The)	557	4,161

Mid-America Apartment Communities, Inc.	583	65,249

Prologis, Inc.	3,739	333,631

Public Storage	759	140,757

Realty Income Corp.	1,735	95,286

Regency Centers Corp.	848	37,236

SBA Communications Corp.	573	166,124

Simon Property Group, Inc.	1,560	104,161

SL Green Realty Corp.	411	21,804

Sun Communities, Inc.	473	63,571

UDR, Inc.	1,484	55,605

Ventas, Inc.	1,891	61,174

VEREIT, Inc.	5,408	29,636

VICI Properties, Inc.	2,337	40,711

Vornado Realty Trust	801	35,100

Welltower, Inc.	2,056	105,329

Weyerhaeuser Co.	3,775	82,559

WP Carey, Inc.	877	57,689

		3,826,901

Food & Staples Retailing — 1.5%

Costco Wholesale Corp.	2,240	678,720

Kroger Co. (The)	4,064	128,463

Sysco Corp.	2,589	145,683

Walgreens Boots Alliance, Inc.	3,797	164,372

Walmart, Inc.	7,189	873,823

		1,991,061

INVESTMENTS	SHARES	VALUE($)

Food Products — 1.2%

Archer-Daniels-Midland Co.	2,823	104,846

Bunge Ltd.	726	28,800

Campbell Soup Co.	854	42,683

Conagra Brands, Inc.	2,465	82,430

General Mills, Inc.	3,061	183,323

Hershey Co. (The)	750	99,322

Hormel Foods Corp.	1,414	66,246

Ingredion, Inc.	341	27,689

JM Smucker Co. (The)	579	66,533

Kellogg Co.	1,267	82,989

Kraft Heinz Co. (The)	3,154	95,661

Lamb Weston Holdings, Inc.	740	45,406

McCormick & Co., Inc. (Non-Voting)	627	98,339

Mondelez International, Inc., Class A	7,296	375,306

Tyson Foods, Inc., Class A	1,494	92,912

		1,492,485

Gas Utilities — 0.1%

Atmos Energy Corp.	603	61,488

National Fuel Gas Co.	439	17,999

UGI Corp.	1,061	32,021

		111,508

Health Care Equipment & Supplies — 3.7%

Abbott Laboratories	8,956	824,758

ABIOMED, Inc.*	232	44,370

Align Technology, Inc.*	362	77,776

Baxter International, Inc.	2,588	229,763

Becton Dickinson and Co.	1,371	346,219

Boston Scientific Corp.*	7,062	264,684

Cooper Cos., Inc. (The)	251	71,962

Danaher Corp.	3,239	529,447

Dentsply Sirona, Inc.	1,127	47,830

DexCom, Inc.*	460	154,192

Edwards Lifesciences Corp.*	1,059	230,332

Hologic, Inc.*	1,365	68,386

IDEXX Laboratories, Inc.*	435	120,756

Intuitive Surgical, Inc.*	586	299,376

Medtronic plc	6,793	663,200

ResMed, Inc.	731	113,539

STERIS plc	431	61,417

Stryker Corp.	1,630	303,881

Teleflex, Inc.	236	79,154

Varian Medical Systems, Inc.*	459	52,500

Zimmer Biomet Holdings, Inc.	1,041	124,608

		4,708,150

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	93

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Health Care Providers & Services — 2.9%

AmerisourceBergen Corp.	764	68,500

Anthem, Inc.	1,284	360,457

Cardinal Health, Inc.	1,481	73,280

Centene Corp.*	2,957	196,877

Cigna Corp.	1,894	370,807

CVS Health Corp.	6,590	405,615

DaVita, Inc.*	453	35,792

HCA Healthcare, Inc.	1,339	147,129

Henry Schein, Inc.*	743	40,538

Humana, Inc.	673	256,965

Laboratory Corp. of America Holdings*	492	80,909

McKesson Corp.	820	115,825

Quest Diagnostics, Inc.	684	75,315

UnitedHealth Group, Inc.	4,801	1,404,149

Universal Health Services, Inc., Class B	406	42,910

		3,675,068

Health Care Technology — 0.2%

Cerner Corp.	1,590	110,330

Veeva Systems, Inc., Class A*	669	127,645

		237,975

Hotels, Restaurants & Leisure — 1.6%

Aramark	1,268	34,629

Carnival Corp. (a)	2,359	37,508

Chipotle Mexican Grill, Inc.*	133	116,847

Darden Restaurants, Inc.	629	46,414

Domino’s Pizza, Inc.	196	70,938

Hilton Worldwide Holdings, Inc.	1,429	108,190

Las Vegas Sands Corp.	1,713	82,258

Marriott International, Inc., Class A (a)	1,375	125,043

McDonald’s Corp.	3,816	715,729

MGM Resorts International	2,608	43,893

Norwegian Cruise Line Holdings Ltd.* (a)	1,078	17,679

Royal Caribbean Cruises Ltd. (a)	876	40,971

Starbucks Corp.	5,984	459,152

Vail Resorts, Inc.	204	34,884

Wyndham Destinations, Inc.	458	11,711

Wynn Resorts Ltd. (a)	490	41,910

Yum! Brands, Inc.	1,531	132,324

		2,120,080

Household Durables — 0.3%

DR Horton, Inc.	1,706	80,557

Garmin Ltd.	733	59,490

Lennar Corp., Class A	1,418	70,999

Lennar Corp., Class B	89	3,396

INVESTMENTS	SHARES	VALUE($)

Household Durables — continued

Mohawk Industries, Inc.*	301	26,404

Newell Brands, Inc.	1,929	26,775

NVR, Inc.*	16	49,600

PulteGroup, Inc.	1,289	36,440

Whirlpool Corp.	318	35,533

		389,194

Household Products — 1.7%

Church & Dwight Co., Inc.	1,242	86,927

Clorox Co. (The)	636	118,576

Colgate-Palmolive Co.	4,344	305,253

Kimberly-Clark Corp.	1,735	240,263

Procter & Gamble Co. (The)	12,637	1,489,523

		2,240,542

Independent Power and Renewable Electricity Producers — 0.1%

AES Corp. (The)	3,365	44,586

Vistra Energy Corp.	2,271	44,376

		88,962

Industrial Conglomerates — 1.1%

3M Co.	2,912	442,391

General Electric Co.	44,253	300,920

Honeywell International, Inc.	3,621	513,820

Roper Technologies, Inc.	529	180,405

		1,437,536

Insurance — 2.0%

Aflac, Inc.	3,720	138,533

Alleghany Corp.	71	37,893

Allstate Corp. (The)	1,640	166,821

American Financial Group, Inc.	386	25,569

American International Group, Inc.	4,408	112,095

Aon plc	1,186	204,787

Arch Capital Group Ltd.*	2,054	49,358

Arthur J Gallagher & Co.	944	74,104

Brighthouse Financial, Inc.*	552	14,192

Chubb Ltd.	2,297	248,099

Cincinnati Financial Corp.	771	50,732

Everest Re Group Ltd.	206	35,665

Fidelity National Financial, Inc.	1,392	37,654

Globe Life, Inc.	504	41,499

Hartford Financial Services Group, Inc. (The)	1,825	69,332

Lincoln National Corp.	1,003	35,576

Loews Corp.	1,294	44,850

Markel Corp.*	68	58,877

Marsh & McLennan Cos., Inc.	2,556	248,775

MetLife, Inc.	3,962	142,949

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Insurance — continued

Principal Financial Group, Inc.	1,315	47,879

Progressive Corp. (The)	2,961	228,885

Prudential Financial, Inc.	2,039	127,172

Reinsurance Group of America, Inc.	315	32,974

Travelers Cos., Inc. (The)	1,309	132,484

Unum Group	1,044	18,218

Willis Towers Watson plc	650	115,889

WR Berkley Corp.	735	39,690

		2,580,551

Interactive Media & Services — 5.3%

Alphabet, Inc., Class A*	1,518	2,044,291

Alphabet, Inc., Class C*	1,515	2,043,220

Facebook, Inc., Class A*	12,194	2,496,234

InterActive Corp.*	365	81,570

Snap, Inc., Class A*	3,979	70,070

TripAdvisor, Inc.	535	10,684

Twitter, Inc.*	3,933	112,798

		6,858,867

Internet & Direct Marketing Retail — 4.6%

Amazon.com, Inc.*	2,110	5,220,140

Booking Holdings, Inc.*	211	312,400

eBay, Inc.	3,875	154,341

Expedia Group, Inc.	706	50,112

MercadoLibre, Inc. (Argentina)*	232	135,374

Qurate Retail, Inc., Series A*	1,959	15,780

		5,888,147

IT Services — 5.6%

Accenture plc, Class A	3,219	596,127

Akamai Technologies, Inc.*	820	80,122

Alliance Data Systems Corp.	207	10,364

Automatic Data Processing, Inc.	2,194	321,838

Broadridge Financial Solutions, Inc.	584	67,744

Cognizant Technology Solutions Corp., Class A	2,776	161,064

DXC Technology Co.	1,295	23,478

Fidelity National Information Services, Inc.	3,116	410,969

Fiserv, Inc.*	2,894	298,256

FleetCor Technologies, Inc.*	440	106,150

Gartner, Inc.*	452	53,702

Global Payments, Inc.	1,523	252,848

GoDaddy, Inc., Class A*	896	62,209

International Business Machines Corp.	4,489	563,639

Jack Henry & Associates, Inc.	391	63,948

Leidos Holdings, Inc.	675	66,697

Mastercard, Inc., Class A	4,499	1,237,090

INVESTMENTS	SHARES	VALUE($)

IT Services — continued

Okta, Inc.*	575	86,998

Paychex, Inc.	1,614	110,591

PayPal Holdings, Inc.*	5,948	731,604

Sabre Corp.	1,387	10,083

Square, Inc., Class A*	1,734	112,953

Twilio, Inc., Class A* (a)	634	71,198

VeriSign, Inc.*	526	110,192

Visa, Inc., Class A	8,674	1,550,217

Western Union Co. (The)	2,123	40,486

		7,200,567

Leisure Products — 0.1%

Hasbro, Inc.	644	46,503

Mattel, Inc.* (a)	1,759	15,338

Polaris, Inc. (a)	293	20,783

		82,624

Life Sciences Tools & Services — 1.1%

Agilent Technologies, Inc.	1,568	120,203

Avantor, Inc.*	1,130	18,995

Bio-Rad Laboratories, Inc., Class A*	109	47,971

Illumina, Inc.*	744	237,358

IQVIA Holdings, Inc.*	916	130,613

Mettler-Toledo International, Inc.*	121	87,113

PerkinElmer, Inc.	561	50,787

Thermo Fisher Scientific, Inc.	2,030	679,400

Waters Corp.*	329	61,523

		1,433,963

Machinery — 1.3%

Caterpillar, Inc.	2,800	325,864

Cummins, Inc.	777	127,040

Deere & Co.	1,597	231,661

Donaldson Co., Inc.	641	28,095

Dover Corp.	736	68,926

Flowserve Corp.	661	18,620

Fortive Corp.	1,499	95,936

IDEX Corp. (a)	389	59,762

Illinois Tool Works, Inc.	1,481	240,663

PACCAR, Inc.	1,757	121,637

Parker-Hannifin Corp.	650	102,778

Pentair plc	850	29,402

Snap-on, Inc.	281	36,611

Stanley Black & Decker, Inc.	772	85,074

Westinghouse Air Brake Technologies Corp.	926	52,245

Xylem, Inc.	915	65,789

		1,690,103

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	95

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Media — 1.4%

Altice USA, Inc., Class A*	1,566	40,669

Charter Communications, Inc., Class A*	794	393,213

Comcast Corp., Class A	23,002	865,565

Discovery, Inc., Class A*	800	17,936

Discovery, Inc., Class C*	1,706	34,819

DISH Network Corp., Class A*	1,295	32,394

Fox Corp., Class A	1,804	46,670

Fox Corp., Class B	827	21,138

Interpublic Group of Cos., Inc. (The)	1,964	33,349

Liberty Broadband Corp., Class A*	121	14,522

Liberty Broadband Corp., Class C* (a)	775	95,077

Liberty Media Corp.-Liberty SiriusXM, Class A*	432	14,563

Liberty Media Corp.-Liberty SiriusXM, Class C*	742	25,280

News Corp., Class A	1,968	19,503

News Corp., Class B	619	6,326

Omnicom Group, Inc.	1,101	62,790

Sirius XM Holdings, Inc. (a)	6,949	41,069

ViacomCBS, Inc. (a)	2,739	47,275

		1,812,158

Metals & Mining — 0.3%

Freeport-McMoRan, Inc.	7,352	64,918

Newmont Corp.	4,156	247,199

Nucor Corp.	1,535	63,227

Southern Copper Corp. (Peru)	436	14,144

Steel Dynamics, Inc.	1,091	26,478

		415,966

Mortgage Real Estate Investment Trusts (REITs) — 0.1%

AGNC Investment Corp.	2,741	34,043

Annaly Capital Management, Inc.	7,247	45,294

		79,337

Multiline Retail — 0.5%

Dollar General Corp.	1,289	225,961

Dollar Tree, Inc.*	1,197	95,365

Kohl’s Corp.	793	14,639

Macy’s, Inc. (a)	1,566	9,177

Nordstrom, Inc. (a)	542	10,179

Target Corp.	2,566	281,593

		636,914

Multi-Utilities — 1.0%

Ameren Corp.	1,245	90,574

CenterPoint Energy, Inc.	2,545	43,342

CMS Energy Corp.	1,437	82,038

Consolidated Edison, Inc.	1,683	132,621

Dominion Energy, Inc. (a)	4,170	321,632

INVESTMENTS	SHARES	VALUE($)

Multi-Utilities — continued

DTE Energy Co.	976	101,250

NiSource, Inc.	1,894	47,558

Public Service Enterprise Group, Inc.	2,561	129,868

Sempra Energy	1,428	176,858

WEC Energy Group, Inc.	1,600	144,880

		1,270,621

Oil, Gas & Consumable Fuels — 2.8%

Apache Corp.	1,906	24,930

Cabot Oil & Gas Corp.	2,066	44,667

Cheniere Energy, Inc.*	1,175	54,861

Chevron Corp.	9,579	881,268

Cimarex Energy Co.	514	13,066

Concho Resources, Inc.	1,023	58,025

ConocoPhillips	5,558	233,992

Continental Resources, Inc. (a)	437	7,162

Devon Energy Corp.	1,961	24,454

Diamondback Energy, Inc.	825	35,920

EOG Resources, Inc.	2,947	140,012

Exxon Mobil Corp.	21,437	996,177

Hess Corp.	1,317	64,059

HollyFrontier Corp.	751	24,813

Kinder Morgan, Inc.	9,868	150,290

Marathon Oil Corp.	4,054	24,810

Marathon Petroleum Corp.	3,290	105,543

Noble Energy, Inc. (a)	2,422	23,760

Occidental Petroleum Corp.	4,525	75,115

ONEOK, Inc.	2,099	62,823

Phillips 66	2,252	164,779

Pioneer Natural Resources Co.	839	74,931

Targa Resources Corp.	1,179	15,280

Valero Energy Corp.	2,079	131,705

Williams Cos., Inc. (The)	6,140	118,932

		3,551,374

Personal Products — 0.2%

Coty, Inc., Class A	1,499	8,170

Estee Lauder Cos., Inc. (The), Class A	1,128	198,979

Herbalife Nutrition Ltd.*	481	17,965

		225,114

Pharmaceuticals — 4.9%

Allergan plc	1,664	311,734

Bristol-Myers Squibb Co.	11,877	722,240

Elanco Animal Health, Inc.*	2,005	49,544

Eli Lilly & Co.	4,280	661,859

Jazz Pharmaceuticals plc*	290	31,972

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Pharmaceuticals — continued

Johnson & Johnson	13,335	2,000,783

Merck & Co., Inc.	12,900	1,023,486

Mylan NV*	2,614	43,837

Perrigo Co. plc (a)	689	36,724

Pfizer, Inc.	28,041	1,075,653

Zoetis, Inc.	2,412	311,896

		6,269,728

Professional Services — 0.5%

CoStar Group, Inc.*	187	121,225

Equifax, Inc.	611	84,868

IHS Markit Ltd.	2,030	136,619

ManpowerGroup, Inc.	298	22,123

Nielsen Holdings plc	1,807	26,617

TransUnion	952	75,008

Verisk Analytics, Inc.	831	127,002

		593,462

Real Estate Management & Development — 0.1%

CBRE Group, Inc., Class A*	1,698	72,895

Road & Rail — 1.0%

CSX Corp.	3,939	260,880

JB Hunt Transport Services, Inc.	437	44,189

Kansas City Southern	501	65,406

Lyft, Inc., Class A* (a)	1,030	33,815

Norfolk Southern Corp.	1,321	226,023

Old Dominion Freight Line, Inc.	486	70,611

Uber Technologies, Inc.*	1,037	31,390

Union Pacific Corp.	3,518	562,141

		1,294,455

Semiconductors & Semiconductor Equipment — 4.4%

Advanced Micro Devices, Inc.*	5,927	310,515

Analog Devices, Inc.	1,866	204,514

Applied Materials, Inc.	4,679	232,453

Broadcom, Inc.	2,010	545,956

Intel Corp.	22,042	1,322,079

KLA Corp.	798	130,944

Lam Research Corp.	735	187,631

Marvell Technology Group Ltd.	3,380	90,381

Maxim Integrated Products, Inc.	1,371	75,377

Microchip Technology, Inc. (a)	1,217	106,767

Micron Technology, Inc.*	5,608	268,567

NVIDIA Corp.	3,100	906,068

Qorvo, Inc.*	589	57,740

QUALCOMM, Inc.	5,785	455,106

Skyworks Solutions, Inc.	866	89,960

INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued

Texas Instruments, Inc.	4,738	549,940

Xilinx, Inc.	1,274	111,348

		5,645,346

Software — 8.8%

Adobe, Inc.*	2,453	867,479

ANSYS, Inc.*	434	113,634

Autodesk, Inc.*	1,116	208,837

Cadence Design Systems, Inc.*	1,422	115,367

CDK Global, Inc.	617	24,236

Citrix Systems, Inc.	583	84,541

DocuSign, Inc.*	635	66,516

Fortinet, Inc.*	721	77,681

Intuit, Inc.	1,319	355,879

Microsoft Corp.	38,656	6,927,542

NortonLifeLock, Inc.	2,904	61,768

Oracle Corp.	10,977	581,452

Palo Alto Networks, Inc.*	496	97,469

Paycom Software, Inc.*	248	64,733

PTC, Inc.*	533	36,910

RingCentral, Inc., Class A*	382	87,298

salesforce.com, Inc.*	4,496	728,127

ServiceNow, Inc.*	954	335,369

Splunk, Inc.*	782	109,762

SS&C Technologies Holdings, Inc.	1,120	61,779

Synopsys, Inc.*	764	120,040

VMware, Inc., Class A*	399	52,476

Workday, Inc., Class A*	831	127,891

		11,306,786

Specialty Retail — 2.2%

Advance Auto Parts, Inc.	350	42,319

AutoZone, Inc.*	119	121,418

Best Buy Co., Inc.	1,156	88,700

Burlington Stores, Inc.*	339	61,932

CarMax, Inc.*	833	61,350

Foot Locker, Inc.	542	13,891

Gap, Inc. (The)	1,078	8,753

Home Depot, Inc. (The)	5,528	1,215,220

L Brands, Inc.	1,177	13,995

Lowe’s Cos., Inc.	3,883	406,744

O’Reilly Automotive, Inc.* (a)	384	148,355

Ross Stores, Inc.	1,831	167,280

Tiffany & Co.	546	69,069

TJX Cos., Inc. (The)	6,143	301,314

Tractor Supply Co.	599	60,757

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	97

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Specialty Retail — continued

Ulta Beauty, Inc.*	292	63,633

		2,844,730

Technology Hardware, Storage & Peripherals — 5.2%

Apple, Inc.	21,164	6,217,983

Dell Technologies, Inc., Class C*	786	33,554

Hewlett Packard Enterprise Co.	6,558	65,974

HP, Inc.	7,508	116,449

NetApp, Inc.	1,158	50,686

Seagate Technology plc	1,173	58,591

Western Digital Corp.	1,512	69,673

Xerox Holdings Corp.	941	17,211

		6,630,121

Textiles, Apparel & Luxury Goods — 0.7%

Capri Holdings Ltd.* (a)	776	11,834

Hanesbrands, Inc. (a)	1,831	18,200

Lululemon Athletica, Inc.*	606	135,429

NIKE, Inc., Class B	6,314	550,455

PVH Corp.	384	18,904

Ralph Lauren Corp.	251	18,519

Tapestry, Inc.	1,396	20,772

Under Armour, Inc., Class A*	952	9,920

Under Armour, Inc., Class C*	985	9,131

VF Corp.	1,661	96,504

		889,668

Thrifts & Mortgage Finance — 0.0% (c)

New York Community Bancorp, Inc.	2,367	25,706

Tobacco — 0.7%

Altria Group, Inc.	9,465	371,501

Philip Morris International, Inc.	7,884	588,147

		959,648

Trading Companies & Distributors — 0.2%

Fastenal Co.	2,905	105,219

United Rentals, Inc.*	382	49,087

Watsco, Inc.	164	26,402

WW Grainger, Inc.	219	60,352

		241,060

Water Utilities — 0.1%

American Water Works Co., Inc.	917	111,590

Wireless Telecommunication Services — 0.1%

T-Mobile US, Inc.*	1,928	169,278

Total Common Stocks (Cost $127,213,354)		127,938,985

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.3%

Investment Companies — 0.4%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (d) (e) (Cost $476,771)	476,771	476,771

Investment of Cash Collateral from Securities Loaned — 0.9%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (d) (e) (Cost $1,196,285)	1,196,285	1,196,285

Total Short-Term Investments (Cost $1,673,056)		1,673,056

Total Investments — 100.8% (Cost $128,886,410)		129,612,041

Liabilities in Excess of Other Assets — (0.8)%		(1,024,325)

NET ASSETS — 100.0%		128,587,716

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $1,128,274.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts
S&P 500 Mic E-mini Index	43	06/2020	USD	623,769	72,197

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	99

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%

Aerospace & Defense — 1.3%

Axon Enterprise, Inc.*	172	12,506

BWX Technologies, Inc.	277	14,698

Curtiss-Wright Corp.	124	12,852

Hexcel Corp.	244	8,440

Mercury Systems, Inc.*	161	14,355

Moog, Inc., Class A	94	4,651

		67,502

Airlines — 0.3%

Allegiant Travel Co.	38	2,982

JetBlue Airways Corp.*	839	8,172

Spirit Airlines, Inc.*	196	2,944

		14,098

Auto Components — 0.6%

Adient plc*	252	3,775

Dana, Inc.	412	4,738

Gentex Corp.	735	17,816

Visteon Corp.*	80	4,824

		31,153

Automobiles — 0.2%

Thor Industries, Inc.	160	10,592

Banks — 5.7%

Associated Banc-Corp.	460	6,504

Bank of Hawaii Corp.	116	7,909

Bank OZK	348	7,872

BankUnited, Inc.	276	5,467

BOK Financial Corp.	92	4,765

Commerce Bancshares, Inc.	300	18,357

Cullen/Frost Bankers, Inc.	164	11,785

First Citizens BancShares, Inc., Class A	24	9,168

First Financial Bankshares, Inc.	395	11,001

First Hawaiian, Inc.	381	6,702

First Horizon National Corp.	905	8,217

FNB Corp.	936	7,572

Glacier Bancorp, Inc.	248	9,444

Hancock Whitney Corp.	252	5,269

Home BancShares, Inc.	448	6,868

IBERIABANK Corp.	152	6,302

Investors Bancorp, Inc.	576	5,363

PacWest Bancorp	344	6,963

People’s United Financial, Inc.	1,291	16,383

Pinnacle Financial Partners, Inc.	208	8,372

Popular, Inc. (Puerto Rico)	256	9,879

Prosperity Bancshares, Inc.	274	16,421

Signature Bank	157	16,827

INVESTMENTS	SHARES	VALUE($)

Banks — continued

Sterling Bancorp	587	7,238

Synovus Financial Corp.	426	8,950

TCF Financial Corp.	446	13,242

Texas Capital Bancshares, Inc.*	144	4,000

UMB Financial Corp.	126	6,406

Umpqua Holdings Corp.	640	8,016

United Bankshares, Inc.	295	8,838

Valley National Bancorp	1,139	9,522

Webster Financial Corp.	268	7,571

Western Alliance Bancorp	272	9,759

Wintrust Financial Corp.	166	6,955

		303,907

Beverages — 0.3%

Boston Beer Co., Inc. (The), Class A*	27	12,596

National Beverage Corp.*	34	1,708

		14,304

Biotechnology — 3.7%

ACADIA Pharmaceuticals, Inc.*	327	15,797

Agios Pharmaceuticals, Inc.*	171	7,035

Bluebird Bio, Inc.*	160	8,621

Exelixis, Inc.*	883	21,806

FibroGen, Inc.*	227	8,374

Immunomedics, Inc.*	577	17,529

Intercept Pharmaceuticals, Inc.*	73	5,980

Ionis Pharmaceuticals, Inc.*	372	20,657

Ligand Pharmaceuticals, Inc.*	48	4,731

Moderna, Inc.*	648	29,802

Myriad Genetics, Inc.*	212	3,278

Sage Therapeutics, Inc.*	151	5,886

Sarepta Therapeutics, Inc.*	206	24,283

Ultragenyx Pharmaceutical, Inc.*	158	9,548

United Therapeutics Corp.*	128	14,024

		197,351

Building Products — 0.9%

AO Smith Corp.	398	16,867

Armstrong World Industries, Inc.	141	10,868

JELD-WEN Holding, Inc.*	192	2,439

Trex Co., Inc.*	170	16,187

		46,361

Capital Markets — 2.2%

Artisan Partners Asset Management, Inc., Class A	152	4,475

BGC Partners, Inc., Class A	800	2,476

Eaton Vance Corp.	327	12,001

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Capital Markets — continued

Evercore, Inc., Class A	114	5,882

FactSet Research Systems, Inc.	110	30,250

Federated Hermes, Inc., Class B	276	6,284

Janus Henderson Group plc (United Kingdom)	448	8,019

Legg Mason, Inc.	236	11,760

LPL Financial Holdings, Inc.	235	14,152

Morningstar, Inc.	60	9,358

Stifel Financial Corp.	199	8,812

Waddell & Reed Financial, Inc., Class A	204	2,968

		116,437

Chemicals — 1.9%

Cabot Corp.	164	5,558

Element Solutions, Inc.*	636	6,519

Huntsman Corp.	583	9,800

Ingevity Corp.*	122	6,334

NewMarket Corp.	21	8,640

Olin Corp.	460	6,141

PolyOne Corp.	260	6,056

RPM International, Inc.	377	25,037

Scotts Miracle-Gro Co. (The)	115	14,264

Sensient Technologies Corp.	122	5,830

Valvoline, Inc.	548	9,420

		103,599

Commercial Services & Supplies — 1.4%

ADT, Inc.	300	1,719

Brink’s Co. (The)	144	7,361

Cimpress plc (Ireland)*	72	5,241

Clean Harbors, Inc.*	148	7,908

Deluxe Corp.	120	3,380

Healthcare Services Group, Inc.	215	5,480

IAA, Inc.*	388	14,977

KAR Auction Services, Inc.	372	5,573

MSA Safety, Inc.	104	11,703

Tetra Tech, Inc.	159	11,970

		75,312

Communications Equipment — 1.3%

Ciena Corp.*	450	20,812

CommScope Holding Co., Inc.*	560	6,166

EchoStar Corp., Class A*	132	4,165

Lumentum Holdings, Inc.*	224	18,124

NetScout Systems, Inc.*	191	5,058

ViaSat, Inc.*	167	7,081

Viavi Solutions, Inc.*	668	8,069

		69,475

INVESTMENTS	SHARES	VALUE($)

Construction & Engineering — 0.8%

AECOM*	457	16,571

Dycom Industries, Inc.*	92	2,999

EMCOR Group, Inc.	162	10,292

MasTec, Inc.*	175	6,283

Valmont Industries, Inc.	63	7,386

		43,531

Construction Materials — 0.1%

Eagle Materials, Inc.	120	7,321

Consumer Finance — 0.9%

Credit Acceptance Corp.*	40	12,463

FirstCash, Inc.	124	8,908

Green Dot Corp., Class A*	136	4,148

LendingTree, Inc.*	22	5,486

OneMain Holdings, Inc.	220	5,326

PRA Group, Inc.*	132	3,662

SLM Corp.	1,227	10,233

		50,226

Containers & Packaging — 1.3%

AptarGroup, Inc.	186	19,917

Berry Global Group, Inc.*	384	15,279

Graphic Packaging Holding Co.	844	11,267

O-I Glass, Inc.	448	3,692

Silgan Holdings, Inc.	224	7,728

Sonoco Products Co.	291	14,213

		72,096

Distributors — 0.5%

Pool Corp.	116	24,553

Diversified Consumer Services — 1.9%

Adtalem Global Education, Inc.*	156	4,956

Bright Horizons Family Solutions, Inc.*	169	19,680

Chegg, Inc.*	334	14,278

frontdoor, Inc.*	246	9,523

Graham Holdings Co., Class B	13	5,070

Grand Canyon Education, Inc.*	140	12,043

Service Corp. International	531	19,509

ServiceMaster Global Holdings, Inc.*	392	13,348

WW International, Inc.*	132	3,367

		101,774

Diversified Telecommunication Services — 0.3%

GCI Liberty, Inc., Class A*	277	16,850

Electric Utilities — 1.0%

ALLETE, Inc.	150	8,634

Hawaiian Electric Industries, Inc.	317	12,512

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	101

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Electric Utilities — continued

IDACORP, Inc.	146	13,400

PNM Resources, Inc.	232	9,394

Portland General Electric Co.	260	12,165

		56,105

Electrical Equipment — 0.8%

EnerSys	122	7,123

Generac Holdings, Inc.*	182	17,734

GrafTech International Ltd.	164	1,332

nVent Electric plc	452	8,430

Regal Beloit Corp.	118	8,379

		42,998

Electronic Equipment, Instruments & Components — 2.5%

Anixter International, Inc.*	88	8,172

Arrow Electronics, Inc.*	236	14,849

Avnet, Inc.	292	8,766

Belden, Inc.	112	3,829

Coherent, Inc.*	70	8,951

Dolby Laboratories, Inc., Class A	186	11,165

FLIR Systems, Inc.	390	16,926

Jabil, Inc.	404	11,490

Littelfuse, Inc.	72	10,457

National Instruments Corp.	343	13,178

SYNNEX Corp.	119	10,420

Tech Data Corp.*	103	14,486

		132,689

Energy Equipment & Services — 0.1%

Dril-Quip, Inc.*	104	3,446

Patterson-UTI Energy, Inc.	560	2,066

		5,512

Entertainment — 0.7%

Cinemark Holdings, Inc.	308	4,398

Lions Gate Entertainment Corp., Class A*	160	1,143

Lions Gate Entertainment Corp., Class B*	312	2,084

Madison Square Garden Co. (The), Class A*	50	8,566

Zynga, Inc., Class A*	2,750	20,735

		36,926

Equity Real Estate Investment Trusts (REITs) — 10.4%

American Campus Communities, Inc.	399	14,081

American Homes 4 Rent, Class A	741	17,888

Americold Realty Trust	557	17,039

Apartment Investment & Management Co., Class A	433	16,311

Apple Hospitality REIT, Inc.	604	5,847

Brixmor Property Group, Inc.	866	9,916

INVESTMENTS	SHARES	VALUE($)

Equity Real Estate Investment Trusts (REITs) — continued

Colony Capital, Inc.	1,400	3,234

Columbia Property Trust, Inc.	336	4,801

CoreCivic, Inc.	344	4,513

CoreSite Realty Corp.	110	13,331

Cousins Properties, Inc.	427	12,883

CubeSmart	563	14,188

CyrusOne, Inc.	329	23,079

Diversified Healthcare Trust	684	2,127

Douglas Emmett, Inc.	479	14,605

EastGroup Properties, Inc.	112	11,872

EPR Properties	228	6,708

Equity Commonwealth	352	11,950

First Industrial Realty Trust, Inc.	367	13,862

Gaming and Leisure Properties, Inc.	593	16,746

GEO Group, Inc. (The)	348	4,413

Healthcare Realty Trust, Inc.	389	11,433

Healthcare Trust of America, Inc., Class A	602	14,827

Highwoods Properties, Inc.	302	11,721

Hudson Pacific Properties, Inc.	448	11,012

JBG SMITH Properties	343	11,645

Kilroy Realty Corp.	284	17,682

Lamar Advertising Co., Class A	250	14,412

Life Storage, Inc.	136	11,912

Medical Properties Trust, Inc.	1,504	25,779

National Health Investors, Inc.	128	7,048

National Retail Properties, Inc.	499	16,287

Omega Healthcare Investors, Inc.	635	18,510

Outfront Media, Inc.	412	6,464

Paramount Group, Inc.	580	5,597

Park Hotels & Resorts, Inc.	688	6,543

Pebblebrook Hotel Trust	376	4,452

Piedmont Office Realty Trust, Inc., Class A	366	6,350

PS Business Parks, Inc.	58	7,487

Rayonier, Inc.	376	9,035

Retail Properties of America, Inc., Class A	616	3,819

Rexford Industrial Realty, Inc.	322	13,112

RLJ Lodging Trust	492	4,571

Ryman Hospitality Properties, Inc.	156	5,513

Sabra Health Care REIT, Inc.	592	7,589

Service Properties Trust	472	3,271

SITE Centers Corp.	428	2,594

Spirit Realty Capital, Inc.	288	8,859

STAG Industrial, Inc.	432	11,340

STORE Capital Corp.	621	12,463

Sunstone Hotel Investors, Inc.	648	5,955

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — continued

Tanger Factory Outlet Centers, Inc. (a)	268	2,015

Taubman Centers, Inc.	178	7,672

Uniti Group, Inc.	556	3,925

Weingarten Realty Investors	348	6,330

		556,618

Food & Staples Retailing — 1.2%

BJ’s Wholesale Club Holdings, Inc.*	355	9,340

Casey’s General Stores, Inc.	107	16,201

Performance Food Group Co.*	380	11,153

PriceSmart, Inc.	64	4,067

Sprouts Farmers Market, Inc.*	340	7,065

US Foods Holding Corp.*	638	13,717

		61,543

Food Products — 1.4%

Beyond Meat, Inc.*	32	3,168

Darling Ingredients, Inc.*	476	9,801

Flowers Foods, Inc.	556	12,388

Fresh Del Monte Produce, Inc.	88	2,509

Hain Celestial Group, Inc. (The)*	232	5,995

Lancaster Colony Corp.	58	7,808

Pilgrim’s Pride Corp.*	152	3,344

Post Holdings, Inc.*	193	17,727

Seaboard Corp.	1	3,011

TreeHouse Foods, Inc.*	162	8,380

		74,131

Gas Utilities — 0.8%

New Jersey Resources Corp.	276	9,323

ONE Gas, Inc.	153	12,196

Southwest Gas Holdings, Inc.	159	12,052

Spire, Inc.	148	10,798

		44,369

Health Care Equipment & Supplies — 4.7%

Cantel Medical Corp.	108	3,996

Envista Holdings Corp.*	461	8,976

Globus Medical, Inc., Class A*	224	10,631

Haemonetics Corp.*	147	16,726

Hill-Rom Holdings, Inc.	194	21,823

ICU Medical, Inc.*	56	12,281

Inogen, Inc.*	52	2,600

Insulet Corp.*	180	35,950

Integra LifeSciences Holdings Corp.*	206	10,516

LivaNova plc*	140	7,437

Masimo Corp.*	143	30,589

INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — continued

Novocure Ltd.*	224	14,739

NuVasive, Inc.*	150	9,132

Penumbra, Inc.*	93	16,491

West Pharmaceutical Services, Inc.	215	40,691

Wright Medical Group NV*	367	10,687

		253,265

Health Care Providers & Services — 2.5%

Acadia Healthcare Co., Inc.*	256	6,147

Amedisys, Inc.*	94	17,311

Brookdale Senior Living, Inc.*	532	1,920

Chemed Corp.	47	19,579

Encompass Health Corp.	287	19,014

Guardant Health, Inc.*	117	9,004

HealthEquity, Inc.*	206	11,592

MEDNAX, Inc.*	244	3,543

Molina Healthcare, Inc.*	182	29,842

Patterson Cos., Inc.	248	4,533

Premier, Inc., Class A*	192	6,367

Tenet Healthcare Corp.*	300	6,054

		134,906

Health Care Technology — 0.6%

Teladoc Health, Inc.*	210	34,564

Hotels, Restaurants & Leisure — 2.4%

Bloomin’ Brands, Inc.	248	2,988

Boyd Gaming Corp.	232	3,872

Brinker International, Inc.	108	2,514

Choice Hotels International, Inc.	92	6,905

Churchill Downs, Inc.	103	10,323

Cracker Barrel Old Country Store, Inc.	70	6,818

Dunkin’ Brands Group, Inc.	240	15,082

Extended Stay America, Inc.	531	5,772

Hilton Grand Vacations, Inc.*	248	5,109

Hyatt Hotels Corp., Class A	106	5,964

Jack in the Box, Inc.	68	4,100

Marriott Vacations Worldwide Corp.	109	9,047

Planet Fitness, Inc., Class A*	238	14,359

Scientific Games Corp.*	156	1,967

Six Flags Entertainment Corp.	224	4,482

Texas Roadhouse, Inc.	190	8,947

Wendy’s Co. (The)	535	10,625

Wyndham Hotels & Resorts, Inc.	275	10,370

		129,244

Household Durables — 0.5%

Leggett & Platt, Inc.	383	13,455

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	103

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Household Durables — continued

Tempur Sealy International, Inc.*	132	7,095

Toll Brothers, Inc.	348	8,359

		28,909

Household Products — 0.2%

Energizer Holdings, Inc.	187	7,285

Spectrum Brands Holdings, Inc.	127	5,469

		12,754

Independent Power and Renewable Electricity Producers — 0.2%

Clearway Energy, Inc.	92	1,720

Ormat Technologies, Inc.	148	9,237

		10,957

Industrial Conglomerates — 0.4%

Carlisle Cos., Inc.	165	19,958

Insurance — 3.9%

American National Insurance Co.	28	2,254

Assurant, Inc.	176	18,698

Assured Guaranty Ltd.	276	8,206

Athene Holding Ltd., Class A*	343	9,261

Axis Capital Holdings Ltd.	244	8,931

Brown & Brown, Inc.	680	24,419

CNO Financial Group, Inc.	436	6,130

Enstar Group Ltd. (Bermuda)*	44	6,363

Erie Indemnity Co., Class A	54	9,615

First American Financial Corp.	327	15,081

Hanover Insurance Group, Inc. (The)	115	11,544

Kemper Corp.	182	12,234

Mercury General Corp.	78	3,195

Old Republic International Corp.	829	13,223

Primerica, Inc.	120	12,469

ProAssurance Corp.	156	3,337

RenaissanceRe Holdings Ltd. (Bermuda)	128	18,689

RLI Corp.	116	8,448

Selective Insurance Group, Inc.	172	8,622

White Mountains Insurance Group Ltd.	9	8,757

		209,476

Interactive Media & Services — 0.9%

Cargurus, Inc.*	204	4,668

Match Group, Inc.* (a)	157	12,083

Pinterest, Inc., Class A*	296	6,115

Yelp, Inc.*	184	4,112

Zillow Group, Inc., Class A*	100	4,354

Zillow Group, Inc., Class C*	365	16,045

		47,377

INVESTMENTS	SHARES	VALUE($)

Internet & Direct Marketing Retail — 1.2%

Etsy, Inc.*	344	22,315

Grubhub, Inc.*	266	12,712

Stamps.com, Inc.*	48	7,597

Wayfair, Inc., Class A*	191	23,692

		66,316

IT Services — 4.2%

Black Knight, Inc.*	435	30,698

Booz Allen Hamilton Holding Corp.	408	29,964

CACI International, Inc., Class A*	73	18,260

Conduent, Inc.*	476	1,200

EPAM Systems, Inc.*	160	35,342

Euronet Worldwide, Inc.*	157	14,406

Genpact Ltd.	447	15,390

KBR, Inc.	412	8,347

LiveRamp Holdings, Inc.*	196	7,421

MAXIMUS, Inc.	186	12,522

MongoDB, Inc.*	101	16,375

Perspecta, Inc.	400	8,628

Science Applications International Corp.	143	11,677

WEX, Inc.*	126	16,672

		226,902

Leisure Products — 0.2%

Brunswick Corp.	236	11,262

Life Sciences Tools & Services — 1.9%

Bio-Techne Corp.	111	24,975

Bruker Corp.	295	11,600

Charles River Laboratories International, Inc.*	142	20,543

PRA Health Sciences, Inc.*	184	17,756

Repligen Corp.*	136	15,796

Syneos Health, Inc.*	180	10,042

		100,712

Machinery — 4.7%

AGCO Corp.	182	9,617

Allison Transmission Holdings, Inc.	347	12,610

Barnes Group, Inc.	138	5,296

Colfax Corp.*	240	6,190

Crane Co.	148	8,058

Gates Industrial Corp. plc*	132	1,134

Graco, Inc.	485	21,660

Ingersoll Rand, Inc.*	1,006	29,254

ITT, Inc.	255	13,444

Kennametal, Inc.	240	6,146

Lincoln Electric Holdings, Inc.	178	14,331

Middleby Corp. (The)*	162	9,012

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Machinery — continued

Navistar International Corp.*	188	4,469

Nordson Corp.	149	23,975

Oshkosh Corp.	198	13,371

RBC Bearings, Inc.*	73	9,248

Terex Corp.	188	2,856

Timken Co. (The)	196	7,366

Toro Co. (The)	310	19,781

Trinity Industries, Inc.	284	5,478

WABCO Holdings, Inc.*	149	20,023

Woodward, Inc.	164	9,932

		253,251

Marine — 0.2%

Kirby Corp.*	174	9,295

Media — 1.2%

AMC Networks, Inc., Class A*	128	3,053

Cable One, Inc.	15	28,693

John Wiley & Sons, Inc., Class A	127	4,769

New York Times Co. (The), Class A	418	13,593

Nexstar Media Group, Inc., Class A	134	9,385

Sinclair Broadcast Group, Inc., Class A	192	3,389

		62,882

Metals & Mining — 1.2%

Alcoa Corp.*	532	4,336

Allegheny Technologies, Inc.*	364	2,734

Carpenter Technology Corp.	136	3,015

Compass Minerals International, Inc.	98	4,818

Reliance Steel & Aluminum Co.	194	17,378

Royal Gold, Inc.	191	23,403

United States Steel Corp. (a)	488	3,748

Worthington Industries, Inc.	108	2,855

		62,287

Mortgage Real Estate Investment Trusts (REITs) — 0.7%

Blackstone Mortgage Trust, Inc., Class A	388	9,129

Chimera Investment Corp.	540	4,196

MFA Financial, Inc.	1,300	2,275

New Residential Investment Corp.	1,196	7,284

Starwood Property Trust, Inc.	820	10,611

Two Harbors Investment Corp.	784	3,583

		37,078

Multiline Retail — 0.2%

Dillard’s, Inc., Class A	28	825

Ollie’s Bargain Outlet Holdings, Inc.*	158	10,730

		11,555

INVESTMENTS	SHARES	VALUE($)

Multi-Utilities — 0.6%

Avista Corp.	194	8,350

Black Hills Corp.	179	11,087

MDU Resources Group, Inc.	582	13,072

		32,509

Oil, Gas & Consumable Fuels — 0.9%

Chesapeake Energy Corp.*	16	280

CNX Resources Corp.*	542	5,745

CVR Energy, Inc.	84	2,003

Delek US Holdings, Inc.	216	5,044

Equitrans Midstream Corp.	592	4,961

Kosmos Energy Ltd. (Ghana)	1,040	1,716

Matador Resources Co.*	316	2,225

Parsley Energy, Inc., Class A	898	8,486

PBF Energy, Inc., Class A	292	3,329

PDC Energy, Inc.*	280	3,637

World Fuel Services Corp.	188	4,700

WPX Energy, Inc.*	1,196	7,331

		49,457

Paper & Forest Products — 0.2%

Domtar Corp.	164	3,831

Louisiana-Pacific Corp.	341	6,820

		10,651

Personal Products — 0.1%

Nu Skin Enterprises, Inc., Class A	160	4,674

Pharmaceuticals — 1.4%

Catalent, Inc.*	450	31,117

Horizon Therapeutics plc*	544	19,606

Innoviva, Inc.*	192	2,722

Pacira BioSciences, Inc.*	120	4,955

Prestige Consumer Healthcare, Inc.*	146	5,941

Reata Pharmaceuticals, Inc., Class A*	74	11,704

Tilray, Inc. (Canada)*	92	741

		76,786

Professional Services — 1.1%

ASGN, Inc.*	152	7,061

CoreLogic, Inc.	231	8,875

FTI Consulting, Inc.*	109	13,882

Insperity, Inc.	108	5,153

Robert Half International, Inc.	342	16,166

TriNet Group, Inc.*	128	6,268

		57,405

Real Estate Management & Development — 0.5%

Cushman & Wakefield plc*	472	5,744

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	105

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Real Estate Management & Development — continued

Howard Hughes Corp. (The)*	126	6,824

Jones Lang LaSalle, Inc.	150	15,837

		28,405

Road & Rail — 0.5%

AMERCO	23	6,443

Avis Budget Group, Inc.*	164	2,703

Landstar System, Inc.	115	11,880

Ryder System, Inc.	155	5,487

		26,513

Semiconductors & Semiconductor Equipment — 3.9%

Cabot Microelectronics Corp.	85	10,416

Cirrus Logic, Inc.*	168	12,701

Cree, Inc.*	313	13,500

Entegris, Inc.	392	21,258

First Solar, Inc.*	220	9,682

MKS Instruments, Inc.	158	15,836

Monolithic Power Systems, Inc.	117	23,389

ON Semiconductor Corp.*	1,194	19,158

Silicon Laboratories, Inc.*	126	12,250

SolarEdge Technologies, Inc.*	141	15,734

Synaptics, Inc.*	96	6,277

Teradyne, Inc.	487	30,457

Universal Display Corp.	123	18,465

		209,123

Software — 9.3%

ACI Worldwide, Inc.*	336	9,206

Alteryx, Inc., Class A*	142	16,072

Anaplan, Inc.*	248	10,133

Aspen Technology, Inc.*	198	20,246

Avalara, Inc.*	191	17,070

Blackbaud, Inc.	142	7,847

Ceridian HCM Holding, Inc.*	293	17,278

CommVault Systems, Inc.*	122	5,208

Coupa Software, Inc.*	183	32,224

Dropbox, Inc., Class A*	627	13,180

Dynatrace, Inc.*	260	7,761

Elastic NV*	94	6,029

Fair Isaac Corp.*	84	29,647

FireEye, Inc.*	624	7,182

Guidewire Software, Inc.*	240	21,802

HubSpot, Inc.*	117	19,730

j2 Global, Inc.	135	10,886

LogMeIn, Inc.	142	12,135

Manhattan Associates, Inc.*	186	13,195

INVESTMENTS	SHARES	VALUE($)

Software — continued

New Relic, Inc.*	144	7,731

Nuance Communications, Inc.*	822	16,604

Nutanix, Inc., Class A*	420	8,606

Paylocity Holding Corp.*	104	11,911

Pegasystems, Inc.	111	9,282

Proofpoint, Inc.*	164	19,964

RealPage, Inc.*	232	14,962

Slack Technologies, Inc., Class A*	156	4,164

SolarWinds Corp.*	188	3,192

Trade Desk, Inc. (The), Class A*	116	33,939

Tyler Technologies, Inc.*	113	36,238

Verint Systems, Inc.*	194	8,292

Zendesk, Inc.*	326	25,063

Zoom Video Communications, Inc., Class A*	85	11,489

Zscaler, Inc.*	190	12,745

		501,013

Specialty Retail — 1.5%

Aaron’s, Inc.	195	6,223

American Eagle Outfitters, Inc.	456	3,625

AutoNation, Inc.*	171	6,368

Carvana Co.*	146	11,696

Five Below, Inc.*	162	14,606

Floor & Decor Holdings, Inc., Class A*	203	8,607

Michaels Cos., Inc. (The)*	220	669

Penske Automotive Group, Inc.	96	3,454

RH*	48	6,901

Sally Beauty Holdings, Inc.*	336	3,263

Urban Outfitters, Inc.*	204	3,537

Williams-Sonoma, Inc.	226	13,976

		82,925

Technology Hardware, Storage & Peripherals — 0.2%

Pure Storage, Inc., Class A*	655	9,432

Textiles, Apparel & Luxury Goods — 0.8%

Carter’s, Inc.	128	10,009

Columbia Sportswear Co.	84	6,123

Deckers Outdoor Corp.*	81	12,049

Skechers U.S.A., Inc., Class A*	387	10,906

Wolverine World Wide, Inc.	232	4,754

		43,841

Thrifts & Mortgage Finance — 0.5%

Essent Group Ltd.	284	7,759

MGIC Investment Corp.	1,004	7,339

Radian Group, Inc.	580	8,688

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Thrifts & Mortgage Finance — continued

TFS Financial Corp.	144	1,966

		25,752

Tobacco — 0.1%

Vector Group Ltd.	332	3,552

Trading Companies & Distributors — 0.9%

Air Lease Corp.	305	7,976

Beacon Roofing Supply, Inc.*	196	4,312

GATX Corp.	102	6,049

HD Supply Holdings, Inc.*	482	14,306

MSC Industrial Direct Co., Inc., Class A	130	7,753

Univar Solutions, Inc.*	402	5,837

WESCO International, Inc.*	120	3,104

		49,337

Transportation Infrastructure — 0.1%

Macquarie Infrastructure Corp.	224	6,180

Water Utilities — 0.5%

Essential Utilities, Inc.	627	26,202

Wireless Telecommunication Services — 0.1%

Telephone & Data Systems, Inc.	284	5,572

United States Cellular Corp.*	44	1,401

		6,973

Total Common Stocks (Cost $5,066,456)		5,351,013

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.4%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (b) (c) (Cost $3,453)	3,453	3,453

Investment of Cash Collateral from Securities Loaned — 0.3%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (b) (c) (Cost $16,843)	16,843	16,843

Total Short-Term Investments (Cost $20,296)		20,296

Total Investments — 100.1% (Cost $5,086,752)		5,371,309

Liabilities in Excess of Other Assets — (0.1)%		(5,602)

Net Assets — 100.0%		5,365,707

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $15,885.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
S&P 500 Mic E-mini Index	1	06/2020	USD	14,506	723

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	107

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%

Bahrain — 0.1%

Ahli United Bank BSC	508,832	321,212

Brazil — 10.6%

Alpargatas SA (Preference)	81,288	409,587

Ambev SA*	516,358	1,079,643

Atacadao SA*	55,950	206,704

B3 SA — Brasil Bolsa Balcao	157,955	1,111,050

Banco Bradesco SA (Preference)	348,519	1,231,183

Banco BTG Pactual SA*	43,574	335,024

Banco do Brasil SA*	144,056	750,493

Banco do Estado do Rio Grande do Sul SA (Preference), Class B	70,261	163,187

BB Seguridade Participacoes SA	53,247	259,679

BR Malls Participacoes SA	61,015	112,764

BRF SA*	94,771	340,541

CCR SA	278,093	635,156

Cia de Saneamento Basico do Estado de Sao Paulo*	81,153	601,719

Cia de Transmissao de Energia Eletrica Paulista (Preference)	142,209	504,723

Cia Energetica de Minas Gerais (Preference)*	195,766	340,923

Cia Energetica de Sao Paulo (Preference), Class B	60,387	312,823

Cia Paranaense de Energia (Preference)*	48,135	490,476

Cia Siderurgica Nacional SA	153,827	253,460

Cosan SA	45,152	500,932

CPFL Energia SA	61,406	340,122

Duratex SA*	120,838	219,548

EDP — Energias do Brasil SA	162,787	508,008

Engie Brasil Energia SA	46,853	338,782

Equatorial Energia SA	169,739	574,963

Fleury SA	68,422	285,873

Gerdau SA (Preference)	95,293	205,905

Grendene SA	210,912	275,377

Hapvida Participacoes e Investimentos SA (a)	48,834	468,592

Hypera SA*	86,975	465,592

Itau Unibanco Holding SA (Preference)	370,242	1,561,200

Itausa — Investimentos Itau SA (Preference)	345,034	571,683

Lojas Renner SA	132,392	937,084

M Dias Branco SA*	14,274	84,811

Natura & Co. Holding SA*	62,733	418,189

Neoenergia SA*	71,301	238,636

Petrobras Distribuidora SA*	144,082	522,764

Petroleo Brasileiro SA (Preference)	545,854	1,812,855

Porto Seguro SA	8,076	67,826

Rumo SA*	192,870	698,714

Sao Martinho SA*	118,398	419,125

INVESTMENTS	SHARES	VALUE($)

Brazil — continued

Sul America SA	17,401	143,518

Telefonica Brasil SA (Preference)	93,009	787,632

TIM Participacoes SA*	209,123	486,476

TOTVS SA	33,710	367,606

Transmissora Alianca de Energia Eletrica SA	112,716	570,223

Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	36,992	32,925

Vale SA*	392,043	3,250,744

WEG SA	134,805	985,399

YDUQS Participacoes SA	77,811	442,435

		27,722,674

Chile — 1.4%

AES Gener SA	1,674,568	246,743

Aguas Andinas SA, Class A	1,056,021	354,157

Banco de Chile	2,228,556	196,457

Cencosud SA	14,889	18,012

Cia Cervecerias Unidas SA	37,113	266,712

Colbun SA	2,836,358	416,162

Enel Americas SA	7,382,160	1,211,350

Enel Chile SA	6,943,709	565,460

Engie Energia Chile SA	202,194	249,491

Parque Arauco SA	45,406	76,199

		3,600,743

China — 23.6%

Angang Steel Co. Ltd., Class H	121,800	32,835

Anhui Conch Cement Co. Ltd., Class H	179,500	1,415,426

Anhui Gujing Distillery Co. Ltd., Class A	23,300	439,304

ANTA Sports Products Ltd.	173,000	1,473,275

BAIC Motor Corp. Ltd., Class H (a)	207,500	90,779

Bank of China Ltd., Class H	2,328,000	886,277

Baoshan Iron & Steel Co. Ltd., Class A	487,800	333,156

Beijing Capital International Airport Co. Ltd., Class H	144,000	96,483

Beijing Enterprises Holdings Ltd.	44,500	157,645

Bosideng International Holdings Ltd.	1,352,000	366,549

BYD Electronic International Co. Ltd.	66,000	151,980

CGN Power Co. Ltd., Class H* (a)	2,344,000	589,632

China CITIC Bank Corp. Ltd., Class H	433,000	211,535

China Coal Energy Co. Ltd., Class H	153,000	40,933

China Communications Services Corp. Ltd., Class H	686,000	488,990

China Conch Venture Holdings Ltd.	118,000	564,202

China Everbright Bank Co. Ltd., Class H	161,000	68,321

China Gas Holdings Ltd.	119,400	434,465

China Longyuan Power Group Corp. Ltd., Class H	246,000	122,958

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — continued

China Medical System Holdings Ltd.	460,000	541,499

China Merchants Bank Co. Ltd., Class H	188,000	889,675

China Merchants Port Holdings Co. Ltd.	104,000	133,855

China Minsheng Banking Corp. Ltd., Class H	333,800	248,648

China Mobile Ltd.	624,500	5,020,393

China National Building Material Co. Ltd., Class H	336,250	420,025

China Petroleum & Chemical Corp., Class H	1,864,000	929,041

China Resources Cement Holdings Ltd.	392,000	533,396

China Resources Gas Group Ltd.	138,000	775,606

China Resources Land Ltd.	142,000	586,773

China Resources Pharmaceutical Group Ltd. (a)	276,000	173,336

China Resources Power Holdings Co. Ltd.	326,000	386,129

China Shenhua Energy Co. Ltd., Class H	508,000	899,967

China South Publishing & Media Group Co. Ltd., Class A	183,100	281,259

China State Construction International Holdings Ltd.	24,000	18,607

China Telecom Corp. Ltd., Class H	2,334,000	806,165

China Unicom Hong Kong Ltd.	996,000	644,146

China Vanke Co. Ltd., Class H	68,500	230,210

China Yangtze Power Co. Ltd., Class A	347,500	852,856

Chinese Universe Publishing and Media Group Co. Ltd., Class A	172,600	291,330

Chongqing Dima Industry Co. Ltd., Class A	579,400	234,543

Chongqing Rural Commercial Bank Co. Ltd., Class H*	147,000	64,129

CIMC Enric Holdings Ltd.	58,000	26,978

CITIC Ltd.	416,000	432,059

CNOOC Ltd.	1,882,000	2,080,781

COSCO SHIPPING Energy Transportation Co. Ltd., Class H	110,000	72,012

COSCO SHIPPING Ports Ltd.	152,000	80,978

Country Garden Services Holdings Co. Ltd.	64,000	295,691

Dali Foods Group Co. Ltd. (a)	671,000	414,533

Daqin Railway Co. Ltd., Class A	372,900	376,956

Datang International Power Generation Co. Ltd., Class H	292,000	42,243

ENN Energy Holdings Ltd.	127,600	1,438,366

Foshan Haitian Flavouring & Food Co. Ltd., Class A	29,100	500,552

Fosun International Ltd.	166,576	209,131

Fujian Sunner Development Co. Ltd., Class A	88,300	268,503

G-bits Network Technology Xiamen Co. Ltd., Class A	10,600	563,028

Geely Automobile Holdings Ltd.	146,000	227,106

INVESTMENTS	SHARES	VALUE($)

China — continued

Great Wall Motor Co. Ltd., Class H (b)	447,000	298,845

Greattown Holdings Ltd., Class A	337,700	384,426

Gree Electric Appliances, Inc. of Zhuhai, Class A	86,500	659,359

Guangdong Investment Ltd.	490,000	1,018,449

Guangxi Guiguan Electric Power Co. Ltd., Class A	264,400	159,839

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	36,000	94,193

Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	30,600	325,057

Haier Electronics Group Co. Ltd.	175,000	481,966

Haitian International Holdings Ltd.	52,000	92,006

Heilongjiang Agriculture Co. Ltd., Class A	219,700	525,833

Henan Zhongyuan Expressway Co. Ltd., Class A	379,200	208,589

Huadian Power International Corp. Ltd., Class H	8,000	2,783

Huaxin Cement Co. Ltd., Class B	237,400	401,301

Industrial & Commercial Bank of China Ltd., Class H	4,104,000	2,751,771

Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	882,500	313,139

Inner Mongolia Yitai Coal Co. Ltd., Class B	74,600	45,793

Jiangsu Expressway Co. Ltd., Class A	218,600	323,318

Jiangsu Expressway Co. Ltd., Class H	114,000	136,078

Jiangsu Zhongnan Construction Group Co. Ltd., Class A	274,300	309,895

Jiangxi Copper Co. Ltd., Class H	87,000	84,639

Joyoung Co. Ltd., Class A	113,871	501,924

JOYY, Inc., ADR*	3,544	216,042

Kingboard Holdings Ltd.	56,000	136,615

Kunlun Energy Co. Ltd.	644,000	419,563

Kweichow Moutai Co. Ltd., Class A	11,800	2,094,421

Lee & Man Paper Manufacturing Ltd.	112,000	68,805

Li Ning Co. Ltd.	230,000	726,219

Liuzhou Iron & Steel Co. Ltd., Class A	382,300	268,305

Lomon Billions Group Co. Ltd., Class A	157,200	365,434

Longfor Group Holdings Ltd. (a)	84,500	429,601

Luye Pharma Group Ltd. (a) (b)	274,000	133,048

Maanshan Iron & Steel Co. Ltd., Class H (b)	448,000	145,288

Momo, Inc., ADR	8,382	201,839

Nanjing Iron & Steel Co. Ltd., Class A*	673,800	301,696

PetroChina Co. Ltd., Class H	1,516,000	544,535

Ping An Insurance Group Co. of China Ltd., Class H	262,500	2,671,269

Sansteel Minguang Co. Ltd. Fujian, Class A	264,700	269,573

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	109

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — continued

Sany Heavy Industry Co. Ltd., Class A	245,700	672,077

SDIC Power Holdings Co. Ltd., Class A	587,700	635,250

Seazen Group Ltd.*	98,000	95,231

Shaanxi Coal Industry Co. Ltd., Class A	335,500	355,136

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	284,000	431,437

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	30,100	52,982

Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	316,000	215,225

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	323,300	257,705

Shenzhen Expressway Co. Ltd., Class H	300,000	343,965

Shenzhen International Holdings Ltd.	75,044	145,038

Shenzhen Jinjia Group Co. Ltd., Class A	198,000	247,344

Shenzhou International Group Holdings Ltd.	66,700	769,827

Sichuan Expressway Co. Ltd., Class A	380,800	199,310

Sihuan Pharmaceutical Holdings Group Ltd.	683,000	67,772

Sinopec Shanghai Petrochemical Co. Ltd., Class H	254,000	68,961

Sinotruk Hong Kong Ltd.	237,500	481,541

Sunac China Holdings Ltd.	116,000	518,898

Tangshan Jidong Cement Co. Ltd., Class A	141,200	397,457

Tianhe Chemicals Group Ltd.*‡ (a)	20,000	—

Weichai Power Co. Ltd., Class A	268,656	501,985

Weichai Power Co. Ltd., Class H (b)	416,000	730,916

Weifu High-Technology Group Co. Ltd., Class A	117,900	334,441

Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	133,800	676,597

Wuliangye Yibin Co. Ltd., Class A	50,600	959,155

Xiamen ITG Group Corp. Ltd., Class A	276,800	243,367

Xinhua Winshare Publishing and Media Co. Ltd., Class A	161,400	255,318

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	42,040	41,220

Xinxing Ductile Iron Pipes Co. Ltd., Class A	524,400	254,700

Xinyangfeng Agricultural Technology Co. Ltd., Class A	122,900	144,955

Yangzijiang Shipbuilding Holdings Ltd.	544,900	377,851

Yanzhou Coal Mining Co. Ltd., Class H	642,000	487,766

Yuexiu Property Co. Ltd.	632,000	120,162

Zhaojin Mining Industry Co. Ltd., Class H	68,500	76,961

Zhejiang Expressway Co. Ltd., Class H	378,000	285,880

Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	412,800	344,123

Zhongsheng Group Holdings Ltd.	88,500	355,214

Zijin Mining Group Co. Ltd., Class H	418,000	170,657

INVESTMENTS	SHARES	VALUE($)

China — continued

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	685,200	554,729

ZTO Express Cayman, Inc., ADR	27,803	827,417

		61,765,276

Colombia — 0.5%

Bancolombia SA (Preference)	87,215	573,650

Ecopetrol SA	933,659	488,172

Grupo Aval Acciones y Valores SA (Preference)	794,549	169,587

		1,231,409

Czech Republic — 0.1%

Moneta Money Bank A/S (a)	51,028	106,009

O2 Czech Republic A/S*	13,939	122,097

		228,106

Egypt — 0.3%

Commercial International Bank Egypt SAE	132,200	537,397

ElSewedy Electric Co.	324,915	183,353

		720,750

Greece — 1.0%

Hellenic Telecommunications Organization SA	67,831	896,150

JUMBO SA	36,934	578,014

Mytilineos SA	60,665	452,374

OPAP SA	76,800	687,922

		2,614,460

Hong Kong — 0.2%

Kingboard Laminates Holdings Ltd.	75,000	72,585

Nine Dragons Paper Holdings Ltd. (b)	401,000	383,646

		456,231

Hungary — 0.7%

Magyar Telekom Telecommunications plc	118,231	146,993

OTP Bank Nyrt.	22,829	676,104

Richter Gedeon Nyrt.	44,009	940,417

		1,763,514

India — 9.2%

Asian Paints Ltd.	18,424	429,889

Aurobindo Pharma Ltd.	12,450	101,829

Bajaj Auto Ltd.	12,562	436,845

Bajaj Finance Ltd.	4,137	126,492

Bajaj Holdings & Investment Ltd.	1,298	34,969

Bharat Petroleum Corp. Ltd.	72,452	354,458

Bharti Infratel Ltd.	145,299	336,167

Castrol India Ltd.	31,244	53,602

Coal India Ltd.	106,712	208,667

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

India — continued

Colgate-Palmolive India Ltd.	8,949	172,735

Cummins India Ltd.	1,914	9,567

Dabur India Ltd.	70,975	459,158

Divi’s Laboratories Ltd.	13,401	413,221

Dr Reddy’s Laboratories Ltd.	13,745	711,955

Federal Bank Ltd.	18,200	11,736

GAIL India Ltd.	60,632	76,720

Glenmark Pharmaceuticals Ltd.	8,008	35,397

Havells India Ltd.	10,594	78,958

HCL Technologies Ltd.	92,149	660,883

Hindalco Industries Ltd.	33,565	56,931

Hindustan Petroleum Corp. Ltd.	60,497	176,560

Hindustan Unilever Ltd.	101,163	2,929,229

Hindustan Zinc Ltd.*	11,548	26,436

Housing Development Finance Corp. Ltd.	84,333	2,133,187

ICICI Lombard General Insurance Co. Ltd. (a)	8,388	143,387

Indian Oil Corp. Ltd.	160,387	178,803

Infosys Ltd.	323,609	3,024,816

ITC Ltd.	420,834	1,013,870

JSW Steel Ltd.	48,050	113,486

Larsen & Toubro Infotech Ltd. (a)	813	17,043

Mphasis Ltd.	5,499	53,437

Muthoot Finance Ltd.	2,949	33,807

Nestle India Ltd.	3,345	793,438

NHPC Ltd.	405,651	111,556

NMDC Ltd.	55,456	58,798

NTPC Ltd.	378,642	474,367

Oil & Natural Gas Corp. Ltd.	226,107	239,269

Oil India Ltd.	30,987	40,454

Petronet LNG Ltd.	88,338	284,592

Piramal Enterprises Ltd.	11,379	146,246

Power Finance Corp. Ltd.	14,132	17,842

Power Grid Corp. of India Ltd.	128,551	275,528

REC Ltd.	110,331	139,215

Reliance Industries Ltd.	162,631	3,162,037

Shriram Transport Finance Co. Ltd.	5,980	61,341

Sun Pharmaceutical Industries Ltd.	11,632	70,943

Tata Consultancy Services Ltd.	76,771	2,032,308

Tata Power Co. Ltd. (The)	92,013	38,404

Tech Mahindra Ltd.	27,299	196,337

Titan Co. Ltd.	30,940	395,673

Torrent Power Ltd.	19,409	85,203

United Breweries Ltd.	6,454	80,428

UPL Ltd.	24,203	133,932

Vedanta Ltd.	134,297	156,544

INVESTMENTS	SHARES	VALUE($)

India — continued

Wipro Ltd.	118,346	300,463

		23,909,158

Indonesia — 3.7%

Adaro Energy Tbk. PT	5,430,700	332,797

Astra International Tbk. PT	3,549,700	907,894

Bank Central Asia Tbk. PT	1,269,200	2,198,496

Bank Mandiri Persero Tbk. PT	459,300	136,532

Bank Rakyat Indonesia Persero Tbk. PT	7,511,000	1,366,157

Bukit Asam Tbk. PT	1,154,900	144,576

Bumi Serpong Damai Tbk. PT*	449,000	21,124

Charoen Pokphand Indonesia Tbk. PT	1,568,100	482,184

Gudang Garam Tbk. PT	112,700	342,586

Hanjaya Mandala Sampoerna Tbk. PT	1,992,300	212,172

Indofood CBP Sukses Makmur Tbk. PT	241,700	159,921

Indofood Sukses Makmur Tbk. PT	900,800	393,032

Kalbe Farma Tbk. PT	5,238,700	506,080

Matahari Department Store Tbk. PT	562,900	45,692

Media Nusantara Citra Tbk. PT	4,090,900	249,480

Perusahaan Gas Negara Tbk. PT	3,413,100	193,655

Telekomunikasi Indonesia Persero Tbk. PT	7,216,500	1,659,449

XL Axiata Tbk. PT*	1,997,300	338,471

		9,690,298

Kuwait — 1.4%

Agility Public Warehousing Co. KSC*	225,385	466,472

Gulf Bank KSCP	190,000	132,540

Humansoft Holding Co. KSC*	17,724	163,258

Kuwait Finance House KSCP	394,075	755,326

Mobile Telecommunications Co. KSC	489,768	836,914

National Bank of Kuwait SAKP	595,832	1,428,718

		3,783,228

Malaysia — 3.2%

AirAsia Group Bhd.	365,000	68,574

AMMB Holdings Bhd.	286,400	197,822

Astro Malaysia Holdings Bhd.	373,600	81,720

Axiata Group Bhd.	538,400	490,898

CIMB Group Holdings Bhd.	425,655	340,345

DiGi.Com Bhd.	429,400	461,235

Gamuda Bhd.	93,900	69,990

Hartalega Holdings Bhd.	342,800	605,574

Hong Leong Financial Group Bhd.	18,700	56,954

IJM Corp. Bhd.	71,900	27,647

Malayan Banking Bhd.	72,208	126,729

Maxis Bhd.	550,400	699,329

MISC Bhd.	265,000	483,216

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	111

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Malaysia — continued

Nestle Malaysia Bhd.	15,000	488,189

Petronas Dagangan Bhd.	71,700	338,229

Petronas Gas Bhd.	208,300	744,048

PPB Group Bhd.	162,960	621,200

Press Metal Aluminium Holdings Bhd.	135,400	123,293

RHB Bank Bhd.	168,600	185,543

Telekom Malaysia Bhd.	434,400	405,447

Tenaga Nasional Bhd.	593,500	1,680,498

		8,296,480

Mexico — 4.0%

Alfa SAB de CV, Class A	759,095	310,870

Alpek SAB de CV	36,679	17,349

Arca Continental SAB de CV	84,212	323,766

Banco del Bajio SA (a)	49,591	39,095

Cemex SAB de CV	1,483,741	313,974

Coca-Cola Femsa SAB de CV	122,892	491,803

El Puerto de Liverpool SAB de CV, Class C1	33,120	83,607

Fibra Uno Administracion SA de CV, REIT	393,571	326,765

Fomento Economico Mexicano SAB de CV	184,782	1,192,293

Gruma SAB de CV, Class B	34,326	324,987

Grupo Aeroportuario del Centro Norte SAB de CV	124,898	457,128

Grupo Aeroportuario del Pacifico SAB de CV, Class B	91,924	570,668

Grupo Aeroportuario del Sureste SAB de CV, Class B	49,146	491,072

Grupo Carso SAB de CV, Series A1	81,365	161,643

Grupo Elektra SAB de CV	5,096	291,158

Grupo Financiero Banorte SAB de CV, Class O	222,141	608,143

Grupo Mexico SAB de CV, Series B	625,326	1,329,736

Kimberly-Clark de Mexico SAB de CV, Class A	404,317	571,221

Megacable Holdings SAB de CV	111,441	277,435

Orbia Advance Corp. SAB de CV	102,492	121,922

Promotora y Operadora de Infraestructura SAB de CV*	59,712	413,804

Wal-Mart de Mexico SAB de CV	747,093	1,803,178

		10,521,617

Pakistan — 0.1%

Oil & Gas Development Co. Ltd.	338,900	222,788

Philippines — 1.0%

BDO Unibank, Inc.	142,830	281,042

Bloomberry Resorts Corp.	533,500	59,013

Globe Telecom, Inc.	10,705	464,386

GT Capital Holdings, Inc.*	2,966	26,555

International Container Terminal Services, Inc.	125,360	219,269

INVESTMENTS	SHARES	VALUE($)

Philippines — continued

JG Summit Holdings, Inc.	437,940	436,169

Manila Electric Co.	70,470	351,857

Megaworld Corp.	172,400	8,700

Metro Pacific Investments Corp.	5,223,200	263,338

Metropolitan Bank & Trust Co.	101,198	77,399

PLDT, Inc.	14,440	365,983

San Miguel Corp.	76,420	146,700

		2,700,411

Qatar — 1.6%

Barwa Real Estate Co.	24,437	19,194

Commercial Bank PSQC (The)	169,365	186,481

Industries Qatar QSC	314,809	607,877

Masraf Al Rayan QSC	367,820	384,913

Ooredoo QPSC	92,189	161,277

Qatar Electricity & Water Co. QSC	94,963	392,594

Qatar Fuel QSC	112,352	493,375

Qatar Gas Transport Co. Ltd.	549,417	376,941

Qatar International Islamic Bank QSC	45,847	100,670

Qatar National Bank QPSC	305,914	1,442,886

United Development Co. QSC	201,490	58,549

		4,224,757

Russia — 7.5%

Aeroflot PJSC	267,612	272,025

Federal Grid Co. Unified Energy System PJSC	221,116,052	544,830

Gazprom PJSC	1,273,975	3,239,061

Inter RAO UES PJSC	11,502,496	770,564

LUKOIL PJSC	51,427	3,318,465

Magnit PJSC	13,797	685,186

Magnitogorsk Iron & Steel Works PJSC	675,889	363,586

MMC Norilsk Nickel PJSC	6,110	1,659,996

Mobile TeleSystems PJSC	222,867	964,060

Novatek PJSC	76,513	1,064,215

ROSSETI PJSC	30,801,184	528,487

Rostelecom PJSC	482,503	532,901

RusHydro PJSC	74,455,404	628,180

Sberbank of Russia PJSC	1,034,392	2,725,866

Sistema PJSFC	1,661,903	322,263

Surgutneftegas PJSC (Preference)	929,373	454,785

Tatneft PJSC	170,195	1,252,905

Transneft PJSC (Preference)	27	49,538

Unipro PJSC	4,259,722	160,455

		19,537,368

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Saudi Arabia — 2.0%

Almarai Co. JSC	43,213	563,444

Etihad Etisalat Co.*	103,093	761,482

Jarir Marketing Co.	14,732	577,859

Mobile Telecommunications Co. Saudi Arabia*	251,750	817,392

Saudi Airlines Catering Co.	19,423	411,809

Saudi Cement Co.	34,619	483,614

Saudi Electricity Co.	154,837	701,098

Saudi Ground Services Co.	19,479	135,456

Saudi Telecom Co.	31,479	758,090

		5,210,244

South Africa — 5.6%

Absa Group Ltd.	71,050	350,643

African Rainbow Minerals Ltd.	12,611	92,303

AVI Ltd.	95,216	404,278

Barloworld Ltd.	138,873	509,498

Bid Corp. Ltd.	63,493	827,454

Bidvest Group Ltd. (The)	36,440	295,927

Capitec Bank Holdings Ltd.	5,311	258,906

Clicks Group Ltd.	63,593	791,537

Foschini Group Ltd. (The)	57,740	226,544

Impala Platinum Holdings Ltd.	81,951	488,777

Kumba Iron Ore Ltd.	11,269	212,091

Life Healthcare Group Holdings Ltd.	144,124	138,871

Motus Holdings Ltd.	81,650	132,992

Mr Price Group Ltd.	55,920	398,415

MTN Group Ltd.	144,219	378,987

MultiChoice Group Ltd.*	92,603	434,021

Naspers Ltd., Class N	39,359	6,126,171

Nedbank Group Ltd.	39,565	230,010

Netcare Ltd.	663,638	554,956

RMB Holdings Ltd.	74,894	214,721

SPAR Group Ltd. (The)	2,570	24,497

Tiger Brands Ltd.	36,671	357,085

Truworths International Ltd.	140,514	221,809

Tsogo Sun Gaming Ltd.	174,161	24,626

Vodacom Group Ltd.	147,503	980,568

		14,675,687

Taiwan — 14.1%

Advantech Co. Ltd.	53,000	501,289

Asia Cement Corp.	541,000	794,783

Chang Hwa Commercial Bank Ltd.	667,912	436,766

Chicony Electronics Co. Ltd.	168,551	474,779

China Steel Corp.	1,712,000	1,146,642

Chunghwa Telecom Co. Ltd.	562,000	2,065,577

INVESTMENTS	SHARES	VALUE($)

Taiwan — continued

CTBC Financial Holding Co. Ltd.	2,237,395	1,490,983

Delta Electronics, Inc.	70,000	326,494

E.Sun Financial Holding Co. Ltd.	1,177,679	1,070,028

Eclat Textile Co. Ltd.	47,000	469,218

Eva Airways Corp.	453,077	174,244

Far Eastern New Century Corp.	782,000	679,063

Far EasTone Telecommunications Co. Ltd.	291,000	648,137

Feng TAY Enterprise Co. Ltd.	76,900	437,498

First Financial Holding Co. Ltd.	1,053,806	776,100

Formosa Chemicals & Fibre Corp.	438,000	1,109,465

Formosa Petrochemical Corp.	234,000	702,074

Formosa Plastics Corp.	624,000	1,831,594

Formosa Taffeta Co. Ltd.	308,000	351,187

Giant Manufacturing Co. Ltd.	59,000	347,780

Globalwafers Co. Ltd.	30,000	381,811

Hotai Motor Co. Ltd.	62,000	1,144,714

Hua Nan Financial Holdings Co. Ltd.	974,448	632,984

Lite-On Technology Corp.	297,000	461,523

Mega Financial Holding Co. Ltd.	1,166,233	1,173,148

Nan Ya Plastics Corp.	730,000	1,614,946

Novatek Microelectronics Corp.*	80,000	497,517

Pou Chen Corp.	718,000	676,137

President Chain Store Corp.	113,000	1,168,503

Realtek Semiconductor Corp.*	66,000	565,179

SinoPac Financial Holdings Co. Ltd.	1,119,580	455,685

Synnex Technology International Corp.	26,200	34,966

Taishin Financial Holding Co. Ltd.	47,489	20,199

Taiwan Business Bank	1,310,304	474,656

Taiwan Cement Corp.	673,884	972,263

Taiwan Cooperative Financial Holding Co. Ltd.	1,002,562	673,233

Taiwan Fertilizer Co. Ltd.	353,000	544,024

Taiwan High Speed Rail Corp.	477,000	544,786

Taiwan Mobile Co. Ltd.*	331,000	1,192,630

Taiwan Semiconductor Manufacturing Co. Ltd.	412,000	4,156,174

Unimicron Technology Corp.	179,000	253,522

Uni-President Enterprises Corp.	745,000	1,734,649

Wistron Corp.	482,000	451,992

Yuanta Financial Holding Co. Ltd.	1,887,665	1,075,930

		36,734,872

Thailand — 4.0%

Advanced Info Service PCL	212,000	1,291,270

Bangkok Bank PCL, NVDR	29,800	94,739

Bangkok Bank PCL	44,500	141,910

Bangkok Dusit Medical Services PCL, Class F	1,767,600	1,114,002

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	113

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Thailand — continued

Bumrungrad Hospital PCL	1,600	5,760

Digital Telecommunications Infrastructure Fund, Class F	874,300	427,336

Electricity Generating PCL	96,900	847,665

Home Product Center PCL	1,388,700	577,100

Intouch Holdings PCL, NVDR	348,900	571,703

Krung Thai Bank PCL	922,400	305,043

Osotspa PCL, NVDR	204,400	260,039

PTT Exploration & Production PCL	286,000	738,228

PTT PCL	1,972,100	2,153,263

Ratch Group PCL	400,600	819,321

Siam Commercial Bank PCL (The)	363,200	758,574

Thai Union Group PCL, Class F	686,900	277,111

Total Access Communication PCL	46,400	60,046

		10,443,110

Turkey — 2.0%

Arcelik A/S*	129,511	304,013

BIM Birlesik Magazalar A/S	104,021	825,958

Coca-Cola Icecek A/S	43,245	228,778

Eregli Demir ve Celik Fabrikalari TAS	359,844	414,863

Ford Otomotiv Sanayi A/S	54,499	493,567

Haci Omer Sabanci Holding A/S	88,964	103,945

Koza Altin Isletmeleri A/S*	30,144	307,237

TAV Havalimanlari Holding A/S	155,635	405,410

Tekfen Holding A/S	213,351	434,974

Tofas Turk Otomobil Fabrikasi A/S	153,564	490,688

Turk Telekomunikasyon A/S*	553,296	584,208

Turkcell Iletisim Hizmetleri A/S	381,496	760,005

		5,353,646

United Arab Emirates — 1.3%

Abu Dhabi Commercial Bank PJSC	210,662	253,182

Abu Dhabi Islamic Bank PJSC	76,003	73,878

Aldar Properties PJSC	132,154	64,510

DP World plc	34,392	549,199

Dubai Islamic Bank PJSC	169,782	169,370

Emaar Malls PJSC	227,255	79,194

Emirates Telecommunications Group Co. PJSC	319,029	1,340,663

First Abu Dhabi Bank PJSC	308,646	962,459

		3,492,455

United States — 0.4%

JBS SA	219,305	957,813

Total Common Stocks (Cost $301,814,348)		260,178,307

INVESTMENTS	NO. OF RIGHTS	VALUE($)
Rights — 0.0%

China — 0.0%

Legend Holdings Corp., expiring 12/31/2020* (Cost $—)	2,638	—

	SHARES
Short-Term Investments — 0.3%

Investment of Cash Collateral from Securities Loaned — 0.3%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (c) (d) (Cost $813,189)	813,189	813,189

Total Investments — 99.9% (Cost $302,627,537)		260,991,496

Other Assets Less Liabilities — 0.1%		328,848

NET ASSETS — 100.0%		261,320,344

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	13.7%

Oil, Gas & Consumable Fuels	10.8

Wireless Telecommunication Services	6.9

Metals & Mining	4.7

Diversified Telecommunication Services	4.3

Electric Utilities	4.3

Food Products	3.9

Beverages	2.8

Independent Power and Renewable Electricity Producers	2.6

Chemicals	2.5

Transportation Infrastructure	2.4

Food & Staples Retailing	2.4

Textiles, Apparel & Luxury Goods	2.4

IT Services	2.4

Internet & Direct Marketing Retail	2.4

Construction Materials	2.2

Semiconductors & Semiconductor Equipment	2.2

Specialty Retail	1.8

Pharmaceuticals	1.7

Gas Utilities	1.6

Machinery	1.5

Industrial Conglomerates	1.4

Household Products	1.3

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INDUSTRY	PERCENTAGE

Real Estate Management & Development	1.3%

Insurance	1.3

Automobiles	1.1

Health Care Providers & Services	1.0

Others (each less than 1.0%)	12.8

Short-Term Investments	0.3

Abbreviations

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-voting depository receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

PT	Limited liability company
REIT	Real Estate Investment Trust

(a)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $766,526.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
MSCI Emerging Markets E-Mini Index	23	06/2020	USD	1,041,900	103,567

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	115

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%

Australia — 10.2%

AGL Energy Ltd.	319,194	3,503,160

Alumina Ltd.	2,471,881	2,741,938

Ansell Ltd.	206,936	3,816,354

APA Group	439,203	3,103,350

Atlas Arteria Ltd.	178,229	719,216

Aurizon Holdings Ltd.	593,488	1,802,929

AusNet Services	1,097,969	1,339,110

BHP Group Ltd.	124,592	2,543,460

BHP Group plc	165,211	2,773,063

Brambles Ltd.	189,783	1,356,486

Caltex Australia Ltd.	141,153	2,272,548

Coca-Cola Amatil Ltd.	286,920	1,597,454

Cochlear Ltd.	28,080	3,338,640

Coles Group Ltd.	97,440	977,111

Crown Resorts Ltd.	108,065	691,788

CSL Ltd.	20,931	4,172,121

CSR Ltd.	770,471	1,851,778

Dexus, REIT	467,043	2,772,520

Downer EDI Ltd.	483,620	1,300,995

Evolution Mining Ltd.	250,646	816,239

Fortescue Metals Group Ltd.	615,277	4,702,101

GPT Group (The), REIT	957,203	2,630,653

Harvey Norman Holdings Ltd. (a)	583,503	1,046,932

Incitec Pivot Ltd.	245,753	380,084

Macquarie Group Ltd.	27,197	1,801,611

Metcash Ltd.	520,454	839,463

Mirvac Group, REIT	1,228,018	1,784,426

Oil Search Ltd.	545,519	1,070,590

Origin Energy Ltd.	738,859	2,657,452

Orora Ltd.	251,252	417,546

Qantas Airways Ltd.	797,762	1,981,368

Ramsay Health Care Ltd.	66,652	2,706,842

Rio Tinto Ltd.	63,697	3,590,039

Rio Tinto plc	67,586	3,137,252

Santos Ltd.	794,027	2,524,846

Sonic Healthcare Ltd.	211,245	3,730,639

Tabcorp Holdings Ltd.	1,146,708	2,390,743

Telstra Corp. Ltd.	1,349,002	2,653,778

TPG Telecom Ltd.	155,017	739,697

Vicinity Centres, REIT	1,859,783	1,780,434

Vocus Group Ltd.*	121,843	241,880

Wesfarmers Ltd.	149,410	3,629,087

Whitehaven Coal Ltd.	1,113,856	1,314,538

Woodside Petroleum Ltd.	174,835	2,503,504

		93,745,765

INVESTMENTS	SHARES	VALUE($)

Austria — 0.1%

OMV AG	36,800	1,201,587

Belgium — 1.2%

Colruyt SA	40,944	2,453,841

Galapagos NV*	19,458	4,298,804

Groupe Bruxelles Lambert SA*	17,006	1,360,410

Proximus SADP	157,501	3,361,614

		11,474,669

Cambodia — 0.1%

NagaCorp Ltd.	738,000	871,019

Chile — 0.4%

Antofagasta plc	336,921	3,450,045

China — 0.9%

China Mengniu Dairy Co. Ltd.*	293,000	1,037,545

Lenovo Group Ltd.	2,994,000	1,617,350

Nexteer Automotive Group Ltd.	192,760	99,066

Tingyi Cayman Islands Holding Corp.	106,000	188,161

Uni-President China Holdings Ltd.	1,149,000	1,153,525

Want Want China Holdings Ltd.	1,624,000	1,157,493

Xinyi Solar Holdings Ltd.	5,054,400	3,207,781

		8,460,921

Denmark — 0.6%

Carlsberg A/S, Class B	12,323	1,554,583

Chr Hansen Holding A/S (a)	35,226	3,037,317

DSV Panalpina A/S	5,090	528,852

		5,120,752

Finland — 2.2%

Elisa OYJ	70,124	4,261,317

Fortum OYJ	162,224	2,688,078

Kesko OYJ, Class B	238,080	3,879,301

Neste OYJ	102,507	3,620,091

Orion OYJ, Class B	15,452	785,245

Stora Enso OYJ, Class R	154,751	1,820,578

UPM-Kymmene OYJ	131,633	3,610,059

		20,664,669

France — 4.6%

Air Liquide SA (a)	25,273	3,211,045

Arkema SA	25,430	2,116,617

Atos SE*	23,552	1,684,303

Capgemini SE	33,663	3,164,685

Casino Guichard Perrachon SA (a)	21,117	792,667

Covivio, REIT	9,694	608,797

Dassault Systemes SE	25,688	3,762,533

Eiffage SA	36,656	2,995,595

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

France — continued

Eutelsat Communications SA	34,728	388,825

Faurecia SE	13,830	495,549

Gecina SA, REIT	19,834	2,602,439

Kering SA	1,323	673,016

Orange SA	166,538	2,023,277

Pernod Ricard SA	20,548	3,137,592

Peugeot SA	170,117	2,411,519

Safran SA	21,513	2,000,088

Schneider Electric SE*	9,253	855,092

SCOR SE	16,687	470,151

Sodexo SA (a)	5,074	405,644

TOTAL SA	64,437	2,287,025

Veolia Environnement SA (a)	40,101	854,892

Vinci SA	31,648	2,592,668

Vivendi SA (a)	130,983	2,830,956

		42,364,975

Germany — 2.8%

Beiersdorf AG	2,774	290,239

Deutsche Lufthansa AG (Registered)* (a)	32,616	292,001

Deutsche Telekom AG (Registered)	247,604	3,619,880

Evonik Industries AG	97,137	2,389,613

Fraport AG Frankfurt Airport Services Worldwide (a)	42,939	1,880,877

Fresenius Medical Care AG & Co. KGaA	40,624	3,183,727

Hannover Rueck SE	22,369	3,564,157

Hella GmbH & Co. KGaA	20,758	763,667

Infineon Technologies AG	51,626	959,776

Merck KGaA	9,404	1,091,414

ProSiebenSat.1 Media SE	100,275	1,002,113

SAP SE	32,215	3,837,042

Telefonica Deutschland Holding AG	462,626	1,316,062

Uniper SE	43,521	1,170,821

		25,361,389

Hong Kong — 5.1%

ASM Pacific Technology Ltd.	273,400	2,762,627

Cathay Pacific Airways Ltd. (a)	796,000	943,598

CK Infrastructure Holdings Ltd.	474,000	2,815,567

CLP Holdings Ltd.	383,500	4,105,033

Hong Kong & China Gas Co. Ltd.	1,962,103	3,516,481

Hutchison Port Holdings Trust	3,596,500	466,106

Jardine Matheson Holdings Ltd.	34,600	1,515,520

Jardine Strategic Holdings Ltd.	53,600	1,152,234

Link, REIT	355,500	3,169,015

Melco International Development Ltd.	203,000	379,471

MTR Corp. Ltd.	688,500	3,814,516

INVESTMENTS	SHARES	VALUE($)

Hong Kong — continued

New World Development Co. Ltd.	1,034,000	1,221,613

PCCW Ltd.	4,832,000	2,960,009

Power Assets Holdings Ltd.	562,000	3,765,553

Swire Pacific Ltd., Class A	349,500	2,272,859

Techtronic Industries Co. Ltd.	498,000	3,776,090

WH Group Ltd. (b)	2,297,500	2,191,248

Wheelock & Co. Ltd.	203,000	1,487,785

Xinyi Glass Holdings Ltd.	3,022,000	3,499,950

Yue Yuen Industrial Holdings Ltd.	800,000	1,276,127

		47,091,402

Indonesia — 0.0% (c)

First Pacific Co. Ltd.	490,000	101,252

Ireland — 0.2%

CRH plc	40,881	1,240,274

Flutter Entertainment plc	7,670	943,199

		2,183,473

Italy — 2.0%

Assicurazioni Generali SpA	86,985	1,240,985

Banca Mediolanum SpA	77,609	474,236

Davide Campari-Milano SpA	291,547	2,266,009

Enel SpA	103,113	704,308

Eni SpA	167,919	1,599,653

Hera SpA	219,362	812,022

Italgas SpA	435,678	2,441,027

Poste Italiane SpA (b)	168,043	1,429,525

Recordati SpA	35,002	1,524,257

Snam SpA	462,468	2,074,581

Terna Rete Elettrica Nazionale SpA	609,129	3,814,327

		18,380,930

Japan — 26.8%

Advantest Corp.	88,000	4,269,888

Alfresa Holdings Corp.	86,200	1,718,946

ANA Holdings, Inc.*	67,600	1,436,499

Aozora Bank Ltd.	92,100	1,639,024

Asahi Kasei Corp.	88,400	627,152

Astellas Pharma, Inc.	253,300	4,189,367

Bandai Namco Holdings, Inc.	43,000	2,148,557

Brother Industries Ltd.	59,500	1,008,436

Canon Marketing Japan, Inc.	102,300	1,968,940

Capcom Co. Ltd.	146,500	4,490,584

Casio Computer Co. Ltd.	92,900	1,466,133

Central Japan Railway Co.	19,500	3,068,412

Chubu Electric Power Co., Inc.	275,400	3,724,504

Chugai Pharmaceutical Co. Ltd.	36,600	4,362,783

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	117

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Chugoku Electric Power Co., Inc. (The)	291,000	3,915,425

COMSYS Holdings Corp.	143,700	3,951,424

Cosmo Energy Holdings Co. Ltd.	157,700	2,369,119

Dai Nippon Printing Co. Ltd.	50,200	1,058,423

Daicel Corp.	92,400	750,051

Daiwa Securities Group, Inc.	409,400	1,702,462

Denka Co. Ltd.	39,400	951,895

DIC Corp.	91,600	2,127,181

Electric Power Development Co. Ltd.	144,500	2,892,042

FamilyMart Co. Ltd.	46,900	795,313

Fuji Media Holdings, Inc.	63,800	633,759

FUJIFILM Holdings Corp.	72,700	3,462,887

Gunma Bank Ltd. (The)	207,900	665,624

Hachijuni Bank Ltd. (The)	188,200	672,035

Hankyu Hanshin Holdings, Inc.	101,300	3,465,760

Hikari Tsushin, Inc.	16,800	3,251,308

Hitachi Capital Corp.	15,300	295,911

Hoya Corp.	9,000	820,740

Idemitsu Kosan Co. Ltd.	73,737	1,675,527

Iida Group Holdings Co. Ltd.	43,900	583,101

Inpex Corp.	299,100	1,930,719

ITOCHU Corp.	93,300	1,829,157

Itochu Techno-Solutions Corp.	107,900	3,296,839

J Front Retailing Co. Ltd.	80,900	659,986

Japan Airlines Co. Ltd.	118,400	2,111,995

Japan Petroleum Exploration Co. Ltd.	77,000	1,323,436

Japan Post Holdings Co. Ltd.	373,700	2,989,186

JXTG Holdings, Inc.	857,900	3,041,565

Kaneka Corp.	9,200	237,961

Kansai Electric Power Co., Inc. (The)	275,400	2,822,069

KDDI Corp.	140,100	4,057,898

Keisei Electric Railway Co. Ltd.	29,800	898,897

Kirin Holdings Co. Ltd.	74,300	1,433,860

K’s Holdings Corp.	319,800	3,484,086

Kuraray Co. Ltd.	1,400	14,005

Lintec Corp.	76,900	1,650,231

Mani, Inc.	54,500	1,213,866

Marubeni Corp.	562,500	2,708,910

Matsui Securities Co. Ltd.	102,100	745,250

Mebuki Financial Group, Inc.	231,400	486,093

Medipal Holdings Corp.	143,900	2,775,998

Mitsubishi Chemical Holdings Corp.	124,100	705,334

Mitsubishi Corp.	34,200	725,313

Mitsubishi Gas Chemical Co., Inc.	255,900	3,134,990

Mitsubishi Heavy Industries Ltd.	94,500	2,423,323

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Mitsubishi UFJ Lease & Finance Co. Ltd.	174,000	830,856

Mitsui & Co. Ltd.	129,100	1,802,022

Mochida Pharmaceutical Co. Ltd.	92,100	3,603,487

MS&AD Insurance Group Holdings, Inc.	91,700	2,641,885

Nagoya Railroad Co. Ltd.	19,200	549,431

Nifco, Inc.	30,500	588,918

Nintendo Co. Ltd.	7,600	3,138,225

Nippo Corp.	139,800	3,143,902

Nippon Express Co. Ltd.	2,800	136,758

Nippon Paper Industries Co. Ltd.	93,800	1,339,500

Nippon Shokubai Co. Ltd.	36,600	1,728,482

Nippon Telegraph & Telephone Corp.	168,500	3,837,358

Nipro Corp.	69,900	781,807

Nissan Motor Co. Ltd.	1,800	6,127

Nisshin Seifun Group, Inc.	55,300	859,256

Nissin Foods Holdings Co. Ltd.	50,600	4,159,498

Nomura Real Estate Holdings, Inc.	71,100	1,156,104

Nomura Research Institute Ltd.	154,100	3,772,526

NTT DOCOMO, Inc.	147,000	4,332,270

Open House Co. Ltd.	34,100	743,316

ORIX Corp.	207,000	2,435,872

Osaka Gas Co. Ltd.	173,400	3,229,022

Rakuten, Inc.	228,200	1,934,961

Resona Holdings, Inc.	675,100	2,108,362

Sankyo Co. Ltd.	56,200	1,543,056

Sawai Pharmaceutical Co. Ltd.	50,900	2,779,359

SBI Holdings, Inc.	88,600	1,654,812

SCSK Corp.	33,600	1,521,052

Sekisui Chemical Co. Ltd.	146,400	1,855,488

Sekisui House Ltd.	201,900	3,463,536

Shionogi & Co. Ltd.	56,500	3,120,355

Ship Healthcare Holdings, Inc.	13,900	628,653

Showa Denko KK	94,700	2,072,789

SKY Perfect JSAT Holdings, Inc.	183,400	689,466

Skylark Holdings Co. Ltd.	148,800	2,199,488

Softbank Corp.	62,600	852,485

SoftBank Group Corp.	42,700	1,830,235

Sojitz Corp.	1,185,400	2,743,417

Sony Corp.	38,300	2,464,763

Sugi Holdings Co. Ltd.	26,200	1,579,913

Sumitomo Dainippon Pharma Co. Ltd.	66,400	918,686

Sumitomo Mitsui Financial Group, Inc.	66,100	1,738,247

Sumitomo Osaka Cement Co. Ltd.	75,400	2,453,593

Suzuken Co. Ltd.	29,100	1,121,468

Taisho Pharmaceutical Holdings Co. Ltd.	14,800	924,649

Teijin Ltd.	181,100	2,888,136

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

TIS, Inc.	98,100	1,870,707

Tobu Railway Co. Ltd.	50,200	1,702,787

Toho Co. Ltd.	2,700	88,419

Toho Gas Co. Ltd.	36,400	1,788,502

Tohoku Electric Power Co., Inc.	276,900	2,606,183

Tokuyama Corp.	57,500	1,213,249

Tokyo Century Corp.	10,400	355,513

Tokyo Electric Power Co. Holdings, Inc.*	621,400	2,091,826

Tokyo Electron Ltd.	5,400	1,150,097

Tokyo Gas Co. Ltd.	148,000	3,247,996

Tosoh Corp.	81,700	998,516

Toyo Suisan Kaisha Ltd.	77,000	3,702,688

Toyota Industries Corp.	74,200	3,734,756

Tsumura & Co.	84,900	2,348,532

Ube Industries Ltd.	124,700	2,091,145

USS Co. Ltd.	41,200	652,396

Welcia Holdings Co. Ltd.	24,300	1,764,140

West Japan Railway Co.	28,300	1,748,873

Yamada Denki Co. Ltd.	285,000	1,351,514

Yamaguchi Financial Group, Inc.	12,400	66,827

Yokohama Rubber Co. Ltd. (The)	148,800	1,892,574

Zeon Corp.	100,600	881,476

		246,112,486

Jordan — 0.5%

Hikma Pharmaceuticals plc	166,094	4,946,953

Luxembourg — 0.1%

RTL Group SA	33,007	1,099,169

Macau — 0.2%

Sands China Ltd.	464,712	1,881,385

Netherlands — 2.7%

Aegon NV	459,114	1,187,566

Altice Europe NV*	121,571	485,032

ASR Nederland NV	34,170	919,280

Heineken Holding NV (a)	40,859	3,183,526

Koninklijke Ahold Delhaize NV (a)	127,832	3,103,807

Koninklijke DSM NV	9,442	1,157,230

Koninklijke KPN NV (a)	1,007,855	2,321,435

Koninklijke Philips NV	70,241	3,061,981

NN Group NV	91,562	2,648,666

Royal Dutch Shell plc, Class A	142,770	2,350,603

Wolters Kluwer NV (a)	54,959	4,042,424

		24,461,550

New Zealand — 1.1%

Fisher & Paykel Healthcare Corp. Ltd.	184,616	3,084,333

INVESTMENTS	SHARES	VALUE($)

New Zealand — continued

Spark New Zealand Ltd.	1,424,880	3,856,174

Xero Ltd.*	61,764	3,157,744

		10,098,251

Norway — 1.3%

Aker BP ASA	51,829	850,902

Equinor ASA	134,042	1,856,056

Mowi ASA	169,020	2,894,808

Orkla ASA	268,126	2,421,950

Salmar ASA	13,414	522,784

Telenor ASA	84,252	1,292,346

Yara International ASA	59,926	2,035,354

		11,874,200

Poland — 0.1%

Grupa Lotos SA	43,801	664,692

Portugal — 0.7%

EDP — Energias de Portugal SA	865,102	3,645,429

Galp Energia SGPS SA	62,102	716,726

Jeronimo Martins SGPS SA	99,885	1,693,405

		6,055,560

Russia — 0.4%

Evraz plc	431,277	1,429,169

Polymetal International plc	127,074	2,602,337

		4,031,506

Singapore — 2.8%

Ascendas, REIT	794,040	1,660,561

CapitaLand Commercial Trust, REIT	515,900	586,242

CapitaLand Mall Trust, REIT	2,096,900	2,789,931

ComfortDelGro Corp. Ltd.	1,014,200	1,182,378

Golden Agri-Resources Ltd.*	6,820,400	750,029

Keppel Corp. Ltd.	815,500	3,442,818

Mapletree Commercial Trust, REIT	1,074,600	1,479,706

Mapletree Industrial Trust, REIT	313,600	563,024

Mapletree Logistics Trust, REIT	688,200	871,762

Mapletree North Asia Commercial Trust, REIT (b)	626,900	416,352

Sembcorp Industries Ltd.	1,092,600	1,251,690

Singapore Press Holdings Ltd.	585,200	628,419

Singapore Telecommunications Ltd.	1,512,100	3,021,535

Suntec, REIT	845,900	835,513

Venture Corp. Ltd.	258,200	2,885,561

Wilmar International Ltd.	1,414,000	3,560,852

		25,926,373

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	119

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

South Africa — 0.3%

Anglo American plc	148,646	2,643,679

South Korea — 6.0%

Celltrion, Inc.*	1,172	202,564

Daelim Industrial Co. Ltd.	34,320	2,476,327

GS Engineering & Construction Corp.	72,681	1,517,564

GS Holdings Corp.	63,636	2,002,333

Hanwha Corp.	34,716	592,154

Hanwha Solutions Corp.	23,254	278,303

Hyundai Department Store Co. Ltd.	21,261	1,268,561

Hyundai Mobis Co. Ltd.	7,369	1,041,831

Industrial Bank of Korea	219,259	1,428,336

Kakao Corp.	28,402	4,292,079

Kangwon Land, Inc.	76,987	1,591,110

KCC Corp.	2,611	355,369

KCC Glass Corp.*	2,362	55,926

Korea Gas Corp.	57,399	1,267,748

Korea Zinc Co. Ltd.	3,117	990,689

Korean Air Lines Co. Ltd.*	6,825	111,710

KT&G Corp.	6,674	445,606

LG Corp.	56,304	2,865,001

LG Uplus Corp.	196,732	2,160,328

NAVER Corp.	17,709	2,871,170

NCSoft Corp.	7,521	3,984,997

POSCO	15,672	2,368,124

Samsung Electronics Co. Ltd.	98,848	4,064,389

Samsung SDS Co. Ltd.	2,845	379,533

SK Holdings Co. Ltd.	7,784	1,161,887

SK Hynix, Inc.	52,198	3,592,139

SK Innovation Co. Ltd.	24,960	2,013,517

SK Networks Co. Ltd.	103,063	456,890

SK Telecom Co. Ltd.	10,634	1,848,230

SKC Co. Ltd.	61,918	2,526,515

Woori Financial Group, Inc.	240,431	1,665,092

Yuhan Corp.	73,511	2,855,936

		54,731,958

Spain — 1.8%

Acciona SA	12,399	1,228,925

Amadeus IT Group SA	30,249	1,443,861

Enagas SA	127,344	2,972,431

Endesa SA	157,265	3,488,166

Ferrovial SA	33,402	836,381

Iberdrola SA	275,949	2,745,082

Naturgy Energy Group SA	143,131	2,528,768

Repsol SA	101,487	921,180

		16,164,794

INVESTMENTS	SHARES	VALUE($)

Sweden — 3.9%

Boliden AB (a)	160,660	3,238,489

Castellum AB	86,633	1,519,527

Hennes & Mauritz AB, Class B (a)	201,794	2,758,443

Hexagon AB, Class B*	75,892	3,724,168

ICA Gruppen AB (a)	75,469	3,302,178

Investor AB, Class B	81,354	4,043,148

Securitas AB, Class B	230,379	2,725,891

Skanska AB, Class B*	163,946	3,119,192

Svenska Cellulosa AB SCA, Class B*	17,268	183,157

Swedish Match AB	69,333	4,284,535

Tele2 AB, Class B	278,408	3,589,966

Telia Co. AB (a)	820,939	2,854,376

Trelleborg AB, Class B*	68,416	871,204

		36,214,274

Switzerland — 2.0%

Baloise Holding AG (Registered)	18,601	2,783,034

EMS-Chemie Holding AG (Registered)	466	301,349

Flughafen Zurich AG (Registered)*	2,925	361,725

Kuehne + Nagel International AG (Registered)	5,524	790,165

Novartis AG (Registered)	39,028	3,330,590

Roche Holding AG	12,508	4,331,488

Sonova Holding AG (Registered)	16,656	3,008,302

Swisscom AG (Registered)	7,542	3,918,766

		18,825,419

United Kingdom — 17.5%

3i Group plc	228,629	2,246,021

Admiral Group plc	126,453	3,689,974

Ashmore Group plc	137,084	653,594

Ashtead Group plc	102,886	2,810,357

Associated British Foods plc	12,332	292,754

AstraZeneca plc	19,641	2,054,293

Auto Trader Group plc (b)	596,043	3,431,126

Avast plc (b)	217,993	1,255,632

AVEVA Group plc	52,961	2,377,010

Babcock International Group plc	382,486	2,025,902

Barratt Developments plc	409,586	2,670,238

Bellway plc	79,890	2,673,228

Berkeley Group Holdings plc	73,270	3,846,168

BP plc	600,703	2,367,021

British American Tobacco plc	91,189	3,514,812

BT Group plc	1,480,417	2,157,741

Bunzl plc	38,858	843,404

Centrica plc	3,583,539	1,792,334

CK Hutchison Holdings Ltd.	421,542	3,124,544

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United Kingdom — continued

Compass Group plc	152,678	2,569,175

ConvaTec Group plc (b)	1,222,995	3,266,529

Croda International plc	41,282	2,531,401

Derwent London plc, REIT	79,534	3,107,733

Diageo plc	55,595	1,914,128

Direct Line Insurance Group plc	397,834	1,355,436

Experian plc	121,924	3,661,423

Fiat Chrysler Automobiles NV	82,059	711,775

GlaxoSmithKline plc	196,854	4,106,886

Halma plc	161,111	4,235,671

IMI plc	110,135	1,145,193

Inchcape plc	228,679	1,440,471

Informa plc	288,231	1,592,148

InterContinental Hotels Group plc	53,516	2,437,799

International Consolidated Airlines Group SA	252,337	703,867

Intertek Group plc	15,158	904,618

John Wood Group plc	634,515	1,606,647

Land Securities Group plc, REIT	166,444	1,387,987

Legal & General Group plc	1,195,018	3,072,392

London Stock Exchange Group plc	36,852	3,449,232

Meggitt plc	520,961	1,824,227

Micro Focus International plc	313,712	1,859,933

Mondi plc	143,085	2,526,783

National Grid plc	322,017	3,773,638

Next plc	31,676	1,885,947

Pearson plc	369,003	2,127,910

Pennon Group plc	306,542	4,221,036

Persimmon plc	109,272	3,027,519

Phoenix Group Holdings plc	205,995	1,563,157

RELX plc	169,427	3,822,579

Rentokil Initial plc	650,961	3,872,967

Rightmove plc	151,005	944,150

Sage Group plc (The)	440,905	3,545,978

Segro plc, REIT	379,949	3,982,447

Severn Trent plc	14,687	440,721

Smith & Nephew plc	173,011	3,385,670

Smiths Group plc	199,208	3,101,754

Spirax-Sarco Engineering plc	9,374	1,025,886

SSE plc	100,744	1,580,208

Standard Chartered plc	381,890	1,951,338

Tate & Lyle plc	403,701	3,617,310

Taylor Wimpey plc	1,533,423	2,831,989

Unilever NV	36,489	1,817,127

Unilever plc	65,650	3,380,462

United Utilities Group plc	332,891	3,768,281

Vodafone Group plc	1,954,789	2,757,573

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

Wm Morrison Supermarkets plc	1,124,640	2,584,619

WPP plc	82,819	642,603

		160,890,476

United States — 0.3%

Carnival plc	71,424	984,239

Ferguson plc	22,013	1,587,188

		2,571,427

Total Common Stocks (Cost $1,064,961,141)		909,667,000

Short-Term Investments — 2.5%

Investment Companies — 0.1%

JPMorgan Prime Money Market Fund Class IM Shares, 0.69% (d) (e) (Cost $908,241)	907,608	908,334

Investment of Cash Collateral from Securities Loaned — 2.4%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (d) (e)	16,003,300	16,006,501

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (d) (e)	6,030,031	6,030,031

Total Investment of Cash Collateral from Securities Loaned (Cost $22,031,031)		22,036,532

Total Short-Term Investments (Cost $22,939,272)		22,944,866

Total Investments — 101.4% (Cost $1,087,900,413)		932,611,866

Liabilities in Excess of Other Assets — (1.4)%		(13,004,256)

NET ASSETS — 100.0%		919,607,610

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	5.1%

Electric Utilities	5.0

Diversified Telecommunication Services	5.0

Oil, Gas & Consumable Fuels	4.8

Chemicals	4.5

Metals & Mining	4.0

Equity Real Estate Investment Trusts (REITs)	3.5

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	121

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INDUSTRY	PERCENTAGE

Insurance	3.2%

Food Products	3.1

Gas Utilities	2.8

Health Care Equipment & Supplies	2.8

Household Durables	2.7

Food & Staples Retailing	2.6

Construction & Engineering	2.2

Software	2.1

Wireless Telecommunication Services	2.1

Road & Rail	2.0

Industrial Conglomerates	2.0

Hotels, Restaurants & Leisure	1.9

IT Services	1.8

Semiconductors & Semiconductor Equipment	1.7

Health Care Providers & Services	1.7

Trading Companies & Distributors	1.7

Beverages	1.6

Entertainment	1.6

Electronic Equipment, Instruments & Components	1.4

Professional Services	1.3

Banks	1.3

Commercial Services & Supplies	1.3

Capital Markets	1.3

Auto Components	1.3

Interactive Media & Services	1.2

Specialty Retail	1.2

Multi-Utilities	1.2

Technology Hardware, Storage & Peripherals	1.1

INDUSTRY	PERCENTAGE

Diversified Financial Services	1.0%

Paper & Forest Products	1.0

Media	1.0

Machinery	1.0

Others (each less than 1.0%)	9.5

Short-Term Investments	2.4

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

(a)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $20,708,564.
(b)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts
MSCI EAFE E-Mini Index	114	06/2020	USD	9,334,320	1,187,219

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%

Aerospace & Defense — 1.1%

Curtiss-Wright Corp.	8,374	867,965

Howmet Aerospace, Inc.	64,131	838,192

Lockheed Martin Corp.	6,855	2,667,006

Northrop Grumman Corp.	111	36,705

Raytheon Technologies Corp.	31,577	2,046,505

		6,456,373

Automobiles & Parts — 1.0%

Ford Motor Co. (a)	176,487	898,319

Gentex Corp.	95,023	2,303,358

Genuine Parts Co.	8,990	712,727

Harley-Davidson, Inc. (a)	45,164	985,930

Lear Corp.	9,265	904,727

		5,805,061

Banks — 1.4%

Bank of America Corp.	21,974	528,475

Bank of Hawaii Corp.	7,352	501,259

Citizens Financial Group, Inc.	11,610	259,948

Fifth Third Bancorp (a)	64,309	1,201,935

Huntington Bancshares, Inc.	166,722	1,540,511

KeyCorp	25,051	291,844

People’s United Financial, Inc.	43,072	546,584

Popular, Inc. (Puerto Rico)	12,813	494,454

Regions Financial Corp.	28,610	307,557

Truist Financial Corp.	36,999	1,380,803

Umpqua Holdings Corp.	33,419	418,573

US Bancorp	14,829	541,259

Wells Fargo & Co.	13,858	402,575

		8,415,777

Beverages — 1.7%

Brown-Forman Corp., Class B (a)	35,575	2,212,765

Coca-Cola Co. (The)	47,474	2,178,582

Keurig Dr Pepper, Inc. (a)	50,721	1,342,078

Molson Coors Beverage Co., Class B	29,352	1,203,725

Monster Beverage Corp.*	7,171	443,239

PepsiCo, Inc.	19,213	2,541,688

		9,922,077

Chemicals — 6.1%

Air Products & Chemicals, Inc.	11,545	2,604,321

Ashland Global Holdings, Inc.	29,708	1,832,687

Axalta Coating Systems Ltd.*	18,664	368,427

Cabot Corp.	22,046	747,139

Celanese Corp.	26,778	2,224,448

CF Industries Holdings, Inc.	68,085	1,872,338

INVESTMENTS	SHARES	VALUE($)

Chemicals — continued

Dow, Inc. (a)	46,586	1,709,240

Eastman Chemical Co.	35,133	2,125,898

Ecolab, Inc.	12,802	2,477,187

FMC Corp.	20,215	1,857,759

Huntsman Corp.	132,508	2,227,459

International Flavors & Fragrances, Inc. (a)	10,300	1,349,609

Linde plc (United Kingdom)	13,284	2,444,123

LyondellBasell Industries NV, Class A	35,123	2,035,378

NewMarket Corp.	4,591	1,888,921

Olin Corp.	3,563	47,566

PPG Industries, Inc.	21,358	1,939,947

RPM International, Inc.	37,730	2,505,649

Scotts Miracle-Gro Co. (The)	23,885	2,962,457

Westlake Chemical Corp.	6,771	294,200

WR Grace & Co.	6,142	290,087

		35,804,840

Construction & Materials — 0.5%

Carrier Global Corp.*	9,953	176,267

Sherwin-Williams Co. (The)	3,070	1,646,656

Trane Technologies plc	13,445	1,175,362

		2,998,285

Electricity — 8.8%

AES Corp. (The)	145,508	1,927,981

Alliant Energy Corp.	33,592	1,630,892

American Electric Power Co., Inc.	28,428	2,362,651

Avangrid, Inc. (a)	22,696	975,928

CMS Energy Corp. (a)	41,966	2,395,839

Consolidated Edison, Inc.	32,172	2,535,153

Dominion Energy, Inc.	32,425	2,500,940

DTE Energy Co.	20,330	2,109,034

Entergy Corp.	21,726	2,075,050

Evergy, Inc.	38,849	2,269,947

Eversource Energy	29,318	2,365,963

Exelon Corp.	58,904	2,184,160

FirstEnergy Corp.	56,959	2,350,698

Hawaiian Electric Industries, Inc. (a)	36,791	1,452,141

IDACORP, Inc.	23,674	2,172,800

NextEra Energy, Inc.	10,032	2,318,596

NRG Energy, Inc.	20,551	689,075

OGE Energy Corp. (a)	65,877	2,076,443

Pinnacle West Capital Corp.	28,374	2,184,514

PPL Corp.	84,630	2,151,295

Public Service Enterprise Group, Inc.	49,406	2,505,378

Southern Co. (The)	42,029	2,384,305

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	123

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Electricity — continued

Vistra Energy Corp.	131,941	2,578,127

Xcel Energy, Inc.	40,708	2,587,400

		50,784,310

Electronic & Electrical Equipment — 0.9%

AMETEK, Inc.	12,539	1,051,646

Amphenol Corp., Class A	15,026	1,326,195

Emerson Electric Co.	9,709	553,704

Hubbell, Inc.	5,931	737,994

Roper Technologies, Inc.	4,761	1,623,644

		5,293,183

Financial Services — 3.1%

Ally Financial, Inc.	75,285	1,233,921

American Express Co.	9,001	821,341

Ameriprise Financial, Inc.	3,863	444,013

Capital One Financial Corp.	7,950	514,842

Discover Financial Services	12,368	531,453

Fidelity National Financial, Inc.	48,140	1,302,187

Intercontinental Exchange, Inc.	12,377	1,107,123

Mastercard, Inc., Class A	6,231	1,713,338

Moody’s Corp.	2,868	699,505

Morgan Stanley	8,713	343,553

Nasdaq, Inc.	5,024	550,982

Raymond James Financial, Inc.	5,953	392,422

S&P Global, Inc.	5,045	1,477,580

Santander Consumer USA Holdings, Inc. (a)	102,857	1,603,541

Synchrony Financial	73,612	1,456,781

Visa, Inc., Class A	8,045	1,437,802

Western Union Co. (The)	102,403	1,952,825

		17,583,209

Fixed Line Telecommunications — 1.3%

AT&T, Inc.	72,098	2,196,826

CenturyLink, Inc.	210,400	2,234,448

GCI Liberty, Inc., Class A*	9,201	559,697

Verizon Communications, Inc.	46,804	2,688,890

		7,679,861

Food & Drug Retailers — 1.0%

AmerisourceBergen Corp.	13,594	1,218,838

Kroger Co. (The)	22,774	719,886

McKesson Corp.	6,325	893,406

Sysco Corp.	31,002	1,744,483

Walgreens Boots Alliance, Inc.	22,634	979,826

		5,556,439

INVESTMENTS	SHARES	VALUE($)

Food Producers — 3.7%

Campbell Soup Co.	36,087	1,803,628

Flowers Foods, Inc.	72,470	1,614,632

General Mills, Inc.	51,699	3,096,253

Hershey Co. (The)	17,617	2,333,020

Hormel Foods Corp. (a)	60,585	2,838,407

JM Smucker Co. (The)	7,352	844,819

Kellogg Co.	30,232	1,980,196

Lamb Weston Holdings, Inc.	3,786	232,309

McCormick & Co., Inc. (Non-Voting)	16,330	2,561,197

Mondelez International, Inc., Class A	47,971	2,467,628

Tyson Foods, Inc., Class A	28,333	1,762,029

		21,534,118

Forestry & Paper — 0.6%

Domtar Corp.	55,525	1,297,064

International Paper Co.	68,718	2,353,592

		3,650,656

Gas, Water & Multiutilities — 2.4%

Ameren Corp.	32,113	2,336,221

American Water Works Co., Inc.	20,512	2,496,105

Duke Energy Corp.	27,666	2,342,203

National Fuel Gas Co. (a)	49,941	2,047,581

Sempra Energy	18,156	2,248,621

UGI Corp.	12,512	377,612

WEC Energy Group, Inc. (a)	27,474	2,487,771

		14,336,114

General Industrials — 1.6%

Avery Dennison Corp.	21,344	2,356,164

Ball Corp.	1,376	90,252

Carlisle Cos., Inc.	9,946	1,203,068

Eaton Corp. plc	27,990	2,337,165

Honeywell International, Inc.	9,302	1,319,954

ITT, Inc.	29,500	1,555,240

Parker-Hannifin Corp.	4,918	777,634

Sonoco Products Co.	1,261	61,587

		9,701,064

General Retailers — 6.1%

AutoZone, Inc.*	1,838	1,875,348

Best Buy Co., Inc.	25,635	1,966,974

Burlington Stores, Inc.*	2,027	370,313

Costco Wholesale Corp.	8,402	2,545,806

Dick’s Sporting Goods, Inc. (a)	53,794	1,581,006

Dollar General Corp.	16,853	2,954,331

Dollar Tree, Inc.*	8,655	689,544

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

General Retailers — continued

eBay, Inc.	61,666	2,456,157

Foot Locker, Inc. (a)	39,715	1,017,896

Gap, Inc. (The)	16,319	132,510

H&R Block, Inc.	82,680	1,376,622

Home Depot, Inc. (The)	11,627	2,555,963

KAR Auction Services, Inc.	45,013	674,295

Kohl’s Corp.	38,328	707,535

Lowe’s Cos., Inc.	19,021	1,992,450

Macy’s, Inc. (a)	60,325	353,504

Nordstrom, Inc. (a)	11,081	208,101

Ross Stores, Inc.	17,851	1,630,867

Target Corp.	22,035	2,418,121

TJX Cos., Inc. (The)	41,968	2,058,530

Tractor Supply Co.	25,021	2,537,880

Walmart, Inc.	22,371	2,719,195

Williams-Sonoma, Inc. (a)	15,331	948,069

		35,771,017

Health Care Equipment & Services — 7.7%

Anthem, Inc.	8,669	2,433,648

Baxter International, Inc.	30,244	2,685,062

Becton Dickinson and Co.	6,989	1,764,932

Cigna Corp.	13,830	2,707,638

Danaher Corp.	13,049	2,132,990

Edwards Lifesciences Corp.*	9,200	2,001,000

HCA Healthcare, Inc.	16,419	1,804,120

Hill-Rom Holdings, Inc.	24,499	2,755,893

Humana, Inc.	7,150	2,730,013

IDEXX Laboratories, Inc.*	8,473	2,352,105

Laboratory Corp. of America Holdings*	14,245	2,342,590

Medtronic plc	25,195	2,459,788

Quest Diagnostics, Inc.	23,911	2,632,840

STERIS plc	9,905	1,411,463

Stryker Corp.	12,082	2,252,447

Thermo Fisher Scientific, Inc.	8,716	2,917,071

UnitedHealth Group, Inc.	9,200	2,690,724

Universal Health Services, Inc., Class B	18,235	1,927,257

Varian Medical Systems, Inc.*	7,122	814,614

Zimmer Biomet Holdings, Inc.	15,885	1,901,434

		44,717,629

Household Goods & Home Construction — 3.3%

Church & Dwight Co., Inc.	33,061	2,313,939

Clorox Co. (The)	15,611	2,910,515

DR Horton, Inc.	34,542	1,631,073

Fortune Brands Home & Security, Inc.	15,919	767,296

INVESTMENTS	SHARES	VALUE($)

Household Goods & Home Construction — continued

Leggett & Platt, Inc.	46,220	1,623,709

Lennar Corp., Class A	32,080	1,606,246

NVR, Inc.*	691	2,142,100

Procter & Gamble Co. (The)	22,394	2,639,581

PulteGroup, Inc.	62,439	1,765,150

Toll Brothers, Inc.	37,976	912,183

Whirlpool Corp. (a)	3,344	373,659

		18,685,451

Industrial Engineering — 1.5%

Caterpillar, Inc.	5,837	679,310

Crane Co.	1,889	102,856

Cummins, Inc.	15,061	2,462,473

Dover Corp.	10,789	1,010,390

IDEX Corp.	6,154	945,439

Illinois Tool Works, Inc.	9,995	1,624,188

Otis Worldwide Corp.*	4,976	253,328

PACCAR, Inc.	9,677	669,939

Rockwell Automation, Inc.	6,464	1,224,799

		8,972,722

Industrial Metals & Mining — 1.5%

Arconic Corp.*	16,194	141,212

Nucor Corp.	48,856	2,012,379

Reliance Steel & Aluminum Co.	24,823	2,223,644

Southern Copper Corp. (Peru) (a)	69,651	2,259,478

Steel Dynamics, Inc. (a)	85,853	2,083,652

		8,720,365

Industrial Transportation — 0.7%

CH Robinson Worldwide, Inc.	10,984	778,766

CSX Corp.	10,195	675,215

Kansas City Southern	3,815	498,048

Norfolk Southern Corp.	6,730	1,151,503

Union Pacific Corp.	8,955	1,430,920

		4,534,452

Leisure Goods — 1.4%

Activision Blizzard, Inc.	20,548	1,309,524

Electronic Arts, Inc.*	12,485	1,426,536

Garmin Ltd.	28,211	2,289,605

Hasbro, Inc.	23,873	1,723,869

Take-Two Interactive Software, Inc.*	9,896	1,197,911

		7,947,445

Life Insurance — 0.7%

Aflac, Inc.	32,089	1,194,994

Globe Life, Inc. (a)	17,394	1,432,222

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	125

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Life Insurance — continued

MetLife, Inc.	9,058	326,813

Principal Financial Group, Inc.	11,335	412,707

Prudential Financial, Inc.	4,896	305,364

		3,672,100

Media — 1.8%

Cable One, Inc.	78	149,203

Comcast Corp., Class A	42,421	1,596,302

DISH Network Corp., Class A*	3,651	91,330

FactSet Research Systems, Inc.	9,056	2,490,400

Fox Corp., Class A	17,111	442,662

Interpublic Group of Cos., Inc. (The)	51,577	875,777

John Wiley & Sons, Inc., Class A	6,672	250,534

Liberty Media Corp.-Liberty SiriusXM, Class A*	8,786	296,176

Nexstar Media Group, Inc., Class A (a)	10,432	730,657

Omnicom Group, Inc.	22,081	1,259,279

Sinclair Broadcast Group, Inc., Class A (a)	48,232	851,295

Walt Disney Co. (The)	18,201	1,968,438

		11,002,053

Mining — 1.1%

Newmont Corp.	56,774	3,376,918

Royal Gold, Inc.	26,210	3,211,511

		6,588,429

Mobile Telecommunications — 0.9%

Telephone & Data Systems, Inc.	61,124	1,199,253

T-Mobile US, Inc.*	36,839	3,234,426

United States Cellular Corp.*	16,212	516,028

		4,949,707

Nonlife Insurance — 2.4%

Allstate Corp. (The)	8,481	862,687

American Financial Group, Inc.	4,446	294,503

Aon plc	9,284	1,603,068

Arch Capital Group Ltd.*	19,522	469,114

Assurant, Inc.	9,331	991,325

Chubb Ltd.	7,005	756,610

Cincinnati Financial Corp.	17,526	1,153,211

Hanover Insurance Group, Inc. (The)	4,902	492,063

Hartford Financial Services Group, Inc. (The)	39,297	1,492,893

Marsh & McLennan Cos., Inc.	13,763	1,339,553

Old Republic International Corp.	30,374	484,465

Progressive Corp. (The)	31,109	2,404,726

Travelers Cos., Inc. (The)	6,559	663,836

WR Berkley Corp.	19,525	1,054,350

		14,062,404

INVESTMENTS	SHARES	VALUE($)

Oil & Gas Producers — 4.3%

Cabot Oil & Gas Corp.	115,523	2,497,607

Chevron Corp.	23,501	2,162,092

ConocoPhillips	45,895	1,932,179

Devon Energy Corp.	59,845	746,267

EOG Resources, Inc.	22,757	1,081,185

EQT Corp.	71,025	1,036,255

Exxon Mobil Corp.	29,606	1,375,791

Hess Corp.	27,945	1,359,245

HollyFrontier Corp.	55,890	1,846,606

Kosmos Energy Ltd. (Ghana) (a)	107,229	176,928

Marathon Oil Corp.	142,742	873,581

Marathon Petroleum Corp.	45,395	1,456,272

Murphy Oil Corp. (a)	75,541	895,916

Noble Energy, Inc.	87,003	853,499

PBF Energy, Inc., Class A	63,308	721,711

Phillips 66	24,002	1,756,226

Pioneer Natural Resources Co.	15,335	1,369,569

Valero Energy Corp.	30,327	1,921,215

WPX Energy, Inc.* (a)	139,081	852,567

		24,914,711

Oil Equipment, Services & Distribution — 1.4%

Baker Hughes Co.	83,809	1,169,136

Helmerich & Payne, Inc.	52,618	1,040,258

Kinder Morgan, Inc.	130,918	1,993,881

ONEOK, Inc.	31,302	936,869

Patterson-UTI Energy, Inc.	179,828	663,565

Schlumberger Ltd.	22,287	374,867

Targa Resources Corp.	17,507	226,891

Williams Cos., Inc. (The)	91,497	1,772,297

		8,177,764

Personal Goods — 2.9%

Carter’s, Inc.	14,514	1,134,995

Colgate-Palmolive Co.	13,314	935,575

Estee Lauder Cos., Inc. (The), Class A	13,828	2,439,259

Hanesbrands, Inc. (a)	43,854	435,909

Kimberly-Clark Corp.	18,864	2,612,287

Lululemon Athletica, Inc.*	11,664	2,606,671

NIKE, Inc., Class B	28,365	2,472,860

Nu Skin Enterprises, Inc., Class A	5,968	174,325

PVH Corp.	8,974	441,790

Ralph Lauren Corp.	17,482	1,289,822

Tapestry, Inc.	49,066	730,102

VF Corp.	22,104	1,284,242

		16,557,837

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Pharmaceuticals & Biotechnology — 4.8%

Abbott Laboratories	31,168	2,870,261

AbbVie, Inc.	15,460	1,270,812

Amgen, Inc.	11,489	2,748,399

Biogen, Inc.*	4,218	1,252,029

Bristol-Myers Squibb Co.	36,012	2,189,890

Eli Lilly & Co.	20,090	3,106,717

Gilead Sciences, Inc.	24,035	2,018,940

Illumina, Inc.*	888	283,298

IQVIA Holdings, Inc.*	17,037	2,429,306

Johnson & Johnson	17,615	2,642,955

Merck & Co., Inc.	24,066	1,909,396

Pfizer, Inc.	55,488	2,128,520

Vertex Pharmaceuticals, Inc.*	661	166,043

Zoetis, Inc.	19,042	2,462,321

		27,478,887

Real Estate Investment & Services — 0.1%

CBRE Group, Inc., Class A*	7,005	300,725

Real Estate Investment Trusts — 3.9%

Alexandria Real Estate Equities, Inc.	6,352	997,836

American Tower Corp.	6,224	1,481,312

Apartment Investment & Management Co., Class A	21,547	811,675

AvalonBay Communities, Inc.	5,330	868,523

Boston Properties, Inc.	756	73,468

Camden Property Trust	1,258	110,792

Chimera Investment Corp.	127,729	992,454

Crown Castle International Corp.	6,699	1,068,022

Duke Realty Corp.	3,376	117,147

EPR Properties	3,917	115,238

Equity Residential (a)	13,509	878,896

Gaming and Leisure Properties, Inc.	21,322	602,133

Healthpeak Properties, Inc.	75,935	1,984,941

Medical Properties Trust, Inc.	118,773	2,035,769

MFA Financial, Inc.	201,249	352,186

New Residential Investment Corp.	157,465	958,962

Prologis, Inc.	11,237	1,002,678

Spirit Realty Capital, Inc. (a)	29,141	896,377

Starwood Property Trust, Inc.	94,718	1,225,651

STORE Capital Corp.	45,305	909,271

Two Harbors Investment Corp.	33,918	155,005

VEREIT, Inc.	234,245	1,283,663

VICI Properties, Inc. (a)	97,811	1,703,868

Vornado Realty Trust	2,421	106,088

Weingarten Realty Investors	8,072	146,830

INVESTMENTS	SHARES	VALUE($)

Real Estate Investment Trusts — continued

WP Carey, Inc.	29,364	1,931,564

		22,810,349

Software & Computer Services — 4.8%

Adobe, Inc.*	6,912	2,444,360

Alphabet, Inc., Class A*	1,368	1,842,286

Cadence Design Systems, Inc.*	30,191	2,449,396

Citrix Systems, Inc.	21,106	3,060,581

Cognizant Technology Solutions Corp., Class A	22,947	1,331,385

Facebook, Inc., Class A*	7,836	1,604,107

Hewlett Packard Enterprise Co.	16,593	166,926

InterActive Corp.*	10,389	2,321,734

International Business Machines Corp.	9,856	1,237,519

Intuit, Inc.	9,152	2,469,301

Leidos Holdings, Inc.	24,703	2,440,903

Microsoft Corp.	15,650	2,804,636

Oracle Corp.	26,632	1,410,697

VeriSign, Inc.*	13,037	2,731,121

		28,314,952

Support Services — 4.9%

Accenture plc, Class A	12,448	2,305,245

Automatic Data Processing, Inc.	7,269	1,066,290

Booz Allen Hamilton Holding Corp.	21,126	1,551,494

Broadridge Financial Solutions, Inc.	16,743	1,942,188

Cintas Corp.	9,408	2,086,976

Fastenal Co.	31,166	1,128,832

Fidelity National Information Services, Inc.	18,170	2,396,441

Fiserv, Inc.*	15,776	1,625,875

Global Payments, Inc.	13,643	2,265,011

Paychex, Inc.	17,603	1,206,158

PayPal Holdings, Inc.*	9,379	1,153,617

Republic Services, Inc.	28,135	2,204,096

Robert Half International, Inc.	30,446	1,439,183

Verisk Analytics, Inc.	2,199	336,073

Waste Management, Inc.	22,087	2,209,142

WW Grainger, Inc.	6,253	1,723,202

Xerox Holdings Corp.	77,939	1,425,504

		28,065,327

Technology Hardware & Equipment — 4.9%

Analog Devices, Inc.	17,043	1,867,913

Apple, Inc.	8,365	2,457,637

Applied Materials, Inc.	19,731	980,236

Broadcom, Inc.	4,922	1,336,914

Cisco Systems, Inc.	42,640	1,807,083

HP, Inc.	73,033	1,132,742

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	127

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Technology Hardware & Equipment — continued

Intel Corp.	27,237	1,633,675

Juniper Networks, Inc.	43,103	931,025

KLA Corp.	11,444	1,877,846

L3Harris Technologies, Inc.	12,481	2,417,570

Lam Research Corp.	8,557	2,184,431

Maxim Integrated Products, Inc.	23,761	1,306,380

Micron Technology, Inc.*	22,563	1,080,542

Motorola Solutions, Inc.	13,715	1,972,354

NetApp, Inc.	14,028	614,005

Skyworks Solutions, Inc.	8,715	905,314

Teradyne, Inc.	21,344	1,334,854

Texas Instruments, Inc.	13,336	1,547,909

Xilinx, Inc.	16,009	1,399,187

		28,787,617

Tobacco — 0.5%

Altria Group, Inc.	33,157	1,301,412

Philip Morris International, Inc.	23,968	1,788,013

		3,089,425

Travel & Leisure — 3.0%

Alaska Air Group, Inc.	2,795	90,894

Booking Holdings, Inc.*	603	892,784

Copa Holdings SA, Class A (Panama)	7,086	313,272

Darden Restaurants, Inc.	21,665	1,598,660

Delta Air Lines, Inc.	14,565	377,379

Dunkin’ Brands Group, Inc.	16,200	1,018,008

Hilton Worldwide Holdings, Inc.	21,353	1,616,636

Las Vegas Sands Corp.	24,073	1,155,986

Marriott International, Inc., Class A	13,665	1,242,695

McDonald’s Corp.	12,103	2,270,039

Royal Caribbean Cruises Ltd. (a)	8,290	387,723

Southwest Airlines Co.	36,017	1,125,531

Starbucks Corp.	27,315	2,095,880

United Airlines Holdings, Inc.*	2,748	81,286

Wyndham Destinations, Inc.	26,988	690,083

INVESTMENTS	SHARES	VALUE($)

Travel & Leisure — continued

Yum China Holdings, Inc. (China)	15,092	731,358

Yum! Brands, Inc.	22,590	1,952,454

		17,640,668

Total Common Stocks (Cost $619,593,625)		581,283,403

Short-Term Investments — 4.0%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (b) (c) (Cost $405,848)	405,848	405,848

Investment of Cash Collateral from Securities Loaned — 3.9%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (b) (c)	17,002,700	17,006,100

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (b) (c)	5,844,426	5,844,426

Total Investment of Cash Collateral from Securities Loaned (Cost $22,846,325)		22,850,526

Total Short-Term Investments (Cost $23,252,173)		23,256,374

Total Investments — 103.8% (Cost $642,845,798)		604,539,777

Liabilities in Excess of Other Assets — (3.8%)		(22,224,022)

NET ASSETS — 100.0%		582,315,755

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $21,154,150.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
S&P 500 E-Mini Index	7	06/2020	USD	1,015,438	224,098

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%

Aerospace & Defense — 0.6%

FLIR Systems, Inc.	8,246	357,876

Hexcel Corp.	7,740	267,727

Howmet Aerospace, Inc.	23,161	302,714

Huntington Ingalls Industries, Inc.	1,323	253,235

Spirit AeroSystems Holdings, Inc., Class A	3,590	79,554

		1,261,106

Automobiles & Parts — 2.0%

Aptiv plc	6,204	431,488

BorgWarner, Inc.	8,917	254,759

Gentex Corp.	34,476	835,698

Genuine Parts Co.	1,697	134,538

Harley-Davidson, Inc. (a)	22,222	485,106

Lear Corp.	5,067	494,793

Valvoline, Inc.	23,161	398,138

WABCO Holdings, Inc.*	5,654	759,785

		3,794,305

Banks — 1.8%

Associated Banc-Corp.	3,808	53,845

Bank of Hawaii Corp.	2,671	182,109

BankUnited, Inc.	4,327	85,718

CIT Group, Inc.	5,396	102,416

Citizens Financial Group, Inc.	5,559	124,466

Comerica, Inc.	2,908	101,373

Commerce Bancshares, Inc.	950	58,130

Fifth Third Bancorp	10,112	188,993

First Horizon National Corp.	9,694	88,022

First Republic Bank	2,954	308,073

FNB Corp.	11,855	95,907

Huntington Bancshares, Inc.	67,382	622,610

KeyCorp	11,657	135,804

M&T Bank Corp.	1,737	194,683

PacWest Bancorp	3,310	66,994

People’s United Financial, Inc.	17,235	218,712

Popular, Inc. (Puerto Rico)	9,549	368,496

Prosperity Bancshares, Inc.	2,132	127,771

Regions Financial Corp.	15,491	166,528

TCF Financial Corp.	10,645	316,050

Zions Bancorp NA	4,210	133,078

		3,739,778

Beverages — 0.7%

Brown-Forman Corp., Class B	14,579	906,814

Molson Coors Beverage Co., Class B	14,994	614,904

		1,521,718

INVESTMENTS	SHARES	VALUE($)

Chemicals — 5.8%

Albemarle Corp. (a)	8,294	509,500

Ashland Global Holdings, Inc.	10,792	665,759

Axalta Coating Systems Ltd.*	36,103	712,673

Cabot Corp.	18,717	634,319

Celanese Corp.	8,216	682,503

CF Industries Holdings, Inc.	22,302	613,305

Eastman Chemical Co.	13,092	792,197

FMC Corp.	9,888	908,707

Huntsman Corp.	45,337	762,115

International Flavors & Fragrances, Inc.	7,037	922,058

NewMarket Corp.	1,797	739,358

Olin Corp. (a)	56,817	758,507

RPM International, Inc. (a)	13,801	916,524

Scotts Miracle-Gro Co. (The)	8,654	1,073,356

Univar Solutions, Inc.*	14,582	211,731

Westlake Chemical Corp.	12,124	526,788

WR Grace & Co.	11,942	564,021

		11,993,421

Construction & Materials — 1.0%

AO Smith Corp.	7,354	311,663

Armstrong World Industries, Inc.	1,811	139,592

Eagle Materials, Inc.	2,046	124,826

Jacobs Engineering Group, Inc.	1,247	103,189

Lennox International, Inc.	1,724	321,836

MDU Resources Group, Inc.	9,458	212,427

Owens Corning	4,176	181,071

Trane Technologies plc	6,627	579,332

		1,973,936

Electricity — 6.8%

AES Corp. (The)	54,527	722,483

Alliant Energy Corp.	4,470	217,018

Avangrid, Inc. (a)	6,208	266,944

CMS Energy Corp.	15,242	870,166

Consolidated Edison, Inc.	11,703	922,196

DTE Energy Co.	7,927	822,347

Entergy Corp.	7,924	756,821

Evergy, Inc.	14,112	824,564

Eversource Energy	10,693	862,925

FirstEnergy Corp.	20,743	856,064

Hawaiian Electric Industries, Inc.	21,380	843,869

IDACORP, Inc. (a)	9,484	870,442

OGE Energy Corp. (a)	24,321	766,598

Pinnacle West Capital Corp.	10,297	792,766

PPL Corp.	30,782	782,478

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	129

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Electricity — continued

Public Service Enterprise Group, Inc.	17,873	906,340

Vistra Energy Corp.	47,727	932,585

Xcel Energy, Inc.	14,843	943,421

		13,960,027

Electronic & Electrical Equipment — 1.5%

AMETEK, Inc.	7,516	630,367

Amphenol Corp., Class A	7,195	635,031

Hubbell, Inc. (a)	4,451	553,838

Keysight Technologies, Inc.*	8,466	819,255

National Instruments Corp.	1,335	51,291

nVent Electric plc	4,168	77,733

Regal Beloit Corp.	1,626	115,462

Sensata Technologies Holding plc*	5,536	201,400

		3,084,377

Financial Services — 2.2%

Ally Financial, Inc.	9,644	158,065

Ameriprise Financial, Inc.	2,278	261,833

Discover Financial Services	4,920	211,412

Element Solutions, Inc.*	55,901	572,985

Fidelity National Financial, Inc.	7,736	209,259

Invesco Ltd.	3,741	32,248

Jefferies Financial Group, Inc.	14,409	197,691

LPL Financial Holdings, Inc.	4,020	242,084

MSCI, Inc.	2,505	819,135

Nasdaq, Inc.	2,904	318,482

Navient Corp. (a)	8,784	66,934

Raymond James Financial, Inc.	3,216	211,999

Santander Consumer USA Holdings, Inc. (a)	23,947	373,334

Synchrony Financial	8,145	161,190

T. Rowe Price Group, Inc.	2,810	324,920

Western Union Co. (The)	8,979	171,230

		4,332,801

Fixed Line Telecommunications — 0.5%

CenturyLink, Inc.	59,500	631,890

GCI Liberty, Inc., Class A*	4,935	300,196

		932,086

Food & Drug Retailers — 0.5%

AmerisourceBergen Corp.	3,966	355,591

Casey’s General Stores, Inc.	3,646	552,041

		907,632

Food Producers — 4.0%

Campbell Soup Co. (a)	12,844	641,943

Flowers Foods, Inc.	41,299	920,142

INVESTMENTS	SHARES	VALUE($)

Food Producers — continued

Hershey Co. (The)	6,463	855,895

Hormel Foods Corp. (a)	12,711	595,510

Ingredion, Inc.	6,043	490,692

JM Smucker Co. (The)	8,909	1,023,733

Kellogg Co.	10,723	702,356

Lamb Weston Holdings, Inc.	10,744	659,252

McCormick & Co., Inc. (Non-Voting)	6,027	945,275

Post Holdings, Inc.*	7,836	719,737

Tyson Foods, Inc., Class A	10,945	680,669

		8,235,204

Forestry & Paper — 0.7%

Domtar Corp. (a)	27,627	645,367

International Paper Co.	22,249	762,028

		1,407,395

Gas, Water & Multiutilities — 2.9%

Ameren Corp. (a)	11,674	849,283

American Water Works Co., Inc.	7,459	907,686

Atmos Energy Corp.	8,908	908,349

National Fuel Gas Co.	20,602	844,682

NiSource, Inc.	29,110	730,952

Sempra Energy	6,652	823,850

UGI Corp.	1,699	51,276

WEC Energy Group, Inc.	10,011	906,496

		6,022,574

General Industrials — 1.5%

AptarGroup, Inc.	4,120	441,170

Avery Dennison Corp.	7,815	862,698

Carlisle Cos., Inc. (a)	872	105,477

ITT, Inc.	3,168	167,017

Packaging Corp. of America	3,662	353,932

Parker-Hannifin Corp.	2,279	360,355

Silgan Holdings, Inc.	2,887	99,601

Sonoco Products Co.	8,715	425,641

WestRock Co.	4,145	133,428

		2,949,319

General Retailers — 5.7%

AutoNation, Inc.*	12,202	454,403

AutoZone, Inc.*	873	890,739

Best Buy Co., Inc.	12,220	937,641

Burlington Stores, Inc.*	535	97,739

Copart, Inc.*	10,944	876,724

Dick’s Sporting Goods, Inc. (a)	21,883	643,141

Dollar General Corp.	6,156	1,079,147

Dollar Tree, Inc.*	5,993	477,463

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

General Retailers — continued

Foot Locker, Inc.	6,169	158,112

frontdoor, Inc.*	13,549	524,482

Gap, Inc. (The)	6,833	55,484

H&R Block, Inc.	38,278	637,329

IAA, Inc.*	16,223	626,208

KAR Auction Services, Inc.	48,209	722,171

Kohl’s Corp.	14,794	273,097

Macy’s, Inc. (a)	22,349	130,965

Nordstrom, Inc. (a)	10,972	206,054

Penske Automotive Group, Inc.	5,979	215,124

Service Corp. International	19,298	709,008

Tractor Supply Co.	9,817	995,738

Williams-Sonoma, Inc.	14,728	910,780

		11,621,549

Health Care Equipment & Services — 10.0%

Acadia Healthcare Co., Inc.*	3,661	87,901

Bio-Rad Laboratories, Inc., Class A*	2,374	1,044,797

Bio-Techne Corp.	4,653	1,046,925

Bruker Corp.	7,566	297,495

Centene Corp.*	17,409	1,159,091

Chemed Corp.	2,195	914,371

Cooper Cos., Inc. (The)	2,841	814,515

DaVita, Inc.*	9,386	741,588

Dentsply Sirona, Inc.	17,169	728,652

Encompass Health Corp.	12,100	801,625

Henry Schein, Inc.* (a)	11,610	633,442

Hill-Rom Holdings, Inc.	9,453	1,063,368

Hologic, Inc.*	17,789	891,229

IDEXX Laboratories, Inc.*	3,510	974,376

Laboratory Corp. of America Holdings*	5,275	867,474

Molina Healthcare, Inc.*	6,899	1,131,229

Quest Diagnostics, Inc.	8,721	960,269

ResMed, Inc.	5,801	901,011

STERIS plc	5,806	827,355

Teleflex, Inc.	2,748	921,679

Universal Health Services, Inc., Class B	6,846	723,554

Varian Medical Systems, Inc.*	7,493	857,049

West Pharmaceutical Services, Inc.	6,099	1,154,297

Zimmer Biomet Holdings, Inc.	6,844	819,227

		20,362,519

Household Goods & Home Construction — 3.4%

Church & Dwight Co., Inc.	12,874	901,051

Clorox Co. (The)	5,769	1,075,573

DR Horton, Inc.	14,562	687,618

Fortune Brands Home & Security, Inc.	5,505	265,341

INVESTMENTS	SHARES	VALUE($)

Household Goods & Home Construction — continued

Leggett & Platt, Inc.	19,730	693,115

Lennar Corp., Class A	10,357	518,575

Middleby Corp. (The)*	2,616	145,528

NVR, Inc.*	248	768,800

PulteGroup, Inc.	23,248	657,221

Toll Brothers, Inc. (a)	24,401	586,112

Whirlpool Corp. (a)	4,943	552,331

		6,851,265

Industrial Engineering — 3.4%

Allison Transmission Holdings, Inc.	7,645	277,819

Crane Co.	2,419	131,715

Cummins, Inc.	6,006	981,981

Dover Corp.	4,469	418,522

Graco, Inc.	14,857	663,514

IDEX Corp.	4,718	724,826

Lincoln Electric Holdings, Inc.	4,394	353,761

Nordson Corp.	2,182	351,106

Oshkosh Corp.	3,925	265,055

PACCAR, Inc.	4,904	339,504

Pentair plc	4,866	168,315

Rockwell Automation, Inc.	2,871	543,997

Snap-on, Inc.	5,786	753,858

Toro Co. (The)	12,845	819,639

Xylem, Inc.	4,035	290,116

		7,083,728

Industrial Metals & Mining — 1.5%

Alcoa Corp.*	48,844	398,079

Arconic Corp.*	5,624	49,041

GrafTech International Ltd. (a)	55,041	446,933

Nucor Corp.	18,156	747,846

Reliance Steel & Aluminum Co.	8,636	773,613

Steel Dynamics, Inc.	30,395	737,687

		3,153,199

Industrial Transportation — 1.2%

CH Robinson Worldwide, Inc. (a)	5,078	360,030

Expeditors International of Washington, Inc.	5,786	414,307

Kansas City Southern	2,903	378,986

Landstar System, Inc.	5,683	587,111

Macquarie Infrastructure Corp.	3,793	104,649

Old Dominion Freight Line, Inc.	3,065	445,314

		2,290,397

Leisure Goods — 1.6%

Garmin Ltd.	9,645	782,788

Hasbro, Inc.	8,680	626,783

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	131

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Leisure Goods — continued

Polaris, Inc.	3,643	258,398

Pool Corp.	4,358	922,414

Take-Two Interactive Software, Inc.*	4,886	591,450

Thor Industries, Inc. (a)	3,994	264,403

		3,446,236

Life Insurance — 0.5%

Globe Life, Inc.	6,758	556,454

Lincoln National Corp.	2,497	88,569

Principal Financial Group, Inc.	5,729	208,593

		853,616

Media — 2.8%

Cable One, Inc.	342	654,198

Discovery, Inc., Class A* (a)	21,578	483,779

Dolby Laboratories, Inc., Class A	5,792	347,694

FactSet Research Systems, Inc.	3,478	956,450

Graham Holdings Co., Class B	288	112,323

Interpublic Group of Cos., Inc. (The) (a)	43,461	737,968

John Wiley & Sons, Inc., Class A	2,260	84,863

Liberty Media Corp.-Liberty SiriusXM, Class A*	13,569	457,411

Morningstar, Inc.	2,005	312,700

Nexstar Media Group, Inc., Class A	6,683	468,077

Omnicom Group, Inc.	9,482	540,759

Sinclair Broadcast Group, Inc., Class A (a)	15,946	281,447

Sirius XM Holdings, Inc. (a)	37,008	218,717

		5,656,386

Mining — 1.1%

Newmont Corp.	20,709	1,231,771

Royal Gold, Inc.	8,669	1,062,212

		2,293,983

Mobile Telecommunications — 0.4%

Telephone & Data Systems, Inc.	32,560	638,827

United States Cellular Corp.*	5,432	172,901

		811,728

Nonlife Insurance — 2.8%

Alleghany Corp.	675	360,254

American Financial Group, Inc.	4,992	330,670

Arch Capital Group Ltd.*	887	21,315

Arthur J Gallagher & Co.	8,668	680,438

Assurant, Inc.	4,043	429,528

Assured Guaranty Ltd.	5,080	151,028

Axis Capital Holdings Ltd.	6,618	242,219

Brown & Brown, Inc.	15,686	563,284

Cincinnati Financial Corp.	6,049	398,024

INVESTMENTS	SHARES	VALUE($)

Nonlife Insurance — continued

CNA Financial Corp.	116	3,663

Everest Re Group Ltd.	1,325	229,397

First American Financial Corp.	4,040	186,325

Hanover Insurance Group, Inc. (The)	2,003	201,061

Hartford Financial Services Group, Inc. (The)	14,788	561,796

Loews Corp.	7,554	261,822

Mercury General Corp.	1,536	62,915

Old Republic International Corp.	28,673	457,334

Reinsurance Group of America, Inc.	2,637	276,041

WR Berkley Corp.	8,033	433,782

		5,850,896

Oil & Gas Producers — 3.9%

Apache Corp. (a)	27,770	363,232

Cabot Oil & Gas Corp. (a)	58,716	1,269,440

Concho Resources, Inc.	7,453	422,734

Continental Resources, Inc. (a)	25,337	415,273

Devon Energy Corp.	34,728	433,058

Diamondback Energy, Inc.	8,110	353,109

EQT Corp.	40,530	591,333

Hess Corp.	12,470	606,541

HollyFrontier Corp.	20,755	685,745

Kosmos Energy Ltd. (Ghana) (a)	135,845	224,144

Marathon Oil Corp.	65,156	398,755

Murphy Oil Corp. (a)	27,606	327,407

Noble Energy, Inc.	37,910	371,897

Parsley Energy, Inc., Class A	11,543	109,081

PBF Energy, Inc., Class A	30,255	344,907

Pioneer Natural Resources Co.	6,129	547,381

WPX Energy, Inc.*	72,647	445,326

		7,909,363

Oil Equipment, Services & Distribution — 1.5%

Antero Midstream Corp. (a)	6,190	29,403

Apergy Corp.* (a)	13,505	124,381

Baker Hughes Co.	33,663	469,599

Cheniere Energy, Inc.*	8,813	411,479

Helmerich & Payne, Inc.	23,393	462,479

ONEOK, Inc.	14,160	423,809

Patterson-UTI Energy, Inc.	118,156	435,996

Targa Resources Corp.	16,409	212,661

Williams Cos., Inc. (The)	34,328	664,933

		3,234,740

Personal Goods — 2.4%

Capri Holdings Ltd.*	13,095	199,699

Carter’s, Inc.	7,577	592,522

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Personal Goods — continued

Hanesbrands, Inc. (a)	48,990	486,961

Lululemon Athletica, Inc.*	4,252	950,237

Nu Skin Enterprises, Inc., Class A	10,226	298,701

PVH Corp.	4,297	211,541

Ralph Lauren Corp.	7,982	588,912

Skechers U.S.A., Inc., Class A*	19,996	563,487

Tapestry, Inc.	19,322	287,511

Tiffany & Co.	6,194	783,541

Under Armour, Inc., Class C* (a)	3,626	33,613

		4,996,725

Pharmaceuticals & Biotechnology — 2.1%

Cardinal Health, Inc.	8,323	411,822

Charles River Laboratories International, Inc.*	5,916	855,868

Horizon Therapeutics plc*	13,471	485,495

Ionis Pharmaceuticals, Inc.*	6,779	376,438

IQVIA Holdings, Inc.*	6,076	866,377

Jazz Pharmaceuticals plc*	4,568	503,622

Mylan NV*	20,364	341,504

Perrigo Co. plc	10,034	534,812

		4,375,938

Real Estate Investment & Services — 0.2%

CBRE Group, Inc., Class A*	5,689	244,229

Jones Lang LaSalle, Inc.	1,267	133,770

		377,999

Real Estate Investment Trusts — 5.6%

Alexandria Real Estate Equities, Inc.	2,238	351,567

American Campus Communities, Inc.	1,370	48,347

Annaly Capital Management, Inc.	31,297	195,606

AvalonBay Communities, Inc.	2,439	397,435

Brandywine Realty Trust	9,863	110,071

Brixmor Property Group, Inc.	6,728	77,036

Camden Property Trust	2,801	246,684

Chimera Investment Corp.	45,971	357,195

CoreSite Realty Corp.	2,027	245,652

CubeSmart	783	19,732

Digital Realty Trust, Inc.	2,962	442,789

Douglas Emmett, Inc.	8,028	244,774

Duke Realty Corp.	12,201	423,375

Equity Commonwealth	6,317	214,462

Equity LifeStyle Properties, Inc.	6,013	362,644

Essex Property Trust, Inc.	700	170,870

Extra Space Storage, Inc.	3,143	277,338

Gaming and Leisure Properties, Inc.	17,994	508,151

Healthpeak Properties, Inc.	29,392	768,307

INVESTMENTS	SHARES	VALUE($)

Real Estate Investment Trusts — continued

Highwoods Properties, Inc.	4,036	156,637

Hudson Pacific Properties, Inc.	5,471	134,477

Iron Mountain, Inc.	4,991	120,682

Kilroy Realty Corp.	3,229	201,038

Lamar Advertising Co., Class A	4,127	237,922

Medical Properties Trust, Inc.	43,680	748,675

MFA Financial, Inc. (a)	124,804	218,407

Mid-America Apartment Communities, Inc.	2,063	230,891

National Retail Properties, Inc.	2,627	85,745

New Residential Investment Corp.	58,103	353,847

Omega Healthcare Investors, Inc.	5,211	151,901

Outfront Media, Inc.	7,645	119,950

Park Hotels & Resorts, Inc.	18,987	180,566

Service Properties Trust	8,960	62,093

SITE Centers Corp.	1,667	10,102

Spirit Realty Capital, Inc.	12,111	372,534

Starwood Property Trust, Inc.	40,892	529,143

Sun Communities, Inc.	2,257	303,341

Two Harbors Investment Corp.	43,325	197,995

VICI Properties, Inc.	26,895	468,511

Vornado Realty Trust	791	34,662

Weingarten Realty Investors	4,748	86,366

Welltower, Inc.	4,811	246,468

WP Carey, Inc.	10,799	710,358

		11,424,346

Software & Computer Services — 5.7%

Akamai Technologies, Inc.*	986	96,342

Amdocs Ltd.	14,374	926,261

ANSYS, Inc.*	3,807	996,787

Cadence Design Systems, Inc.*	13,919	1,129,248

Cerner Corp.	8,960	621,735

Citrix Systems, Inc.	8,855	1,284,064

InterActive Corp.*	3,528	788,437

Leidos Holdings, Inc.	8,971	886,424

LogMeIn, Inc.	4,216	360,299

Manhattan Associates, Inc.*	7,915	561,490

Paycom Software, Inc.*	642	167,575

SS&C Technologies Holdings, Inc.	14,762	814,272

Synopsys, Inc.*	6,687	1,050,661

Veeva Systems, Inc., Class A*	5,764	1,099,771

VeriSign, Inc.*	4,456	933,487

		11,716,853

Support Services — 3.2%

Booz Allen Hamilton Holding Corp.	11,785	865,490

Broadridge Financial Solutions, Inc.	7,908	917,328

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	133

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Support Services — continued

Cintas Corp.	2,013	446,543

Fastenal Co.	8,668	313,955

Fiserv, Inc.*	8,548	880,957

Jack Henry & Associates, Inc.	4,842	791,909

MSC Industrial Direct Co., Inc., Class A	2,675	159,537

Paychex, Inc.	5,296	362,882

Republic Services, Inc.	5,953	466,358

Robert Half International, Inc.	6,187	292,459

TransUnion	6,383	502,917

WW Grainger, Inc.	821	226,251

Xerox Holdings Corp.	28,020	512,486

		6,739,072

Technology Hardware & Equipment — 4.9%

CDW Corp.	7,578	839,642

Entegris, Inc.	10,347	561,118

Juniper Networks, Inc.	25,476	550,282

KLA Corp.	5,971	979,781

L3Harris Technologies, Inc.	4,694	909,228

Lam Research Corp.	3,169	808,982

Marvell Technology Group Ltd.	16,685	446,157

Maxim Integrated Products, Inc.	12,331	677,958

Motorola Solutions, Inc.	5,626	809,075

NetApp, Inc.	7,707	337,335

ON Semiconductor Corp.*	9,154	146,876

Qorvo, Inc.*	7,291	714,737

Skyworks Solutions, Inc.	5,008	520,231

Teradyne, Inc.	15,638	978,001

Western Digital Corp.	38	1,751

Xilinx, Inc.	8,335	728,479

		10,009,633

Travel & Leisure — 3.4%

Alaska Air Group, Inc.	1,336	43,447

Choice Hotels International, Inc.	5,762	432,438

Cinemark Holdings, Inc.	14,555	207,846

Copa Holdings SA, Class A (Panama)	11,206	495,417

Darden Restaurants, Inc.	8,477	625,518

Dunkin’ Brands Group, Inc.	9,791	615,266

Extended Stay America, Inc.	35,794	389,081

Hilton Worldwide Holdings, Inc.	9,539	722,198

Hyatt Hotels Corp., Class A (a)	9,438	530,982

Royal Caribbean Cruises Ltd. (a)	3,170	148,261

Sabre Corp. (a)	23,099	167,930

Six Flags Entertainment Corp.	11,562	231,355

United Airlines Holdings, Inc.*	1,299	38,424

Vail Resorts, Inc.	3,035	518,985

INVESTMENTS	SHARES	VALUE($)

Travel & Leisure — continued

Wendy’s Co. (The)	29,469	585,254

Wyndham Destinations, Inc.	11,912	304,590

Yum China Holdings, Inc. (China)	17,237	835,305

		6,892,297

Total Common Stocks (Cost $217,781,867)		204,068,147

Short-Term Investments — 4.8%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (b) (c) (Cost $225,209)	225,209	225,209

Investment of Cash Collateral from Securities Loaned — 4.7%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (b) (c)	2,001,099	2,001,499

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (b) (c)	7,583,640	7,583,640

Total Investment of Cash Collateral from Securities Loaned (Cost $9,585,139)		9,585,139

Total Short-Term Investments (Cost $9,810,348)		9,810,348

Total Investments — 104.6% (Cost $227,592,215)		213,878,495

Liabilities in Excess of Other Assets — (4.6%)		(9,316,703)

NET ASSETS — 100.0%		204,561,792

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $8,837,783.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
S&P Midcap 400 E-Mini Index	3	06/2020	USD	492,510	105,084

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	135

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%

Aerospace & Defense — 0.6%

AAR Corp.	2,872	56,234

Aerojet Rocketdyne Holdings, Inc.*	4,092	168,345

ManTech International Corp., Class A	1,395	104,011

Moog, Inc., Class A	1,565	77,436

Park Aerospace Corp.	3,288	43,763

RBC Bearings, Inc.* (a)	2,107	266,915

		716,704

Alternative Energy — 1.6%

Arcosa, Inc.	9,891	368,638

Enphase Energy, Inc.*	8,557	400,724

Green Plains, Inc. (a)	23,059	135,356

Plug Power, Inc.* (a)	60,127	251,632

Renewable Energy Group, Inc.* (a)	10,774	267,303

REX American Resources Corp.*	2,952	175,585

SunPower Corp.* (a)	27,322	200,817

TPI Composites, Inc.*	11,080	194,232

		1,994,287

Automobiles & Parts — 1.1%

Cooper Tire & Rubber Co.	15,575	330,034

Dorman Products, Inc.*	5,931	374,128

Gentherm, Inc.*	8,896	333,066

Meritor, Inc.*	15,576	319,308

Stoneridge, Inc.*	222	4,447

		1,360,983

Banks — 4.1%

1st Source Corp.	752	26,117

Ameris Bancorp	2,238	56,912

Atlantic Union Bankshares Corp.	3,141	74,976

BancFirst Corp.	1,624	62,540

BancorpSouth Bank	3,016	66,020

Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	2,700	59,427

Banner Corp.	1,833	70,442

Brookline Bancorp, Inc.	5,538	56,543

Cadence BanCorp	5,332	35,298

Capital City Bank Group, Inc. (a)	563	12,408

Capitol Federal Financial, Inc.	13,248	158,843

Cathay General Bancorp	2,319	64,746

CenterState Bank Corp.	4,017	69,856

Columbia Banking System, Inc.	2,976	80,322

Community Bank System, Inc.	4,881	305,014

Community Trust Bancorp, Inc.	1,733	58,749

CVB Financial Corp.	2,834	58,905

Dime Community Bancshares, Inc.	6,156	101,143

INVESTMENTS	SHARES	VALUE($)

Banks — continued

First BanCorp (Puerto Rico)	7,323	42,693

First Busey Corp.	363	6,686

First Financial Bancorp	2,140	32,913

First Financial Bankshares, Inc.	3,869	107,752

First Financial Corp.	485	17,227

First Merchants Corp.	794	22,478

First Midwest Bancorp, Inc.	2,476	36,595

Fulton Financial Corp.	6,232	72,852

Glacier Bancorp, Inc.	5,867	223,415

Great Western Bancorp, Inc.	3,154	59,295

Hancock Whitney Corp.	2,229	46,608

Hilltop Holdings, Inc.	6,233	120,297

Home BancShares, Inc. (a)	5,231	80,191

Hope Bancorp, Inc.	7,181	71,451

Houlihan Lokey, Inc.	2,622	155,694

IBERIABANK Corp.	1,418	58,790

Independent Bank Corp.	712	51,898

Investors Bancorp, Inc.	23,589	219,614

Kearny Financial Corp.	2,896	26,933

NBT Bancorp, Inc. (a)	1,012	33,528

Northwest Bancshares, Inc.	4,200	44,562

OceanFirst Financial Corp.	8,368	141,001

OFG Bancorp (Puerto Rico)	4,932	62,045

Old National Bancorp	16,569	234,783

Renasant Corp.	1,178	30,899

Republic Bancorp, Inc., Class A	1,352	45,062

S&T Bancorp, Inc.	505	13,489

Sandy Spring Bancorp, Inc.	621	15,835

Simmons First National Corp., Class A	3,778	70,649

TrustCo Bank Corp.	6,102	38,443

Trustmark Corp. (a)	7,855	209,022

UMB Financial Corp. (a)	1,693	86,072

United Bankshares, Inc. (a)	8,458	253,402

United Community Banks, Inc.	5,025	106,254

Valley National Bancorp	14,658	122,541

Washington Federal, Inc.	9,425	252,024

WesBanco, Inc.	4,538	111,998

Westamerica Bancorp	2,781	175,203

		4,918,455

Beverages — 0.7%

Boston Beer Co., Inc. (The), Class A* (a)	1,049	489,369

Coca-Cola Consolidated, Inc.	1,328	312,704

		802,073

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Chemicals — 3.9%

AdvanSix, Inc.*	5,035	61,326

American Vanguard Corp.	5,299	66,608

Balchem Corp.	4,354	388,551

Ferro Corp.*	11,847	118,115

GCP Applied Technologies, Inc.*	8,071	138,176

HB Fuller Co.	9,437	347,187

Innospec, Inc.	4,845	351,359

Koppers Holdings, Inc.*	5,907	93,094

Kraton Corp.*	10,947	170,883

Kronos Worldwide, Inc. (a)	14,819	140,632

LSB Industries, Inc.*	2,961	5,892

Materion Corp.	6,112	316,235

Minerals Technologies, Inc.	8,707	383,456

Orion Engineered Carbons SA (Luxembourg)	19,489	177,545

PolyOne Corp.	16,719	389,385

Quaker Chemical Corp. (a)	280	42,594

Rayonier Advanced Materials, Inc.	43,580	77,572

Sensient Technologies Corp.	7,502	358,521

Stepan Co.	4,665	445,041

Tredegar Corp.	4,516	74,424

Trinseo SA	12,659	258,877

Tronox Holdings plc, Class A	40,479	276,067

		4,681,540

Construction & Materials — 3.0%

Advanced Drainage Systems, Inc.	3,647	147,849

Aegion Corp.*	3,360	53,928

Apogee Enterprises, Inc.	3,919	80,104

BMC Stock Holdings, Inc.*	4,612	98,005

Boise Cascade Co.	3,541	110,727

Builders FirstSource, Inc.*	15,607	286,388

EMCOR Group, Inc.	2,626	166,830

Generac Holdings, Inc.*	2,097	204,332

Gibraltar Industries, Inc.*	2,220	102,786

GMS, Inc.*	3,433	63,099

Great Lakes Dredge & Dock Corp.*	7,413	65,531

Griffon Corp.	5,194	85,234

Installed Building Products, Inc.*	1,903	93,837

JELD-WEN Holding, Inc.*	3,876	49,225

KBR, Inc.	6,661	134,952

LB Foster Co., Class A*	788	11,339

Louisiana-Pacific Corp.	6,092	121,840

Masonite International Corp.*	1,848	109,180

MasTec, Inc.*	3,399	122,024

Mueller Water Products, Inc., Class A	10,937	103,792

Patrick Industries, Inc.	2,274	93,734

INVESTMENTS	SHARES	VALUE($)

Construction & Materials — continued

PGT Innovations, Inc.*	5,807	60,044

Quanex Building Products Corp.	4,431	55,255

Simpson Manufacturing Co., Inc.	3,326	239,805

TopBuild Corp.*	3,610	336,416

Trex Co., Inc.*	1,390	132,356

Universal Forest Products, Inc.	7,621	313,376

US Concrete, Inc.*	1,586	30,419

Watts Water Technologies, Inc., Class A	2,626	216,382

		3,688,789

Electricity — 3.8%

ALLETE, Inc.	6,017	346,339

Black Hills Corp.	4,212	260,891

Clearway Energy, Inc.	6,801	127,179

Clearway Energy, Inc., Class C (a)	13,838	277,175

El Paso Electric Co.	17,211	1,170,348

MGE Energy, Inc.	4,084	264,072

NorthWestern Corp.	6,023	347,467

Ormat Technologies, Inc. (a)	8,957	559,006

PNM Resources, Inc.	8,880	359,551

Portland General Electric Co.	7,877	368,565

Spark Energy, Inc., Class A (a)	13,376	96,575

TerraForm Power, Inc., Class A	22,032	381,594

Vivint Solar, Inc.*	12,839	81,399

		4,640,161

Electronic & Electrical Equipment — 2.0%

Anixter International, Inc.* (a)	1,833	170,212

Atkore International Group, Inc.*	4,799	116,808

AZZ, Inc.	3,598	112,941

Badger Meter, Inc. (a)	3,816	225,258

Belden, Inc.	541	18,497

Benchmark Electronics, Inc.	2,501	51,671

Brady Corp., Class A	3,127	136,150

CTS Corp.	1,153	26,703

Daktronics, Inc.	2,392	10,812

Encore Wire Corp.	2,619	119,898

EnerSys	2,200	128,458

ESCO Technologies, Inc.	1,711	130,549

Fabrinet (Thailand)*	3,119	195,717

Integer Holdings Corp.*	4,298	320,029

Methode Electronics, Inc.	2,627	78,863

MTS Systems Corp.	2,103	44,731

Novanta, Inc.*	2,016	175,170

Plexus Corp.*	2,990	187,443

TTM Technologies, Inc.*	4,640	53,778

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	137

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Electronic & Electrical Equipment — continued

Veeco Instruments, Inc.*	1,746	19,084

Vishay Intertechnology, Inc.	6,543	108,548

		2,431,320

Financial Services — 1.4%

Ares Management Corp.	11,511	386,194

Cohen & Steers, Inc.	4,751	274,323

Encore Capital Group, Inc.*	2,334	60,637

Federated Hermes, Inc., Class B	9,853	224,353

NMI Holdings, Inc., Class A*	5,529	74,752

PennyMac Financial Services, Inc. (a)	9,562	288,486

PRA Group, Inc.* (a)	1,664	46,159

Radian Group, Inc.	18,217	272,891

Stewart Information Services Corp.	2,199	70,060

		1,697,855

Fixed Line Telecommunications — 1.1%

8x8, Inc.*	17,921	303,940

Cincinnati Bell, Inc.*	6,610	96,837

Consolidated Communications Holdings, Inc.*	46,662	292,571

Frontier Communications Corp.* (a)	41,860	3,583

GTT Communications, Inc.* (a)	9,250	105,080

IDT Corp., Class B*	16,610	89,694

Pareteum Corp.*	3,608	2,287

Vonage Holdings Corp.*	46,229	386,474

		1,280,466

Food & Drug Retailers — 1.1%

Core-Mark Holding Co., Inc.	7,397	212,590

GNC Holdings, Inc., Class A* (a)	4,554	2,621

Ingles Markets, Inc., Class A	4,448	181,612

Performance Food Group Co.*	7,688	225,643

PetMed Express, Inc.	8,073	319,449

Simply Good Foods Co. (The)*	10,552	198,905

SpartanNash Co.	8,816	151,194

		1,292,014

Food Producers — 3.1%

Andersons, Inc. (The)	7,453	126,477

B&G Foods, Inc. (a)	10,349	200,978

Calavo Growers, Inc. (a)	2,862	165,996

Darling Ingredients, Inc.* (a)	6,136	126,340

Fresh Del Monte Produce, Inc.	14,371	409,717

Hostess Brands, Inc.*	24,354	292,735

J&J Snack Foods Corp. (a)	2,349	298,393

John B Sanfilippo & Son, Inc.	3,454	283,677

Lancaster Colony Corp. (a)	2,941	395,947

INVESTMENTS	SHARES	VALUE($)

Food Producers — continued

Medifast, Inc.	3,465	262,924

Nature’s Sunshine Products, Inc.*	986	8,677

Sanderson Farms, Inc. (a)	2,547	346,749

Tootsie Roll Industries, Inc. (a)	9,442	331,697

USANA Health Sciences, Inc.* (a)	6,348	566,369

		3,816,676

Forestry & Paper — 0.9%

Clearwater Paper Corp.*	5,561	133,130

Neenah, Inc.	4,262	208,241

PH Glatfelter Co.	11,530	168,338

Schweitzer-Mauduit International, Inc.	11,152	359,318

Verso Corp., Class A*	15,897	220,809

		1,089,836

Gas, Water & Multiutilities — 3.2%

American States Water Co.	5,542	439,869

Avista Corp.	9,042	389,168

California Water Service Group	5,687	255,460

Evoqua Water Technologies Corp.*	15,934	255,741

New Jersey Resources Corp.	9,460	319,559

Northwest Natural Holding Co.	5,903	384,285

ONE Gas, Inc.	5,195	414,093

SJW Group	4,506	268,242

South Jersey Industries, Inc. (a)	15,177	433,910

Southwest Gas Holdings, Inc.	4,328	328,062

Spire, Inc. (a)	5,679	414,340

		3,902,729

General Industrials — 0.5%

CSW Industrials, Inc.	1,167	77,302

Enerpac Tool Group Corp.	3,057	52,153

Greif, Inc., Class A	3,118	105,669

Myers Industries, Inc.	2,914	36,017

Otter Tail Corp.	7,049	312,835

TriMas Corp.*	1,748	41,672

		625,648

General Retailers — 6.2%

1-800-Flowers.com, Inc., Class A*	8,585	164,746

Aaron’s, Inc.	5,892	188,014

Abercrombie & Fitch Co., Class A (a)	20,659	218,572

American Eagle Outfitters, Inc. (a)	10,389	82,593

American Public Education, Inc.*	4,089	105,374

America’s Car-Mart, Inc.*	1,722	113,566

Asbury Automotive Group, Inc.*	2,849	192,307

Bed Bath & Beyond, Inc. (a)	22,763	140,903

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

General Retailers — continued

Big Lots, Inc.	3,892	91,267

BJ’s Wholesale Club Holdings, Inc.*	11,912	313,405

Boot Barn Holdings, Inc.*	5,117	94,460

Buckle, Inc. (The) (a)	18,293	280,066

Caleres, Inc.	5,719	46,381

Carriage Services, Inc.	2,483	37,295

Cars.com, Inc.*	7,678	39,772

Cato Corp. (The), Class A	8,842	99,561

Chegg, Inc.* (a)	5,167	220,889

Chico’s FAS, Inc.	11,690	17,535

Citi Trends, Inc.	3,960	44,986

Dillard’s, Inc., Class A	5,134	151,350

Express, Inc.* (a)	24,306	50,313

Genesco, Inc.*	6,345	120,111

Group 1 Automotive, Inc. (a)	4,856	274,801

Guess?, Inc. (a)	7,909	73,949

Haverty Furniture Cos., Inc. (a)	7,241	97,971

Hibbett Sports, Inc.* (a)	4,062	62,677

Hillenbrand, Inc.	8,812	184,611

Houghton Mifflin Harcourt Co.*	993	1,589

K12, Inc.*	7,894	179,273

Lands’ End, Inc.* (a)	644	5,480

Laureate Education, Inc., Class A* (a)	22,139	209,656

Lithia Motors, Inc., Class A	3,476	384,307

Matthews International Corp., Class A (a)	3,879	92,863

Monro, Inc.	5,665	314,351

Murphy USA, Inc.*	3,687	393,772

Office Depot, Inc.	109,770	243,689

Perdoceo Education Corp.* (a)	15,111	196,443

PriceSmart, Inc. (a)	2,025	128,669

Rent-A-Center, Inc.	19,448	387,112

RH*	897	128,971

Sally Beauty Holdings, Inc.* (a)	19,155	185,995

Shoe Carnival, Inc.	11,240	265,489

Sonic Automotive, Inc., Class A	4,038	86,534

Stamps.com, Inc.*	814	128,832

Strategic Education, Inc.	1,718	273,677

Systemax, Inc.	1,647	32,709

Tailored Brands, Inc. (a)	3,214	5,335

Titan Machinery, Inc.*	1,925	18,095

WW International, Inc.*	2,221	56,658

Zumiez, Inc.*	15,594	329,657

		7,556,631

Health Care Equipment & Services — 7.3%

Accuray, Inc.*	10,047	22,455

INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Services — continued

Amedisys, Inc.*	2,457	452,481

Anika Therapeutics, Inc.* (a)	2,584	85,866

Atrion Corp.	101	63,815

Avanos Medical, Inc.*	3,451	107,154

Axogen, Inc.*	2,615	25,496

BioTelemetry, Inc.* (a)	2,723	127,191

Brookdale Senior Living, Inc.*	17,573	63,439

CONMED Corp.	4,193	309,905

CorVel Corp.*	1,147	60,435

Ensign Group, Inc. (The)	6,081	227,490

Genesis Healthcare, Inc.*	5,812	5,056

Globus Medical, Inc., Class A*	3,740	177,500

Haemonetics Corp.*	2,730	310,619

Healthcare Services Group, Inc. (a)	4,826	123,015

HealthEquity, Inc.* (a)	2,104	118,392

HMS Holdings Corp.*	9,854	282,563

Inogen, Inc.*	627	31,350

Intersect ENT, Inc.*	2,831	32,500

Invacare Corp. (a)	11,262	84,690

iRhythm Technologies, Inc.* (a)	1,189	125,606

Lantheus Holdings, Inc.*	5,968	77,882

LHC Group, Inc.*	3,496	454,445

LivaNova plc*	1,975	104,912

Magellan Health, Inc.*	4,854	294,783

Meridian Bioscience, Inc.*	7,790	93,480

Merit Medical Systems, Inc.*	7,458	304,436

Natus Medical, Inc.*	8,931	223,186

Neogen Corp.*	5,058	316,580

NeoGenomics, Inc.*	13,584	371,387

NuVasive, Inc.*	5,185	315,663

Omnicell, Inc.*	5,129	373,904

Option Care Health, Inc.*	592	8,466

OraSure Technologies, Inc.*	7,796	124,268

Orthofix Medical, Inc.*	2,297	81,429

Owens & Minor, Inc.	7,631	54,028

Patterson Cos., Inc. (a)	14,022	256,322

Pennant Group, Inc. (The)*	3,003	59,429

Quidel Corp.*	5,480	761,720

Repligen Corp.*	4,370	507,576

Select Medical Holdings Corp.* (a)	8,220	140,315

STAAR Surgical Co.* (a)	2,477	94,919

Surmodics, Inc.*	3,255	124,016

Tactile Systems Technology, Inc.*	292	15,073

Teladoc Health, Inc.* (a)	1,929	317,494

Tenet Healthcare Corp.*	3,715	74,969

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	139

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Health Care Equipment & Services — continued

Tivity Health, Inc.* (a)	11,135	99,881

US Physical Therapy, Inc. (a)	1,313	99,132

Varex Imaging Corp.*	4,596	120,093

Wright Medical Group NV*	5,785	168,459

		8,875,265

Household Goods & Home Construction — 4.5%

ACCO Brands Corp.	25,312	187,309

American Woodmark Corp.*	3,558	182,917

Bassett Furniture Industries, Inc.	3,266	22,339

Beazer Homes USA, Inc.*	8,413	59,227

Cavco Industries, Inc.*	480	74,246

Central Garden & Pet Co., Class A*	8,566	260,492

CompX International, Inc.	1,310	18,052

Ethan Allen Interiors, Inc. (a)	17,432	197,156

Hamilton Beach Brands Holding Co., Class A	2,969	39,161

Herman Miller, Inc.	9,959	224,476

HNI Corp.	10,216	248,657

Interface, Inc.	27,089	250,302

KB Home	12,797	335,793

Kimball International, Inc., Class B	6,555	80,430

Knoll, Inc.	13,820	161,141

La-Z-Boy, Inc.	14,093	330,481

LGI Homes, Inc.* (a)	3,974	240,745

M/I Homes, Inc.*	11,122	283,166

MDC Holdings, Inc.	10,579	309,436

Meritage Homes Corp.*	6,564	345,004

National Presto Industries, Inc.	1,437	116,842

Sleep Number Corp.*	7,253	216,865

Steelcase, Inc., Class A	25,527	279,521

Taylor Morrison Home Corp.* (a)	18,243	265,436

TRI Pointe Group, Inc.*	27,004	310,006

WD-40 Co.	2,456	428,032

		5,467,232

Industrial Engineering — 1.5%

Albany International Corp., Class A	3,665	187,428

Astec Industries, Inc.	1,216	48,774

CIRCOR International, Inc.*	1,446	21,589

Columbus McKinnon Corp.	6,780	183,602

EnPro Industries, Inc.	2,331	105,711

Federal Signal Corp.	3,583	96,490

Franklin Electric Co., Inc.	3,258	165,506

GATX Corp. (a)	1,992	118,126

John Bean Technologies Corp.	1,127	86,486

Kennametal, Inc. (a)	2,950	75,550

INVESTMENTS	SHARES	VALUE($)

Industrial Engineering — continued

MSA Safety, Inc.	2,260	254,318

Mueller Industries, Inc.	4,937	127,868

Rexnord Corp.	5,457	148,812

Standex International Corp.	1,162	57,914

Tennant Co.	2,005	118,636

Titan International, Inc.	363	512

Wabash National Corp.	6,736	55,235

		1,852,557

Industrial Metals & Mining — 1.6%

Carpenter Technology Corp.	9,072	201,126

Century Aluminum Co.*	25,448	110,699

Cleveland-Cliffs, Inc. (a)	104,424	457,377

Commercial Metals Co. (a)	23,174	369,393

Haynes International, Inc.	4,409	97,439

Kaiser Aluminum Corp.	4,394	317,379

Olympic Steel, Inc.	3,959	37,373

Schnitzer Steel Industries, Inc., Class A	4,201	65,368

Worthington Industries, Inc.	8,505	224,872

		1,881,026

Industrial Transportation — 1.4%

ArcBest Corp.	3,288	66,976

DHT Holdings, Inc. (a)	13,383	97,161

Echo Global Logistics, Inc.*	3,974	69,664

Forward Air Corp.	2,728	140,765

Heartland Express, Inc.	2,516	49,288

Hub Group, Inc., Class A*	3,003	144,474

Matson, Inc.	2,557	77,324

Nordic American Tankers Ltd. (a)	1,938	11,667

Saia, Inc.*	2,100	194,292

Scorpio Tankers, Inc. (Monaco)	1,053	23,050

SEACOR Holdings, Inc.*	5,365	151,615

SFL Corp. Ltd. (Norway) (a)	11,735	132,488

Teekay Tankers Ltd., Class A (Bermuda)*	6,746	137,011

Triton International Ltd. (Bermuda)	2,971	92,042

Werner Enterprises, Inc.	5,575	223,669

World Fuel Services Corp.	3,952	98,800

		1,710,286

Leisure Goods — 2.0%

Callaway Golf Co.	15,469	221,516

Fox Factory Holding Corp.*	6,572	335,238

Funko, Inc., Class A* (a)	4,438	18,995

LCI Industries	4,316	374,284

Sonos, Inc.*	27,738	283,482

Sturm Ruger & Co., Inc. (a)	5,072	269,830

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Leisure Goods — continued

Universal Electronics, Inc.*	5,619	231,952

Winnebago Industries, Inc.	8,012	355,493

YETI Holdings, Inc.* (a)	10,638	293,715

ZAGG, Inc.*	931	3,072

		2,387,577

Life Insurance — 0.5%

Employers Holdings, Inc.	4,940	150,028

FBL Financial Group, Inc., Class A	1,222	47,756

FGL Holdings (a)	36,993	383,987

National Western Life Group, Inc., Class A	204	39,317

		621,088

Media — 0.9%

Entercom Communications Corp., Class A (a)	10,164	12,400

EW Scripps Co. (The), Class A	7,451	60,129

Gray Television, Inc.*	17,040	197,834

MDC Partners, Inc., Class A* (a)	4,430	6,335

Meredith Corp.	5,631	83,508

MSG Networks, Inc., Class A* (a)	13,633	161,960

QuinStreet, Inc.*	6,536	66,406

Scholastic Corp.	4,353	126,542

TEGNA, Inc.	21,485	230,319

Viad Corp.	3,680	88,210

Yelp, Inc.*	4,192	93,691

		1,127,334

Mining — 2.3%

Arch Coal, Inc., Class A	6,367	185,853

Coeur Mining, Inc.*	66,609	280,424

Compass Minerals International, Inc.	7,592	373,223

CONSOL Energy, Inc.* (a)	30,633	232,504

Hecla Mining Co.	157,395	413,949

NACCO Industries, Inc., Class A	1,985	69,773

Novagold Resources, Inc. (Canada)*	45,526	509,436

Peabody Energy Corp.	47,331	160,452

SunCoke Energy, Inc.	49,870	157,090

US Silica Holdings, Inc.	31,832	61,117

Warrior Met Coal, Inc.	23,365	293,231

		2,737,052

Mobile Telecommunications — 0.7%

Iridium Communications, Inc.* (a)	15,404	346,667

Shenandoah Telecommunications Co. (a)	9,530	509,950

		856,617

Nonlife Insurance — 1.0%

Argo Group International Holdings Ltd.	878	31,046

INVESTMENTS	SHARES	VALUE($)

Nonlife Insurance — continued

Enstar Group Ltd. (Bermuda)*	502	72,599

Essent Group Ltd.	6,525	178,263

Horace Mann Educators Corp.	2,542	89,377

James River Group Holdings Ltd.	2,487	88,239

Kinsale Capital Group, Inc.	1,379	149,787

Protective Insurance Corp., Class B	207	3,233

RLI Corp.	3,497	254,686

Safety Insurance Group, Inc.	1,900	159,828

Selective Insurance Group, Inc.	2,482	124,423

State Auto Financial Corp.	1,510	37,886

		1,189,367

Oil & Gas Producers — 2.3%

Berry Corp.	30,728	105,397

Bonanza Creek Energy, Inc.*	6,648	116,074

California Resources Corp.* (a)	2,445	6,846

CVR Energy, Inc. (a)	14,565	347,375

Delek US Holdings, Inc. (a)	10,220	238,637

Denbury Resources, Inc.* (a)	367,362	130,597

Gulfport Energy Corp.* (a)	52,209	133,394

Magnolia Oil & Gas Corp., Class A* (a)	29,048	187,941

Matador Resources Co.* (a)	7,894	55,574

Northern Oil and Gas, Inc.* (a)	190,675	159,633

Oasis Petroleum, Inc.* (a)	21,193	14,918

Par Pacific Holdings, Inc.*	16,677	162,100

PDC Energy, Inc.*	20,450	265,645

Penn Virginia Corp.*	1,683	10,586

ProPetro Holding Corp.*	27,592	116,990

QEP Resources, Inc.	42,084	41,495

SM Energy Co.	14,796	59,924

Southwestern Energy Co.*	80,964	261,514

Talos Energy, Inc.*	15,128	172,308

W&T Offshore, Inc.* (a)	66,711	184,789

Whiting Petroleum Corp.* (a)	15,537	19,577

		2,791,314

Oil Equipment, Services & Distribution — 1.8%

Archrock, Inc. (a)	30,587	147,123

Cactus, Inc., Class A	15,070	267,945

Chart Industries, Inc.*	3,919	139,987

Covia Holdings Corp.*	4,970	3,231

DMC Global, Inc. (a)	5,539	142,962

Dril-Quip, Inc.*	7,791	258,116

Flotek Industries, Inc.*	9,568	8,586

Forum Energy Technologies, Inc.*	5,332	2,293

Geospace Technologies Corp.*	1,306	8,110

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	141

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Oil Equipment, Services & Distribution — continued

Golar LNG Ltd. (Bermuda)	994	7,047

Helix Energy Solutions Group, Inc.* (a)	41,526	105,476

Liberty Oilfield Services, Inc., Class A	23,406	110,476

Matrix Service Co.*	12,967	135,375

MRC Global, Inc.*	23,206	124,384

Nabors Industries Ltd. (a)	3,999	58,905

Newpark Resources, Inc.* (a)	24,275	37,141

NexTier Oilfield Solutions, Inc.* (a)	21,383	49,609

NOW, Inc.*	28,446	175,512

Oceaneering International, Inc.*	17,571	90,315

Oil States International, Inc.*	15,133	52,058

RPC, Inc. (a)	21,910	74,713

Solaris Oilfield Infrastructure, Inc., Class A (a)	26,073	178,339

TETRA Technologies, Inc.*	7,344	3,571

Tidewater, Inc.*	3,492	20,114

		2,201,388

Personal Goods — 1.7%

Crocs, Inc.*	13,489	327,108

Deckers Outdoor Corp.*	2,411	358,660

elf Beauty, Inc.*	10,004	130,752

Helen of Troy Ltd.*	2,600	427,128

Inter Parfums, Inc.	1,434	64,086

Movado Group, Inc.	1,958	20,187

Oxford Industries, Inc.	4,713	197,569

Signet Jewelers Ltd. (a)	3,241	32,605

Steven Madden Ltd.	12,662	317,436

Vera Bradley, Inc.*	29,988	165,234

		2,040,765

Pharmaceuticals & Biotechnology — 3.9%

Acceleron Pharma, Inc.*	3,033	274,578

ANI Pharmaceuticals, Inc.* (a)	3,551	142,076

Arena Pharmaceuticals, Inc.* (a)	5,668	277,562

Arrowhead Pharmaceuticals, Inc.* (a)	6,626	228,133

Assertio Therapeutics, Inc.*	2,783	2,435

Codexis, Inc.* (a)	9,108	105,744

Corcept Therapeutics, Inc.* (a)	6,789	85,949

Eagle Pharmaceuticals, Inc.*	1,733	88,348

Emergent BioSolutions, Inc.*	2,473	182,878

Enanta Pharmaceuticals, Inc.*	1,754	81,333

FibroGen, Inc.*	2,732	100,784

Halozyme Therapeutics, Inc.*	5,713	129,428

Heron Therapeutics, Inc.* (a)	3,813	54,373

ImmunoGen, Inc.*	2,920	11,914

Innoviva, Inc.* (a)	9,428	133,689

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals & Biotechnology — continued

Ironwood Pharmaceuticals, Inc.* (a)	7,905	79,050

Lannett Co., Inc.*	2,391	22,810

Lexicon Pharmaceuticals, Inc.*	6,496	12,277

Ligand Pharmaceuticals, Inc.* (a)	969	95,514

Luminex Corp.	9,100	328,055

Mallinckrodt plc* (a)	2,728	11,076

Medpace Holdings, Inc.*	4,635	370,151

Momenta Pharmaceuticals, Inc.*	4,914	155,774

MyoKardia, Inc.*	2,148	134,937

Myriad Genetics, Inc.* (a)	4,464	69,013

Novocure Ltd.*	5,253	345,647

Pacira BioSciences, Inc.*	6,919	285,686

PDL BioPharma, Inc.*	23,798	80,675

PetIQ, Inc.* (a)	3,329	95,209

Prestige Consumer Healthcare, Inc.*	3,527	143,514

PTC Therapeutics, Inc.*	3,398	173,026

Retrophin, Inc.*	5,584	84,989

Sangamo Therapeutics, Inc.*	3,291	26,822

Supernus Pharmaceuticals, Inc.*	2,735	63,999

Syneos Health, Inc.*	2,727	152,139

Vanda Pharmaceuticals, Inc.*	6,938	79,787

Xencor, Inc.*	2,665	77,898

		4,787,272

Real Estate Investment & Services — 0.2%

Kennedy-Wilson Holdings, Inc.	9,844	139,293

Rafael Holdings, Inc., Class B*	4,486	63,297

		202,590

Real Estate Investment Trusts — 7.2%

Acadia Realty Trust	2,141	26,527

AG Mortgage Investment Trust, Inc. (a)	2,980	9,506

Agree Realty Corp.	4,468	290,911

American Assets Trust, Inc.	6,440	182,381

Anworth Mortgage Asset Corp.	16,902	29,071

Apollo Commercial Real Estate Finance, Inc.	16,510	134,557

Blackstone Mortgage Trust, Inc., Class A	8,838	207,958

Capstead Mortgage Corp.	18,829	97,723

CareTrust REIT, Inc.	12,081	199,095

Community Healthcare Trust, Inc.	1,996	74,251

CoreCivic, Inc.	6,662	87,405

DiamondRock Hospitality Co.	5,299	33,013

EastGroup Properties, Inc.	2,804	297,224

Ellington Financial, Inc. (a)	15,124	157,138

Essential Properties Realty Trust, Inc.	7,464	109,646

Exantas Capital Corp.	10,683	31,622

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Real Estate Investment Trusts — continued

First Industrial Realty Trust, Inc.	8,993	339,666

Four Corners Property Trust, Inc.	9,358	209,526

Franklin Street Properties Corp.	5,379	29,262

GEO Group, Inc. (The)	3,897	49,414

Global Net Lease, Inc.	14,607	210,195

Granite Point Mortgage Trust, Inc.	6,692	33,326

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,907	165,337

Healthcare Realty Trust, Inc. (a)	9,429	277,118

Innovative Industrial Properties, Inc. (a)	3,527	276,728

Invesco Mortgage Capital, Inc. (a)	26,179	79,584

Investors Real Estate Trust	1,689	105,782

iStar, Inc.	16,365	163,977

Kite Realty Group Trust	7,753	79,313

KKR Real Estate Finance Trust, Inc. (a)	12,502	197,282

Ladder Capital Corp.	17,206	136,788

Lexington Realty Trust	41,021	428,669

LTC Properties, Inc. (a)	6,609	235,280

Mack-Cali Realty Corp.	5,991	96,994

National Health Investors, Inc.	3,876	213,413

National Storage Affiliates Trust	4,281	121,923

New York Mortgage Trust, Inc.	73,054	159,258

Office Properties Income Trust	1,822	49,923

PennyMac Mortgage Investment Trust	20,356	211,702

Physicians Realty Trust	16,418	253,166

Piedmont Office Realty Trust, Inc., Class A	14,637	253,952

PotlatchDeltic Corp.	2,291	80,437

PS Business Parks, Inc.	1,861	240,236

QTS Realty Trust, Inc., Class A	3,286	205,474

Redwood Trust, Inc. (a)	24,241	99,388

Retail Opportunity Investments Corp.	7,627	74,020

Rexford Industrial Realty, Inc.	8,136	331,298

RLJ Lodging Trust	5,471	50,826

RPT Realty	11,587	79,023

Ryman Hospitality Properties, Inc.	1,524	53,858

Sabra Health Care REIT, Inc.	15,788	202,402

Saul Centers, Inc.	1,290	42,080

STAG Industrial, Inc.	10,472	274,890

Summit Hotel Properties, Inc.	5,852	35,463

Terreno Realty Corp.	6,526	357,755

TPG RE Finance Trust, Inc. (a)	5,447	41,887

Urban Edge Properties	899	10,339

Washington REIT (a)	5,259	122,640

Western Asset Mortgage Capital Corp.	23,720	72,346

Xenia Hotels & Resorts, Inc.	4,858	47,123

		8,767,091

INVESTMENTS	SHARES	VALUE($)

Software & Computer Services — 6.6%

ACI Worldwide, Inc.* (a)	12,706	348,144

Agilysys, Inc.*	4,481	87,783

Alarm.com Holdings, Inc.*	619	27,688

Appfolio, Inc., Class A* (a)	3,091	339,577

Avaya Holdings Corp.* (a)	10,738	106,736

Blackbaud, Inc.	2,406	132,955

Blackline, Inc.*	3,328	202,143

Blucora, Inc.*	7,162	100,769

Bottomline Technologies DE, Inc.*	3,315	138,003

Cogent Communications Holdings, Inc.	5,587	468,358

Computer Programs & Systems, Inc. (a)	1,993	47,892

CSG Systems International, Inc.	6,575	319,413

Ebix, Inc. (a)	3,718	77,818

Envestnet, Inc.*	4,475	279,777

Everbridge, Inc.* (a)	2,700	300,726

Five9, Inc.* (a)	3,843	356,131

Forrester Research, Inc.*	2,796	87,515

Gogo, Inc.* (a)	9,446	15,397

Intelligent Systems Corp.*	2,616	87,741

j2 Global, Inc.	3,590	289,498

Meet Group, Inc. (The)* (a)	43,418	267,889

MicroStrategy, Inc., Class A*	1,291	163,092

NetScout Systems, Inc.*	3,650	96,652

NextGen Healthcare, Inc.*	6,323	66,708

NIC, Inc.	4,860	117,758

OneSpan, Inc.*	5,043	84,722

Perficient, Inc.*	9,343	325,417

Perspecta, Inc.	10,630	229,289

Progress Software Corp.	8,162	333,907

PROS Holdings, Inc.*	5,161	177,487

Q2 Holdings, Inc.*	572	45,600

Qualys, Inc.*	4,984	525,513

Rosetta Stone, Inc.*	1,802	30,778

SailPoint Technologies Holding, Inc.* (a)	4,572	84,993

Science Applications International Corp.	3,285	268,253

Shutterstock, Inc. (a)	4,417	167,846

SPS Commerce, Inc.*	5,745	318,905

TiVo Corp.	6,522	45,850

Unisys Corp.*	11,817	148,776

Varonis Systems, Inc.*	2,519	168,899

Verint Systems, Inc.*	5,336	228,061

Virtusa Corp.*	3,260	107,580

Workiva, Inc.*	5,379	206,285

		8,024,324

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	143

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Support Services — 3.6%

ABM Industries, Inc.	4,614	159,137

AMN Healthcare Services, Inc.*	1,914	89,920

Applied Industrial Technologies, Inc.	7,061	369,926

ASGN, Inc.*	2,796	129,874

Barnes Group, Inc.	2,676	102,705

Cimpress plc (Ireland)* (a)	972	70,752

Comfort Systems USA, Inc.	4,814	160,306

Covanta Holding Corp.	446	3,470

CRA International, Inc.	2,231	93,992

Deluxe Corp.	2,134	60,115

DXP Enterprises, Inc.*	949	14,159

EVERTEC, Inc. (Puerto Rico)	5,052	128,018

ExlService Holdings, Inc.*	2,124	131,114

Exponent, Inc.	2,091	147,060

FTI Consulting, Inc.*	2,647	337,122

Heidrick & Struggles International, Inc.	1,145	25,694

Huron Consulting Group, Inc.*	1,472	82,491

Insperity, Inc.	1,378	65,744

Kaman Corp.	3,922	152,017

Kelly Services, Inc., Class A	1,787	27,609

Korn Ferry	1,780	51,317

Lawson Products, Inc.*	1,426	47,928

MAXIMUS, Inc.	6,146	413,749

McGrath RentCorp	2,642	144,121

Mobile Mini, Inc. (a)	838	23,942

Resources Connection, Inc.	2,689	29,256

SiteOne Landscape Supply, Inc.*	2,626	232,742

Sykes Enterprises, Inc.*	1,656	47,411

Team, Inc.* (a)	1,830	11,291

Tetra Tech, Inc.	4,413	332,211

TriNet Group, Inc.*	2,825	138,340

TrueBlue, Inc.*	1,162	18,046

TTEC Holdings, Inc.	3,972	154,828

UniFirst Corp.	2,019	339,495

		4,335,902

Technology Hardware & Equipment — 6.4%

Acacia Communications, Inc.*	6,201	419,746

ADTRAN, Inc.	11,425	117,449

Advanced Energy Industries, Inc.*	2,865	159,294

Amkor Technology, Inc.*	13,020	128,638

Axcelis Technologies, Inc.*	3,877	90,567

Brooks Automation, Inc.	5,028	193,528

Cabot Microelectronics Corp.	3,002	367,865

CEVA, Inc.*	3,027	94,896

Cirrus Logic, Inc.*	6,221	470,308

INVESTMENTS	SHARES	VALUE($)

Technology Hardware & Equipment — continued

Cohu, Inc.	524	8,662

Comtech Telecommunications Corp.	4,816	89,144

Diodes, Inc.*	9,437	480,249

DSP Group, Inc.*	2,443	42,142

FormFactor, Inc.*	5,202	121,207

Harmonic, Inc.* (a)	13,663	79,245

Ichor Holdings Ltd.*	8,288	206,371

Inphi Corp.*	5,693	549,602

Insight Enterprises, Inc.*	6,264	340,073

InterDigital, Inc. (a)	2,435	140,670

Lattice Semiconductor Corp.*	23,036	518,540

Loral Space & Communications, Inc.*	965	21,230

Lumentum Holdings, Inc.* (a)	1,999	161,739

MaxLinear, Inc.*	8,254	136,108

NeoPhotonics Corp.*	7,330	70,515

Onto Innovation, Inc.*	6,542	212,353

PC Connection, Inc.	2,994	137,574

Photronics, Inc.*	7,256	86,709

Pitney Bowes, Inc. (a)	18,979	66,996

Power Integrations, Inc.	2,665	272,763

Rambus, Inc.*	10,148	127,154

Ribbon Communications, Inc.*	1,005	3,663

ScanSource, Inc.*	2,940	76,205

Semtech Corp.*	3,706	167,659

Silicon Laboratories, Inc.*	2,326	226,134

SMART Global Holdings, Inc.*	3,162	79,967

Stratasys Ltd.* (a)	3,155	55,843

Synaptics, Inc.*	4,086	267,184

Tech Data Corp.*	3,006	422,764

Ultra Clean Holdings, Inc.*	4,103	75,454

Viavi Solutions, Inc.* (a)	24,712	298,521

Xperi Corp.	13,067	199,664

		7,784,395

Tobacco — 0.6%

Universal Corp.	7,872	380,769

Vector Group Ltd.	35,157	376,180

		756,949

Travel & Leisure — 3.4%

Allegiant Travel Co. (a)	881	69,141

AMC Entertainment Holdings, Inc., Class A (a)	4,154	20,438

Avis Budget Group, Inc.*	3,362	55,406

Biglari Holdings, Inc., Class B*	132	9,239

BJ’s Restaurants, Inc.	3,069	67,088

Bloomin’ Brands, Inc.	16,473	198,500

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Travel & Leisure — continued

Boyd Gaming Corp.	7,012	117,030

Brinker International, Inc. (a)	5,352	124,595

Cheesecake Factory, Inc. (The) (a)	6,675	148,786

Churchill Downs, Inc.	3,409	341,650

Chuy’s Holdings, Inc.*	2,781	46,610

Cracker Barrel Old Country Store, Inc. (a)	1,943	189,248

Dave & Buster’s Entertainment, Inc. (a)	5,807	85,014

Denny’s Corp.*	11,778	132,738

Dine Brands Global, Inc. (a)	3,051	135,434

El Pollo Loco Holdings, Inc.* (a)	7,863	96,164

Eldorado Resorts, Inc.* (a)	3,550	76,112

Hawaiian Holdings, Inc.	3,273	47,131

IMAX Corp.*	5,710	65,665

Jack in the Box, Inc. (a)	3,510	211,653

Marcus Corp. (The)	4,343	63,147

Marriott Vacations Worldwide Corp.	2,484	206,172

Noodles & Co.* (a)	2,951	18,444

Penn National Gaming, Inc.* (a)	9,886	176,168

Red Robin Gourmet Burgers, Inc.* (a)	6,681	97,743

Ruth’s Hospitality Group, Inc.	7,628	85,853

SeaWorld Entertainment, Inc.* (a)	8,991	132,078

Shake Shack, Inc., Class A* (a)	3,606	196,563

SkyWest, Inc.	4,507	139,492

Spirit Airlines, Inc.*	6,405	96,203

Texas Roadhouse, Inc.	5,505	259,230

Travelzoo*	628	3,498

Wingstop, Inc.	3,881	455,125

		4,167,358

Total Common Stocks (Cost $156,153,855)		121,060,916

	NO. OF RIGHTS
Rights — 0.0%

Media — 0.0%

Media General, Inc., CVR*‡	1,533	—

Pharmaceuticals & Biotechnology — 0.0%

Achillion Pharmaceuticals, Inc., CVR*‡	12,757	—

Total Rights (Cost $—)		—

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 16.1%

Investment Companies — 0.2%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (b) (c) (Cost $269,662)	269,662	269,662

Investment of Cash Collateral from Securities Loaned — 15.9%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (b) (c)	16,995,798	16,999,197

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (b) (c)	2,339,008	2,339,008

Total Investment of Cash Collateral from Securities Loaned (Cost $19,335,505)		19,338,205

Total Short-Term Investments (Cost $19,605,167)		19,607,867

Total Investments — 115.8% (Cost $175,759,022)		140,668,783
Liabilities in Excess of Other Assets — (15.8%)		(19,217,971)

NET ASSETS — 100.0%		121,450,812

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $17,770,833.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	145

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts
Russell 2000 E-Mini Index	7	06/2020	USD	457,450	97,121

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%

Aerospace & Defense — 0.8%

Lockheed Martin Corp.	621	241,606

Automobiles & Parts — 1.9%

Ford Motor Co.	26,791	136,366

General Motors Co.	6,030	134,409

Genuine Parts Co.	2,204	174,733

Goodyear Tire & Rubber Co. (The)	7,310	52,413

Harley-Davidson, Inc.	4,907	107,120

		605,041

Banks — 1.3%

New York Community Bancorp, Inc. (a)	19,463	211,368

PacWest Bancorp	4,088	82,741

People’s United Financial, Inc.	9,128	115,835

		409,944

Beverages — 1.6%

Coca-Cola Co. (The)	4,443	203,889

Keurig Dr Pepper, Inc.	1,538	40,695

Molson Coors Beverage Co., Class B	1,079	44,250

PepsiCo, Inc.	1,775	234,815

		523,649

Chemicals — 6.8%

Cabot Corp.	1,653	56,020

CF Industries Holdings, Inc.	4,940	135,850

Chemours Co. (The) (a)	15,364	180,220

Dow, Inc.	5,633	206,675

DuPont de Nemours, Inc.	5,289	248,689

Eastman Chemical Co.	3,613	218,622

Huntsman Corp.	11,017	185,196

International Flavors & Fragrances, Inc.	1,599	209,517

LyondellBasell Industries NV, Class A	3,199	185,382

Olin Corp.	13,842	184,791

RPM International, Inc.	2,279	151,348

Scotts Miracle-Gro Co. (The)	1,713	212,463

		2,174,773

Construction & Materials — 0.7%

Fluor Corp.	3,214	37,604

MDU Resources Group, Inc. (a)	8,209	184,374

		221,978

Electricity — 13.6%

AES Corp. (The)	13,309	176,345

Alliant Energy Corp.	4,328	210,124

American Electric Power Co., Inc.	2,567	213,343

Avangrid, Inc. (a)	3,174	136,482

CMS Energy Corp.	3,628	207,123

INVESTMENTS	SHARES	VALUE($)

Electricity — continued

Consolidated Edison, Inc.	2,865	225,762

Dominion Energy, Inc.	2,920	225,220

DTE Energy Co.	2,007	208,206

Edison International	3,397	199,438

Entergy Corp.	1,955	186,722

Evergy, Inc.	3,486	203,687

Eversource Energy	2,618	211,273

Exelon Corp.	5,319	197,228

FirstEnergy Corp.	5,081	209,693

Hawaiian Electric Industries, Inc.	4,121	162,656

IDACORP, Inc.	717	65,806

OGE Energy Corp.	5,984	188,616

Pinnacle West Capital Corp.	2,545	195,940

PPL Corp.	7,583	192,760

Public Service Enterprise Group, Inc.	4,385	222,363

Southern Co. (The)	3,784	214,666

Vistra Energy Corp.	5,730	111,964

Xcel Energy, Inc.	3,637	231,168

		4,396,585

Electronic & Electrical Equipment — 1.3%

Emerson Electric Co.	3,412	194,586

Hubbell, Inc.	1,709	212,651

		407,237

Financial Services — 0.8%

BGC Partners, Inc., Class A	13,000	40,235

Invesco Ltd.	12,871	110,948

Janus Henderson Group plc (United Kingdom) (a)	2,309	41,331

Lazard Ltd., Class A	2,830	77,825

		270,339

Fixed Line Telecommunications — 2.0%

AT&T, Inc.	6,823	207,897

CenturyLink, Inc.	18,828	199,953

Verizon Communications, Inc.	4,350	249,908

		657,758

Food & Drug Retailers — 0.4%

Sysco Corp.	1,978	111,302

Food Producers — 4.6%

Archer-Daniels-Midland Co.	1,750	64,995

Campbell Soup Co.	4,988	249,300

Conagra Brands, Inc.	6,141	205,355

Flowers Foods, Inc. (a)	10,164	226,454

General Mills, Inc.	4,509	270,044

JM Smucker Co. (The)	165	18,960

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	147

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Food Producers — continued

Kellogg Co.	3,177	208,094

Kraft Heinz Co. (The)	7,653	232,115

		1,475,317

Forestry & Paper — 1.0%

Domtar Corp.	5,228	122,126

International Paper Co.	6,150	210,637

		332,763

Gas, Water & Multiutilities — 4.7%

Ameren Corp.	2,276	165,579

CenterPoint Energy, Inc.	9,948	169,414

Duke Energy Corp.	2,492	210,973

National Fuel Gas Co.	3,537	145,017

NiSource, Inc.	8,411	211,200

Sempra Energy (a)	1,626	201,380

UGI Corp.	6,321	190,768

WEC Energy Group, Inc.	2,452	222,029

		1,516,360

General Industrials — 2.8%

3M Co.	1,252	190,204

Eaton Corp. plc	2,525	210,838

Packaging Corp. of America	2,001	193,397

Sonoco Products Co.	3,667	179,096

WestRock Co.	3,668	118,073

		891,608

General Retailers — 3.6%

Foot Locker, Inc.	4,052	103,853

Gap, Inc. (The)	12,522	101,679

H&R Block, Inc.	8,254	137,429

Home Depot, Inc. (The)	1,097	241,153

KAR Auction Services, Inc.	3,061	45,854

Kohl’s Corp.	3,549	65,515

L Brands, Inc.	10,265	122,051

Macy’s, Inc. (a)	13,814	80,950

Nordstrom, Inc.	3,081	57,861

Target Corp.	2,060	226,064

		1,182,409

Health Care Equipment & Services — 1.3%

Medtronic plc	2,305	225,037

Quest Diagnostics, Inc.	1,670	183,884

ResMed, Inc.	43	6,679

		415,600

Household Goods & Home Construction — 3.3%

Clorox Co. (The)	1,416	263,999

INVESTMENTS	SHARES	VALUE($)

Household Goods & Home Construction — continued

Leggett & Platt, Inc.	4,771	167,605

Newell Brands, Inc.	13,211	183,369

Procter & Gamble Co. (The)	2,109	248,588

Stanley Black & Decker, Inc.	39	4,298

Whirlpool Corp. (a)	1,591	177,778

		1,045,637

Industrial Engineering — 1.8%

Caterpillar, Inc.	1,754	204,131

Cummins, Inc.	1,401	229,063

Rockwell Automation, Inc.	282	53,433

Timken Co. (The)	1,743	65,502

		552,129

Industrial Metals & Mining — 2.0%

GrafTech International Ltd. (a)	3,511	28,509

Nucor Corp.	4,446	183,131

Reliance Steel & Aluminum Co.	1,678	150,315

Southern Copper Corp. (Peru)	5,486	177,966

Steel Dynamics, Inc.	4,355	105,696

		645,617

Industrial Transportation — 1.0%

Macquarie Infrastructure Corp.	4,800	132,432

Ryder System, Inc.	681	24,107

United Parcel Service, Inc., Class B	1,727	163,478

		320,017

Leisure Goods — 0.8%

Garmin Ltd. (a)	1,749	141,949

Hasbro, Inc.	1,725	124,562

		266,511

Media — 0.5%

Nielsen Holdings plc	10,653	156,919

Mobile Telecommunications — 1.6%

Telephone & Data Systems, Inc.	6,739	132,219

T-Mobile US, Inc.*	4,422	388,252

		520,471

Nonlife Insurance — 0.5%

Old Republic International Corp.	10,512	167,666

Oil & Gas Producers — 3.5%

Apache Corp. (a)	9,200	120,336

Chevron Corp. (a)	2,323	213,716

Exxon Mobil Corp.	3,921	182,209

Kosmos Energy Ltd. (Ghana)	8,647	14,268

Marathon Petroleum Corp.	1,022	32,786

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Oil & Gas Producers — continued

Murphy Oil Corp. (a)	9,824	116,513

Occidental Petroleum Corp.	5,699	94,603

PBF Energy, Inc., Class A	8,278	94,369

Phillips 66	852	62,341

Valero Energy Corp.	2,902	183,842

		1,114,983

Oil Equipment, Services & Distribution — 3.5%

Antero Midstream Corp. (a)	34,400	163,400

Equitrans Midstream Corp. (a)	13,887	116,373

Halliburton Co.	10,187	106,964

Helmerich & Payne, Inc. (a)	5,353	105,829

Kinder Morgan, Inc.	11,026	167,926

ONEOK, Inc.	3,439	102,929

Schlumberger Ltd.	6,903	116,108

Targa Resources Corp.	5,587	72,407

Williams Cos., Inc. (The)	10,013	193,952

		1,145,888

Personal Goods — 1.8%

Coty, Inc., Class A	14,933	81,385

Hanesbrands, Inc.	12,663	125,870

Kimberly-Clark Corp.	1,726	239,016

Nu Skin Enterprises, Inc., Class A	2,017	58,916

Tapestry, Inc.	6,328	94,161

		599,348

Pharmaceuticals & Biotechnology — 6.8%

AbbVie, Inc.	2,719	223,502

Amgen, Inc.	1,137	271,993

Bristol-Myers Squibb Co.	3,929	238,923

Cardinal Health, Inc.	3,012	149,034

Eli Lilly & Co.	1,823	281,909

Gilead Sciences, Inc.	3,299	277,116

Johnson & Johnson	1,810	271,572

Merck & Co., Inc.	3,067	243,336

Pfizer, Inc.	6,364	244,123

		2,201,508

Real Estate Investment Trusts — 11.7%

AGNC Investment Corp.	13,424	166,726

Annaly Capital Management, Inc.	25,888	161,800

Apple Hospitality REIT, Inc.	9,400	90,992

Brandywine Realty Trust	12,521	139,734

Brixmor Property Group, Inc.	11,355	130,015

Brookfield Property REIT, Inc., Class A (a)	1,843	18,052

Chimera Investment Corp.	9,982	77,560

Colony Capital, Inc.	12,355	28,540

INVESTMENTS	SHARES	VALUE($)

Real Estate Investment Trusts — continued

Corporate Office Properties Trust	1,462	38,626

Digital Realty Trust, Inc.	1,880	281,041

EPR Properties	3,128	92,026

Gaming and Leisure Properties, Inc.	4,982	140,692

Healthcare Trust of America, Inc., Class A	1,104	27,191

Healthpeak Properties, Inc.	6,277	164,081

Iron Mountain, Inc.	6,570	158,863

Kimco Realty Corp.	11,559	126,109

Macerich Co. (The) (a)	9,070	67,753

Medical Properties Trust, Inc.	5,695	97,612

MFA Financial, Inc.	24,359	42,628

National Retail Properties, Inc.	3,565	116,362

New Residential Investment Corp.	14,293	87,044

Omega Healthcare Investors, Inc.	5,764	168,021

Outfront Media, Inc.	5,991	93,999

Park Hotels & Resorts, Inc.	10,530	100,140

Rayonier, Inc.	4,485	107,775

Service Properties Trust	6,362	44,089

Simon Property Group, Inc.	1,520	101,490

SITE Centers Corp.	8,467	51,310

Spirit Realty Capital, Inc.	4,752	146,171

Starwood Property Trust, Inc.	10,127	131,044

Taubman Centers, Inc.	815	35,126

Two Harbors Investment Corp.	15,491	70,794

Ventas, Inc.	1,124	36,361

VEREIT, Inc.	24,238	132,824

Welltower, Inc.	2,508	128,485

WP Carey, Inc.	2,642	173,791

		3,774,867

Software & Computer Services — 1.1%

International Business Machines Corp.	1,660	208,430

Microsoft Corp.	920	164,873

		373,303

Support Services — 1.4%

Paychex, Inc.	2,756	188,841

Waste Management, Inc.	1,581	158,131

Xerox Holdings Corp.	6,409	117,220

		464,192

Technology Hardware & Equipment — 4.6%

Analog Devices, Inc.	2,084	228,406

HP, Inc.	3,529	54,735

Intel Corp.	4,270	256,115

KLA Corp.	1,471	241,376

Maxim Integrated Products, Inc.	3,949	217,116

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	149

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Technology Hardware & Equipment — continued

Microchip Technology, Inc. (a)	2,100	184,233

QUALCOMM, Inc.	2,933	230,739

Xilinx, Inc.	719	62,841

		1,475,561

Tobacco — 1.3%

Altria Group, Inc.	4,792	188,086

Philip Morris International, Inc.	2,849	212,535

		400,621

Travel & Leisure — 3.2%

Cinemark Holdings, Inc.	4,804	68,601

Copa Holdings SA, Class A (Panama)	2,117	93,593

Darden Restaurants, Inc.	1,959	144,555

Extended Stay America, Inc.	10,702	116,331

International Game Technology plc	9,111	68,697

Las Vegas Sands Corp.	3,270	157,025

McDonald’s Corp.	1,110	208,191

Six Flags Entertainment Corp.	4,870	97,449

Wyndham Destinations, Inc.	2,641	67,530

		1,021,972

Total Common Stocks (Cost $38,550,329)		32,081,479

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 6.8%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (b) (c) (Cost $31,637)	31,637	31,637

Investment of Cash Collateral from Securities Loaned — 6.7%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (b) (c) (Cost $2,160,876)	2,160,876	2,160,876

Total Short-Term Investments (Cost $2,192,513)		2,192,513

Total Investments — 106.4% (Cost $40,742,842)		34,273,992

Liabilities in Excess of Other Assets — (6.4%)		(2,070,235)

NET ASSETS — 100.0%		32,203,757

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $2,031,688.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

S&P 500 Mic E-mini Index	9	06/2020	USD	130,556	22,243

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%

Aerospace & Defense — 0.7%

Lockheed Martin Corp.	1,606	624,830

Automobiles & Parts — 1.0%

Genuine Parts Co.	5,861	464,660

WABCO Holdings, Inc.*	3,720	499,893

		964,553

Banks — 0.5%

TFS Financial Corp.	9,196	125,525

US Bancorp	9,265	338,173

		463,698

Beverages — 2.7%

Brown-Forman Corp., Class B	9,602	597,244

Coca-Cola Co. (The)	11,613	532,921

Constellation Brands, Inc., Class A	2,105	346,672

Keurig Dr Pepper, Inc.	6,202	164,105

Molson Coors Beverage Co., Class B	5,947	243,887

PepsiCo, Inc.	4,723	624,806

		2,509,635

Chemicals — 5.4%

Air Products & Chemicals, Inc.	2,775	625,984

Ashland Global Holdings, Inc.	7,120	439,233

Axalta Coating Systems Ltd.* (a)	9,328	184,135

Celanese Corp.	567	47,101

Ecolab, Inc. (a)	3,083	596,561

International Flavors & Fragrances, Inc.	3,796	497,390

Linde plc (United Kingdom)	3,194	587,664

NewMarket Corp.	741	304,877

PPG Industries, Inc.	4,824	438,164

RPM International, Inc.	8,769	582,349

Scotts Miracle-Gro Co. (The)	3,871	480,120

WR Grace & Co.	6,932	327,398

		5,110,976

Construction & Materials — 0.2%

MDU Resources Group, Inc.	6,281	141,071

Electricity — 11.4%

Alliant Energy Corp.	11,733	569,637

American Electric Power Co., Inc.	6,879	571,714

Avangrid, Inc. (a)	7,416	318,888

CMS Energy Corp.	10,128	578,208

Consolidated Edison, Inc.	7,465	588,242

Dominion Energy, Inc.	7,834	604,236

DTE Energy Co.	5,217	541,212

Entergy Corp.	5,168	493,596

Evergy, Inc.	9,369	547,431

Eversource Energy	7,084	571,679

Exelon Corp.	14,043	520,714

FirstEnergy Corp.	12,909	532,754

Hawaiian Electric Industries, Inc.	7,866	310,471

IDACORP, Inc.	3,744	343,624

INVESTMENTS	SHARES	VALUE ($)

Electricity — continued

NextEra Energy, Inc.	2,450	566,244

OGE Energy Corp.	15,523	489,285

Pinnacle West Capital Corp.	6,239	480,341

PPL Corp.	17,892	454,815

Public Service Enterprise Group, Inc.	10,987	557,151

Southern Co. (The)	10,192	578,192

Xcel Energy, Inc.	9,826	624,540

		10,842,974

Electronic & Electrical Equipment — 0.5%

Hubbell, Inc.	2,495	310,453

Waters Corp.*	1,189	222,343

		532,796

Fixed Line Telecommunications — 1.8%

AT&T, Inc.	17,867	544,408

CenturyLink, Inc. (a)	41,670	442,535

GCI Liberty, Inc., Class A*	1,474	89,663

Verizon Communications, Inc.	11,126	639,189

		1,715,795

Food & Drug Retailers — 1.5%

AmerisourceBergen Corp.	5,809	520,835

CVS Health Corp.	7,172	441,437

Sysco Corp.	8,137	457,869

		1,420,141

Food Producers — 8.7%

Archer-Daniels-Midland Co.	15,171	563,451

Campbell Soup Co. (a)	8,853	442,473

Conagra Brands, Inc.	18,080	604,595

Flowers Foods, Inc.	12,221	272,284

General Mills, Inc.	10,997	658,610

Hershey Co. (The)	3,989	528,263

Hormel Foods Corp.	14,579	683,026

Ingredion, Inc.	6,810	552,972

JM Smucker Co. (The)	5,160	592,936

Kellogg Co.	9,324	610,722

Kraft Heinz Co. (The)	7,956	241,306

Lamb Weston Holdings, Inc.	6,944	426,084

McCormick & Co., Inc. (Non-Voting)	3,772	591,600

Mondelez International, Inc., Class A	11,493	591,200

Post Holdings, Inc.*	3,814	350,316

Tyson Foods, Inc., Class A	6,513	405,043

US Foods Holding Corp.*	4,958	106,597

		8,221,478

Gas, Water & Multiutilities — 5.7%

Ameren Corp.	7,751	563,885

American Water Works Co., Inc.	4,891	595,186

Atmos Energy Corp.	5,917	603,356

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	151

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued

Gas, Water & Multiutilities — continued

CenterPoint Energy, Inc.	22,270	379,258

Duke Energy Corp.	6,714	568,407

Essential Utilities, Inc.	12,405	518,405

National Fuel Gas Co.	7,993	327,713

NiSource, Inc.	20,399	512,219

Sempra Energy (a)	3,613	447,470

UGI Corp.	10,659	321,689

WEC Energy Group, Inc.	6,631	600,437

		5,438,025

General Industrials — 1.4%

3M Co.	2,425	368,406

AptarGroup, Inc.	1,047	112,113

Avery Dennison Corp.	4,413	487,151

Honeywell International, Inc.	1,443	204,762

Sonoco Products Co.	2,816	137,533

		1,309,965

General Retailers — 6.0%

AutoZone, Inc.*	548	559,135

Bright Horizons Family Solutions, Inc.*	3,552	413,630

Copart, Inc.*	6,503	520,955

Costco Wholesale Corp.	2,183	661,449

Dollar Tree, Inc.*	2,577	205,310

Home Depot, Inc. (The)	2,880	633,110

O’Reilly Automotive, Inc.*	855	330,321

Rollins, Inc.	4,444	177,760

Service Corp. International	11,919	437,904

Target Corp.	5,221	572,952

TJX Cos., Inc. (The)	10,158	498,250

Walmart, Inc.	5,571	677,155

		5,687,931

Health Care Equipment & Services — 10.5%

Baxter International, Inc.	7,227	641,613

Becton Dickinson and Co.	2,291	578,546

Bio-Techne Corp.	2,266	509,850

Cooper Cos., Inc. (The)	1,861	533,549

Henry Schein, Inc.*	5,868	320,158

Hill-Rom Holdings, Inc.	5,494	618,020

Laboratory Corp. of America Holdings*	3,362	552,881

Medtronic plc	5,877	573,771

Quest Diagnostics, Inc.	5,640	621,020

ResMed, Inc.	995	154,543

STERIS plc	3,858	549,765

Stryker Corp.	2,888	538,410

Teleflex, Inc.	1,730	580,242

Thermo Fisher Scientific, Inc.	2,104	704,167

UnitedHealth Group, Inc.	2,233	653,085

INVESTMENTS	SHARES	VALUE ($)

Health Care Equipment & Services — continued

Varian Medical Systems, Inc.*	4,355	498,125

West Pharmaceutical Services, Inc.	4,030	762,718

Zimmer Biomet Holdings, Inc.	4,164	498,431

		9,888,894

Household Goods & Home Construction — 2.9%

Church & Dwight Co., Inc.	7,915	553,971

Clorox Co. (The)	3,661	682,557

Leggett & Platt, Inc.	10,994	386,219

NVR, Inc.*	162	502,200

Procter & Gamble Co. (The)	5,490	647,106

Stanley Black & Decker, Inc.	375	41,325

		2,813,378

Industrial Engineering — 0.1%

Snap-on, Inc.	406	52,898

Industrial Transportation — 0.4%

United Parcel Service, Inc., Class B	4,222	399,655

Leisure Goods — 1.4%

Garmin Ltd. (a)	6,465	524,700

Hasbro, Inc.	3,158	228,039

Pool Corp.	2,896	612,967

		1,365,706

Life Insurance — 0.3%

Aflac, Inc.	7,742	288,312

Media — 0.9%

Graham Holdings Co., Class B	492	191,885

Omnicom Group, Inc.	3,576	203,939

Walt Disney Co. (The)	4,370	472,616

		868,440

Mobile Telecommunications — 1.2%

Telephone & Data Systems, Inc.	15,661	307,269

T-Mobile US, Inc.*	6,796	596,689

United States Cellular Corp.* (a)	7,823	249,006

		1,152,964

Nonlife Insurance — 6.1%

Allstate Corp. (The)	5,533	562,817

American Financial Group, Inc.	4,765	315,634

Aon plc	760	131,229

Arch Capital Group Ltd.*	14,928	358,720

Arthur J Gallagher & Co. (a)	3,510	275,535

Berkshire Hathaway, Inc., Class B*	3,054	572,197

Brown & Brown, Inc.	13,212	474,443

Chubb Ltd.	3,404	367,666

Cincinnati Financial Corp.	5,635	370,783

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued

Nonlife Insurance — continued

Everest Re Group Ltd.	1,408	243,767

Markel Corp.*	488	422,530

Marsh & McLennan Cos., Inc.	5,798	564,319

RenaissanceRe Holdings Ltd. (Bermuda)	3,373	492,492

White Mountains Insurance Group Ltd.	276	268,548

WR Berkley Corp.	6,098	329,292

		5,749,972

Oil & Gas Producers — 2.5%

Chevron Corp.	5,511	507,012

ConocoPhillips	9,164	385,804

EOG Resources, Inc.	951	45,182

Exxon Mobil Corp.	10,052	467,117

Occidental Petroleum Corp.	9,820	163,012

Phillips 66	6,737	492,946

Valero Energy Corp.	4,674	296,098

		2,357,171

Oil Equipment, Services & Distribution — 2.0%

Cheniere Energy, Inc.*	9,805	457,796

Halliburton Co.	8,503	89,282

Kinder Morgan, Inc.	28,823	438,974

ONEOK, Inc.	7,558	226,211

Schlumberger Ltd.	10,759	180,966

Williams Cos., Inc. (The)	26,439	512,123

		1,905,352

Personal Goods — 2.9%

Colgate-Palmolive Co.	8,525	599,052

Estee Lauder Cos., Inc. (The), Class A	3,185	561,834

Kimberly-Clark Corp.	4,486	621,221

NIKE, Inc., Class B	6,853	597,445

VF Corp.	6,494	377,301

		2,756,853

Pharmaceuticals & Biotechnology — 5.4%

Abbott Laboratories	7,565	696,661

Amgen, Inc.	2,638	631,062

Bristol-Myers Squibb Co.	2,454	149,228

Eli Lilly & Co.	4,715	729,128

IQVIA Holdings, Inc.*	4,083	582,195

Johnson & Johnson	4,420	663,177

Merck & Co., Inc.	7,524	596,954

Pfizer, Inc.	13,401	514,062

QIAGEN NV*	759	31,642

Zoetis, Inc.	4,621	597,541

		5,191,650

Real Estate Investment Trusts — 5.2%

AGNC Investment Corp.(a)	35,627	442,487

American Tower Corp.	2,707	644,266

INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued

Annaly Capital Management, Inc.	63,783	398,644

Apple Hospitality REIT, Inc.	25,502	246,859

Camden Property Trust	365	32,146

Chimera Investment Corp.	18,087	140,536

Crown Castle International Corp.	4,288	683,636

Equity Commonwealth	7,782	264,199

Equity LifeStyle Properties, Inc.	7,392	445,811

Federal Realty Investment Trust	2,914	242,649

Gaming and Leisure Properties, Inc.	13,111	370,255

MFA Financial, Inc.	46,941	82,147

National Retail Properties, Inc.	3,161	103,175

Regency Centers Corp.	1,865	81,892

Starwood Property Trust, Inc. (a)	25,064	324,328

Two Harbors Investment Corp.	39,480	180,424

WP Carey, Inc.	3,260	214,443

		4,897,897

Software & Computer Services — 4.2%

Amdocs Ltd.	8,222	529,826

ANSYS, Inc.*	2,527	661,644

CDK Global, Inc.	7,959	312,630

Citrix Systems, Inc.	1,365	197,939

Cognizant Technology Solutions Corp., Class A	899	52,160

International Business Machines Corp.	2,313	290,420

Intuit, Inc.	2,203	594,391

Microsoft Corp.	4,286	768,094

Synopsys, Inc.*	4,426	695,413

		4,102,517

Support Services — 2.4%

Automatic Data Processing, Inc.	3,717	545,247

Jack Henry & Associates, Inc.	1,603	262,171

Paychex, Inc.	2,255	154,512

Republic Services, Inc.	6,691	524,173

Verisk Analytics, Inc.	644	98,423

Waste Management, Inc.	5,545	554,611

		2,139,137

Technology Hardware & Equipment — 1.3%

L3Harris Technologies, Inc.	3,010	583,037

Motorola Solutions, Inc.	3,502	503,623

Texas Instruments, Inc.	1,867	216,703

		1,303,363

Tobacco — 0.8%

Altria Group, Inc.	9,038	354,742

Philip Morris International, Inc.	5,549	413,955

		768,697

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	153

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued

Travel & Leisure — 1.8%

Choice Hotels International, Inc. (a)	5,504	413,075

Dunkin’ Brands Group, Inc.	3,366	211,519

McDonald’s Corp.	2,934	550,301

Yum! Brands, Inc.	5,648	488,157

		1,663,052

Total Common Stocks (Cost $101,433,110)		94,649,776

Short-Term Investments — 3.0%

Investment Companies — 0.3%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (b)(c) (Cost $266,164)	266,164	266,164

Investment of Cash Collateral From Securities Loaned — 2.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (b) (c) (Cost $2,580,620)	2,580,620	2,580,620

Total Short-Term Investments (Cost $2,846,784)		2,846,784

INVESTMENTS	SHARES	VALUE ($)

Total Investments — 102.8% (Cost $104,279,894)		97,496,560

Liabilities in Excess of Other Assets — (2.8%)		(2,674,706)

NET ASSETS — 100.0%		94,821,854

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $2,425,225.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

S&P 500 Mic E-mini Index	12	06/2020	USD	174,075	27,182

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%

Aerospace & Defense — 0.8%

HEICO Corp.	1,468	128,597
Howmet Aerospace, Inc.	8,160	106,651

Teledyne Technologies, Inc.*	735	239,367

TransDigm Group, Inc.	621	225,473

		700,088

Alternative Energy — 0.1%

First Solar, Inc.*	1,890	83,179

Automobiles & Parts — 1.2%

Gentex Corp.	7,867	190,696

Tesla, Inc.*	1,105	863,977

		1,054,673

Beverages — 0.7%

Coca-Cola Co. (The)	6,215	285,206

Monster Beverage Corp.*	4,831	298,604

		583,810

Chemicals — 1.6%

Air Products & Chemicals, Inc.	1,644	370,853

Ashland Global Holdings, Inc.	497	30,660

CF Industries Holdings, Inc.	5,010	137,775

Ecolab, Inc.	2,380	460,530

FMC Corp.	2,608	239,675

RPM International, Inc.	2,799	185,882

WR Grace & Co.	53	2,503

		1,427,878

Construction & Materials — 0.5%

AECOM*	4,744	172,017

Armstrong World Industries, Inc.	2,017	155,471

Trane Technologies plc	1,172	102,456

		429,944

Electricity — 2.2%

American Electric Power Co., Inc.	2,452	203,786

Entergy Corp.	2,676	255,585

Eversource Energy	3,890	313,923

NextEra Energy, Inc.	3,550	820,476

OGE Energy Corp.	1,785	56,263

Southern Co. (The)	3,731	211,659

		1,861,692

Electronic & Electrical Equipment — 0.9%

Allegion plc	511	51,376

Keysight Technologies, Inc.*	2,763	267,376

Universal Display Corp. (a)	1,174	176,241

Zebra Technologies Corp., Class A*	1,034	237,468

		732,461

INVESTMENTS	SHARES	VALUE ($)

Financial Services — 7.6%

American Express Co.	4,566	416,647

CME Group, Inc.	2,896	516,096

Element Solutions, Inc.*	3,788	38,827

Fidelity National Financial, Inc.	4,276	115,666

Legg Mason, Inc.	3,175	158,210

LPL Financial Holdings, Inc.	2,436	146,696

MarketAxess Holdings, Inc. (a)	665	302,582

Mastercard, Inc., Class A	5,692	1,565,129

Moody’s Corp.	1,691	412,435

MSCI, Inc.	1,081	353,487

S&P Global, Inc.	2,098	614,462

Visa, Inc., Class A	9,598	1,715,355

Western Union Co. (The)	9,165	174,777

		6,530,369

Fixed Line Telecommunications — 1.6%

AT&T, Inc.	42,032	1,280,715

GCI Liberty, Inc., Class A*	1,277	77,680

		1,358,395

Food & Drug Retailers — 0.5%

Casey’s General Stores, Inc.	974	147,474

Sysco Corp.	4,990	280,787

		428,261

Food Producers — 1.2%

Hershey Co. (The)	2,061	272,938

Hormel Foods Corp.	5,491	257,254

Lamb Weston Holdings, Inc.	2,911	178,619

McCormick & Co., Inc. (Non-Voting)	1,780	279,175

Tyson Foods, Inc., Class A	779	48,446

		1,036,432

Gas, Water & Multiutilities — 1.0%

American Water Works Co., Inc.	2,487	302,643

Atmos Energy Corp.	2,183	222,601
WEC Energy Group, Inc.	3,741	338,748

		863,992

General Industrials — 1.0%

AptarGroup, Inc.	842	90,161

Avery Dennison Corp.	1,843	203,449

Ball Corp.	4,259	279,348

Carlisle Cos., Inc. (a)	532	64,351

Crown Holdings, Inc.*	3,155	203,213

		840,522

General Retailers — 8.2%

Amazon.com, Inc.*	876	2,167,224

AutoZone, Inc.*	295	300,994

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	155

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued

General Retailers — continued

Bright Horizons Family Solutions, Inc.* (a)	1,450	168,852

Burlington Stores, Inc.*	1,174	214,478

Copart, Inc.*	3,187	255,310

Costco Wholesale Corp.	2,564	776,892

Dollar General Corp.	2,634	461,740

frontdoor, Inc.*	2,692	104,207

Home Depot, Inc. (The)	7,077	1,555,737

O’Reilly Automotive, Inc.*	377	145,650

Ross Stores, Inc.	672	61,394

Service Corp. International	1,882	69,145

Target Corp.	3,068	336,683

TJX Cos., Inc. (The)	9,993	490,157

		7,108,463

Health Care Equipment & Services — 9.0%

Becton Dickinson and Co.	2,174	549,000

Bio-Rad Laboratories, Inc., Class A*	477	209,928

Bio-Techne Corp.	655	147,375

Bruker Corp.	1,634	64,249

Chemed Corp.	504	209,951

Cooper Cos., Inc. (The)	736	211,011

Danaher Corp.	2,433	397,698

DaVita, Inc.*	2,745	216,882

Dentsply Sirona, Inc.	3,644	154,651

DexCom, Inc.*	1,156	387,491

Edwards Lifesciences Corp.*	1,937	421,298

IDEXX Laboratories, Inc.*	1,145	317,852

Insulet Corp.*	1,266	252,846

Intuitive Surgical, Inc.*	959	489,934

Laboratory Corp. of America Holdings*	1,397	229,737

Masimo Corp.*	1,339	286,426

Quest Diagnostics, Inc.	2,400	264,264

ResMed, Inc.	1,948	302,563

STERIS plc	1,583	225,578

Stryker Corp.	1,823	339,862

Teleflex, Inc.	778	260,941

Thermo Fisher Scientific, Inc.	1,889	632,210

UnitedHealth Group, Inc.	3,113	910,459

West Pharmaceutical Services, Inc.	1,581	299,220

		7,781,426

Household Goods & Home Construction — 2.2%

Church & Dwight Co., Inc.	3,766	263,582

DR Horton, Inc.	1,025	48,401

Procter & Gamble Co. (The)	12,349	1,455,577

PulteGroup, Inc.	5,931	167,669

		1,935,229

INVESTMENTS	SHARES	VALUE ($)

Industrial Engineering — 0.2%

Xylem, Inc.	2,335	167,886

Industrial Metals & Mining — 0.0% (b)

Arconic Corp.*	1,998	17,423

Industrial Transportation — 0.7%

Kansas City Southern	1,709	223,110

Norfolk Southern Corp.	2,445	418,339

		641,449

Leisure Goods — 1.2%

Garmin Ltd.	2,732	221,729

Hasbro, Inc.	251	18,125

Pool Corp.	1,044	220,973

Take-Two Interactive Software, Inc.*	1,971	238,590

Zynga, Inc., Class A*	30,875	232,797

		932,214

Life Insurance — 0.0% (b)

Globe Life, Inc. (a)	247	20,338

Media — 1.4%

Cable One, Inc.	137	262,062

Charter Communications, Inc., Class A*	1,234	611,114

Dolby Laboratories, Inc., Class A	296	17,769

FactSet Research Systems, Inc.	331	91,025

Liberty Broadband Corp., Class C* (a)	786	96,426

Roku, Inc.*	1,632	197,847

		1,276,243

Mobile Telecommunications — 0.2%

T-Mobile US, Inc.*	1,939	170,244

Nonlife Insurance — 3.1%

Aon plc	2,178	376,075

Arch Capital Group Ltd.*	4,223	101,479

Arthur J Gallagher & Co.	2,867	225,059

Brown & Brown, Inc.	5,415	194,453

CNA Financial Corp.	121	3,821

Erie Indemnity Co., Class A	352	62,677

First American Financial Corp.	1,837	84,722

Hanover Insurance Group, Inc. (The)	363	36,438

Hartford Financial Services Group, Inc. (The)	5,002	190,026

Marsh & McLennan Cos., Inc.	4,436	431,756

Old Republic International Corp.	3,862	61,599

Progressive Corp. (The)	5,609	433,576

RenaissanceRe Holdings Ltd. (Bermuda)	658	96,074

Willis Towers Watson plc	1,658	295,605

		2,593,360

Oil & Gas Producers — 2.0%
Chevron Corp.	8,948	823,216

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued

Oil & Gas Producers — continued

ConocoPhillips	2,979	125,416

Diamondback Energy, Inc.	1,904	82,900

Hess Corp.	4,721	229,630

Phillips 66	4,149	303,582

Pioneer Natural Resources Co.	1,424	127,178

Valero Energy Corp.	1,274	80,708

WPX Energy, Inc.* (a)	11,288	69,195

		1,841,825

Oil Equipment, Services & Distribution — 0.7%

Kinder Morgan, Inc.(a)	20,480	311,910

ONEOK, Inc.	5,110	152,942
Targa Resources Corp.	3,960	51,322

		516,174

Personal Goods — 1.7%

Columbia Sportswear Co. (a)	303	22,086

Estee Lauder Cos., Inc. (The), Class A	2,183	385,081

Lululemon Athletica, Inc.*	1,475	329,633

NIKE, Inc., Class B	8,738	761,779

		1,498,579

Pharmaceuticals & Biotechnology — 5.2%

Allergan plc	2,848	533,544

Alnylam Pharmaceuticals, Inc.*	2,092	275,516

Eli Lilly & Co.	6,359	983,356

Guardant Health, Inc.*	2,261	174,007

IQVIA Holdings, Inc.*	2,247	320,400

Merck & Co., Inc.	16,662	1,321,963

Seattle Genetics, Inc.*	2,237	306,984

Zoetis, Inc.	4,134	534,568

		4,450,338

Real Estate Investment Trusts — 6.3%

Alexandria Real Estate Equities, Inc.	1,770	278,049

American Tower Corp.	1,514	360,332

Apartment Investment & Management Co., Class A	3,476	130,941

Brixmor Property Group, Inc.	6,578	75,318

Chimera Investment Corp.	7,754	60,249

CoreSite Realty Corp.	724	87,741

CyrusOne, Inc.	2,194	153,909

Equinix, Inc.	800	540,160

Equity LifeStyle Properties, Inc.	3,460	208,672

Equity Residential	4,221	274,618

Gaming and Leisure Properties, Inc.	2,945	83,167

Healthpeak Properties, Inc.	8,107	211,917

Invitation Homes, Inc.	9,023	213,394

Life Storage, Inc.	1,169	102,393

INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued

Medical Properties Trust, Inc.	11,413	195,619

Mid-America Apartment Communities, Inc. (a)	655	73,308

National Retail Properties, Inc.	4,102	133,889

Omega Healthcare Investors, Inc.	5,552	161,841

Prologis, Inc.	5,565	496,565

Realty Income Corp.	4,194	230,334

SBA Communications Corp.	972	281,802

Spirit Realty Capital, Inc.	2,993	92,065

STORE Capital Corp.	5,691	114,218

Sun Communities, Inc.	1,694	227,674

UDR, Inc. (a)	5,015	187,912

Welltower, Inc.	4,455	228,230

WP Carey, Inc.	2,938	193,262

		5,397,579

Software & Computer Services — 15.4%

Adobe, Inc.*	3,312	1,171,256

Akamai Technologies, Inc.*	2,921	285,411

Alteryx, Inc., Class A*	1,514	171,354

Anaplan, Inc.*	3,892	159,027

ANSYS, Inc.*	1,203	314,981

Aspen Technology, Inc.*	1,788	182,823

Atlassian Corp. plc, Class A*	1,893	294,343

Avalara, Inc.*	2,321	207,428

Black Knight, Inc.*	3,432	242,196

CACI International, Inc., Class A*	853	213,369

Cadence Design Systems, Inc.*	4,192	340,097

Cerence, Inc.*	719	15,214

Ceridian HCM Holding, Inc.* (a)	2,995	176,615

Coupa Software, Inc.*	1,538	270,826

DocuSign, Inc.*	2,930	306,917

EPAM Systems, Inc.*	1,085	239,666

Fortinet, Inc.*	2,555	275,276

Intuit, Inc.	2,118	571,458

Leidos Holdings, Inc.	2,459	242,974

Manhattan Associates, Inc.*	2,546	180,613

Match Group, Inc.* (a)	2,885	222,030

Microsoft Corp.	10,779	1,931,705

MongoDB, Inc.*	1,388	225,036

NortonLifeLock, Inc.	12,393	263,599

Nuance Communications, Inc.*	9,698	195,900

Okta, Inc.*	1,961	296,699

Paycom Software, Inc.*	905	236,223

Pegasystems, Inc.	1,839	153,777

RealPage, Inc.*	2,436	157,098

RingCentral, Inc., Class A*	1,166	266,466

salesforce.com, Inc.*	5,942	962,307

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	157

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued

Software & Computer Services —continued

ServiceNow, Inc.*	1,631	573,362

Smartsheet, Inc., Class A*	4,339	228,752

Synopsys, Inc.*	2,140	336,237

Tyler Technologies, Inc.*	778	249,497

Veeva Systems, Inc., Class A*	1,889	360,421

VeriSign, Inc.*	1,518	318,006

Zendesk, Inc.*	2,637	202,732

Zscaler, Inc.* (a)	3,035	203,588

		13,245,279

Support Services — 7.4%

Automatic Data Processing, Inc.	3,578	524,857

Booz Allen Hamilton Holding Corp.	3,279	240,810

Broadridge Financial Solutions, Inc.	1,972	228,752

Cintas Corp.	1,148	254,661

CoStar Group, Inc.*	475	307,924

Fair Isaac Corp.*	621	219,176

Fidelity National Information Services, Inc.	4,826	636,501

Fiserv, Inc.*	4,684	482,733

FleetCor Technologies, Inc.*	1,087	262,239

Global Payments, Inc.	2,691	446,760

Jack Henry & Associates, Inc.	299	48,901

Paychex, Inc.	3,920	268,598

Paylocity Holding Corp.*	959	109,834

PayPal Holdings, Inc.*	8,415	1,035,045

Republic Services, Inc.	3,161	247,633

TransUnion	3,043	239,758

Verisk Analytics, Inc.	2,069	316,205

Waste Management, Inc.	4,039	403,981

WEX, Inc.*	1,118	147,934

		6,422,302

Technology Hardware & Equipment — 10.0%

Advanced Micro Devices, Inc.*	9,908	519,080

Apple, Inc.	6,389	1,877,088

Applied Materials, Inc.	8,413	417,958

Broadcom, Inc.	2,796	759,449

CDW Corp.	2,153	238,552

Entegris, Inc.	4,036	218,872

KLA Corp.	2,019	331,298

L3Harris Technologies, Inc.	2,185	423,235

Lam Research Corp.	1,449	369,901

Marvell Technology Group Ltd.	10,689	285,824

Motorola Solutions, Inc.	1,972	283,594

NVIDIA Corp.	4,049	1,183,442

Qorvo, Inc.* (a)	992	97,246

INVESTMENTS	SHARES	VALUE ($)

Technology Hardware & Equipment — continued

QUALCOMM, Inc.	4,226	332,459

Switch, Inc., Class A	10,737	184,354

Teradyne, Inc.	3,970	248,284

Texas Instruments, Inc.	6,221	722,071

Ubiquiti, Inc. (a)	308	49,905

		8,542,612

Travel & Leisure — 4.0%
Chipotle Mexican Grill, Inc.*	370	325,063
Choice Hotels International, Inc.	1,157	86,833
Hilton Worldwide Holdings, Inc.	3,179	240,682
Hyatt Hotels Corp., Class A (a)	443	24,923
Live Nation Entertainment, Inc.*	3,340	149,866
McDonald’s Corp.	5,260	986,566
Planet Fitness, Inc., Class A*	2,728	164,580
Starbucks Corp.	8,921	684,508
Wendy’s Co. (The)	9,160	181,918
Yum China Holdings, Inc. (China)	6,095	295,364

Yum! Brands, Inc.	3,403	294,121

		3,434,424

Total Common Stocks (Cost $83,769,365)		85,925,083

Short-Term Investments — 1.9%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17%(c)(d) (Cost $80,155)	80,155	80,155

Investment of Cash Collateral From Securities Loaned — 1.8%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23%(c) (d) (Cost $1,558,287)	1,558,287	1,558,287

Total Short-Term Investments (Cost $1,638,442)		1,638,442

Total Investments — 101.7% (Cost $85,407,807)		87,563,525

Liabilities in Excess of Other Assets — (1.7%)		(1,489,118)

NET ASSETS — 100.0%		86,074,407

Percentages indicated are based on net assets.

(a)	Thesecurity or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $1,486,190.
(b)	Amountrounds to less than 0.1% of net assets.
(c)	Investmentin an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	Therate shown is the current yield as of April 30, 2020.
*	Non-incomeproducing security.

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

S&P 500 Mic E-mini Index	11	06/2020	USD	159,569	26,817

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	159

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%

Aerospace & Defense — 0.9%

Lockheed Martin Corp.	5,041	1,961,251

Spirit AeroSystems Holdings, Inc., Class A	294	6,515

		1,967,766

Automobiles & Parts — 0.1%

WABCO Holdings, Inc.*	1,947	261,638

Banks — 0.9%

Bank of Hawaii Corp.	6,010	409,762

Commerce Bancshares, Inc. (a)	9,034	552,790

US Bancorp	29,950	1,093,175

		2,055,727

Beverages — 2.7%

Brown-Forman Corp., Class B	8,273	514,580

Coca-Cola Co. (The)	46,411	2,129,801

Monster Beverage Corp.*	13,043	806,188

PepsiCo, Inc.	20,994	2,777,296

		6,227,865

Chemicals — 1.5%

Air Products & Chemicals, Inc.	5,106	1,151,812

Celanese Corp.	5,704	473,831

CF Industries Holdings, Inc.	8,876	244,090

LyondellBasell Industries NV, Class A	8,256	478,435

NewMarket Corp.	1,094	450,115

PPG Industries, Inc.	6,466	587,307

		3,385,590

Construction & Materials — 0.5%

Acuity Brands, Inc. (a)	2,403	208,076

AO Smith Corp.	4,609	195,329

Eagle Materials, Inc.	2,980	181,810

Watsco, Inc.	2,687	432,580

		1,017,795

Electricity — 2.3%

AES Corp. (The)	10,460	138,595

Evergy, Inc.	7,609	444,594

Exelon Corp.	24,014	890,439

Hawaiian Electric Industries, Inc.	6,226	245,740

IDACORP, Inc. (a)	3,009	276,166

NextEra Energy, Inc.	7,435	1,718,377

NRG Energy, Inc.	15,104	506,437

PG&E Corp.*	16,500	175,560

Pinnacle West Capital Corp.	5,721	440,460

Vistra Energy Corp.	14,633	285,929

		5,122,297

INVESTMENTS	SHARES	VALUE ($)

Electronic & Electrical Equipment — 1.1%

Allegion plc	5,407	543,620

Keysight Technologies, Inc.*	7,692	744,355

Mettler-Toledo International, Inc.*	1,003	722,100

Waters Corp.*	3,332	623,084

		2,633,159

Financial Services — 6.8%

American Express Co.	14,213	1,296,936

Cboe Global Markets, Inc.	1,738	172,722

Eaton Vance Corp. (a)	11,937	438,088

Mastercard, Inc., Class A	15,162	4,169,095

Moody’s Corp.	4,412	1,076,087

Nasdaq, Inc.	6,219	682,038

S&P Global, Inc.	5,474	1,603,225

SEI Investments Co.	9,542	486,260

T. Rowe Price Group, Inc.	5,669	655,507

Visa, Inc., Class A	25,267	4,515,718

Western Union Co. (The)	24,667	470,400

		15,566,076

Fixed Line Telecommunications — 2.0%

AT&T, Inc.	11,252	342,849

CenturyLink, Inc.	20,537	218,103

Verizon Communications, Inc.	71,196	4,090,210

		4,651,162

Food & Drug Retailers — 0.1%

Sprouts Farmers Market, Inc.* (a)	9,582	199,114

Food Producers — 0.5%

Hershey Co. (The)	4,581	606,662

Hormel Foods Corp.	11,114	520,691

		1,127,353

Gas, Water & Multiutilities — 0.9%

Ameren Corp.	9,549	694,690

National Fuel Gas Co.	9,395	385,195

UGI Corp.	31	936

WEC Energy Group, Inc.	9,737	881,685

		1,962,506

General Industrials — 1.6%

3M Co.	11,397	1,731,432

Honeywell International, Inc.	13,842	1,964,180

		3,695,612

General Retailers — 7.4%

Amazon.com, Inc.*	850	2,102,900

Copart, Inc.*	8,561	685,822

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued

General Retailers — continued

Costco Wholesale Corp.	7,636	2,313,708

eBay, Inc.	24,780	986,988

Foot Locker, Inc.	8,570	219,649

frontdoor, Inc.*	6,045	234,002

Home Depot, Inc. (The)	18,823	4,137,860

Kohl’s Corp.	2,228	41,129

Lowe’s Cos., Inc.	7,601	796,205

O’Reilly Automotive, Inc.*	2,241	865,788

Ross Stores, Inc.	9,649	881,533

Target Corp.	11,480	1,259,815

TJX Cos., Inc. (The)	26,345	1,292,222

Tractor Supply Co.	7,002	710,213

Williams-Sonoma, Inc.	6,503	402,145

		16,929,979

Health Care Equipment & Services — 1.9%

Bio-Techne Corp.	2,036	458,100

Chemed Corp.	1,322	550,706

DaVita, Inc.*	7,221	570,531

Edwards Lifesciences Corp.*	5,247	1,141,223

IDEXX Laboratories, Inc.*	2,909	807,538

ResMed, Inc.	5,063	786,385

		4,314,483

Household Goods & Home Construction — 1.0%

Church & Dwight Co., Inc.	5,727	400,833

Clorox Co. (The)	4,027	750,794

Procter & Gamble Co. (The)	9,484	1,117,879

		2,269,506

Industrial Engineering — 2.5%

Allison Transmission Holdings, Inc.	11,817	429,430

Cummins, Inc.	5,270	861,645

Donaldson Co., Inc.	7,666	336,001

Graco, Inc.	11,808	527,345

IDEX Corp. (a)	4,129	634,338

Illinois Tool Works, Inc.	7,634	1,240,525

Lincoln Electric Holdings, Inc.	5,050	406,576

Rockwell Automation, Inc.	4,267	808,511

Toro Co. (The)	7,788	496,952

		5,741,323

Industrial Metals & Mining — 0.2%
Reliance Steel & Aluminum Co.	2,567	229,952

Southern Copper Corp. (Peru)	4,743	153,863

		383,815

Industrial Transportation — 1.6%
CH Robinson Worldwide, Inc.	8,721	618,319

INVESTMENTS	SHARES	VALUE ($)

Industrial Transportation — continued

Expeditors International of Washington, Inc.	3,623	259,425

Landstar System, Inc.	5,131	530,083

Union Pacific Corp.	13,349	2,133,037

		3,540,864

Leisure Goods — 0.2%

Electronic Arts, Inc.*	1,762	201,326

Take-Two Interactive Software, Inc.*	1,753	212,201

		413,527

Life Insurance — 0.5%

Aflac, Inc.	20,025	745,731

Globe Life, Inc. (a)	6,346	522,530

		1,268,261

Media — 1.3%

Cable One, Inc.	229	438,045

Dolby Laboratories, Inc., Class A	7,134	428,254

FactSet Research Systems, Inc.	2,282	627,550

Interpublic Group of Cos., Inc. (The)	16,658	282,853

Omnicom Group, Inc.	9,055	516,406

Sirius XM Holdings, Inc. (a)	90,179	532,958

		2,826,066

Mining — 0.2%

Royal Gold, Inc.	4,459	546,361

Mobile Telecommunications — 0.0% (b)

Telephone & Data Systems, Inc.	3,981	78,107

Nonlife Insurance — 4.1%

Allstate Corp. (The)	9,241	939,994

American Financial Group, Inc.	5,549	367,566

Aon plc	5,724	988,363

Arch Capital Group Ltd.*	15,562	373,955

Arthur J Gallagher & Co.	7,576	594,716

Brown & Brown, Inc.	14,274	512,579

Chubb Ltd.	6,969	752,722

Cincinnati Financial Corp.	295	19,411

Erie Indemnity Co., Class A	2,331	415,058

Hartford Financial Services Group, Inc. (The)	7,947	301,907

Marsh & McLennan Cos., Inc.	12,192	1,186,647

Old Republic International Corp.	13,533	215,851

Progressive Corp. (The)	14,506	1,121,314

Reinsurance Group of America, Inc.	1,963	205,487

Travelers Cos., Inc. (The)	6,407	648,452

WR Berkley Corp.	8,715	470,610

		9,114,632

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	161

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued

Oil & Gas Producers — 3.0%

Cabot Oil & Gas Corp.	23,887	516,437

Chevron Corp.	29,732	2,735,344

ConocoPhillips	24,948	1,050,311

Exxon Mobil Corp.	39,769	1,848,065

Phillips 66	7,765	568,165

		6,718,322

Oil Equipment, Services & Distribution — 0.2%

Helmerich & Payne, Inc. (a)	7,382	145,942

Schlumberger Ltd.	22,575	379,712

		525,654

Personal Goods — 2.4%

Carter’s, Inc.	2,576	201,443

Colgate-Palmolive Co.	16,552	1,163,109

Estee Lauder Cos., Inc. (The), Class A	4,202	741,233

Kimberly-Clark Corp.	7,580	1,049,678

NIKE, Inc., Class B	23,045	2,009,063

VF Corp.	6,958	404,260

		5,568,786

Pharmaceuticals & Biotechnology — 12.8%

AbbVie, Inc.	28,093	2,309,245

Amgen, Inc.	11,238	2,688,354

Biogen, Inc.*	4,144	1,230,064

Eli Lilly & Co.	16,707	2,583,570

Gilead Sciences, Inc.	24,548	2,062,032

Illumina, Inc.*	3,973	1,267,506

Incyte Corp.*	8,811	860,482

Johnson & Johnson	34,146	5,123,266

Merck & Co., Inc.	45,100	3,578,234

Pfizer, Inc.	89,181	3,420,983

Regeneron Pharmaceuticals, Inc.*	1,615	849,296

Vertex Pharmaceuticals, Inc.*	6,026	1,513,731

Zoetis, Inc.	10,784	1,394,479

		28,881,242

Real Estate Investment Trusts — 3.8%

AGNC Investment Corp.	27,381	340,072

American Tower Corp.	8,749	2,082,262

Apartment Investment & Management Co., Class A	6,086	229,260

Brookfield Property REIT, Inc., Class A (a)	8,081	79,153

Camden Property Trust	3,169	279,094

Chimera Investment Corp.	26,034	202,284

Equity Commonwealth	4,430	150,398

Equity LifeStyle Properties, Inc.	9,194	554,490

Equity Residential	6,801	442,473

Extra Space Storage, Inc.	6,018	531,028

INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued

Federal Realty Investment Trust	3,148	262,134

Gaming and Leisure Properties, Inc.	13,357	377,202

Lamar Advertising Co., Class A	5,729	330,277

Life Storage, Inc.	2,380	208,464

MFA Financial, Inc.	40,543	70,950

New Residential Investment Corp. (a)	21,181	128,993

Public Storage	4,457	826,551

Simon Property Group, Inc.	7,950	530,821

Starwood Property Trust, Inc.	23,869	308,865

Vornado Realty Trust	10,150	444,773

Weingarten Realty Investors	6,398	116,380

		8,495,924

Software & Computer Services — 15.0%

Adobe, Inc.*	8,725	3,085,509

Akamai Technologies, Inc.*	7,675	749,924

Alphabet, Inc., Class A*	3,441	4,633,995

Arista Networks, Inc.*	3,294	722,374

Aspen Technology, Inc.*	5,360	548,060

Autodesk, Inc.*	5,764	1,078,617

Cadence Design Systems, Inc.*	11,080	898,920

Cerner Corp.	9,962	691,263

Citrix Systems, Inc.	6,229	903,267

Cognizant Technology Solutions Corp., Class A	15,940	924,839

EPAM Systems, Inc.*	2,014	444,872

Facebook, Inc., Class A*	23,059	4,720,408

International Business Machines Corp.	17,124	2,150,089

Intuit, Inc.	5,543	1,495,557

Manhattan Associates, Inc.*	7,783	552,126

Match Group, Inc.* (a)	4,163	320,385

Microsoft Corp.	28,321	5,075,407

Oracle Corp.	40,024	2,120,071

Palo Alto Networks, Inc.*	3,211	630,994

Paycom Software, Inc.*	1,731	451,826

Premier, Inc., Class A*	16,524	547,936

Proofpoint, Inc.*	267	32,502

Synopsys, Inc.*	4,635	728,251

VeriSign, Inc.*	3,882	813,240

		34,320,432

Support Services — 3.7%

Accenture plc, Class A	12,350	2,287,097

Automatic Data Processing, Inc.	9,394	1,378,006

Broadridge Financial Solutions, Inc.	4,984	578,144

Cintas Corp.	3,017	669,261

Jack Henry & Associates, Inc.	4,183	684,130

MSC Industrial Direct Co., Inc., Class A	4,925	293,727

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued

Support Services — continued

Paychex, Inc.	10,828	741,935

Robert Half International, Inc.	10,058	475,442

Verisk Analytics, Inc.	5,400	825,282

WW Grainger, Inc.	1,906	525,256

		8,458,280

Technology Hardware & Equipment — 10.5%

Analog Devices, Inc.	7,283	798,217

Apple, Inc.	16,805	4,937,309

Cisco Systems, Inc.	77,270	3,274,703

Intel Corp.	65,002	3,898,820

Lam Research Corp.	3,782	965,469

Maxim Integrated Products, Inc.	12,360	679,553

NetApp, Inc.	3,690	161,511

NVIDIA Corp.	10,660	3,115,705

Qorvo, Inc.*	4,907	481,033

QUALCOMM, Inc.	23,357	1,837,495

Teradyne, Inc.	10,304	644,412

Texas Instruments, Inc.	18,423	2,138,358

Ubiquiti, Inc. (a)	2,042	330,865

Xilinx, Inc.	7,531	658,209

		23,921,659

Tobacco — 1.0%

Altria Group, Inc.	30,397	1,193,082

Philip Morris International, Inc.	14,252	1,063,199

		2,256,281

Travel & Leisure — 4.5%

Booking Holdings, Inc.*	918	1,359,163

Darden Restaurants, Inc.	6,554	483,620

Expedia Group, Inc.	5,399	383,221

Hilton Worldwide Holdings, Inc.	8,914	674,879

Las Vegas Sands Corp.	13,020	625,220

Marriott International, Inc., Class A	7,623	693,236

McDonald’s Corp.	11,909	2,233,652

Six Flags Entertainment Corp.	7,012	140,310

INVESTMENTS	SHARES	VALUE ($)

Travel & Leisure — continued

Southwest Airlines Co.	17,036	532,375

Starbucks Corp.	23,677	1,816,736

TripAdvisor, Inc. (a)	10,184	203,374

Vail Resorts, Inc.	1,332	227,772

Yum! Brands, Inc.	9,487	819,961

		10,193,519

Total Common Stocks (Cost $222,996,635)		226,640,683

Short-Term Investments — 1.3%

Investment Companies — 0.2%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (c)(d) (Cost $347,012)	347,012	347,012

Investment of Cash Collateral From Securities Loaned — 1.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (c) (d) (Cost $2,522,823)	2,522,823	2,522,823

Total Short-Term Investments (Cost $2,869,835)		2,869,835

Total Investments — 101.0% (Cost $225,866,470)		229,510,518

Liabilities in Excess of Other Assets — (1.0%)		(2,269,963)

NET ASSETS — 100.0%		227,240,555

Percentages indicated are based on net assets.

Abbreviations
REIT	RealEstate Investment Trust

(a)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $2,379,716.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Micro E-Mini S&P 500 Index	44	06/2020	USD	638,275	90,296

Abbreviations
USD	UnitedStates Dollar

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	163

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%

Aerospace & Defense — 0.9%

General Dynamics Corp.	1,123	146,686

Raytheon Technologies Corp.	3,930	254,703

Textron, Inc.	2,062	54,355

		455,744

Automobiles & Parts — 1.9%

BorgWarner, Inc.	3,481	99,452

Ford Motor Co.	30,921	157,388

General Motors Co.	6,393	142,500

Gentex Corp.	5,395	130,775

Genuine Parts Co.	1,720	136,362

Goodyear Tire & Rubber Co. (The)	9,230	66,179

Harley-Davidson, Inc.	4,459	97,340

Lear Corp.	1,294	126,359

		956,355

Banks — 6.4%

Associated Banc-Corp.	4,786	67,674

Bank of America Corp.	4,245	102,092

Bank OZK	3,110	70,348

BOK Financial Corp.	588	30,453

CIT Group, Inc.	2,086	39,592

Citigroup, Inc.	9,371	455,056

Citizens Financial Group, Inc.	6,037	135,168

Comerica, Inc.	1,857	64,735

Fifth Third Bancorp	7,832	146,380

First Horizon National Corp.	5,837	53,000

FNB Corp.	13,667	110,566

Huntington Bancshares, Inc.	12,275	113,421

KeyCorp	12,238	142,573

New York Community Bancorp, Inc. (a)	13,989	151,921

PacWest Bancorp	4,583	92,760

People’s United Financial, Inc.	8,390	106,469

PNC Financial Services Group, Inc. (The)	3,049	325,237

Popular, Inc. (Puerto Rico)	3,005	115,963

Regions Financial Corp.	13,740	147,705

Synovus Financial Corp.	2,791	58,639

Truist Financial Corp.	6,347	236,870

Umpqua Holdings Corp. (a)	9,378	117,460

Wells Fargo & Co.	20,066	582,917

		3,466,999

Beverages — 0.5%

Keurig Dr Pepper, Inc.	4,809	127,246

Molson Coors Beverage Co., Class B	3,033	124,384

		251,630

Chemicals — 1.0%

Cabot Corp.	1,199	40,634

Chemours Co. (The) (a)	4,828	56,632

INVESTMENTS	SHARES	VALUE ($)

Chemicals — continued

DuPont de Nemours, Inc.	1,223	57,506

Eastman Chemical Co.	1,891	114,424

Huntsman Corp.	3,879	65,206

LyondellBasell Industries NV, Class A	2,504	145,107

Olin Corp.	4,108	54,842

		534,351

Construction & Materials — 0.7%

AECOM*	7	254

Carrier Global Corp.*	3,851	68,201

MDU Resources Group, Inc.	1,113	24,998

Owens Corning	2,417	104,801

Trane Technologies plc	1,411	123,350

		321,604

Electricity — 2.3%

Avangrid, Inc. (a)	2,273	97,739

Consolidated Edison, Inc.	2,670	210,396

Exelon Corp.	6,469	239,871

Hawaiian Electric Industries, Inc.	2,405	94,925

OGE Energy Corp.	1,995	62,882

Pinnacle West Capital Corp.	856	65,904

PPL Corp.	6,820	173,364

Public Service Enterprise Group, Inc.	2,469	125,203

Southern Co. (The)	3,448	195,605

		1,265,889

Electronic & Electrical Equipment — 1.3%

Avnet, Inc. (a)	1,919	57,609

Emerson Electric Co.	4,339	247,453

Hubbell, Inc. (a)	1,095	136,251

nVent Electric plc	5,489	102,370

Regal Beloit Corp. (a)	1,673	118,800

WESCO International, Inc.*	2,647	68,478

		730,961

Financial Services — 3.8%

Ally Financial, Inc.	5,019	82,261

Bank of New York Mellon Corp. (The)	6,925	259,964

Capital One Financial Corp.	3,570	231,193

Franklin Resources, Inc.	4,233	79,750

Goldman Sachs Group, Inc. (The)	2,104	385,916

Invesco Ltd.	8,859	76,364

Janus Henderson Group plc (United Kingdom) (a)	4,184	74,894

Jefferies Financial Group, Inc. (a)	5,711	78,355

Legg Mason, Inc.	3,088	153,875

Morgan Stanley	8,228	324,430

Navient Corp.	11,411	86,952

Santander Consumer USA Holdings, Inc. (a)	2,044	31,866

State Street Corp.	3,582	225,809

		2,091,629

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued

Fixed Line Telecommunications — 2.0%

AT&T, Inc.	19,350	589,595

CenturyLink, Inc.	5,994	63,656

Verizon Communications, Inc.	7,884	452,936

		1,106,187

Food & Drug Retailers — 1.9%

AmerisourceBergen Corp.	1,327	118,979

CVS Health Corp.	7,154	440,329

Kroger Co. (The)	7,458	235,747

Walgreens Boots Alliance, Inc.	5,645	244,372

		1,039,427

Food Producers — 2.6%

Archer-Daniels-Midland Co.	4,918	182,655

Conagra Brands, Inc.	3,935	131,586

Flowers Foods, Inc. (a)	5,947	132,499

General Mills, Inc.	4,628	277,171

Ingredion, Inc.	1,672	135,766

JM Smucker Co. (The)	1,394	160,185

Kraft Heinz Co. (The)	7,370	223,532

Tyson Foods, Inc., Class A	2,439	151,681

		1,395,075

Forestry & Paper — 0.3%

Domtar Corp.	2,654	61,997

International Paper Co.	3,141	107,579

		169,576

Gas, Water & Multiutilities — 1.0%

CenterPoint Energy, Inc.	6,099	103,866

Duke Energy Corp.	4,201	355,657

National Fuel Gas Co.	1,777	72,857

		532,380

General Industrials — 2.2%

Carlisle Cos., Inc. (a)	1,024	123,863

Eaton Corp. plc	2,982	248,997

Graphic Packaging Holding Co.	9,318	124,395

Packaging Corp. of America	1,665	160,922

Parker-Hannifin Corp.	1,139	180,099

Silgan Holdings, Inc.	3,870	133,515

Sonoco Products Co.	2,272	110,965

WestRock Co.	4,534	145,950

		1,228,706

General Retailers — 3.1%

AutoNation, Inc.*	2,809	104,607

Best Buy Co., Inc.	2,424	185,994

Dick’s Sporting Goods, Inc. (a)	3,150	92,578

eBay, Inc.	1,566	62,374

INVESTMENTS	SHARES	VALUE ($)

General Retailers — continued

Foot Locker, Inc.	3,838	98,368

Gap, Inc. (The) (a)	9,359	75,995

H&R Block, Inc.	6,253	104,113

KAR Auction Services, Inc.	6,562	98,299

Kohl’s Corp.	3,647	67,324

Macy’s, Inc. (a)	9,925	58,160

Nordstrom, Inc.	2,545	47,795

Penske Automotive Group, Inc.	2,765	99,485

Target Corp.	3,112	341,511

Urban Outfitters, Inc.*	2,842	49,280

Williams-Sonoma, Inc.	2,139	132,276

		1,618,159

Health Care Equipment & Services — 7.4%

Anthem, Inc.	1,468	412,111

Baxter International, Inc.	1,414	125,535

Becton Dickinson and Co.	1,373	346,724

Cigna Corp.	2,110	413,096

Hill-Rom Holdings, Inc.	1,213	136,450

Humana, Inc.	901	344,020

MEDNAX, Inc.*	2,156	31,305

Medtronic plc	6,289	613,995

Quest Diagnostics, Inc.	1,679	184,875

UnitedHealth Group, Inc.	3,669	1,073,072

Universal Health Services, Inc., Class B	1,256	132,746

Zimmer Biomet Holdings, Inc.	1,348	161,356

		3,975,285

Household Goods & Home Construction — 1.5%

Leggett & Platt, Inc.	1,981	69,593

Lennar Corp., Class A	3,029	151,662

Newell Brands, Inc.	7,088	98,381

PulteGroup, Inc.	3,912	110,592

Stanley Black & Decker, Inc.	1,362	150,092

Toll Brothers, Inc.	3,648	87,625

Whirlpool Corp. (a)	1,127	125,931

		793,876

Industrial Engineering — 3.5%

AGCO Corp.	1,887	99,709

Allison Transmission Holdings, Inc.	2,932	106,549

Caterpillar, Inc.	2,545	296,187

Crane Co.	1,800	98,010

Cummins, Inc.	1,370	223,995

Dover Corp.	1,713	160,423

Oshkosh Corp.	1,742	117,637

Otis Worldwide Corp.*	1,926	98,027

PACCAR, Inc.	3,028	209,628

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	165

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued

Industrial Engineering — continued

Pentair plc	3,518	121,688

Snap-on, Inc.	1,025	133,547

Timken Co. (The)	2,891	108,644

Trinity Industries, Inc. (a)	5,758	111,072

		1,885,116

Industrial Metals & Mining — 0.6%

Nucor Corp.	3,270	134,691

Reliance Steel & Aluminum Co.	1,387	124,247

Steel Dynamics, Inc.	3,443	83,562

		342,500

Industrial Transportation — 1.6%

Macquarie Infrastructure Corp.	3,282	90,550

Norfolk Southern Corp.	1,681	287,619

Ryder System, Inc.	2,177	77,066

Schneider National, Inc., Class B	3,127	68,512

Union Pacific Corp.	1,991	318,142

		841,889

Leisure Goods — 0.2%

Thor Industries, Inc. (a)	1,764	116,777

Life Insurance — 1.5%

Lincoln National Corp.	3,201	113,539

MetLife, Inc.	6,567	236,937

Principal Financial Group, Inc. (a)	3,879	141,234

Prudential Financial, Inc.	3,307	206,258
Unum Group	4,573	79,799

		777,767

Media — 4.3%

AMC Networks, Inc., Class A*	2,230	53,185

Comcast Corp., Class A	20,849	784,548

Discovery, Inc., Class A* (a)	4,658	104,432

DISH Network Corp., Class A*	4,526	113,218

Fox Corp., Class A	5,150	133,231

Fox Corp., Class B	4,451	113,768

Graham Holdings Co., Class B	129	50,311

Interpublic Group of Cos., Inc. (The)	7,015	119,115

John Wiley & Sons, Inc., Class A	2,026	76,076

Liberty Media Corp.-Liberty SiriusXM, Class C* (a)	3,239	110,353

Lions Gate Entertainment Corp., Class A*	7,902	56,420

Nexstar Media Group, Inc., Class A (a)	1,199	83,978

Nielsen Holdings plc	6,145	90,516

Omnicom Group, Inc.	2,622	149,533

Qurate Retail, Inc., Series A*	15,556	125,303

Sinclair Broadcast Group, Inc., Class A	3,725	65,746

ViacomCBS, Inc.	6,901	119,111

		2,348,844

INVESTMENTS	SHARES	VALUE ($)

Nonlife Insurance — 1.0%

Assured Guaranty Ltd.	3,556	105,720

First American Financial Corp.	2,877	132,687

Mercury General Corp.	1,668	68,321

Old Republic International Corp.	7,486	119,402

Reinsurance Group of America, Inc.	1,192	124,779

		550,909

Oil & Gas Producers — 3.1%

Chevron Corp.	7,194	661,848

ConocoPhillips	971	40,879

Exxon Mobil Corp.	12,637	587,241

HollyFrontier Corp.	2,280	75,331

Marathon Petroleum Corp.	4,758	152,637

Valero Energy Corp.	2,857	180,991

		1,698,927

Oil Equipment, Services & Distribution — 0.3%

Helmerich & Payne, Inc.	1,567	30,980

Kinder Morgan, Inc.	5,265	80,186

		111,166

Personal Goods — 0.8%

Capri Holdings Ltd.*	2,058	31,385

Hanesbrands, Inc.	10,215	101,537

Nu Skin Enterprises, Inc., Class A	2,578	75,303

PVH Corp.	1,670	82,214

Ralph Lauren Corp.	1,303	96,135

Tapestry, Inc.	6,057	90,128

		476,702

Pharmaceuticals & Biotechnology — 8.5%

Abbott Laboratories	1,444	132,978

Allergan plc	1,933	362,128

Amgen, Inc.	2,035	486,813

Gilead Sciences, Inc.	6,759	567,756

Johnson & Johnson	7,521	1,128,450

Merck & Co., Inc.	9,699	769,519

Perrigo Co. plc (a)	1,764	94,021

Pfizer, Inc.	25,629	983,128

		4,524,793

Real Estate Investment Trusts — 2.4%

AGNC Investment Corp. (a)	10,256	127,380

Annaly Capital Management, Inc.	20,506	128,162

Apple Hospitality REIT, Inc.	5,288	51,188

Brandywine Realty Trust	6,137	68,489

Brixmor Property Group, Inc.	5,130	58,739

Chimera Investment Corp.	7,636	59,332

Colony Capital, Inc.	846	1,954

Columbia Property Trust, Inc.	2,681	38,311

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued

Real Estate Investment Trusts — continued

EPR Properties	1,486	43,718

Kimco Realty Corp.	9,000	98,190

Medical Properties Trust, Inc.	8,680	148,775

MFA Financial, Inc.	20,464	35,812

New Residential Investment Corp. (a)	10,391	63,281

Omega Healthcare Investors, Inc.	4,391	127,998

Park Hotels & Resorts, Inc.	5,325	50,641

Retail Properties of America, Inc., Class A (a)	3,368	20,882

Service Properties Trust	4,960	34,373

Starwood Property Trust, Inc.	7,266	94,022

Two Harbors Investment Corp.	10,741	49,086

Weingarten Realty Investors	1,423	25,884

		1,326,217

Software & Computer Services — 9.7%

Akamai Technologies, Inc.*	1,885	184,183

Alphabet, Inc., Class A*	93	125,243

Amdocs Ltd.	2,366	152,465

Arista Networks, Inc.*	563	123,466

CACI International, Inc., Class A*	366	91,551

CDK Global, Inc. (a)	106	4,164

Cerence, Inc.*	2,706	57,259

Cerner Corp.	2,221	154,115

Change Healthcare, Inc.*	4,489	52,252

Citrix Systems, Inc.	1,059	153,566

Cognizant Technology Solutions Corp., Class A	3,753	217,749

Covetrus, Inc.* (a)	5,638	67,036

Dell Technologies, Inc., Class C*	2,009	85,764

DXC Technology Co.	4,412	79,990

F5 Networks, Inc.*	712	99,153

Hewlett Packard Enterprise Co.	14,318	144,039

International Business Machines Corp.	4,423	555,352

Leidos Holdings, Inc. (a)	1,670	165,013

LogMeIn, Inc.	1,568	134,001

Microsoft Corp.	7,313	1,310,563

NCR Corp.*	2,790	57,251

NortonLifeLock, Inc.	8,383	178,306

Nuance Communications, Inc.*	4,771	96,374

Oracle Corp.	10,338	547,604

Premier, Inc., Class A*	2,218	73,549

SS&C Technologies Holdings, Inc.	2,095	115,560

Twitter, Inc.*	5,017	143,888

VMware, Inc., Class A* (a)	764	100,481

		5,269,937

INVESTMENTS	SHARES	VALUE ($)

Support Services — 1.3%

ADT, Inc. (a)	14,391	82,460

Alliance Data Systems Corp.	1,402	70,198

Johnson Controls International plc	5,993	174,456

ManpowerGroup, Inc.	1,778	131,999

MSC Industrial Direct Co., Inc., Class A	2,073	123,634

Robert Half International, Inc.	1,545	73,032

Xerox Holdings Corp.	4,342	79,415

		735,194

Technology Hardware & Equipment — 16.6%

Analog Devices, Inc.	2,434	266,767

Apple, Inc.	4,336	1,273,917

Applied Materials, Inc.	5,744	285,362

Broadcom, Inc.	1,970	535,091

CDW Corp.	1,309	145,037

Ciena Corp.*	2,079	96,154

Cisco Systems, Inc.	19,992	847,261

CommScope Holding Co., Inc.*	6,024	66,324

Corning, Inc.	6,828	150,284

Entegris, Inc.	2,184	118,438

HP, Inc.	11,359	176,178

Intel Corp.	19,088	1,144,898

Juniper Networks, Inc.	6,840	147,744

KLA Corp.	1,414	232,023

L3Harris Technologies, Inc.	1,464	283,577

Lam Research Corp.	985	251,451

Maxim Integrated Products, Inc.	3,166	174,067

Microchip Technology, Inc. (a)	1,641	143,965

Micron Technology, Inc.*	6,697	320,719

MKS Instruments, Inc.	1,386	138,919

Motorola Solutions, Inc.	970	139,496

NetApp, Inc.	2,593	113,496

ON Semiconductor Corp.* (a)	4,960	79,583

Qorvo, Inc.*	1,399	137,144

QUALCOMM, Inc.	5,176	407,196

Skyworks Solutions, Inc.	1,841	191,243

SYNNEX Corp.	1,103	96,579

Teradyne, Inc.	2,656	166,106

Texas Instruments, Inc.	4,749	551,217

Western Digital Corp.	3,268	150,589

Xilinx, Inc.	1,673	146,220

		8,977,045

Tobacco — 0.7%

Altria Group, Inc.	10,306	404,511

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	167

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued

Travel & Leisure — 2.8%

Alaska Air Group, Inc.	2,802	91,121

Aramark	3,914	106,891

Carnival Corp. (a)	4,580	72,822

Cinemark Holdings, Inc.	4,947	70,643

Copa Holdings SA, Class A (Panama)	1,536	67,907

Darden Restaurants, Inc.	1,040	76,742

Delta Air Lines, Inc.	4,964	128,617

Extended Stay America, Inc.	6,007	65,296

JetBlue Airways Corp.* (a)	7,869	76,644

Las Vegas Sands Corp.	3,336	160,195

MGM Resorts International	6,697	112,710

Royal Caribbean Cruises Ltd. (a)	2,135	99,854

Sabre Corp.	5,304	38,560

Six Flags Entertainment Corp.	2,612	52,266

Southwest Airlines Co.	4,250	132,812

United Airlines Holdings, Inc.*	2,544	75,252

Wyndham Destinations, Inc.	3,070	78,500

		1,506,832

Total Common Stocks (Cost $62,206,383)		53,828,959

INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 5.1%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (b) (c) (Cost $71,376)	71,376	71,376

Investment of Cash Collateral From Securities Loaned — 5.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (b) (c) (Cost $2,695,999)	2,695,999	2,695,999

Total Short-Term Investments (Cost $2,767,375)		2,767,375

Total Investments — 104.8% (Cost $64,973,758)		56,596,334

Liabilities in Excess of Other Assets — (4.8%)		(2,578,019)

NET ASSETS — 100.0%		54,018,315

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 is $2,517,422.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2020.
Non-income producing security.

Futures contracts outstanding as of April 30, 2020:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

S&P 500 Mic E-mini Index	10	06/2020	USD	145,063	26,012

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2020 (Unaudited)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia ex-Japan ETF	JPMorgan BetaBuilders Europe ETF	JPMorgan BetaBuilders International Equity ETF
ASSETS:
Investments in non-affiliates, at value	$3,170,144,497	$1,110,182,709	$2,312,074,551	$41,870,953
Investments in affiliates, at value	—	—	—	49,618
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	244,198,283	4,336,441	136,049,603	941,191
Cash	254,160	10,000	1,033,843	106,910
Foreign currency, at value	15,171,850	5,517,230	5,320,867	22,765
Deposits at broker for futures contracts	4,354,323	1,075,766	3,505,624	—
Receivables:
Investment securities sold	—	—	48,952,681	12,857
Interest and dividends from non-affiliates	10,641,604	707,316	4,554,685	173,092
Dividends from affiliates	—	—	—	10
Tax reclaims	660,449	29,461	9,436,988	25,365
Securities lending income (See Note 2.D.)	367,916	12,979	99,838	433
Variation margin on futures contracts	—	122,342	—	68,169

Total Assets	3,445,793,082	1,121,994,244	2,521,028,680	43,271,363

LIABILITIES:
Payables:
Investment securities purchased	—	680,759	135,290	2,897
Collateral received on securities loaned (See Note 2.D.)	244,198,283	4,336,441	136,049,603	941,191
Fund shares redeemed	—	—	49,449,812	—
Variation margin on futures contracts	31,446	—	132,706	—
Accrued liabilities:
Management fees (See Note 3.A.)	403,433	126,113	180,016	2,327
Other	—	4,965	—	19

Total Liabilities	244,633,162	5,148,278	185,947,427	946,434

Net Assets	$3,201,159,920	$1,116,845,966	$2,335,081,253	$42,324,929

NET ASSETS:
Paid-in-Capital	$3,694,152,059	$1,357,639,907	$3,150,281,342	$43,611,689
Total distributable earnings (loss)	(492,992,139)	(240,793,941)	(815,200,089)	(1,286,760)

Total Net Assets	$3,201,159,920	$1,116,845,966	$2,335,081,253	$42,324,929

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	151,800,000	54,600,000	115,200,000	1,000,000

Net asset value, per share	$21.09	$20.46	$20.27	$42.32

Cost of investments in non-affiliates	$3,621,322,424	$1,321,394,018	$2,779,010,728	$43,243,425
Cost of investments in affiliates	—	—	—	49,618
Cost of foreign currency	14,872,127	5,391,333	5,257,198	22,486
Investment securities on loan, at value (See Note 2.D.)	223,612,348	4,116,135	125,871,397	884,884
Cost of investment of cash collateral (See Note 2.D.)	244,192,440	4,336,639	136,026,700	941,191

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	169

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2020 (Unaudited) (continued)

	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF
ASSETS:
Investments in non-affiliates, at value	$2,632,655,833	$126,417,263	$5,351,013	$260,178,307
Investments in affiliates, at value	—	1,998,493	3,453	—
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	5,116,764	1,196,285	16,843	813,189
Cash	371,717	—	—	404,774
Foreign currency, at value	5,727,497	—	—	199,769
Deposits at broker for futures contracts	2,322,285	82,000	11,000	224,180
Receivables:
Investment securities sold	3,290,620	—	—	—
Dividends from non-affiliates	26,957,968	92,430	1,931	460,652
Dividends from affiliates	—	93	1	—
Tax reclaims	2,452	—	—	8,948
Securities lending income (See Note 2.D.)	29,327	505	—	419
Variation margin on futures contracts	216,049	7,351	171	—
Other	—	12,874	—	—

Total Assets	2,676,690,512	129,807,294	5,384,412	262,290,238

LIABILITIES:
Payables:
Due to custodian	—	15,856	369	—
Investment securities purchased	—	—	1,337	—
Collateral received on securities loaned (See Note 2.D.)	5,116,764	1,196,285	16,843	813,189
Variation margin on futures contracts	—	—	—	21,521
Other	261	—	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	300,383	7,437	156	135,184

Total Liabilities	5,417,408	1,219,578	18,705	969,894

Net Assets	$2,671,273,104	$128,587,716	$5,365,707	$261,320,344

NET ASSETS:
Paid-in-Capital	$2,942,060,588	$127,239,485	$5,078,167	$334,262,283
Total distributable earnings (loss)	(270,787,484)	1,348,231	287,540	(72,941,939)

Total Net Assets	$2,671,273,104	$128,587,716	$5,365,707	$261,320,344

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	124,800,000	2,450,000	100,000	6,000,000

Net asset value, per share	$21.40	$52.48	$53.66	$43.55

Cost of investments in non-affiliates	$2,983,385,013	$125,449,754	$5,066,456	$301,814,348
Cost of investments in affiliates	—	2,240,371	3,453	—
Cost of foreign currency	5,669,263	—	—	213,541
Investment securities on loan, at value (See Note 2.D.)	4,773,254	1,128,274	15,885	766,526
Cost of investment of cash collateral (See Note 2.D.)	5,114,464	1,196,285	16,843	813,189

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF
ASSETS:
Investments in non-affiliates, at value	$909,667,000	$581,283,403	$204,068,147	$121,060,916
Investments in affiliates, at value	908,334	405,848	225,209	269,662
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	22,036,532	22,850,526	9,585,139	19,338,205
Cash	944,942	—	—	6,792
Foreign currency, at value	543,724	—	—	—
Deposits at broker for futures contracts	1,231,150	330,600	243,760	133,500
Receivables:
Investment securities sold	—	—	—	1,265,449
Dividends from non-affiliates	5,099,169	492,534	100,547	44,520
Dividends from affiliates	17	246	125	38
Tax reclaims	2,029,848	—	—	—
Securities lending income (See Note 2.D.)	35,128	8,834	3,829	20,002

Total Assets	942,495,844	605,371,991	214,226,756	142,139,084

LIABILITIES:
Payables:
Due to custodian	—	—	1,146	—
Collateral received on securities loaned (See Note 2.D.)	22,036,532	22,850,526	9,585,139	19,338,205
Fund shares redeemed	—	—	—	1,283,897
Variation margin on futures contracts	195,775	13,913	16,230	18,200
Other	7,068	—	—	—
Accrued liabilities:
Management fees (See Note 3.D.)	648,859	191,797	62,449	47,970

Total Liabilities	22,888,234	23,056,236	9,664,964	20,688,272

Net Assets	$919,607,610	$582,315,755	$204,561,792	$121,450,812

NET ASSETS:
Paid-in-Capital	$1,186,296,412	$625,312,403	$222,423,459	$165,875,138
Total distributable earnings (loss)	(266,688,802)	(42,996,648)	(17,861,667)	(44,424,326)

Total Net Assets	$919,607,610	$582,315,755	$204,561,792	$121,450,812

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	19,700,000	8,800,000	3,600,000	4,900,000

Net asset value, per share	$46.68	$66.17	$56.82	$24.79

Cost of investments in non-affiliates	$1,064,961,141	$619,593,625	$217,781,867	$156,153,855
Cost of investments in affiliates	908,241	405,848	225,209	269,662
Cost of foreign currency	539,693	—	—	—
Investment securities on loan, at value (See Note 2.D.)	20,708,564	21,154,150	8,837,783	17,770,833
Cost of investment of cash collateral (See Note 2.D.)	22,031,031	22,846,325	9,585,139	19,335,505

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	171

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2020 (Unaudited) (continued)

	JPMorgan U.S. Dividend ETF	JPMorgan U.S. Minimum Volatility ETF	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
ASSETS:
Investments in non-affiliates, at value	$32,081,479	$94,649,776	$85,925,083	$226,640,683	$53,828,959
Investments in affiliates, at value	31,637	266,164	80,155	347,012	71,376
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	2,160,876	2,580,620	1,558,287	2,522,823	2,695,999
Deposits at broker for futures contracts	47,316	104,930	34,930	100,422	79,711
Receivables:
Fund shares sold	—	—	12,639	17,723	—
Dividends from non-affiliates	60,304	82,269	49,714	154,696	54,843
Dividends from affiliates	17	36	28	62	28
Securities lending income (See Note 2.D.)	895	1,209	1,768	3,309	1,080
Variation margin on futures contracts	1,307	—	1,425	6,376	—

Total Assets	34,383,831	97,685,004	87,664,029	229,793,106	56,731,996

LIABILITIES:
Payables:
Investment securities purchased	—	258,315	9,208	—	—
Collateral received on securities loaned (See Note 2.D.)	2,160,876	2,580,620	1,558,287	2,522,823	2,695,999
Variation margin on futures contracts	—	2,394	—	—	1,994
Accrued liabilities:
Management fees (See Note 3.D.)	19,198	21,821	22,127	29,728	15,688

Total Liabilities	2,180,074	2,863,150	1,589,622	2,552,551	2,713,681

Net Assets	$32,203,757	$94,821,854	$86,074,407	$227,240,555	$54,018,315

NET ASSETS:
Paid-in-Capital	$38,359,612	$101,209,907	$87,722,119	$223,863,047	$61,448,549
Total distributable earnings (loss)	(6,155,855)	(6,388,053)	(1,647,712)	3,377,508	(7,430,234)

Total Net Assets	$32,203,757	$94,821,854	$86,074,407	$227,240,555	$54,018,315

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	1,500,000	3,500,000	3,050,000	7,950,000	2,350,000

Net asset value, per share	$21.47	$27.09	$28.22	$28.58	$22.99

Cost of investments in non-affiliates	$38,550,329	$101,433,110	$83,769,365	$222,996,635	$62,206,383
Cost of investments in affiliates	31,637	266,164	80,155	347,012	71,376
Investment securities on loan, at value (See Note 2.D.)	2,031,688	2,425,225	1,486,190	2,379,716	2,517,422
Cost of investment of cash collateral (See Note 2.D.)	2,160,876	2,580,620	1,558,287	2,522,823	2,695,999

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia ex-Japan ETF	JPMorgan BetaBuilders Europe ETF	JPMorgan BetaBuilders International Equity ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$5,646	$1,567	$25	$64
Interest income from affiliates	25,305	7,090	100	—
Dividend income from non-affiliates	59,826,708	22,823,024	44,701,569	408,913
Dividend income from affiliates	—	—	—	9
Income from securities lending (net) (See Note 2.D.)	3,071,931	185,866	349,154	608
Foreign taxes withheld (net)	(8,436,964)	(348,090)	(4,107,333)	(43,429)

Total investment income	54,492,626	22,669,457	40,943,515	366,165

EXPENSES:
Management fees (See Note 3.A.)	3,458,888	1,294,390	1,602,880	7,390
Interest expense to non-affiliates	—	815	8,548	—
Interest expense to affiliates	333	358	32,746	12

Total expenses	3,459,221	1,295,563	1,644,174	7,402

Net expenses	3,459,221	1,295,563	1,644,174	7,402

Net investment income (loss)	51,033,405	21,373,894	39,299,341	358,763

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(20,989,767)	(12,942,858)	(29,418,456)	(102,575)
In-kind redemptions of investments in non-affiliates	(13,287,307)	(10,408,175)	(314,440,665)	—
Futures contracts	(1,455,772)	(1,962,727)	(6,639,342)	(116,559)
Foreign currency transactions	(413,023)	(712,275)	939,605	(2,572)

Net realized gain (loss)	(36,145,869)	(26,026,035)	(349,558,858)	(221,706)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(576,898,716)	(268,958,566)	(612,061,681)	(1,372,472)
Investments in affiliates	5,843	(198)	18,003	—
Futures contracts	2,664,304	481,494	2,348,599	39,386
Foreign currency translations	334,083	46,427	(125,481)	1,615

Change in net unrealized appreciation/depreciation	(573,894,486)	(268,430,843)	(609,820,560)	(1,331,471)

Net realized/unrealized gains (losses)	(610,040,355)	(294,456,878)	(959,379,418)	(1,553,177)

Change in net assets resulting from operations	$(559,006,950)	$(273,082,984)	$(920,080,077)	$(1,194,414)

(a)	Commencement of operations was December 3, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	173

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	JPMorgan Diversified Return Emerging Markets Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$153	$—	$761
Interest income from affiliates	630	—	—	242
Dividend income from non-affiliates	37,555,292	734,854	1,976	4,214,784
Dividend income from affiliates	—	19,899	1	1,312
Income from securities lending (net) (See Note 2.D.)	248,847	657	—	2,322
Foreign taxes withheld (net)	(3,750,411)	—	—	(288,967)

Total investment income	34,054,358	755,563	1,977	3,930,454

EXPENSES:
Management fees (See Note 3.A.)	3,519,182	7,437	156	720,665
Interest expense to non-affiliates	2,653	21	—	—
Interest expense to affiliates	19,188	—	—	1,369

Total expenses	3,541,023	7,458	156	722,034

Net expenses	3,541,023	7,458	156	722,034

Net investment income (loss)	30,513,335	748,105	1,821	3,208,420

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(5,961,562)	(55,644)	439	(12,371,387)
In-kind redemptions of investments in non-affiliates	106,148,091	554,717	—	(391,487)
In-kind redemptions of investments in affiliates	—	16,301	—	—
Futures contracts	1,048,744	(129,815)	—	(186,235)
Foreign currency transactions	(515,909)	—	—	(43,609)

Net realized gain (loss)	100,719,364	385,559	439	(12,992,718)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(500,439,666)	(2,049,606)	284,557	(61,094,844)(b )
Investments in affiliates	901	(344,819)	—	—
Futures contracts	(737,791)	67,058	723	81,361
Foreign currency translations	330,003	—	—	(64,972)

Change in net unrealized appreciation/depreciation	(500,846,553)	(2,327,367)	285,280	(61,078,455)

Net realized/unrealized gains (losses)	(400,127,189)	(1,941,808)	285,719	(74,071,173)

Change in net assets resulting from operations	$(369,613,854)	$(1,193,703)	$287,540	$(70,862,753)

(a)	Commencement of operations was April 14, 2020.
(b)	Net change in foreign capital gains tax of $188,085.

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$5,584	$1,487	$588	$216
Interest income from affiliates	314	16	5	—
Dividend income from non-affiliates	16,747,172	9,529,479	2,128,868	1,288,967
Dividend income from affiliates	22,599	11,000	3,679	2,311
Income from securities lending (net) (See Note 2.D.)	102,511	30,805	15,918	141,407
Foreign taxes withheld (net)	(1,337,469)	—	—	—

Total investment income	15,540,711	9,572,787	2,149,058	1,432,901

EXPENSES:
Management fees (See Note 3.A.)	2,171,059	682,230	233,228	227,052
Interest expense to non-affiliates	44	—	—	—
Interest expense to affiliates	1,128	—	—	—

Total expenses	2,172,231	682,230	233,228	227,052

Net expenses	2,172,231	682,230	233,228	227,052

Net investment income (loss)	13,368,480	8,890,557	1,915,830	1,205,849

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(29,855,680)	(17,366,918)	(3,226,280)	(6,867,516)
Investments in affiliates	773	—	—	—
In-kind redemptions of investments in non-affiliates	(12,037,420)	22,531,201	1,933,927	(516,972)
Futures contracts	(1,302,115)	(726,557)	(257,382)	(87,424)
Foreign currency transactions	(554,317)	—	—	—

Net realized gain (loss)	(43,748,759)	4,437,726	(1,549,735)	(7,471,912)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(163,033,298)	(120,362,846)	(28,143,042)	(30,606,880)
Investments in affiliates	5,594	3,801	—	2,200
Futures contracts	921,077	179,720	95,058	88,965
Foreign currency translations	(6,056)	—	—	—

Change in net unrealized appreciation/depreciation	(162,112,683)	(120,179,325)	(28,047,984)	(30,515,715)

Net realized/unrealized gains (losses)	(205,861,442)	(115,741,599)	(29,597,719)	(37,987,627)

Change in net assets resulting from operations	$(192,492,962)	$(106,851,042)	$(27,681,889)	$(36,781,778)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	175

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (Unaudited) (continued)

	JPMorgan U.S. Dividend ETF	JPMorgan U.S. Minimum Volatility ETF	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$34	$132	$—	$174	$112
Dividend income from non-affiliates	765,862	1,237,228	424,986	1,521,914	1,126,905
Dividend income from affiliates	771	1,403	697	1,875	1,077
Income from securities lending (net) (See Note 2.D.)	3,941	2,981	4,263	6,880	4,717

Total investment income	770,608	1,241,744	429,946	1,530,843	1,132,811

EXPENSES:
Management fees (See Note 3.A.)	22,260	61,919	35,055	87,040	40,048

Total expenses	22,260	61,919	35,055	87,040	40,048

Net expenses	22,260	61,919	35,055	87,040	40,048

Net investment income (loss)	748,348	1,179,825	394,891	1,443,803	1,092,763

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(204,304)	(750,853)	(2,562,986)	(2,093,304)	(847,273)
In-kind redemptions of investments in non-affiliates	906,591	1,437,316	156,374	1,905,105	2,272,944
Futures contracts	(74,242)	(113,112)	(21,335)	(60,456)	(58,773)

Net realized gain (loss)	628,045	573,351	(2,427,947)	(248,655)	1,366,898

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(8,414,812)	(11,570,350)	3,296,462	(3,912,471)	(12,525,171)
Futures contracts	20,548	24,682	25,501	86,844	23,115

Change in net unrealized appreciation/depreciation	(8,394,264)	(11,545,668)	3,321,963	(3,825,627)	(12,502,056)

Net realized/unrealized gains (losses)	(7,766,219)	(10,972,317)	894,016	(4,074,282)	(11,135,158)

Change in net assets resulting from operations	$(7,017,871)	$(9,792,492)	$1,288,907	$(2,630,479)	$(10,042,395)

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders Canada ETF		JPMorgan BetaBuilders Developed Asia ex-Japan ETF
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$51,033,405	$83,710,291	$21,373,894	$50,689,295
Net realized gain (loss)	(36,145,869)	(25,352,697)	(26,026,035)	2,478,979
Change in net unrealized appreciation/depreciation	(573,894,486)	259,078,770	(268,430,843)	117,802,311

Change in net assets resulting from operations	(559,006,950)	317,436,364	(273,082,984)	170,970,585

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(49,145,670)	(75,222,486)	(23,075,008)	(50,248,812)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	8,558,520	1,513,841,316	(29,849,872)	718,818,123

NET ASSETS:
Change in net assets	(599,594,100)	1,756,055,194	(326,007,864)	839,539,896
Beginning of period	3,800,754,020	2,044,698,826	1,442,853,830	603,313,934

End of period	$3,201,159,920	$3,800,754,020	$1,116,845,966	$1,442,853,830

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$74,676,668	$1,594,807,117	$148,539,920	$759,011,170
Cost of shares redeemed	(66,118,148)	(80,965,801)	(178,389,792)	(40,193,047)

Total change in net assets resulting from capital transactions	$8,558,520	$1,513,841,316	$(29,849,872)	$718,818,123

SHARE TRANSACTIONS:
Issued	2,900,000	66,000,000	6,800,000	32,000,000
Redeemed	(3,800,000)	(3,800,000)	(9,200,000)	(1,600,000)

Net increase (decrease) in shares from share transactions	(900,000)	62,200,000	(2,400,000)	30,400,000

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	177

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders Europe ETF		JPMorgan BetaBuilders International Equity ETF
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited) (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$39,299,341	$131,029,232	$358,763
Net realized gain (loss)	(349,558,858)	58,667,336	(221,706)
Change in net unrealized appreciation/depreciation	(609,820,560)	237,106,587	(1,331,471)

Change in net assets resulting from operations	(920,080,077)	426,803,155	(1,194,414)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(38,303,900)	(126,316,866)	(92,346)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(559,680,394)	2,237,729,043	43,611,689

NET ASSETS:
Change in net assets	(1,518,064,371)	2,538,215,332	42,324,929
Beginning of period	3,853,145,624	1,314,930,292	—

End of period	$2,335,081,253	$3,853,145,624	$42,324,929

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$799,653,347	$2,927,537,309	$43,611,689
Cost of shares redeemed	(1,359,333,741)	(689,808,266)	—

Total change in net assets resulting from capital transactions	$(559,680,394)	$2,237,729,043	$43,611,689

SHARE TRANSACTIONS:
Issued	35,000,000	130,000,000	1,000,000
Redeemed	(78,000,000)	(30,000,000)	—

Net increase (decrease) in shares from share transactions	(43,000,000)	100,000,000	1,000,000

(a)	Commencement of operations was December 3, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

	JPMorgan BetaBuilders Japan ETF		JPMorgan BetaBuilders U.S. Equity ETF
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$30,513,335	$76,811,361	$748,105	$430,637
Net realized gain (loss)	100,719,364	30,095,816	385,559	(41,094)
Change in net unrealized appreciation/depreciation	(500,846,553)	268,969,319	(2,327,367)	3,125,195

Change in net assets resulting from operations	(369,613,854)	375,876,496	(1,193,703)	3,514,738

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(102,501,216)	(20,089,888)	(654,923)	(317,882)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,175,133,745)	1,626,647,644	84,027,217	43,212,269

NET ASSETS:
Change in net assets	(1,647,248,815)	1,982,434,252	82,178,591	46,409,125
Beginning of period	4,318,521,919	2,336,087,667	46,409,125	—

End of period	$2,671,273,104	$4,318,521,919	$128,587,716	$46,409,125

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$390,676,821	$2,238,563,149	$86,933,230	$43,212,269
Cost of shares redeemed	(1,565,810,566)	(611,915,505)	(2,906,013)	—

Total change in net assets resulting from capital transactions	$(1,175,133,745)	$1,626,647,644	$84,027,217	$43,212,269

SHARE TRANSACTIONS:
Issued	17,200,000	100,400,000	1,650,000	850,000
Redeemed	(68,400,000)	(27,200,000)	(50,000)	—

Net increase (decrease) in shares from share transactions	(51,200,000)	73,200,000	1,600,000	850,000

(a)	Commencement of operations was March 12, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	179

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF
	Period Ended April 30, 2020 (Unaudited) (a)	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,821	$3,208,420	$11,690,830
Net realized gain (loss)	439	(12,992,718)	(9,288,395)
Change in net unrealized appreciation/depreciation	285,280	(61,078,455)	22,872,709

Change in net assets resulting from operations	287,540	(70,862,753)	25,275,144

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	—	(5,534,269)	(9,059,080)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	5,078,167	(16,078,050)	123,775,100

NET ASSETS:
Change in net assets	5,365,707	(92,475,072)	139,991,164
Beginning of period	—	353,795,416	213,804,252

End of period	$5,365,707	$261,320,344	$353,795,416

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$5,078,167	$11,074,492	$123,775,100
Cost of shares redeemed	—	(27,152,542)	—

Total change in net assets resulting from ETF Shares capital transactions	$5,078,167	$(16,078,050)	$123,775,100

Total change in net assets resulting from capital transactions	$5,078,167	$(16,078,050)	$123,775,100

SHARE TRANSACTIONS:
Issued	100,000	200,000	2,300,000
Redeemed	—	(700,000)	—

Net increase (decrease) in shares from share transactions	100,000	(500,000)	2,300,000

(a)	Commencement of operations was April 14, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

	JPMorgan Diversified Return International Equity ETF		JPMorgan Diversified Return U.S. Equity ETF
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,368,480	$49,632,728	$8,890,557	$15,437,588
Net realized gain (loss)	(43,748,759)	(6,323,521)	4,437,726	11,156,283
Change in net unrealized appreciation/depreciation	(162,112,683)	47,448,543	(120,179,325)	48,876,386

Change in net assets resulting from operations	(192,492,962)	90,757,750	(106,851,042)	75,470,257

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(15,152,484)	(47,722,104)	(9,672,874)	(13,823,828)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(155,614,247)	(204,500,604)	(103,786,326)	181,617,239

NET ASSETS:
Change in net assets	(363,259,693)	(161,464,958)	(220,310,242)	243,263,668
Beginning of period	1,282,867,303	1,444,332,261	802,625,997	559,362,329

End of period	$919,607,610	$1,282,867,303	$582,315,755	$802,625,997

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$45,150,517	$298,833,792	$59,112,534	$261,868,954
Cost of shares redeemed	(200,764,764)	(503,334,396)	(162,898,860)	(80,251,715)

Total change in net assets resulting from capital transactions	$(155,614,247)	$(204,500,604)	$(103,786,326)	$181,617,239

SHARE TRANSACTIONS:
Issued	800,000	5,500,000	800,000	3,600,000
Redeemed	(4,400,000)	(9,400,000)	(2,500,000)	(1,100,000)

Net increase (decrease) in shares from share transactions	(3,600,000)	(3,900,000)	(1,700,000)	2,500,000

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	181

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF		JPMorgan Diversified Return U.S. Small Cap Equity ETF
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,915,830	$2,884,389	$1,205,849	$1,872,735
Net realized gain (loss)	(1,549,735)	1,531,972	(7,471,912)	11,531,108
Change in net unrealized appreciation/depreciation	(28,047,984)	9,451,433	(30,515,715)	(6,003,010)

Change in net assets resulting from operations	(27,681,889)	13,867,794	(36,781,778)	7,400,833

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,892,442)	(2,653,452)	(1,175,144)	(1,663,026)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	46,162,332	64,731,269	19,064,407	38,470,266

NET ASSETS:
Change in net assets	16,588,001	75,945,611	(18,892,515)	44,208,073
Beginning of period	187,973,791	112,028,180	140,343,327	96,135,254

End of period	$204,561,792	$187,973,791	$121,450,812	$140,343,327

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$53,035,612	$83,490,606	$56,404,428	$125,026,689
Cost of shares redeemed	(6,873,280)	(18,759,337)	(37,340,021)	(86,556,423)

Total change in net assets resulting from capital transactions	$46,162,332	$64,731,269	$19,064,407	$38,470,266

SHARE TRANSACTIONS:
Issued	900,000	1,300,000	1,800,000	4,150,000
Redeemed	(100,000)	(300,000)	(1,450,000)	(2,850,000)

Net increase in shares from share transactions	800,000	1,000,000	350,000	1,300,000

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

	JPMorgan U.S. Dividend ETF		JPMorgan U.S. Minimum Volatility ETF
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$748,348	$1,126,280	$1,179,825	$1,125,687
Net realized gain (loss)	628,045	681,389	573,351	3,201,699
Change in net unrealized appreciation/depreciation	(8,394,264)	1,931,896	(11,545,668)	3,586,564

Change in net assets resulting from operations	(7,017,871)	3,739,565	(9,792,492)	7,913,950

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(736,841)	(1,057,550)	(1,205,141)	(948,027)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(673,056)	10,538,384	(1,425,171)	72,832,965

NET ASSETS:
Change in net assets	(8,427,768)	13,220,399	(12,422,804)	79,798,888
Beginning of period	40,631,525	27,411,126	107,244,658	27,445,770

End of period	$32,203,757	$40,631,525	$94,821,854	$107,244,658

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$5,530,715	$15,758,539	$8,568,093	$93,087,661
Cost of shares redeemed	(6,203,771)	(5,220,155)	(9,993,264)	(20,254,696)

Total change in net assets resulting from capital transactions	$(673,056)	$10,538,384	$(1,425,171)	$72,832,965

SHARE TRANSACTIONS:
Issued	250,000	600,000	300,000	3,200,000
Redeemed	(250,000)	(200,000)	(350,000)	(700,000)

Net increase (decrease) in shares from share transactions	—	400,000	(50,000)	2,500,000

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	183

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Momentum Factor ETF		JPMorgan U.S. Quality Factor ETF
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$394,891	$597,332	$1,443,803	$1,227,149
Net realized gain (loss)	(2,427,947)	5,801,887	(248,655)	549,586
Change in net unrealized appreciation/depreciation	3,321,963	(2,461,486)	(3,825,627)	5,941,402

Change in net assets resulting from operations	1,288,907	3,937,733	(2,630,479)	7,718,137

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(397,919)	(515,149)	(1,266,009)	(1,098,039)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	28,562,830	24,622,635	124,069,171	71,232,507

NET ASSETS:
Change in net assets	29,453,818	28,045,219	120,172,683	77,852,605
Beginning of period	56,620,589	28,575,370	107,067,872	29,215,267

End of period	$86,074,407	$56,620,589	$227,240,555	$107,067,872

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$30,095,281	$66,439,247	$131,431,916	$77,043,167
Cost of shares redeemed	(1,532,451)	(41,816,612)	(7,362,745)	(5,810,660)

Total change in net assets resulting from capital transactions	$28,562,830	$24,622,635	$124,069,171	$71,232,507

SHARE TRANSACTIONS:
Issued	1,150,000	2,300,000	4,600,000	2,700,000
Redeemed	(50,000)	(1,450,000)	(250,000)	(200,000)

Net increase in shares from share transactions	1,100,000	850,000	4,350,000	2,500,000

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

	JPMorgan U.S. Value Factor ETF
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,092,763	$1,527,280
Net realized gain (loss)	1,366,898	2,324,504
Change in net unrealized appreciation/depreciation	(12,502,056)	3,862,947

Change in net assets resulting from operations	(10,042,395)	7,714,731

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,188,865)	(1,321,813)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,600,067)	31,470,215

NET ASSETS:
Change in net assets	(12,831,327)	37,863,133
Beginning of period	66,849,642	28,986,509

End of period	$54,018,315	$66,849,642

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$14,995,811	$46,088,396
Cost of shares redeemed	(16,595,878)	(14,618,181)

Total change in net assets resulting from capital transactions	$(1,600,067)	$31,470,215

SHARE TRANSACTIONS:
Issued	550,000	1,850,000
Redeemed	(650,000)	(550,000)

Net increase (decrease) in shares from share transactions	(100,000)	1,300,000

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	185

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment Operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income

JPMorgan BetaBuilders Canada ETF
Six Months Ended April 30, 2020 (Unaudited)	$24.89	$0.33	$(3.81)	$(3.48)	$(0.32)
Year Ended October 31, 2019	22.59	0.66	2.24	2.90	(0.60)
August 7, 2018 (f) through October 31, 2018	24.65	0.14	(2.15)	(2.01)	(0.05)

JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Six Months Ended April 30, 2020 (Unaudited)	25.31	0.37	(4.81)	(4.44)	(0.41)
Year Ended October 31, 2019	22.68	1.05	2.58	3.63	(1.00)
August 7, 2018 (f) through October 31, 2018	25.36	0.22	(2.73)	(2.51)	(0.17)

JPMorgan BetaBuilders Europe ETF
Six Months Ended April 30, 2020 (Unaudited)	24.36	0.26	(4.06)	(3.80)	(0.29)
Year Ended October 31, 2019	22.59	0.90	1.65	2.55	(0.78)
June 15, 2018 (f) through October 31, 2018	24.79	0.13	(2.30)	(2.17)	(0.03)

JPMorgan BetaBuilders International Equity ETF
December 3, 2019 (f) through April 30, 2020 (Unaudited)	49.79	0.61	(7.96)	(7.35)	(0.12)

JPMorgan BetaBuilders Japan ETF
Six Months Ended April 30, 2020 (Unaudited)	24.54	0.19	(2.76)	(2.57)	(0.57)
Year Ended October 31, 2019	22.72	0.48	1.48	1.96	(0.14)
June 15, 2018 (f) through October 31, 2018	24.79	0.24	(2.31)	(2.07)	—

JPMorgan BetaBuilders U.S. Equity ETF
Six Months Ended April 30, 2020 (Unaudited)	54.60	0.52	(2.18)	(1.66)	(0.46)
March 12, 2019 (f) through October 31, 2019	50.14	0.68	4.29	4.97	(0.51)

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
April 14, 2020 (f) through April 30, 2020 (Unaudited)	50.78	0.02	2.86	2.88	—

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$21.09	$21.15	(14.02)%	(13.81)%		$3,201,159,920	0.19%		2.80%	0.19%		2%
24.89	24.90	13.08	12.97		3,800,754,020	0.19		2.73	0.34		7
22.59	22.62	(8.18)	(8.05	)(g)	2,044,698,826	0.19	(h)	2.55	0.37	(h)	1

20.46	20.36	(17.54)	(17.83)		1,116,845,966	0.19		3.14	0.19		3
25.31	25.27	16.18	15.94		1,442,853,830	0.19		4.22	0.39		7
22.68	22.69	(9.97)	(9.93	)(g)	603,313,934	0.19	(h)	3.94	0.45	(h)	2

20.27	20.17	(15.58)	(16.10)		2,335,081,253	0.09		2.21	0.09		3
24.36	24.39	11.43	11.32		3,853,145,624	0.09		3.83	0.25		7
22.59	22.64	(8.75)	(8.55	)(g)	1,314,930,292	0.09	(h)	1.45	0.34	(h)	2

42.32	42.37	(14.76)	(14.66	)(g)	42,324,929	0.07		3.36	0.07		4

21.40	21.39	(10.80)	(10.95)		2,671,273,104	0.19		1.65	0.19		1
24.54	24.57	8.74	9.07		4,318,521,919	0.19		2.14	0.33		4
22.72	22.68	(8.35)	(8.51	)(g)	2,336,087,667	0.19	(h)	2.63	0.37	(h)	5

52.48	52.44	(3.01)	(3.11)		128,587,716	0.02		1.93	0.02		1
54.60	54.61	9.95	9.97	(g)	46,409,125	0.02		2.01	0.02		3

53.66	53.82	5.67	5.99	(g)	5,365,707	0.07		0.77	0.07		1

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	187

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income

JPMorgan Diversified Return Emerging Markets Equity ETF
Six Months Ended April 30, 2020 (Unaudited)	$54.43	$0.50	$(10.53)		$(10.03)	$(0.85)
Year Ended October 31, 2019	50.91	2.07	2.97		5.04	(1.52)
Year Ended October 31, 2018	57.15	1.59	(5.37)		(3.78)	(2.46)
Year Ended October 31, 2017	48.68	1.50	7.56		9.06	(0.59)
Year Ended October 31, 2016	45.23	1.04	3.72		4.76	(1.31)
January 7, 2015 (f) through October 31, 2015	50.00	1.29	(6.06)		(4.77)	—

JPMorgan Diversified Return International Equity ETF
Six Months Ended April 30, 2020 (Unaudited)	55.06	0.60	(8.31)		(7.71)	(0.67)
Year Ended October 31, 2019	53.10	1.77	1.90		3.67	(1.71)
Year Ended October 31, 2018	59.18	1.51	(5.29)		(3.78)	(2.30)
Year Ended October 31, 2017	50.00	1.43	8.57		10.00	(0.82)
Year Ended October 31, 2016	51.17	1.28	(1.37	)(i)	(0.09)	(1.08)
November 5, 2014 (f) through October 31, 2015	50.00	1.39	(0.07)		1.32	(0.15)

JPMorgan Diversified Return U.S. Equity ETF
Six Months Ended April 30, 2020 (Unaudited)	76.44	0.86	(10.20)		(9.34)	(0.93)
Year Ended October 31, 2019	69.92	1.66	6.34		8.00	(1.48)
Year Ended October 31, 2018	68.52	1.39	1.88		3.27	(1.87)
Year Ended October 31, 2017	57.06	1.17	10.75		11.92	(0.46)
Year Ended October 31, 2016	54.13	1.10	2.09	(i)	3.19	(0.26)
September 29, 2015 (f) through October 31, 2015	50.00	0.06	4.07		4.13	—

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Six Months Ended April 30, 2020 (Unaudited)	67.13	0.62	(10.29)		(9.67)	(0.64)
Year Ended October 31, 2019	62.24	1.18	4.78		5.96	(1.07)
Year Ended October 31, 2018	62.06	1.06	0.59		1.65	(1.47)
Year Ended October 31, 2017	51.65	0.89	10.02		10.91	(0.50)
May 11, 2016 (f) through October 31, 2016	50.00	0.42	1.23		1.65	—

JPMorgan Diversified Return U.S. Small Cap Equity ETF
Six Months Ended April 30, 2020 (Unaudited)	30.84	0.22	(6.06)		(5.84)	(0.21)
Year Ended October 31, 2019	29.58	0.42	1.22		1.64	(0.38)
Year Ended October 31, 2018	28.95	0.33	0.73		1.06	(0.43)
November 15, 2016 (f) through October 31, 2017	25.00	0.28	3.71		3.99	(0.04)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(j)	Amount rounds to less than 0.5%.

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$43.55	$42.75	(18.65)%	(20.24)%		$261,320,344	0.44%		1.96%	0.44%		13%
54.43	54.50	10.00	10.31		353,795,416	0.45		3.87	0.87		51
50.91	50.83	(6.93)	(7.43)		213,804,252	0.45		2.80	0.96		53
57.15	57.36	18.95	18.65		165,741,046	0.45		2.85	1.06		60
48.68	48.98	11.02	11.63		43,809,461	0.45		2.33	1.91		44
45.23	45.27	(9.54)	(9.46	)(g)	36,185,674	0.45	(h)	3.18	2.07	(h)	46

46.68	46.45	(14.13)	(14.49)		919,607,610	0.37		2.27	0.37		10
55.06	55.02	7.05	7.23		1,282,867,303	0.38		3.27	0.41		25
53.10	52.98	(6.72)	(7.22)		1,444,332,261	0.40		2.57	0.44		28
59.18	59.36	20.35	20.30		1,159,887,006	0.43		2.63	0.51		29
50.00	50.17	(0.15)	0.41		470,042,716	0.43		2.56	0.75		27
51.17	51.05	2.65	2.40	(g)	92,113,607	0.43	(h)	2.72	1.33	(h)	20

66.17	66.13	(12.26)	(12.33)		582,315,755	0.18		2.34	0.18		9
76.44	76.45	11.65	11.65		802,625,997	0.19		2.27	0.37		24
69.92	69.93	4.74	4.70		559,362,329	0.19		1.95	0.41		32
68.52	68.55	20.99	21.02		356,298,771	0.21		1.83	0.47		27
57.06	57.08	5.92	5.90		125,538,258	0.29		1.95	0.90		22
54.13	54.16	8.26	8.32	(g)	10,826,623	0.29	(h)	1.20	5.75	(h)	—	(j)

56.82	56.91	(14.45)	(14.37)		204,561,792	0.24		1.97	0.24		11
67.13	67.17	9.73	9.78		187,973,791	0.24		1.82	0.43		25
62.24	62.25	2.59	2.57		112,028,180	0.24		1.64	0.50		35
62.06	62.08	21.25	21.31		62,063,250	0.26		1.54	0.62		31
51.65	51.64	3.30	3.28	(g)	36,153,888	0.34	(h)	1.69	1.02	(h)	15

24.79	24.73	(18.97)	(19.24)		121,450,812	0.29		1.54	0.29		11
30.84	30.87	5.64	5.75		140,343,327	0.29		1.40	0.54		43
29.58	29.58	3.61	3.43		96,135,254	0.29		1.08	0.61		30
28.95	29.00	15.96	16.16	(g)	55,011,105	0.31	(h)	1.08	0.97	(h)	24

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	189

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income

JPMorgan U.S. Dividend ETF
Six Months Ended April 30, 2020 (Unaudited)	$27.09	$0.50	$(5.62)		$(5.12)	$(0.50)
Year Ended October 31, 2019	24.92	0.93	2.11		3.04	(0.87)
November 8, 2017 (f) through October 31, 2018	25.00	0.96	(0.17)		0.79	(0.87)

JPMorgan U.S. Minimum Volatility ETF
Six Months Ended April 30, 2020 (Unaudited)	30.21	0.33	(3.10)		(2.77)	(0.35)
Year Ended October 31, 2019	26.14	0.64	3.95		4.59	(0.52)
November 8, 2017 (f) through October 31, 2018	25.00	0.59	1.08		1.67	(0.53)

JPMorgan U.S. Momentum Factor ETF
Six Months Ended April 30, 2020 (Unaudited)	29.04	0.19	(0.81	)(i)	(0.62)	(0.20)
Year Ended October 31, 2019	25.98	0.37	2.99		3.36	(0.30)
November 8, 2017 (f) through October 31, 2018	25.00	0.35	0.95		1.30	(0.32)

JPMorgan U.S. Quality Factor ETF
Six Months Ended April 30, 2020 (Unaudited)	29.74	0.29	(1.20)		(0.91)	(0.25)
Year Ended October 31, 2019	26.56	0.58	3.11		3.69	(0.51)
November 8, 2017 (f) through October 31, 2018	25.00	0.52	1.52		2.04	(0.48)

JPMorgan U.S. Value Factor ETF
Six Months Ended April 30, 2020 (Unaudited)	27.29	0.43	(4.26)		(3.83)	(0.47)
Year Ended October 31, 2019	25.21	0.75	1.97		2.72	(0.64)
November 8, 2017 (f) through October 31, 2018	25.00	0.64	0.16		0.80	(0.59)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Prior to December 9, 2019, the price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$21.47	$21.47	(18.99)%	(19.01)%		$32,203,757	0.12%		4.01%	0.12%		10%
27.09	27.10	12.57	12.69		40,631,525	0.12		3.59	0.63		20
24.92	24.90	3.08	2.99	(g)	27,411,126	0.12	(h)	3.81	0.76	(h)	24

27.09	27.05	(9.19)	(9.38)		94,821,854	0.12		2.28	0.12		7
30.21	30.23	17.82	17.90		107,244,658	0.12		2.22	0.54		15
26.14	26.14	6.69	6.69	(g)	27,445,770	0.12	(h)	2.33	0.76	(h)	17

28.22	28.27	(2.12)	(1.98)		86,074,407	0.12		1.35	0.12		18
29.04	29.05	13.06	13.06		56,620,589	0.12		1.35	0.55		52
25.98	25.99	5.17	5.21	(g)	28,575,370	0.12	(h)	1.32	0.74	(h)	44

28.58	28.64	(3.04)	(2.90)		227,240,555	0.12		1.98	0.12		10
29.74	29.76	14.10	14.18		107,067,872	0.12		2.05	0.50		21
26.56	26.56	8.15	8.15	(g)	29,215,267	0.12	(h)	2.01	0.74	(h)	22

22.99	23.06	(14.07)	(13.84)		54,018,315	0.12		3.26	0.12		9
27.29	27.30	11.01	11.05		66,849,642	0.12		2.90	0.52		22
25.21	25.21	3.12	3.12	(g)	28,986,509	0.12	(h)	2.52	0.75	(h)	26

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	191

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2020 (Unaudited)

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 17 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

Diversification Classification
JPMorgan BetaBuilders Canada ETF	Diversified
JPMorgan BetaBuilders Developed Asia ex-Japan ETF	Diversified
JPMorgan BetaBuilders Europe ETF	Diversified
JPMorgan BetaBuilders International Equity ETF	Diversified
JPMorgan BetaBuilders Japan ETF	Diversified
JPMorgan BetaBuilders U.S. Equity ETF JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	Diversified Diversified
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified
JPMorgan Diversified Return U.S. Equity ETF	Diversified
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	Diversified
JPMorgan Diversified Return U.S. Small Cap Equity ETF	Diversified
JPMorgan U.S. Dividend ETF	Diversified
JPMorgan U.S. Minimum Volatility ETF	Diversified
JPMorgan U.S. Momentum Factor ETF	Diversified
JPMorgan U.S. Quality Factor ETF	Diversified
JPMorgan U.S. Value Factor ETF	Diversified

The investment objective of the JPMorgan BetaBuilders Canada ETF (the “BetaBuilders Canada ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM.

The investment objective of the JPMorgan BetaBuilders Developed Asia ex-Japan ETF (the “BetaBuilders Developed Asia ex-Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia ex-Japan Target Market Exposure IndexSM.

The investment objective of the JPMorgan BetaBuilders Europe ETF (the “BetaBuilders Europe ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM.

JPMorgan BetaBuilders International Equity ETF (the “BetaBuilders International Equity ETF”) commenced operations on December 3, 2019. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM.

The investment objective of the JPMorgan BetaBuilders Japan ETF (the “BetaBuilders Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM.

JPMorgan BetaBuilders U.S. Equity ETF (the “BetaBuilders U.S. Equity ETF”) commenced operations on March 12, 2019. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the “BetaBuilders U.S. Mid Cap Equity ETF”) commenced operations on April 14, 2020. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM.

The investment objective of JPMorgan Diversified Return Emerging Markets Equity ETF (the “Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index.

The investment objective of JPMorgan Diversified Return International Equity ETF (the “International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index.

The investment objective of JPMorgan Diversified Return U.S. Equity ETF (the “U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index.

The investment objective of JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index.

192	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

The investment objective of JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index.

The investment objective of the JPMorgan U.S. Dividend ETF (the “U.S. Dividend ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Dividend Index.

The investment objective of the JPMorgan U.S. Minimum Volatility ETF (the “U.S. Minimum Volatility ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Minimum Volatility Index.

The investment objective of the JPMorgan U.S. Momentum Factor ETF (the “U.S. Momentum Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index.

The investment objective of the JPMorgan U.S. Quality Factor ETF (the “U.S. Quality Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index.

The investment objective of the JPMorgan U.S. Value Factor ETF (the “U.S. Value Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

Shares of each Fund are listed and traded at market price on an exchange as follows:

Listing Exchange
BetaBuilders Canada ETF	Cboe BZX Exchange, Inc.
BetaBuilders Developed Asia ex-Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders Europe ETF	Cboe BZX Exchange, Inc.
BetaBuilders International Equity ETF	Cboe BZX Exchange, Inc
BetaBuilders Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S Mid Cap Equity ETF	NYSE Arca, Inc.
Emerging Markets Equity ETF	NYSE Arca, Inc.
International Equity ETF	NYSE Arca, Inc.
U.S. Equity ETF	NYSE Arca, Inc.
U.S. Mid Cap Equity ETF	NYSE Arca, Inc.
U.S. Small Cap Equity ETF	NYSE Arca, Inc.
U.S. Dividend ETF	NYSE Arca, Inc.
U.S. Minimum Volatility ETF	NYSE Arca, Inc.
U.S. Momentum Factor ETF	NYSE Arca, Inc.
U.S. Quality Factor ETF	NYSE Arca, Inc.
U.S. Value Factor ETF	NYSE Arca, Inc.

Market prices for the Funds’ shares may be different from their net asset value (“NAV”).

The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units” as shown in the table below:

Shares per Creation Unit
BetaBuilders Canada ETF	100,000
BetaBuilders Developed Asia ex-Japan ETF	200,000
BetaBuilders Europe ETF	200,000
BetaBuilders International Equity ETF	200,000
BetaBuilders Japan ETF	400,000
BetaBuilders U.S. Equity ETF	50,000
BetaBuilders U.S. Mid Cap Equity ETF	25,000
Emerging Markets Equity ETF	100,000
International Equity ETF	100,000
U.S. Equity ETF	100,000
U.S. Mid Cap Equity ETF	100,000
U.S. Small Cap Equity ETF	50,000
U.S. Dividend ETF	50,000
U.S. Minimum Volatility ETF	50,000

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	193

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

Shares per Creation Unit
U.S. Momentum Factor ETF	50,000
U.S. Quality Factor ETF	50,000
U.S. Value Factor ETF	50,000

Creation Units are issued and redeemed principally in-kind for a basket of securities. A cash amount may be substituted if a Fund has sizeable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding Exchange-Traded Funds (“ETFs”), (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

194	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

BetaBuilders Canada ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,414,342,780	$—	$—	$3,414,342,780

Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,563,538	$—	$—	$2,563,538

BetaBuilders Developed Asia ex-Japan ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$600,048,213	$695,131	$600,743,344
Cambodia	—	2,384,089	—	2,384,089
China	—	1,283,795	—	1,283,795
Hong Kong	912,777	300,610,854	—	301,523,631
Macau	—	25,076,536	—	25,076,536
New Zealand	—	31,494,290	—	31,494,290
Singapore	—	127,013,395	—	127,013,395
United Kingdom	—	15,632,282	—	15,632,282
United States	—	4,969,722	—	4,969,722

Total Common Stocks	912,777	1,108,513,176	695,131	1,110,121,084

Rights	—	61,625	—	61,625
Short-Term Investments
Investment of cash collateral from securities loaned	4,336,441	—	—	4,336,441

Total Investments in Securities	$5,249,218	$1,108,574,801	$695,131	$1,114,519,150

Appreciation in Other Financial Instruments
Futures Contracts	$460,078	$38,396	$—	$498,474

BetaBuilders Europe ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$24,561,923	$—	$24,561,923
Austria	415,350	8,835,078	—	9,250,428
Belgium	—	38,369,087	—	38,369,087
Chile	—	1,059,330	—	1,059,330
China	9,631,472	—	—	9,631,472
Colombia	—	772,437	—	772,437
Denmark	—	82,813,902	—	82,813,902
Finland	—	49,014,202	—	49,014,202
France	—	372,613,269	—	372,613,269
Germany	—	304,334,660	—	304,334,660
Ghana	—	136,477	—	136,477
Ireland	7,560,092	13,920,348	—	21,480,440
Italy	—	77,030,854	—	77,030,854
Jordan	—	1,215,189	—	1,215,189
Luxembourg	—	6,132,469	—	6,132,469
Mexico	—	493,685	—	493,685
Netherlands	26,928,256	126,740,419	—	153,668,675

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	195

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

BetaBuilders Europe ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Norway	$—	$23,749,388	$—	$23,749,388
Portugal	—	6,519,406	—	6,519,406
Russia	—	1,838,447	—	1,838,447
South Africa	—	7,404,172	—	7,404,172
Spain	—	91,284,989	—	91,284,989
Sweden	—	113,235,851	—	113,235,851
Switzerland	—	401,714,908	—	401,714,908
United Arab Emirates	—	—	29	29
United Kingdom	2,524,156	502,581,344	—	505,105,500
United States	2,843,128	5,800,234	—	8,643,362

Total Common Stocks	49,902,454	2,262,172,068	29	2,312,074,551

Short-Term Investments
Investment of cash collateral from securities loaned	136,049,603	—	—	136,049,603

Total Investments in Securities	$185,952,057	$2,262,172,068	$29	$2,448,124,154

Appreciation in Other Financial Instruments
Futures Contracts	$—	$2,620,586	$—	$2,620,586

BetaBuilders International Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,811,410	$1,347	$2,812,757
Austria	4,707	97,963	—	102,670
Belgium	—	421,267	—	421,267
Cambodia	—	9,442	—	9,442
Chile	—	11,622	—	11,622
China	104,619	7,687	—	112,306
Colombia	—	8,316	—	8,316
Denmark	—	909,655	—	909,655
Finland	—	537,024	—	537,024
France	—	4,093,836	—	4,093,836
Germany	—	3,344,503	—	3,344,503
Ghana	—	1,508	—	1,508
Hong Kong	4,742	1,277,502	—	1,282,244
Ireland	82,527	153,508	—	236,035
Israel	—	175,016	—	175,016
Italy	—	844,500	—	844,500
Japan	—	11,589,773	—	11,589,773
Jordan	—	13,403	—	13,403
Luxembourg	—	67,327	—	67,327
Macau	—	98,154	—	98,154
Mexico	—	5,241	—	5,241
Netherlands	296,484	1,393,367	—	1,689,851
New Zealand	—	133,236	—	133,236
Norway	—	261,540	—	261,540
Portugal	—	71,833	—	71,833
Russia	—	20,189	—	20,189
Singapore	—	537,197	—	537,197
South Africa	—	81,278	—	81,278
Spain	—	1,001,949	—	1,001,949
Sweden	—	1,244,916	—	1,244,916

196	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

BetaBuilders International Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Switzerland	$—	$4,414,252	$—		$4,414,252
United Arab Emirates	—	—	—	(b)	—	(b)
United Kingdom	27,946	5,591,420	—		5,619,366
United States	31,232	87,254	—		118,486

Total Common Stocks	552,257	41,317,088	1,347		41,870,692

Rights	—	261	—		261
Short-Term Investments
Investment Companies	49,618	—	—		49,618
Investment of cash collateral from securities loaned	941,191	—	—		941,191

Total Short-Term Investments	990,809	—	—		990,809

Total Investments in Securities	$1,543,066	$41,317,349	$1,347		$42,861,762

Appreciation in Other Financial Instruments
Futures Contracts	$39,386	$—	$—		$39,386

BetaBuilders Japan ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$2,632,655,833	$—	$2,632,655,833
Short-Term Investments
Investment of cash collateral from securities loaned	5,116,764	—	—	5,116,764

Total Investments in Securities	$5,116,764	$2,632,655,833	$—	$2,637,772,597

Appreciation in Other Financial Instruments
Futures Contracts	$721,788	$—	$—	$721,788

BetaBuilders U.S. Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$129,612,041	$—	$—	$129,612,041

Appreciation in Other Financial Instruments
Futures Contracts (a)	$72,197	$—	$—	$72,197

BetaBuilders U.S. Mid Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,371,309	$—	$—	$5,371,309

Appreciation in Other Financial Instruments
Futures Contracts (a)	$723	$—	$—	$723

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	197

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

Emerging Markets Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Bahrain	$—	$321,212		$—		$321,212
Brazil	27,722,674	—		—		27,722,674
Chile	3,600,743	—		—		3,600,743
China	1,245,298	60,519,978		—	(b)	61,765,276
Colombia	1,231,409	—		—		1,231,409
Czech Republic	—	228,106		—		228,106
Egypt	—	720,750		—		720,750
Greece	—	2,614,460		—		2,614,460
Hong Kong	—	456,231		—		456,231
Hungary	—	1,763,514		—		1,763,514
India	—	23,909,158		—		23,909,158
Indonesia	—	9,690,298		—		9,690,298
Kuwait	163,258	3,619,970		—		3,783,228
Malaysia	—	8,296,480		—		8,296,480
Mexico	10,521,617	—		—		10,521,617
Pakistan	—	222,788		—		222,788
Philippines	—	2,700,411		—		2,700,411
Qatar	435,490	3,789,267		—		4,224,757
Russia	19,537,368	—		—		19,537,368
Saudi Arabia	817,392	4,392,852		—		5,210,244
South Africa	2,870,210	11,805,477		—		14,675,687
Taiwan	—	36,734,872		—		36,734,872
Thailand	2,314,946	8,128,164		—		10,443,110
Turkey	1,512,749	3,840,897		—		5,353,646
United Arab Emirates	—	3,492,455		—		3,492,455
United States	957,813	—		—		957,813

Total Common Stocks	72,930,967	187,247,340		—	(b)	260,178,307

Rights	—	—	(b)	—		—	(b)
Short-Term Investments
Investment of cash collateral from securities loaned	813,189	—		—		813,189

Total Investments in Securities	$73,744,156	$187,247,340		—	(b)	260,991,496

Appreciation in Other Financial Instruments
Futures Contracts	$103,567	$—		$—		$103,567

International Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$93,745,765	$—	$93,745,765
Austria	—	1,201,587	—	1,201,587
Belgium	—	11,474,669	—	11,474,669
Cambodia	—	871,019	—	871,019
Chile	—	3,450,045	—	3,450,045
China	—	8,460,921	—	8,460,921
Denmark	—	5,120,752	—	5,120,752
Finland	—	20,664,669	—	20,664,669
France	—	42,364,975	—	42,364,975
Germany	—	25,361,389	—	25,361,389

198	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

International Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$943,598	$46,147,804	$—	$47,091,402
Indonesia	—	101,252	—	101,252
Ireland	—	2,183,473	—	2,183,473
Italy	—	18,380,930	—	18,380,930
Japan	—	246,112,486	—	246,112,486
Jordan	—	4,946,953	—	4,946,953
Luxembourg	—	1,099,169	—	1,099,169
Macau	—	1,881,385	—	1,881,385
Netherlands	8,145,230	16,316,320	—	24,461,550
New Zealand	—	10,098,251	—	10,098,251
Norway	—	11,874,200	—	11,874,200
Poland	—	664,692	—	664,692
Portugal	—	6,055,560	—	6,055,560
Russia	—	4,031,506	—	4,031,506
Singapore	—	25,926,373	—	25,926,373
South Africa	—	2,643,679	—	2,643,679
South Korea	—	54,731,958	—	54,731,958
Spain	—	16,164,794	—	16,164,794
Sweden	—	36,214,274	—	36,214,274
Switzerland	—	18,825,419	—	18,825,419
United Kingdom	—	160,890,476	—	160,890,476
United States	—	2,571,427	—	2,571,427

Total Common Stocks	9,088,828	900,578,172	—	909,667,000

Short-Term Investments
Investment Companies	908,334	—	—	908,334
Investment of cash collateral from securities loaned	22,036,532	—	—	22,036,532

Total Short-Term Investments	22,944,866	—	—	22,944,866

Total Investments in Securities	$32,033,694	$900,578,172	—	$932,611,866

Appreciation in Other Financial Instruments
Futures Contracts	$1,187,219	$—	$—	$1,187,219

U.S. Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$604,539,777	$—	$—	$604,539,777

Appreciation in Other Financial Instruments
Futures Contracts (a)	$224,098	$—	$—	$224,098

U.S. Mid Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$213,878,495	$—	$—	$213,878,495

Appreciation in Other Financial Instruments
Futures Contracts (a)	$105,084	$—	$—	$105,084

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	199

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

U.S. Small Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$121,060,916	$—	$—		$121,060,916
Rights	—	—	—	(b)	—	(b)
Short-Term Investments
Investment Companies	269,662	—	—		269,662
Investment of cash collateral from securities loaned	19,338,205	—	—		19,338,205

Total Short-Term Investments	$19,607,867	$—	$—		$19,607,867

Total Investments in Securities	$140,668,783	$—	$—	(b)	$140,668,783

Appreciation in Other Financial Instruments
Futures Contracts	$97,121	$—	$—		$97,121

U.S. Dividend ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$34,273,992	$—	$—	$34,273,992

Appreciation in Other Financial Instruments
Futures Contracts (a)	$22,243	$—	$—	$22,243

U.S. Minimum Volatility ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$97,496,560	$—	$—	$97,496,560

Appreciation in Other Financial Instruments
Futures Contracts (a)	$27,182	$—	$—	$27,182

U.S. Momentum Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$87,563,525	$—	$—	$87,563,525

Appreciation in Other Financial Instruments
Futures Contracts (a)	$26,817	$—	$—	$26,817

U.S. Quality Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$229,510,518	$—	$—	$229,510,518

Appreciation in Other Financial Instruments
Futures Contracts (a)	$90,296	$—	$—	$90,296

U.S. Value Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$56,596,334	$—	$—	$56,596,334

Appreciation in Other Financial Instruments
Futures Contracts (a)	$26,012	$—	$—	$26,012

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.

200	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

There were no significant transfers into and out of level 3 for the six months ended April 30, 2020 for BetaBuilders Developed Asia ex-Japan ETF and BetaBuilders Europe ETF.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of April 30, 2020, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and /or Regulation S under the Securities Act.

C. Futures Contracts — The Funds used index futures contracts to obtain long exposure to the underlying commodities markets, to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations (“SOP”). Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the SOP at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs, while cash deposited, which is considered restricted, is recorded on the SAL. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the SAL.

The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the SAL, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the six months ended April 30, 2020:

	BetaBuilders Canada ETF	BetaBuilders Developed Asia ex-Japan ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF		BetaBuilders Japan ETF	BetaBuilders U.S. Equity ETF	BetaBuilders U.S. Mid Cap Equity ETF		Emerging Markets Equity ETF
Futures Contracts — Equity:
Average Notional Balance Long	$20,517,790	$8,354,574	$18,861,095	$218,411	(a)	$29,967,535	$399,203	$14,506	(b)	$866,579
Ending Notional Balance Long	30,094,472	6,654,272	21,420,078	409,400		38,736,523	623,769	14,506		1,041,900

	International Equity ETF	U.S. Equity ETF	U.S. Mid Cap Equity ETF	U.S. Small Cap Equity ETF	U.S. Dividend ETF	U.S. Minimum Volatility ETF	U.S. Momentum Factor ETF	U.S. Quality Factor ETF	U.S. Value Factor ETF
Futures Contracts — Equity:
Average Notional Balance Long	$7,901,057	$2,450,002	$533,453	$503,234	$166,652	$241,965	$125,875	$477,540	$262,486
Ending Notional Balance Long	9,334,320	1,015,438	492,510	457,450	130,556	174,075	159,569	638,275	145,063

(a)	For the period December 3, 2019 through April 30, 2020.
(b)	For the period April 14, 2020 through April 30, 2020.

D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	201

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

(the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the SOP as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the SOP.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the SAL. The value of the cash collateral received is recorded as a liability on the SAL and details of collateral investments are disclosed in the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

The following table presents, for each lending fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2020.

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders Canada ETF	$223,612,348	$(223,612,348)	$—
BetaBuilders Developed Asia ex-Japan ETF	4,116,135	(4,116,135)	—
BetaBuilders Europe ETF	125,871,397	(125,871,397)	—
BetaBuilders International Equity ETF	884,884	(884,884)	—
BetaBuilders Japan ETF	4,773,254	(4,773,254)	—
BetaBuilders U.S. Equity ETF	1,128,274	(1,128,274)	—
BetaBuilders U.S. Mid Cap Equity ETF	15,885	(15,885)	—
Emerging Markets Equity ETF	766,526	(766,526)	—
International Equity ETF	20,708,564	(20,708,564)	—
U.S. Equity ETF	21,154,150	(21,154,150)	—
U.S. Mid Cap Equity ETF	8,837,783	(8,837,783)	—
U.S. Small Cap Equity ETF	17,770,833	(17,770,833)	—
U.S. Dividend ETF	2,031,688	(2,031,688)	—
U.S. Minimum Volatility ETF	2,425,225	(2,425,225)	—
U.S. Momentum Factor ETF	1,486,190	(1,486,190)	—
U.S. Quality Factor ETF	2,379,716	(2,379,716)	—
U.S. Value Factor ETF	2,517,422	(2,517,422)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived management fees and investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.15% to 0.06%. For the six month ended April 30, 2020, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

BetaBuilders Canada ETF	$25,561
BetaBuilders Developed Asia ex-Japan ETF	804
BetaBuilders Europe ETF	6,426

202	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

BetaBuilders International Equity ETF	$9
BetaBuilders Japan ETF	3,374
BetaBuilders U.S. Equity ETF	21
Emerging Markets Equity ETF	199
International Equity ETF	1,725
U.S. Equity ETF	2,568
U.S. Mid Cap Equity ETF	1,327
U.S. Small Cap Equity ETF	2,732
U.S. Dividend ETF	392
U.S. Minimum Volatility ETF	411
U.S. Momentum Factor ETF	212
U.S. Quality Factor ETF	412
U.S. Value Factor ETF	258

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included in the SOP as Income from securities lending (net).

E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer who is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below.

BetaBuilders Canada ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (a)(b)	$174,004,202	$1,754,700,000	$1,838,000,000	$14,548	*	$5,843	$90,724,593	90,706,451	$921,950	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	52,671,952	2,609,877,111	2,509,075,373	—		—	153,473,690	153,473,690	432,745	*	—

Total	$226,676,154	$4,364,577,111	$4,347,075,373	$14,548		$5,843	$244,198,283		$1,354,695		$—

BetaBuilders Developed Asia ex-Japan ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (a)(b)	$1,000,100	$38,000,000	$38,000,000	$(11,401	)*	$(198)	$988,501	988,304	$14,355	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	546,282	41,093,173	38,291,515	—		—	3,347,940	3,347,940	12,522	*	—

Total	$1,546,382	$79,093,173	$76,291,515	$(11,401)		$(198)	$4,336,441		$26,877		$—

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	203

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

BetaBuilders Europe ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (a)(b)	$84,008,799	$234,000,000	$234,000,000	$(3,605	)*	$18,003	$84,023,197	84,006,395	$430,371	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	30,866,797	341,975,139	320,815,530	—		—	52,026,406	52,026,406	99,501	*	—

Total	$114,875,596	$575,975,139	$554,815,530	$(3,605)		$18,003	$136,049,603		$529,872		$—

BetaBuilders International Equity ETF

	For the period ended April 30, 2020
Security Description	Value at December 3, 2019 (c)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	$—	$1,192,347	$251,156	$—	$—	$941,191	941,191	$188	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (a)(b)	—	93,404	43,786	—	—	49,618	49,618	9		—

Total	$—	$1,285,751	$294,942	$—	$—	$990,809		$197		$—

BetaBuilders Japan ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (a)(b)	$12,001,600	$181,000,000	$190,000,000	$4,903	*	$901	$3,007,404	3,006,803	$205,644	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	6,340,122	196,894,306	201,125,068	—		—	2,109,360	2,109,360	53,459	*	—

Total	$18,341,722	$377,894,306	$391,125,068	$4,903		$901	$5,116,764		$259,103		$—

204	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

BetaBuilders U.S. Equity ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Chase & Co. (d)	$702,425	$1,215,200	$67,385	$16,301	$(344,819)	$1,521,722	15,891	$18,056		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	—	4,305,144	3,108,859	—	—	1,196,285	1,196,285	674	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (a)(b)	123,432	1,972,715	1,619,376	—	—	476,771	476,771	1,843		—

Total	$825,857	$7,493,059	$4,795,620	$16,301	$(344,819)	$3,194,778		$20,573		$—

BetaBuilders U.S. Mid Cap Equity ETF

	For the period ended April 30, 2020
Security Description	Value at April 14, 2020 (e)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)(b)	$—	$17,724	$881	$—	$—	$16,843	16,843	$1	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (a)(b)	—	46,224	42,771	—	—	3,453	3,453	1		—

Total	$—	$63,948	$43,652	$—	$—	$20,296		$2		$—

Emerging Markets Equity ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	$1,212,618	$3,057,444	$3,456,873	$—	$—	$813,189	813,189	$2,623	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	670,911	659,744	1,330,655	—	—	—	—	1,312		—

Total	$1,883,529	$3,717,188	$4,787,528	$—	$—	$813,189		$3,935		$—

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	205

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

International Equity ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.69% (a)(b)	$—	$11,572,459	$10,664,991	$773		$93	$908,334	907,608	$4,451		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (a)(b)	4,000,600	35,000,000	23,000,000	400	*	5,501	16,006,501	16,003,300	33,344	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	9,041,799	56,290,838	59,302,606	—		—	6,030,031	6,030,031	23,860	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	2,710,919	22,066,813	24,777,732	—		—	—	—	18,148		—

Total	$15,753,318	$124,930,110	$117,745,329	$1,173		$5,594	$22,944,866		$79,803		$—

U.S. Equity ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (a)(b)	$17,004,001	$26,000,000	$26,000,001	$(1,701	)*	$3,801	$17,006,100	17,002,700	$114,945	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	6,625,093	110,846,631	111,627,298	—		—	5,844,426	5,844,426	42,038	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (a)(b)	894,552	17,503,469	17,992,173	—		—	405,848	405,848	11,000		—

Total	$24,523,646	$154,350,100	$155,619,472	$(1,701)		$3,801	$23,256,374		$167,983		$—

206	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

U.S. Mid Cap Equity ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (a)(b)	$6,000,900	$5,000,000	$9,000,000	$599	*	$—	$2,001,499	2,001,099	$42,188	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	3,100,057	44,810,770	40,327,187	—		—	7,583,640	7,583,640	21,081	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (a)(b)	329,265	7,020,636	7,124,692	—		—	225,209	225,209	3,679		—

Total	$9,430,222	$56,831,406	$56,451,879	$599		$—	$9,810,348		$66,948		$—

U.S. Small Cap Equity ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.77% (a)(b)	$19,001,700	$22,000,000	$23,999,999	$(4,704	)*	$2,200	$16,999,197	16,995,798	$150,175	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	7,634,136	63,896,037	69,191,165	—		—	2,339,008	2,339,008	44,892	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (a)(b)	440,610	4,791,548	4,962,496	—		—	269,662	269,662	2,311		—

Total	$27,076,446	$90,687,585	$98,153,660	$(4,704)		$2,200	$19,607,867		$197,378		$—

U.S. Dividend ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	$654,469	$12,364,052	$10,857,645	$—	$—	$2,160,876	2,160,876	$5,462	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (a)(b)	149,529	1,412,233	1,530,125	—	—	31,637	31,637	771		—

Total	$803,998	$13,776,285	$12,387,770	$—	$—	$2,192,513		$6,233		$—

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	207

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

U.S. Minimum Volatility ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	$387,400	$23,831,841	$21,638,621	$—	$—	$2,580,620	2,580,620	$5,441	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (a)(b)	138,939	2,668,698	2,541,473	—	—	266,164	266,164	1,403		—

Total	$526,339	$26,500,539	$24,180,094	$—	$—	$2,846,784		$6,844		$—

U.S. Momentum Factor ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	$561,328	$11,214,420	$10,217,461	$—	$—	$1,558,287	1,558,287	$3,090	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (a)(b)	87,612	989,835	997,292	—	—	80,155	80,155	697		—

Total	$648,940	$12,204,255	$11,214,753	$—	$—	$1,638,442		$3,787		$—

U.S. Quality Factor ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23 a)(b)	$946,322	$23,406,155	$21,829,654	$—	$—	$2,522,823	2,522,823	$6,522	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (a)(b)	260,405	2,953,384	2,866,777	—	—	347,012	347,012	1,875		—

Total	$1,206,727	$26,359,539	$24,696,431	$—	$—	$2,869,835		$8,397		$—

U.S. Value Factor ETF

	For the six months ended April 30, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2020	Shares at April 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.23% (a)(b)	$368,753	$12,615,755	$10,288,509	$—	$—	$2,695,999	2,695,999	$3,796	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.17% (a)(b)	154,371	2,060,722	2,143,717	—	—	71,376	71,376	1,077		—

Total	$523,124	$14,676,477	$12,432,226	$—	$—	$2,767,375		$4,873		$—

208	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2020.
(c)	Commencement of operations was December 3, 2019.
(d)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(e)	Commencement of operations was April 14, 2020.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices of securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the SOP.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the SOP. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end are included in Change in net unrealized appreciation/ depreciation on foreign currency translations on the SOP.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of April 30, 2020, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

I. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for all Funds, except the BetaBuilders Japan ETF, which generally declares and pays any net investment income annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	209

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

A. Management Fee — JPMIM manages the investments of each Fund pursuant to the Fund’s respective Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund’s respective average daily net assets at the following rate:

BetaBuilders Canada ETF	0.19%
BetaBuilders Developed Asia ex-Japan ETF	0.19%
BetaBuilders Europe ETF	0.09%
BetaBuilders International Equity ETF	0.07%
BetaBuilders Japan ETF	0.19%
BetaBuilders U.S Equity ETF	0.02%
BetaBuilders U.S Mid Cap Equity ETF	0.07%
Emerging Markets Equity ETF	0.44%
International Equity ETF	0.37%
U.S. Equity ETF	0.18%
U.S. Mid Cap Equity ETF	0.24%
U.S. Small Cap Equity ETF	0.29%
U.S. Dividend ETF	0.12%
U.S. Minimum Volatility ETF	0.12%
U.S. Momentum Factor ETF	0.12%
U.S. Quality Factor ETF	0.12%
U.S. Value Factor ETF	0.12%

Under the Management Agreements, JPMIM is responsible for substantially all expenses of the Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds’ 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.

B. Administration Fee — JPMIM provides administration services to the Funds. Pursuant to each Fund’s Management Agreement, JPMIM is compensated as described in Note 3.A.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, effective November 1, 2019, JPMCB receives a portion of the management fees payable to JPMIM.

C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides portfolio custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that varied according to the number of transactions and positions, plus out-of-pocket expenses.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset the Funds’ custodian charges which are covered by the Management Agreement.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the SOP. Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the SOP.

D. Waivers and Reimbursements — The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for affiliated money market funds are covered under the Management Agreement as described in Note 3.A.

E. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under their respective distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.

F. Other — Certain officers of the Trust are affiliated with JPMIM and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the Office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.

210	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended April 30, 2020, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
BetaBuilders Canada ETF	$58,695,067	$65,317,951
BetaBuilders Developed Asia ex-Japan ETF	72,602,539	37,621,739
BetaBuilders Europe ETF	97,299,466	106,423,541
BetaBuilders International Equity ETF	1,947,059	1,183,737
BetaBuilders Japan ETF	25,377,767	99,305,187
BetaBuilders U.S. Equity ETF	1,448,564	1,046,469
BetaBuilders U.S. Mid Cap Equity ETF	54,129	51,921
Emerging Markets Equity ETF	40,887,640	50,760,279
International Equity ETF	121,013,765	133,849,750
U.S. Equity ETF	68,853,278	71,312,233
U.S. Mid Cap Equity ETF	22,330,933	21,151,744
U.S. Small Cap Equity ETF	17,258,037	16,806,382
U.S. Dividend ETF	3,579,297	3,543,958
U.S. Minimum Volatility ETF	6,763,201	6,783,943
U.S. Momentum Factor ETF	11,714,684	11,134,775
U.S. Quality Factor ETF	15,868,739	14,980,891
U.S. Value Factor ETF	5,912,388	6,099,726

During the six months ended April 30, 2020, there were no purchases or sales of U.S. Government securities.

For the six months ended April 30, 2020, in-kind transactions associated with creations and redemptions were:

	In-Kind Creations	In-Kind Redemptions
BetaBuilders Canada ETF	$74,248,590	$65,769,691
BetaBuilders Developed Asia ex-Japan ETF	111,058,956	173,816,153
BetaBuilders Europe ETF	790,737,058	1,339,603,632
BetaBuilders International Equity ETF	42,582,766	—
BetaBuilders Japan ETF	385,618,180	1,550,122,864
BetaBuilders U.S. Equity ETF	86,002,808	2,816,412
BetaBuilders U.S. Mid Cap Equity ETF	5,064,167	—
Emerging Markets Equity ETF	3,359,820	11,835,445
International Equity ETF	38,611,249	184,242,058
U.S. Equity ETF	58,300,308	160,191,150
U.S. Mid Cap Equity ETF	51,640,635	6,794,579
U.S. Small Cap Equity ETF	54,996,806	36,563,595
U.S. Dividend ETF	5,350,579	6,090,770
U.S. Minimum Volatility ETF	8,400,415	9,808,677
U.S. Momentum Factor ETF	29,472,720	1,526,713
U.S. Quality Factor ETF	130,365,383	7,209,931
U.S. Value Factor ETF	14,717,952	16,222,497

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	211

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2020 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders Canada ETF	$3,865,514,864	$334,700,858	$783,309,404	$(448,608,546)
BetaBuilders Developed Asia ex-Japan ETF	1,325,730,657	42,884,578	253,597,611	(210,713,033)
BetaBuilders Europe ETF	2,915,037,428	91,347,785	555,640,473	(464,292,688)
BetaBuilders International Equity ETF	44,234,234	1,575,674	2,908,760	(1,333,086)
BetaBuilders Japan ETF	2,988,499,477	132,074,301	482,079,393	(350,005,092)
BetaBuilders U.S. Equity ETF	128,886,410	8,335,548	7,537,720	797,828
BetaBuilders U.S. Mid Cap Equity ETF	5,086,752	360,425	75,145	285,280
Emerging Markets Equity ETF	302,627,537	17,073,280	58,605,754	(41,532,474)
International Equity ETF	1,087,900,413	64,251,416	218,352,744	(154,101,328)
U.S. Equity ETF	642,845,798	58,590,222	96,672,145	(38,081,923)
U.S. Mid Cap Equity ETF	227,592,215	18,855,317	32,463,953	(13,608,636)
U.S. Small Cap Equity ETF	175,759,022	6,004,258	40,997,376	(34,993,118)
U.S. Dividend ETF	40,742,842	1,730,980	8,177,587	(6,446,607)
U.S. Minimum Volatility ETF	104,279,894	3,739,612	10,495,764	(6,756,152)
U.S. Momentum Factor ETF	85,407,807	5,657,185	3,474,650	2,182,535
U.S. Quality Factor ETF	225,866,470	14,974,390	11,240,046	3,734,344
U.S. Value Factor ETF	64,973,758	3,231,207	11,582,619	(8,351,412)

As of October 31, 2019, the following Funds had net capital loss carryforwards as follows:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders Canada ETF	$19,539,163	$—
BetaBuilders Developed Asia ex-Japan ETF	—	224,560
BetaBuilders Europe ETF	3,010,441	813,934
BetaBuilders Japan ETF	9,152,650	—
BetaBuilders U.S. Equity ETF	24,168	—
Emerging Markets Equity ETF	13,649,613	3,541,834
International Equity ETF	27,029,344	36,788,498
U.S. Equity ETF	8,505,408	588,680
U.S. Mid Cap Equity ETF	2,657,584	—
U.S. Small Cap Equity ETF	1,432,885	192,118
U.S. Dividend ETF	281,701	70,607
U.S. Minimum Volatility ETF	124,150	160,903
U.S. Momentum Factor ETF	947,749	457,724
U.S. Quality Factor ETF	281,172	—
U.S. Value Factor ETF	293,810	25,005

During the year ended October 31, 2019, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders Developed Asia ex-Japan ETF	$149,273	$—
U.S. Quality Factor ETF	—	1,033

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

212	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for BetaBuilders Canada ETF, BetaBuilders Developed Asia ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF and International Equity ETF, and plus at least 110% for Emerging Markets Equity ETF of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of April 30, 2020, the Adviser owns shares representing more than 10% of net assets of the following Funds:

% of Ownership
U.S. Dividend ETF	61%
U.S. Minimum Volatility ETF	19
U.S. Momentum Factor ETF	24
U.S. Value Factor ETF	32

Significant shareholder transactions by the Adviser may impact the Funds’ performance.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

The BetaBuilders Canada ETF, BetaBuilders Developed Asia ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject each Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.

As of April 30, 2020, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:

Fund Name	Australia	Brazil	Canada	China	France	Germany	Hong Kong	Japan	Singapore	Switzerland	Taiwan	United Kingdom
BetaBuilders Canada ETF	—%	—%	97.0%	—%	—%	—%	—%	—%	—%	—%	—%	—%
BetaBuilders Developed Asia ex-Japan ETF	54.1	—	—	—	—	—	27.2	—	11.4	—	—	—
BetaBuilders Europe ETF	—	—	—	—	16.1	13.2	—	—	—	17.4	—	21.8
BetaBuilders International Equity ETF	—	—	—	—	—	—	—	27.6	—	10.5	—	13.4
BetaBuilders Japan ETF	—	—	—	—	—	—	—	100.0	—	—	—	—
Emerging Markets Equity ETF	—	10.7	—	23.7	—	—	—	—	—	—	14.1	—
International Equity ETF	10.3	—	—	—	—	—	—	27.0	—	—	—	17.7

As of April 30, 2020, a significant portion of each Fund’s net assets noted in the table above consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

The Funds may not track the return of the underlying index for a number of reasons and therefore may not achieve their investment objective. For example, each Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities,

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	213

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2020 (Unaudited) (continued)

especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, a Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return differs from the return of the underlying index.

The Funds are subject to infectious disease epidemics/pandemics risk. Recently, the worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

214	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of ongoing costs: (1) transaction costs, including brokerage commissions on your purchases and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period November 1, 2019 and continued to hold your shares at the end of the reporting period, April 30, 2020.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period
JPMorgan BetaBuilders Canada ETF
Actual (1)	$1,000.00	$859.80	0.19%	$0.88
Hypothetical (1)	1,000.00	1,023.92	0.19	0.96
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Actual (1)	1,000.00	824.60	0.19	0.86
Hypothetical (1)	1,000.00	1,023.92	0.19	0.96
JPMorgan BetaBuilders Europe ETF
Actual (1)	1,000.00	844.20	0.09	0.41
Hypothetical (1)	1,000.00	1,024.42	0.09	0.45
JPMorgan BetaBuilders International Equity ETF
Actual (2)	1,000.00	852.40	0.07	0.27
Hypothetical (1)	1,000.00	1,024.52	0.07	0.35
JPMorgan BetaBuilders Japan ETF
Actual (1)	1,000.00	892.00	0.19	0.89
Hypothetical (1)	1,000.00	1,023.92	0.19	0.96
JPMorgan BetaBuilders U.S. Equity ETF
Actual (1)	1,000.00	969.90	0.02	0.10
Hypothetical (1)	1,000.00	1,024.76	0.02	0.10
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Actual (3)	1,000.00	1,056.70	0.07	0.03
Hypothetical (1)	1,000.00	1,024.52	0.07	0.35
JPMorgan Diversified Return Emerging Markets Equity ETF
Actual (1)	1,000.00	813.50	0.44	1.98
Hypothetical (1)	1,000.00	1,022.68	0.44	2.21
JPMorgan Diversified Return International Equity ETF
Actual (1)	1,000.00	858.70	0.37	1.71
Hypothetical (1)	1,000.00	1,023.02	0.37	1.86
JPMorgan Diversified Return U.S. Equity ETF
Actual (1)	1,000.00	877.40	0.18	0.84
Hypothetical (1)	1,000.00	1,023.97	0.18	0.91
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Actual (1)	1,000.00	855.50	0.24	1.11
Hypothetical (1)	1,000.00	1,023.67	0.24	1.21
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Actual (1)	1,000.00	810.30	0.29	1.31
Hypothetical (1)	1,000.00	1,023.42	0.29	1.46

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	215

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period
JPMorgan U.S. Dividend ETF
Actual (1)	1,000.00	810.10	0.12	0.54
Hypothetical (1)	1,000.00	1,024.27	0.12	0.60
JPMorgan U.S. Minimum Volatility ETF
Actual (1)	1,000.00	908.10	0.12	0.57
Hypothetical (1)	1,000.00	1,024.27	0.12	0.60
JPMorgan U.S. Momentum Factor ETF
Actual (1)	1,000.00	978.80	0.12	0.59
Hypothetical (1)	1,000.00	1,024.27	0.12	0.60
JPMorgan U.S. Quality Factor ETF
Actual (1)	1,000.00	969.60	0.12	0.59
Hypothetical (1)	1,000.00	1,024.27	0.12	0.60
JPMorgan U.S. Value Factor ETF
Actual (1)	1,000.00	859.30	0.12	0.55
Hypothetical (1)	1,000.00	1,024.27	0.12	0.60

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(2)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 150/366 (to reflect the actual period). The Fund commenced operations on December 3, 2019.

(3)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 17/366 (to reflect the actual period). The Fund commenced operations on April 14, 2020.

216	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the J.P. Morgan Exchange-Traded Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). On March 9, 2020, the Board of Trustees reviewed the Program Administrator’s initial written report (the “Report”) concerning the operation of the Program for the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “illiquid investments” (as defined under the Liquidity Rule)): (4) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule), whether an HLIM should be established for such a Fund and the procedures for monitoring any HLIM; (5) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (6) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	217

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended October 31, 2019. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2019. The information necessary to complete your income tax returns for the calendar year ending December 31, 2019 has been provided under separate cover.

Section 199A Income

The following funds had the following amount, or maximum allowable amount, of ordinary income distributions treated as 199A dividends for the fiscal year ended October 31, 2019.

JPMorgan Diversified Return U.S. Equity ETF	$507,506
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	197,449
JPMorgan Diversified Return U.S. Small Cap Equity ETF	102,589
JPMorgan U.S. Dividend ETF	119,128
JPMorgan U.S. Minimum Volatility ETF	74,363
JPMorgan U.S. Momentum Factor ETF	33,348
JPMorgan U.S. Quality Factor ETF	59,878
JPMorgan U.S. Value Factor ETF	75,459

218	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

Board Approval of Initial Management Agreements

(Unaudited)

JPMorgan BetaBuilders International Equity ETF and JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

On September 9-10, 2019 and December 17-18, 2019, the Board of Trustees held in-person meetings and approved the initial management agreements (each a “Management Agreement” and collectively, the “Management Agreements”) for the JPMorgan BetaBuilders International Equity ETF and JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the “Funds”), respectively. The Management Agreements were approved by a majority of the Trustees who are not “Interested Persons” (as defined in the 1940 Act) of any party to the Management Agreements or any of their affiliates. In connection with the approval of each Management Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreements, the Trustees reviewed each Management Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreements. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed each proposed Management Agreement in executive session with independent legal counsel at which no representatives of the Adviser were present.

Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement. The Trustees considered information provided with respect to the Funds and the approval of the Management Agreements. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from each Fund under the Management Agreement was fair and reasonable and that initial approval of each Management Agreement was in the best interests of each Fund and its potential shareholders.

Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of each Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of each Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:

(i)	The background and experience of the Adviser’s senior management and investment personnel;
(ii)	The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund;
(iii)	The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
(iv)

Information about the structure and distribution strategy of each Fund, how it fits within the Trust’s other fund offerings, and how it will be positioned against peer funds, as identified by management and/or Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data;

(v)	The administration services to be provided by the Adviser under the Management Agreements;
(vi)	Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally;
(vii)	The overall reputation and capabilities of the Adviser and its affiliates;
(viii)	The commitment of the Adviser to provide high quality service to the Funds;
(ix)	Their overall confidence in the Adviser’s integrity; and
(x)	The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to each Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Funds. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

The Trustees also considered the benefits the Adviser is expected to receive as the result of JPMorgan Chase Bank, N.A.’s roles as custodian, fund accountant and transfer agent for the Funds.

Investment Performance

The Trustees considered each Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

APRIL 30, 2020	J.P. MORGAN EXCHANGE-TRADED FUNDS	219

Board Approval of Initial Management Agreements

(Unaudited) (continued)

Management Fees and Expense Ratios

The Trustees considered that under the Management Agreements, the Adviser will provide advisory and administrative services and will be responsible for substantially all of the expenses of the Funds (“unitary fee structure”). The Trustees considered the contractual management fee rate that will be paid by each Fund to the Adviser and compared the rate to information prepared by Broadridge, providing management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees also compared the management fee for each Fund to fees charged to mutual funds with similar investment objectives or in similar asset classes managed by the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A., an affiliate of the Adviser, for custody, transfer agency and other related services for each Fund.

The Trustees noted that each Fund’s proposed management fee was in line with identified peer funds. The Trustees also noted that because the Funds were not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that each Fund’s proposed management fee was reasonable.

Economies of Scale

The Trustees considered the extent to which each Fund will benefit from economies of scale. The Trustees noted that the proposed unitary management fee schedule for the Funds does not contain breakpoints. The Trustees also considered that shareholders would benefit because expenses would be limited even when the Funds were new and not achieving economies of scale. The Trustees also considered the fact that increases in assets would not lead to fee decreases even if economies of scale are achieved, but also that they would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreements in the future. After considering the factors identified above, the Trustees concluded that each Fund’s shareholders will receive the benefits of potential economies of scale.

220	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2020

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. Prior to March 31, 2019, each Fund filed a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Form N-PORT and Form N-Q are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2020. All rights reserved. April 2020.	SAN-ETF-420

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)    (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15

U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
July 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
July 1, 2020

By:	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
July 1, 2020